                                                                   STATEMENT OF
                                                         ADDITIONAL INFORMATION



                               RETAIL CLASSES OF

                               AIM BLUE CHIP FUND

                                AIM CHARTER FUND

                              AIM WEINGARTEN FUND

                             AIM CONSTELLATION FUND

                           AIM AGGRESSIVE GROWTH FUND

                          AIM CAPITAL DEVELOPMENT FUND


                             (SERIES PORTFOLIOS OF
                            AIM EQUITY FUNDS, INC.)


                               11 GREENWAY PLAZA
                                   SUITE 1919
                             HOUSTON, TX 77046-1173
                                 (713) 626-1919




          THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS
                   AND IT SHOULD BE READ IN CONJUNCTION WITH
                     A PROSPECTUS OF THE ABOVE-NAMED FUNDS,
                 A COPY OF WHICH MAY BE OBTAINED FREE OF CHARGE
                     FROM AUTHORIZED DEALERS OR BY WRITING
                           A I M DISTRIBUTORS, INC.,
                     P.O. BOX 4739, HOUSTON, TX 77210-4739
           OR BY CALLING (713) 626-1919, EXTENSION 5001 (IN HOUSTON)
                         OR (800) 347-4246 (ELSEWHERE).




                   STATEMENT OF ADDITIONAL INFORMATION DATED
                JANUARY 15, 1997, AS REVISED MARCH 18, 1997
                        RELATING TO THE AIM AGGRESSIVE
   GROWTH FUND PROSPECTUS DATED JANUARY 15, 1997, AS REVISED MARCH 17, 1997
     THE AIM CHARTER FUND, AIM WEINGARTEN FUND AND AIM CONSTELLATION FUND
        PROSPECTUSES DATED JANUARY 15, 1997, AS REVISED MARCH 17, 1997
           THE AIM BLUE CHIP FUND PROSPECTUS DATED JANUARY 15,1997,
                AS REVISED MARCH 17, 1997  AND THE AIM CAPITAL
 DEVELOPMENT FUND PROSPECTUS DATED JANUARY 15,1997, AS REVISED MARCH 17, 1997

                               TABLE OF CONTENTS

                                                                                       PAGE

INTRODUCTION ........................................................................    1

GENERAL INFORMATION ABOUT THE FUNDS .................................................    1
         The Company and Its Shares .................................................    1

PERFORMANCE .........................................................................    2
         Total Return Calculations ..................................................    2
         Yield Quotations ...........................................................    3
         Historical Portfolio Results ...............................................    3

PORTFOLIO TRANSACTIONS AND BROKERAGE ................................................    5
         General Brokerage Policy ...................................................    5
         Section 28(e) Standards ....................................................    7
         Brokerage Commissions Paid .................................................    8
         Portfolio Turnover .........................................................    9

INVESTMENT OBJECTIVES AND POLICIES ..................................................    9
         Foreign Securities .........................................................   10
         Foreign Exchange Transactions ..............................................   11
         Rule 144A Securities .......................................................   11
         Lending of Portfolio Securities ............................................   11
         Repurchase Agreements ......................................................   12
         Special Situations .........................................................   12
         Short Sales ................................................................   12
         Warrants ...................................................................   13
         Options ....................................................................   13
         Futures Contracts ..........................................................   14
                  Stock Index Futures Contracts .....................................   14
                  Foreign Currency Futures Contracts ................................   14
         Options on Futures Contracts ...............................................   15
         Risks as to Futures Contracts and Related Options ..........................   15
         Investment in Unseasoned Issuers ...........................................   16

INVESTMENT RESTRICTIONS .............................................................   16
         Blue Chip ..................................................................   17
         Charter ....................................................................   18
         Weingarten .................................................................   19
         Constellation ..............................................................   20
         Aggressive Growth ..........................................................   21
         Capital Development ........................................................   22
         Additional Restrictions ....................................................   23

MANAGEMENT ..........................................................................   23
         Directors and Officers .....................................................   23
                  Remuneration of Directors .........................................   26
                  AIM Funds Retirement Plan for Eligible Directors/Trustees .........   27
                  Deferred Compensation Agreements ..................................   28
         Investment Advisory, Administrative Services and Sub-Advisory Agreements ...   29

 DISTRIBUTION PLANS .................................................................   33
         The Class A Plan ...........................................................   33
         The Class B Plan ...........................................................   33
         Both Plans .................................................................   33

THE DISTRIBUTOR .....................................................................   37

HOW TO PURCHASE AND REDEEM SHARES ...................................................   39

NET ASSET VALUE DETERMINATION .......................................................   39

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS ............................................   40
         Reinvestment of Dividends and Distributions ................................   40
         Tax Matters ................................................................   40
         Qualification as a Regulated Investment Company ............................   41
         Excise Tax on Regulated Investment Companies ...............................   42
         Fund Distributions .........................................................   43
         Sale or Redemption of Shares ...............................................   44
         Foreign Shareholders .......................................................   45
         Effect of Future Legislation; Local Tax Considerations .....................   45

MISCELLANEOUS INFORMATION ...........................................................   46
         Shareholder Inquiries ......................................................   46
         Audit Reports ..............................................................   46
         Legal Matters ..............................................................   46
         Custodian and Transfer Agent ...............................................   46
         Principal Holders of Securities ............................................   47
         Other Information ..........................................................   52

APPENDIX ............................................................................   53
         Description of Commercial Paper Ratings ....................................   53
         Description of Corporate Bond Ratings ......................................   53

FINANCIAL STATEMENTS ................................................................   FS

                                  INTRODUCTION

       AIM Equity Funds, Inc. (the "Company") is a series mutual fund. The rules and regulations of the United States Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information for AIM Charter Fund ("Charter"), AIM Weingarten Fund ("Weingarten") and AIM Constellation Fund ("Constellation") is included in a Prospectus dated January 15, 1997, as revised March 17, 1997 (the "Prospectus"), which relates to the Retail Classes of the Funds (defined below). The information for the Retail Class of AIM Aggressive Growth Fund ("Aggressive Growth") is contained in a separate prospectus also dated January 15, 1997, as revised March 17, 1997. The information for the Retail Class of
AIM Blue Chip Fund ("Blue Chip") is contained in a separate prospectus dated January 15, 1997, as revised March 17, 1997. The information for the Retail Class of AIM Capital Development Fund ("Capital Development") is contained in a separate prospectus dated January 15, 1997, as revised March 17, 1997. Additional copies of the Prospectuses and this Statement of Additional Information may be obtained without charge by writing the principal distributor of the Funds' shares, A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739 or by calling (800) 347-4246. Investors must receive a Prospectus before they invest.

         This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Funds. Some of the information required to be in this Statement of Additional Information is also included in the Prospectus; and, in order to avoid repetition, reference will be made to sections of the Prospectus. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement filed with the SEC. Copies of the Registration Statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges described under its rules and regulations.


                      GENERAL INFORMATION ABOUT THE FUNDS

THE COMPANY AND ITS SHARES

         The Company was organized in 1988 as a Maryland corporation, and is registered with the SEC as a diversified open-end series management investment company. The Company currently consists of six separate portfolios: Aggressive Growth, Blue Chip, Capital Development, Charter, Constellation, and Weingarten (each a "Fund" and collectively, the "Funds"). Charter and Weingarten each have three separate classes: Class A and Class B and an Institutional Class. Constellation has two classes of shares: Class A and an Institutional Class. Aggressive Growth has Class A shares only. Blue Chip and Capital Development each have two classes of shares: Class A and Class B. Class A shares (sold with a front-end sales charge) and Class B shares (sold with a contingent deferred sales charge) of the Funds are also referred to as the Retail Classes. Prior to October 15, 1993, Aggressive Growth was a portfolio of AIM Funds Group ("AFG"), a Massachusetts business trust. Pursuant to an Agreement and Plan of Reorganization between AFG and the Company, Aggressive Growth was redomesticated as a portfolio of the Company. All historical financial and other information contained in this Statement of Additional Information for periods prior to October 15, 1993, relating to Aggressive Growth is that of AFG's Aggressive Growth. Blue Chip acquired the investment portfolio of Baird Blue Chip Fund, Inc. (the "BBC Fund"), a registered management investment company, on June 3, 1996, in a corporate reorganization. All historical financial information contained in this Statement of Additional Information for periods prior to June 3, 1996, relating to Blue Chip is that of the BBC Fund. Capital Development acquired substantially all of the assets of Baird Capital Development Fund, Inc., a registered management investment company, on August 12, 1996 in a corporate reorganization.

         This Statement of Additional Information relates solely to the Retail Classes of the Funds.

         The term "majority of the outstanding shares" of the Company, of a particular Fund or of a particular class of a Fund means, respectively, the vote of the lesser of (a) 67% or more of the shares of the Company, such Fund or such class present at a meeting of the Company's shareholders, if the holders of more than 50% of the outstanding shares of the Company, such Fund or such class are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Company, such Fund or such class.

         Shares of the Retail Class and the Institutional Class of each Fund have equal rights and privileges. Each share of a particular class is entitled to one vote, to participate equally in dividends and distributions declared by the Company's Board of Directors with respect to the class of such Fund and, upon liquidation of the Fund, to participate proportionately in the net assets of the Fund allocable to such class remaining after satisfaction of outstanding liabilities of the Fund allocable to such class. Fund shares are fully paid, non-assessable and fully transferable when issued and have no preemptive rights and have such conversion and exchange rights as set forth in the Prospectus and this Statement of Additional Information. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

         Shareholders of the Funds do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all Funds voting together for election of directors may elect all of the members of the Board of Directors of the Company. In such event, the remaining holders cannot elect any directors of the Company.


                                  PERFORMANCE

TOTAL RETURN CALCULATIONS

         Total returns quoted in advertising reflect all aspects of the applicable Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in such Fund's net asset value per share over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical investment in a particular Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance is not constant over time, but changes from year to year, and that average annual returns do not represent the actual year-to-year performance of such Fund.

         In addition to average annual returns, the Retail Class of each Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns, yields, and other performance information may be quoted numerically or in a table, graph or similar illustration. Total returns may be quoted with or without taking the applicable Fund's maximum applicable Class A front-end sales charge or Class B contingent deferred sales charge into account. Excluding sales charges from a total return calculation produces a higher total return figure.

YIELD QUOTATIONS

         The standard formula for calculating yield, as described in the Prospectus, is as follows:

                                                              6
            YIELD = 2[((a-b) divided by (c x d) + 1) power of   -1]



  Where a    = dividends and interest earned during a stated 30-day period.
               For purposes of this calculation, dividends are accrued rather than recorded on the ex-dividend date. Interest earned under this formula must generally be calculated based on the yield to maturity of each obligation (or, if more appropriate, based on yield to call date).

        b    = expense accrued during period (net of reimbursement).

        c    = the average daily number of shares outstanding during the period.

        d    = the maximum offering price per share on the last day of the period.

HISTORICAL PORTFOLIO RESULTS

         Blue Chip, Charter, Weingarten, Aggressive Growth and Constellation's total returns for Class A shares for the following periods ended October 31, 1996 (which include the maximum sales charge of 5.50% and reinvestment of all dividends and distributions), and Capital Development's total returns for Class A shares for the period June 17, 1996 (inception date for Class A shares) through October 31, 1996 (which includes the maximum sales charge of 5.50% and reinvestment of all dividends and distributions) were as follows:

                                                              CLASS A AVERAGE ANNUAL RETURNS
                                                              ------------------------------
                                                ONE          FIVE           TEN           FIFTEEN        TWENTY
                                               YEAR          YEARS         YEARS           YEARS          YEARS
                                               ----          -----         -----           -----          -----
BLUE CHIP                                     18.95%        12.95%            N/A           N/A            N/A
CAPITAL DEVELOPMENT                             N/A           N/A             N/A           N/A            N/A
CHARTER                                       10.28%        10.70%          13.64%        13.87%         16.76%
WEINGARTEN                                     8.49%        10.36%          13.88%        16.31%         19.86%
CONSTELLATION                                  5.14%        17.35%          18.40%        16.80%         19.38%
AGGRESSIVE GROWTH                              8.46%        24.73%          17.84%          N/A            N/A

                                                                CLASS A CUMULATIVE RETURNS
                                                                --------------------------
                                  SINCE         ONE            FIVE         TEN           FIFTEEN        TWENTY
                                INCEPTION      YEAR            YEARS       YEARS           YEARS          YEARS
                                ---------      ----            -----       -----           -----          -----
BLUE CHIP                          N/A        18.95%        83.86%            N/A           N/A            N/A
CAPITAL DEVELOPMENT               4.80%         N/A           N/A             N/A           N/A            N/A
CHARTER                            N/A        10.28%        66.27%         259.11%       601.35%      2,116.69%
WEINGARTEN                         N/A         8.49%        63.73%         266.84%       864.21%      3,643.60%
CONSTELLATION                      N/A         5.14%       122.59%         441.18%       926.94%      3,356.76%
AGGRESSIVE GROWTH                  N/A         8.46%       201.86%         416.32%          N/A            N/A


         Blue Chip acquired the investment portfolio of the BBC Fund on June 3, 1996. The performance data set forth above for Blue Chip includes performance data of the BBC Fund for periods prior to June 3, 1996. The performance data is not necessarily indicative of the future performance of Blue Chip.

         During the 10-year period ended October 31, 1996, a hypothetical $1,000 investment at the beginning of such period in Class A shares of Charter, Weingarten, Constellation and Aggressive Growth would have been worth $3,591, $3,668, $5,411 and $5,163, respectively, assuming all distributions were reinvested.

         During the 15-year period ended October 31, 1996, a hypothetical $1,000 investment at the beginning of such period in Class A shares of Charter, Weingarten and Constellation would have been worth $7,013, $9,642 and $10,269, respectively, assuming all dividends were reinvested.

         During the 20-year period ended October 31, 1996 a hypothetical $1,000 investment at the beginning of such period in Class A shares of Charter, Constellation and Weingarten would have been worth $37,436, $34,568 and $22,167, respectively, assuming all distributions were reinvested. This was a period of widely fluctuating stock and bond prices and interest rates, and should not necessarily be considered a representation of the income or capital gain or loss that may be realized from an investment in any of the Funds today.

         Charter and Weingarten's total returns for Class B shares for the period June 26, 1995 (inception date for Class B shares of Charter and Weingarten) through October 31, 1996 (which include the maximum contingent deferred sales charge of 5% and reinvestment of all dividends and distributions), and Blue Chip and Capital Development's total returns for Class B shares for the period October 1, 1996 (inception date for Class B shares) through October 31, 1996 (which include the maximum contingent deferred sales charge of 5% and reinvestment of all dividends and distributions) were as follows:


                         CLASS B AVERAGE ANNUAL RETURNS
                         ------------------------------

                                                    Since
                                                  Inception           One Year
                                                  ---------           --------
            BLUE CHIP                                N/A                 N/A
            CAPITAL DEVELOPMENT                      N/A                 N/A
            CHARTER                                15.68%              10.90%
            WEINGARTEN                             14.82%               8.95%

                           CLASS B CUMULATIVE RETURNS
                           --------------------------

                                                    Since
                                                  Inception           One Year
                                                  ---------           --------
            BLUE CHIP                                .29%                N/A
            CAPITAL DEVELOPMENT                     1.98%                N/A
            CHARTER                                21.72%               10.90%
            WEINGARTEN                             20.51%                8.95%


         Average annual total return is not available for Class B shares of Blue Chip and Capital Development as the effective date of the Class B shares was October 1, 1996.


         Each Fund's performance may be compared in advertising to the performance of other mutual funds in general, or of particular types of mutual funds, especially those with similar objectives. Such performance data may be prepared by Lipper Analytical Services, Inc. and other independent services which monitor the performance of mutual funds. The Funds may also advertise mutual fund performance rankings which have been assigned to each respective Fund by such monitoring services.

         Each Fund's performance may also be compared in advertising and other materials to the performance of comparative benchmarks such as the Consumer Price Index ("CPI"), the Standard & Poor's ("S&P") 500 Stock Index, and fixed-price investments such as bank certificates of deposit and/or savings accounts.

         The CPI, published by the U.S. Bureau of Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services. S & P's 500 Stock Index is a group of unmanaged securities widely regarded by investors as representative of the stock market in general. Comparisons assume the reinvestment of dividends. Fixed Price Investments, such as bank certificates of deposits and savings accounts, are generally backed by federal agencies for up to $100,000. Class A shares of Charter, Weingarten and Constellation are not insured and their value will vary with market conditions.

         In addition, each Fund's long-term performance may be described in advertising in relation to historical, political and/or economic events. For instance, Charter's Class A shares performance since its inception has been accomplished through various years in which there have been recessions, a presidential assassination attempt, a 20% prime rate, an 13% annual inflation rate, and significant stock market declines. The performance of Class A shares of Weingarten, Aggressive Growth and Constellation has been achieved through years in which similar events occurred.

         Each Fund's advertising may from time to time include discussions of general economic conditions and interest rates. Each Fund's advertising may also include references to the use of the Fund as part of an individual's overall retirement investment program.

         From time to time, Fund sales literature and/or advertisements may disclose (i) top holdings included in the Fund's portfolio, (ii) certain selling group members, and/or (iii) certain institutional shareholders.

         From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. These topics include, but are not limited to, literature addressing general information about mutual funds, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

GENERAL BROKERAGE POLICY

         Subject to policies established by the Board of Directors of the Company, A I M Advisors, Inc. ("AIM") is responsible for decisions to buy and sell securities for each Fund, for the selection of broker-dealers, for the execution of each Fund's investment portfolio transactions, and for the allocation of brokerage fees in connection with such transactions. AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. While AIM generally seeks reasonably competitive commission rates, each Fund does not necessarily pay the lowest commission or spread available.

         A portion of the securities in which each Fund invests are traded in over-the-counter markets, and in such transactions, a Fund deals directly with the dealers who make markets in the securities involved, except in those circumstances where better prices and executions are available elsewhere. Portfolio transactions placed through dealers serving as primary market makers are effected at net prices, generally without commissions as such, but which include compensation in the form of mark up or mark down.

         AIM may from time to time determine target levels of commission business for AIM to transact with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be determined based upon the following factors, among others: (a) the execution services by the broker; (b) the research services provided by the broker; and
(c) the broker's attitude toward and interest in mutual funds in general and in the Funds and other mutual funds advised by AIM or A I M Capital Management, Inc. ("AIM Capital") in particular. No specific formula will be used in connection with any of the foregoing considerations in determining the target levels. However, if a broker has indicated a certain level of desired commissions in return for certain research services provided by the broker, this factor will be taken into consideration by AIM. Subject to the overall objective of obtaining best price and execution for the Funds, AIM may also consider sales of shares of the Funds and of the other mutual funds managed or advised by AIM and AIM Capital as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds. In such cases, Fund trades may be executed directly by selling dealers or by other broker-dealers with which selling dealers have clearing arrangements. AIM will seek, whenever possible, to recapture for the benefit of each Fund any commission, fee, brokerage or similar payment paid by such Fund on portfolio transactions. Normally, the only fees which may be recaptured are the soliciting dealer fees on the tender of an account's portfolio securities in a tender or exchange offer.

         None of the Funds is under any obligation to deal with any broker or group of brokers in the execution of transactions in portfolio securities. Brokers who provide supplemental investment research to AIM and AIM Capital may receive orders for transactions by the Funds. Information so received will be in addition to and not in lieu of the services required to be performed by AIM and AIM Capital under their agreements with the Funds and the expenses of AIM and AIM Capital will not necessarily be reduced as a result of the receipt of such supplemental information. Certain research services furnished by broker-dealers may be useful to AIM and AIM Capital in connection with their services to other advisory clients, including the investment companies which they advise. Also, each Fund may pay a higher price for securities or higher commissions in recognition of research services furnished by broker-dealers.

         Provisions of the Investment Company Act of 1940, as amended ("1940 Act") and rules and regulations thereunder have been construed to prohibit the Company from purchasing securities or instruments from, or selling securities or instruments to, any holder of 5% or more of the voting securities of any investment company managed or advised by AIM. The Company has obtained an order of exemption from the SEC which permits the Company to engage in certain transactions with such 5% holder, if the Company complies with conditions and procedures designed to ensure that such transactions are executed at fair market value and present no conflicts of interest.

         AIM, AIM Capital and their affiliates manage several other investment accounts, some of which may have investment objectives similar to those of one or more of the Funds. It is possible that, at times, identical securities will be appropriate for investment by one or more of the Funds and by one or more of such investment accounts. The position of each account, however, in the securities of the same issue may vary and the length of time that each account may choose to hold its investment in the securities of the same issue may likewise vary. The timing and amount of purchase by each account will be determined by its cash position. If the purchase or sale of securities consistent with the investment policies of a Fund and one or more of these accounts is considered at or about the same time, transactions in such securities will be allocated among the Fund(s) and such accounts in a manner deemed equitable by AIM. AIM may combine such transactions, in accordance with applicable laws and regulations, in order to obtain the best net price and most favorable execution. Simultaneous transactions could, however, adversely affect the ability of a Fund to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

         Under the 1940 Act, persons affiliated with the Company are prohibited from dealing with the Funds as principal in any purchase or sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. The Board of Directors has adopted procedures pursuant to Rule 17a-7 under the 1940 Act relating to portfolio transactions among the Funds and other accounts advised by AIM or AIM Capital and each of the Funds may from time to time enter into transactions in accordance with such Rule and procedures.

         From time to time, a Fund may sell a security to, or purchase a security from, an AIM Fund or another investment account advised by AIM or AIM Capital when such transactions comply with applicable rules and regulations and are deemed consistent with the investment objective(s) and policies of the investment accounts involved. Procedures pursuant to Rule 17a-7 under the 1940 Act regarding transactions between investment accounts advised by AIM or AIM Capital have been adopted by the Board of Directors/Trustees of the various AIM Funds including the Company. Although such transactions may result in custodian, tax or other related expenses, no brokerage commissions or other direct transaction costs are generated by transactions among the investment accounts advised by AIM or AIM Capital.

         In some cases the procedure for allocating portfolio transactions among the various investment accounts advised by AIM and AIM Capital could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, the main factors considered by AIM are the respective investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the judgments of the persons responsible for recommending the investment.

SECTION 28(e) STANDARDS

         Under Section 28(e) of the Securities Exchange Act of 1934, AIM shall not be "deemed to have acted unlawfully or to have breached its fiduciary duty" solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of Section 28(e), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided . . . viewed in terms of either that particular transaction or [its] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion," and that the services provided by a broker provide AIM and AIM Capital with lawful and appropriate assistance in the performance of their investment decision-making responsibilities. Accordingly, the price to a Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

         Broker-dealers utilized by AIM may furnish statistical, research and other information or services which are deemed by AIM and AIM Capital to be beneficial to the Funds' investment programs. Research services received from brokers supplement AIM's and AIM Capital's own research (and the research of sub-advisors to other clients of AIM and AIM Capital), and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on political developments; portfolio management strategies; performance information on securities and information concerning prices of securities; and information supplied by specialized services to AIM and AIM Capital and to the Company's directors with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services may also include the providing of equipment used to communicate research information, the arranging of meetings with management of companies and the providing of access to consultants who supply research information.

         The outside research assistance is useful to AIM and AIM Capital since the brokers utilized by AIM as a group tend to follow a broader universe of securities and other matters than AIM's and AIM Capital's staff can follow. In addition, this research provides AIM and AIM Capital with a diverse perspective on financial markets. Research services which are provided to AIM and AIM Capital by brokers are available for the benefit of all accounts managed or advised by AIM and AIM Capital or by sub-advisors to other accounts managed or advised by AIM and AIM Capital. In some cases, the research services are available only from the broker providing such services. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM is of the opinion that because the broker research supplements, rather than replaces, its research, the receipt of such research does not tend to decrease its expenses, but tends to improve the quality of its investment advice. However, to the extent that AIM or AIM Capital would have purchased any such research services had such services not been provided by brokers, the expenses of such services to AIM or AIM Capital could be considered to have been reduced accordingly. Certain research services furnished by broker-dealers may be useful to AIM or AIM Capital with clients other than the Funds. Similarly, any research services received by AIM or AIM Capital through the placement of portfolio transactions of other clients may be of value to AIM or AIM Capital in fulfilling their obligations to the Funds. AIM is of the opinion that this material is beneficial in supplementing AIM's and AIM Capital's research and analysis; and, therefore, it may benefit the Funds by improving the quality of the investment advice. The advisory fees paid by the Funds are not reduced because AIM and AIM Capital receive such services. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's and AIM Capital's clients, including the Funds.

BROKERAGE COMMISSIONS PAID

         For the fiscal years ended October 31, 1996, 1995 and 1994, Charter paid brokerage commissions of $9,213,125, $14,960,600, and $4,188,695, respectively. For the fiscal year ended October 31, 1996, AIM allocated certain of Charter's brokerage transactions to certain broker-dealers that provided AIM with certain research, statistical and other information. Such transactions amounted to $435,792,811 and the related brokerage commissions were $475,824.

         For the fiscal years ended October 31, 1996, 1995 and 1994, Weingarten paid brokerage commissions of $21,795,437, $21,766,760, and $17,841,982, respectively. For the fiscal year ended October 31, 1996, AIM allocated certain of Weingarten's brokerage transactions to certain broker-dealers that provided AIM with certain research, statistical and other information. Such transactions amounted to $1,102,413,275 and the related brokerage commissions were $1,330,688.

         For the fiscal years ended October 31, 1996, 1995 and 1994, Constellation paid brokerage commissions of $13,032,299, $15,359,510, and $6,921,543 respectively. For the fiscal year ended October 31, 1996 AIM allocated certain of Constellation's brokerage transactions to certain broker-dealers that provided AIM with certain research, statistical and other information. Such transactions amounted to $923,417,535 and the related brokerage commissions were $1,267,557.

         For the fiscal years ended October 31, 1996, 1995, and 1994 Aggressive Growth paid brokerage commissions of $3,244,570, $9,917,185, and $1,180,323, respectively. For the fiscal year ended October 31, 1996, AIM allocated certain of Aggressive Growth's brokerage transactions to certain broker-dealers that provided AIM with certain research, statistical and other information. Such transactions amounted to $280,907,229 and the related brokerage commissions were $549,006.

         For the fiscal years ended September 30, 1996 and October 31, 1996, Blue Chip paid brokerage commissions of $121,246 and $39,153, respectively. For the fiscal year ended October 31, 1996, AIM allocated certain of Blue Chip's brokerage transactions to certain broker-dealers that provide AIM with certain research, statistical and other information. Such transactions amounted to $8,234,550 and the related brokerage commissions were $9,592.

         Brokerage commissions paid by the BBC Fund during the fiscal year ended September 30, 1995, to brokers, other than its investment adviser Robert
W. Baird & Co. Incorporated ("Baird"), totaled $45,867. All of such brokers provided research services to Baird. During such year, the BBC Fund did not pay brokerage commissions to Baird. Brokerage commissions paid by the BBC Fund during the fiscal year ended September 30, 1994 to brokers, other than Baird, totaled $37,864. All of such brokers provided research services to Baird. During such year, the BBC Fund did not pay Baird any brokerage commissions.

         For the fiscal year ended October 31, 1996, Capital Development paid brokerage commissions of $219,931. For the fiscal year ended October 31, 1996, AIM allocated certain of Capital Development's brokerage transactions to certain broker-dealers that provide AIM with certain research, statistical and other information. Such transactions amounted to $3,951,579 and the related brokerage commissions were $8,944.

PORTFOLIO TURNOVER

         The portfolio turnover rate of Aggressive Growth, Capital Development, Charter, Constellation, Weingarten and Blue Chip is shown under "Financial Highlights" in the applicable Prospectus. Higher portfolio turnover increases transaction costs to the Fund.


                       INVESTMENT OBJECTIVES AND POLICIES

         The following discussion of investment policies supplements the discussion of the investment objectives and policies set forth in the Prospectus under the heading "Investment Program(s)."

         Each of the Funds may invest, for temporary or defensive purposes, all or substantially all of their assets in investment grade (high quality) corporate bonds, commercial paper, or U.S. Government obligations. In addition, a portion of each Fund's assets may be held, from time to time, in cash, repurchase agreements or other short-term debt securities when such positions are deemed advisable in light of economic or market conditions. For a description of the various rating categories of corporate bonds and commercial paper in which the Funds may invest, see the Appendix to this Statement of Additional Information.

         COMMON STOCKS -- The Funds will invest in common stocks. Common stocks represent the residual ownership interest in the issuer and are entitled to the income and increase in the value of the assets and business of the entity after all of its obligations and preferred stocks are satisfied. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

         PREFERRED STOCKS -- The Funds may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

         CONVERTIBLE SECURITIES -- The Funds may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock or other equity security of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible income securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. Although each Fund will only purchase convertible securities that AIM considers to have adequate protection parameters, including an adequate capacity to pay interest and repay principal in a timely manner, it invests without regard to corporate bond ratings. Capital Development does not intend to invest more than 5% of its net assets in convertible securities.

         CORPORATE DEBT SECURITIES -- The Funds may invest in corporate debt securities. Corporations issue debt securities of various types, including bonds and debentures (which are long-term), notes (which may be short- or long-term), bankers acceptances (indirectly secured borrowings to facilitate commercial transactions) and commercial paper (short-term unsecured notes). These securities typically provide for periodic payments of interest, at a rate which may be fixed or adjustable, with payment of principal upon maturity and are generally not secured by assets of the issuer or otherwise guaranteed. The values of fixed rate income securities tend to vary inversely with changes in interest rates, with longer-term securities generally being more volatile than shorter-term securities. Corporate securities frequently are subject to call provisions that entitle the issuer to repurchase such securities at a predetermined price prior to their stated maturity. In the event that a security is called during a period of declining interest rates, the Fund may be required to reinvest the proceeds in securities having a lower yield. In addition, in the event that a security was purchased at a premium over the call price, a Fund will experience a capital loss if the security is called. Adjustable rate corporate debt securities may have interest rate caps and floors.

         Blue Chip will not invest in non-convertible corporate debt securities rated below investment grade by S&P and Moody's Investors Service ("Moody's") or in unrated non-convertible corporate debt securities believed by the Fund's investment adviser to be below investment grade quality. Securities rated in the four highest long-term rating categories by S&P and Moody's are considered to be "investment grade." S&P's fourth highest long-term rating category is "BBB", with BBB being the lowest investment grade rating. Moody's fourth highest long-term rating category is "Baa", with Baa3 being the lowest investment grade rating. Publications of S&P indicate that it assigns securities to the "BBB" rating category when such securities are "regarded as having an adequate capacity to pay interest and repay principal. Such securities normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay," whereas securities rated AAA by S&P are regarded as having "capacity to pay interest and repay principal [that] is extremely strong." Publications of Moody's indicate that it assigns securities to the "Baa rating category when such securities are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well," whereas securities rated Aaa by Moody's "are judged to be of the best quality" and "carry the smallest degree of investment risk."

         U.S. GOVERNMENT SECURITIES -- The Funds may invest in securities issued or guaranteed by the United States government or its agencies or instrumentalities. These include Treasury securities (bills, notes, bonds and other debt securities) which differ only in their interest rates, maturities and times of issuance. U.S. Government agency and instrumentality securities include securities which are supported by the full faith and credit of the U.S., securities that are supported by the right of the agency to borrow from the U.S. Treasury, securities that are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality and securities that are supported only by the credit of such agencies. While the U.S. Government may provide financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so. The U.S. government, its' agencies and instrumentalities do not guarantee the market value of their securities and consequently the values of such securities fluctuate.

FOREIGN SECURITIES

         Each of Aggressive Growth, Blue Chip and Capital Development may invest up to 25% of its total assets in foreign securities. Each of Charter, Weingarten and Constellation may invest up to 20% of its total assets in foreign securities. For purposes of computing such limitation American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and other securities representing underlying securities of foreign issuers are treated as foreign securities. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in the United States securities markets, and EDRs, in bearer form, are designed for use in European securities markets. ADRs and EDRs may be listed on stock exchanges, or traded in OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. Investments by the Fund in securities of foreign corporations may involve considerations and risks that are different in certain respects from an investment in securities of U.S. companies. Such risks include possible imposition of withholding taxes on interest or dividends, possible adoption of foreign governmental restrictions on repatriation of income or capital invested, or other adverse political or economic developments. Additionally, it may be more difficult to enforce the rights of a security holder against a foreign corporation, and information about the operations of foreign corporations may be more difficult to obtain and evaluate.

FOREIGN EXCHANGE TRANSACTIONS

         Purchases and sales of foreign securities are usually made with foreign currencies, and consequently the Funds may from time to time hold cash balances in the form of foreign currencies and multinational currency units. Such foreign currencies and multinational currency units will usually be acquired on a spot (i.e. cash) basis at the spot rate prevailing in foreign exchange markets and will result in currency conversion costs to the Funds. The Funds attempt to purchase and sell foreign currencies on as favorable a basis as practicable; however, some price spread on foreign exchange transactions (to cover service charges) may be incurred, particularly when the Funds change investments from one country to another, or when U.S. dollars are used to purchase foreign securities. Certain countries could adopt policies which would prevent the Funds from transferring cash out of such countries, and the Funds may be affected either favorably or unfavorably by fluctuations in relative exchange rates while the Funds hold foreign currencies.

RULE 144A SECURITIES

         The Funds may each purchase securities which, while privately placed, are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). This Rule permits certain qualified institutional buyers, such as a Fund, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Company's Board of Directors, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's restriction of investing no more than 15% of its assets in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes, (ii) number of dealers and potential purchasers, (iii) dealer undertakings to make a market, and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities will also be monitored by AIM and, if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not invest more than 15% of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

LENDING OF PORTFOLIO SECURITIES

         For the purpose of realizing additional income, the Funds may each make secured loans of portfolio securities amounting to not more than 33-1/3% of its total assets. None of the Funds currently intend to engage in this investment practice. Securities loans are made to banks, brokers and other financial institutions pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent marked to market on a daily basis. The collateral received will consist of cash, U.S. Government securities, letters of credit or such other collateral as may be permitted under the Fund's investment program. While the securities are being lent, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Fund has a right to call each loan and obtain the securities on five business days' notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. The Fund will not have the right to vote securities while they are being lent, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Loans will only be made to persons deemed by AIM to be of good standing and will not be made unless, in the judgment of AIM, the consideration to be earned from such loans would justify the risk.

REPURCHASE AGREEMENTS

         The Funds may each enter into repurchase agreements. A repurchase agreement is an instrument under which a Fund acquires ownership of a debt security and the seller (usually a broker or bank) agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the Fund's holding period. In the event of bankruptcy or other default of a seller of a repurchase agreement, the Fund may experience both delays in liquidating the underlying securities and losses, including: (a) a possible decline in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto; (b) a possible subnormal level of income and lack of access to income during this period; and (c) expenses of enforcing its rights. A repurchase agreement is collateralized by the security acquired by the Fund and its value is marked to market daily in order to minimize the Fund's risk. Repurchase agreements usually are for short periods, such as one or two days, but may be entered into for longer periods of time.

         Charter may enter into repurchase agreements (at any time, up to 50% of its net assets), using only U.S. Government securities, for the sole purpose of increasing its yield on idle cash. Charter will not invest in a repurchase agreement of more than seven days' duration if, as a result of that investment, the amount of repurchase agreements of more than seven days' duration would exceed 15% of the assets of Charter.

SPECIAL SITUATIONS

         Although Constellation does not currently intend to do so, it may invest in "special situations." A special situation arises when, in the opinion of the Fund's management, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs, and new management or management policies. Although large and well-known companies may be involved, special situations more often involve comparatively small or unseasoned companies. Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities. Constellation will not, however, purchase securities of any company with a record of less than three years' continuous operation (including that of predecessors) if such purchase would cause the Fund's investment in all such companies, taken at cost, to exceed 5% of the value of the Fund's total assets.

SHORT SALES

          Although Blue Chip, Weingarten, Constellation and Aggressive Growth do not currently intend to do so, they and Capital Development may each enter into short sales transactions. None of Blue Chip,

Weingarten, Constellation, Aggressive Growth or Capital Development will make short sales of securities nor maintain a short position unless at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short. This is a technique known as selling short "against the box." Such short sales will be used by each of Blue Chip, Weingarten, Constellation, Aggressive Growth and Capital Development for the purpose of deferring recognition of gain or loss for federal income tax purposes. In no event may more than 10% of the value of the respective Fund's net assets (10% of the value of total assets of Aggressive Growth) be deposited or pledged as collateral for such sales at any time.

WARRANTS

         The Funds may, from time to time, invest in warrants. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of a warrant, the current market value of the underlying security, the life of the warrant and various other investment factors. The investment in warrants by the Funds, valued at the lower of cost or market, may not exceed 5% of the value of their net assets and not more than 2% of such value may be warrants which are not listed on the New York or American Stock Exchanges.

OPTIONS

         Each of the Funds is authorized to write (sell) covered call options on the securities in which it may invest and to enter into closing purchase transactions with respect to such options. A call option is "covered" if the Fund owns or has the right to acquire the underlying security subject to the call. Writing a call option obligates a Fund to sell or deliver the option's underlying security, in return for the strike price, upon exercise of the option. By writing a call option, the Fund receives an option premium from the purchaser of the call option. Writing covered call options is generally a profitable strategy if prices remain the same or fall. Through receipt of the option premium, the Fund would seek to mitigate the effects of a price decline. By writing covered call options, however, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, the Fund's ability to sell the underlying security will be limited while the option is in effect unless the Fund effects a closing purchase transaction.

         Charter, Capital Development, Blue Chip and Weingarten may purchase put options. A put purchased by the Fund constitutes a hedge against a decline in the price of a security owned by the Fund. It may be sold at a profit or loss depending upon changes in the price of the underlying security. It may be exercised at a profit provided that the amount of the decline in the price of the underlying security below the exercise price during the option period exceeds the option premium, or it may expire without value. A call constitutes a hedge against an increase in the price of a security which the Fund has sold short, it may be sold at a profit or loss depending upon changes in the price of the underlying security, it may be exercised at a profit provided that the amount of the increase in the price of the underlying security over the exercise price during the option period exceeds the option premium, or it may expire without value. The maximum loss exposure involved in the purchase of an option is the cost of the option contract. Capital Development and Blue Chip may engage in strategies employing combinations of covered put and call options.

         The Funds do not intend to engage in such transactions for speculative purposes and will engage in such transactions only for hedging purposes.

FUTURES CONTRACTS

         Each of the Funds may purchase and sell futures contracts in order to hedge the value of its portfolio against changes in market conditions. In cases of purchases of futures contracts, an amount of cash and cash equivalents, equal to the cost of the futures contracts (less any related margin deposits), will be segregated with the Funds' custodian to collateralize the position and ensure that the use of such futures contracts is unleveraged. Unlike when a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with its custodian for the account of the broker a stated amount, as called for by the particular contract, of cash or U.S. Treasury bills. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called "variation margin," to and from the broker will be made on a daily basis as the price of the futures contract fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." For example, when a Fund has purchased a stock index futures contract and the price of the underlying stock index has risen, that position will have increased in value and the Fund will receive from the broker a variation margin payment with respect to that increase in value. Conversely, where a Fund has purchased a stock index futures contract and the price of the underlying stock index has declined, that position would be less valuable and the Fund would be required to make a variation margin payment to the broker. Variation margin payments would be made in a similar fashion when a Fund has purchased an interest rate futures contract. At any time prior to expiration of the futures contract, a Fund may elect to close the position by taking an opposite position which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund and the Fund realizes a loss or gain.

         A description of the various types of futures contracts that may be utilized by the Funds is as follows:

Stock Index Futures Contracts

         A stock index assigns relative values to the common stocks included in the index and the index fluctuates with changes in the market values of the common stocks so included. A stock index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar (or, in the case of Aggressive Growth or Capital Development, other currency) amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made. Currently, stock index futures contracts can be purchased or sold primarily with respect to broad based stock indices such as the S&P's 500 Stock Index, the New York Stock Exchange Composite Index, the American Stock Exchange Major Market Index, the NASDAQ -- 100 Stock Index and the Value Line Stock Index. The stock indices listed above consist of a spectrum of stocks not limited to any one industry such as utility stocks. Utility stocks, at most, would be expected to comprise a minority of the stocks comprising the portfolio of the index. The Funds will only enter into stock index futures contracts in order to hedge the value of its portfolio against changes in market conditions. When a Fund anticipates a significant market or market sector advance, the purchase of a stock index futures contract affords a hedge against not participating in such advance. Conversely, in anticipation of or in a general market or market sector decline that adversely affects the market values of a Fund's portfolio of securities, the Fund may sell stock index futures contracts.

Foreign Currency Futures Contracts

         With respect to Aggressive Growth and Capital Development only, futures contracts may also be used to hedge the risk of changes in the exchange rate of foreign currencies.

OPTIONS ON FUTURES CONTRACTS

         Blue Chip, Aggressive Growth and Capital Development may purchase options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accompanied by delivery of the accumulated cash balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option on a futures contract is exercised on the last trading date prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

         Blue Chip, Aggressive Growth and Capital Development will purchase put options on futures contracts to hedge against the risk of falling prices for their respective portfolio securities. Blue Chip, Aggressive Growth and Capital Development will purchase call options on futures contracts as a hedge against a rise in the price of securities which it intends to purchase. Options on futures contracts may also be used to hedge the risks of changes in the exchange rate of foreign currencies. The purchase of a put option on a futures contract is similar to the purchase of protective put options on a portfolio security or a foreign currency. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security or a foreign currency. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying securities or currency, it may or may not be less risky than ownership of the futures contract or underlying securities or currency.

RISKS AS TO FUTURES CONTRACTS AND RELATED OPTIONS

         There are several risks in connection with the use of futures contracts and related options as hedging devices. One risk arises because of the imperfect correlation between movements in the price of hedging instruments and movements in the price of the stock, debt security or foreign currency which are the subject of the hedge. If the price of a hedging instrument moves less than the price of the stock, debt security or foreign currency which is the subject of the hedge, the hedge will not be fully effective. If the price of a hedging instrument moves more than the price of the stock, debt security or foreign currency, a Fund will experience either a loss or gain on the hedging instrument which will not be completely offset by movements in the price of the stock, debt security or foreign currency which is the subject of the hedge. The use of options on futures contracts involves the additional risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option.

         Successful use of hedging instruments by the Funds is also subject to AIM's ability to predict correctly movements in the direction of the stock market, of interest rates or of foreign exchange rates. Because of possible price distortions in the futures and options markets and because of the imperfect correlation between movements in the prices of hedging instruments and the investments being hedged, even a correct forecast by AIM of general market trends may not result in a completely successful hedging transaction.

         It is also possible that where a Fund has sold futures contracts to hedge its portfolio against a decline in the market, the market may advance and the value of stocks or debt securities held in its portfolio may decline. If this occurred, a Fund would lose money on the futures contracts and also experience a decline in the value of its portfolio securities.
Similar risks exist with respect to foreign currency hedges.

         Positions in futures contracts or options may be closed out only on an exchange on which such contracts are traded. Although the Funds intend to purchase or sell futures contracts or, in the case of Blue Chip, Aggressive Growth and Capital Development, purchase options only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or a board of trade will exist for any particular contract at any particular time. If there is not a liquid market, it may not be possible to close a futures position or purchase an option at such time. In the event of adverse price movements under those circumstances, the Fund would continue to be required to make daily cash payments of maintenance margin on its futures positions. The extent to which a Fund may engage in futures contracts or, in the case of Blue Chip, Aggressive Growth and Capital Development, related options, will be limited by Internal Revenue Code requirements for qualification as a regulated investment company and a Fund's intent to continue to qualify as such. The result of a hedging program cannot be foreseen and may cause a Fund to suffer losses which it would not otherwise sustain.

         Securities Issued on a When-Issued or Delayed Delivery Basis - Investment in securities on a when-issued or delayed delivery basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a when-issued or delayed delivery commitment. In a delayed delivery transaction, the Fund relies on the other party to complete the transaction. If the transaction is not completed, the Fund may miss a price or yield considered to be advantageous. A Fund will employ techniques designed to reduce such risks. If a Fund purchases a when-issued security, the Fund's custodian bank will segregate cash or other high grade securities (including temporary investments and Municipal Securities) in an amount equal to the when-issued commitment. If the market value of such securities declines, additional cash or securities will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Fund's when-issued commitments. To the extent cash and securities are segregated, they will not be available for new investments or to meet redemptions. Securities purchased on a delayed delivery basis may require a similar segregation of cash or other high grade securities.

INVESTMENT IN UNSEASONED ISSUERS

         Charter may purchase securities in unseasoned issuers. Securities in such issuers may provide opportunities for long term capital growth. Greater risks are associated with investments in securities of unseasoned issuers than in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

                           INVESTMENT RESTRICTIONS

         The following fundamental policies and investment restrictions have been adopted by each Fund as indicated and, except as noted, such policies cannot be changed without the approval of a majority of the outstanding voting securities of the Fund, as defined in the 1940 Act.

BLUE CHIP

         Blue Chip may not:

                  (a) issue bonds, debentures or senior equity securities;

                  (b) concentrate its investments; that is, invest 25% or more of the value of its assets in issuers which conduct their business operations in the same industry;

                  (c) invest in real estate, except that this restriction does not preclude investments in real estate investment trusts;

                  (d) write, purchase, or sell puts, calls, straddles, spreads or combinations thereof (other than covered put and call options), or sell securities short (except against the box collateralized by not more than 10% of its net assets) or deal in commodities;

                  (e) make loans, except that the purchase of a portion of an issue of publicly distributed bonds, debentures or other debt securities, or purchasing short-term obligations, is not considered to be a loan for purposes of this restriction, provided that the Fund may lend its portfolio securities provided the value of such loaned securities does not exceed 33-1/3% of its total assets;

                  (f) purchase securities on margin, except that the Fund may obtain such short term credits as may be necessary for the clearance of purchases or sales of securities;

                  (g) borrow money or pledge its assets except that, as a temporary measure for extraordinary or emergency purposes and not for investment purposes, the Fund may borrow from banks (including the Fund's custodian bank) amounts of up to 10% of the value of its total assets, and may pledge amounts of up to 20% of its total assets to secure such borrowings; or

                  (h) act as an underwriter of securities of other issuers.

         In addition, Blue Chip may not (a) purchase warrants, valued at the lower of cost or market, in excess of 5% of the value of the Fund's net assets, and no more than 2% of such value may be warrants which are not listed on the New York or American Stock Exchanges; (b) purchase or retain the securities of any issuer, if the officers and directors of the Company, its advisors or distributor who own individually more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer; (c) with respect to 75% of the Fund's total assets, invest more than 5% of the total assets of the Fund (valued at market) in securities of any one issuer (other than obligations of the U.S. Government and its instrumentalities) or purchase more than 10% of the outstanding securities of any one issuer or more than 10% of any class of securities of an issuer; (d) deal in forward contracts; (e) invest in interests in oil, gas or other mineral exploration or development programs; or (f) invest in securities of companies which have a record of less than three years of continuous operation if such purchase at the time thereof would cause more than 5% of the total assets of the Fund to be invested in the securities of such companies (with such period of three years to include the operation of any predecessor company or companies, partnership or individual enterprise if the company whose securities are proposed for investment by the Fund has come into existence as the result of a merger, consolidation, reorganization or purchase of substantially all of the assets of such predecessor company or companies, partnership or individual enterprise). These additional restrictions are not fundamental, and may be changed by the Board of Directors of the Company without shareholder approval.

         To permit the sale of shares of Blue Chip in Texas, investments by Blue Chip in warrants, valued at the lower of cost or market, may not exceed 5% of the value of Blue Chip's net assets. Included within that amount, but not to exceed 2% of Blue Chip's net assets, may be warrants which are not listed on the New York or American Stock Exchanges. This restriction is not a fundamental policy.


         If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from changes in values or assets will not be considered a violation of the restriction.


CHARTER

         Charter may not:

         (a) purchase the securities of any one issuer (except securities issued or guaranteed by the U.S. Government) if, immediately after and as a result of such purchase, (i) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (ii) the Fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer, except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order;

         (b) concentrate its investments; that is, invest 25% or more of the value of its assets in any particular industry;

         (c) purchase or sell real estate or other interests in real estate (except that this restriction does not preclude investments in marketable securities of companies engaged in real estate activities);

         (d) buy or sell physical commodities or physical commodity contracts, including physical commodities futures contracts, or deal in oil, gas, or other mineral exploration or development programs;

         (e) make loans (except that the purchase of a portion of an issue of publicly distributed bonds, debentures or other debt securities, or entering into a repurchase agreement, is not considered to be a loan for purposes of this restriction), provided that the Fund may lend its portfolio securities provided the value of such loaned securities does not exceed 33-1/3% of its total assets;

         (f) purchase securities on margin or sell short;

         (g) borrow money or pledge its assets except that, as a temporary measure for extraordinary or emergency purposes and not for investment purposes, the Fund may borrow from banks (including the Fund's custodian bank) amounts of up to 10% of the value of its total assets, and may pledge amounts of up to 20% of its total assets to secure such borrowings;

         (h) invest in companies for the purpose of exercising control or management, except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order;

         (i) act as an underwriter of securities of other issuers;

         (j) purchase from or sell to any officer, director or employee of the Fund, or its advisors or distributor, or to any of their officers or directors, any securities other than shares of the capital stock of Charter; or

         (k) purchase or retain the securities of any issuer if those officers and directors of the Company, its advisors or distributor owning individually more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer.

         To permit the sale of shares of Charter in Texas, investments by Charter in warrants, valued at the lower of cost or market, may not exceed 5% of the value of Charter's net assets. Included within that amount, but not to exceed 2% of Charter's net assets, may be warrants which are not listed on the New York or American Stock Exchanges. In addition, Charter may not (a) write covered call options in excess of 25% of the value of the Fund's net assets, and (b) engage in the writing and sale of put options and the writing, sale or purchase of uncovered call options, straddles, spreads or combinations thereof. These restrictions are not fundamental and may be changed by the Board of Directors of the Company without shareholder approval.

         If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from changes in values or assets will not be considered a violation of the restriction.

WEINGARTEN

          Weingarten may not:

         (a) issue bonds, debentures or senior equity securities;

         (b) underwrite securities of other companies or purchase restricted securities ("letter stock");

        (c) invest in real estate, except that the Fund may purchase securities of real estate investment trusts;

         (d) lend money, except in connection with the acquisition of a portion of an issue of publicly distributed bonds, debentures or other corporate or governmental obligations, provided that the Fund may lend its portfolio securities provided the value of such loaned securities does not exceed 33-1/3% of its total assets;

         (e) purchase securities on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

         (f) purchase shares in order to control management of a company, except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order;

         (g) buy or sell physical commodities or physical commodity contracts, including physical commodities futures contracts;

         (h) invest 25% or more of the value of its total assets in securities of issuers all of which conduct their principal business activities in the same industry; or

         (i) borrow money or pledge its assets, except that, as a temporary measure for extraordinary or emergency purposes and not for investment purposes, the Fund may borrow from banks (including the Fund's custodian bank) amounts of up to 10% of the value of its total assets, and may pledge amounts of up to 20% of its total assets to secure such borrowings.

         In addition, Weingarten may not (a) purchase warrants, valued at the lower of cost or market, in excess of 5% of the value of the Fund's net assets, and no more than 2% of such value may be warrants which are not listed on the New York or American Stock Exchanges; (b) purchase or retain the securities of any issuer, if the officers and directors of the Company, its advisors or distributor who own individually more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer; (c) invest more than 5% of the total assets of the Fund (valued at market) in securities of any one issuer (other than obligations of the U.S. Government and its instrumentalities); (d) purchase more than 10% of the outstanding securities of any one issuer or more than 10% of any class of securities of an issuer; (e) deal in forward contracts; (f) invest in interests in oil, gas or other mineral exploration or development programs; (g) invest in securities of companies which have a record of less than three years of continuous operation if such purchase at the time thereof would cause more than 5% of the total assets of the Fund to be invested in the securities of such companies (with such period of three years to include the operation of any predecessor company or companies, partnership or individual enterprise if the company whose securities are proposed for investment by the Fund has come into existence as the result of a merger, consolidation, reorganization or purchase of substantially all of the assets of such predecessor company or companies, partnership or individual enterprise)

         (h) write covered call options in excess of 25% of the value of the Fund's net assets; or

         (i) engage in the writing and sale of put options and the writing, sale or purchase of uncovered call options, straddles, spreads or combinations thereof. These additional restrictions are not fundamental, and may be changed by the Board of Directors of the Company without shareholder approval.

         If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from changes in values or assets will not be considered a violation of the restriction.

CONSTELLATION

         Constellation may not:

         (a) invest for the purpose of exercising control over or management of any company, except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order;

         (b) engage in the underwriting of securities of other issuers;

         (c) purchase and sell real estate or commodities or commodity contracts;

         (d) make loans, except by the purchase of a portion of an issue of publicly distributed bonds, debentures or other obligations, provided that the Fund may lend its portfolio securities provided the value of such loaned securities does not exceed 33-1/3% of its total assets;

         (e) invest in interests in oil, gas or other mineral exploration or development programs; or

         (f) invest 25% or more of the value of its total assets in securities of issuers all of which conduct their principal business activities in the same industry.

         In addition, Constellation treats as fundamental its policy concerning borrowing described under the caption "Investment Programs - Investment Restrictions - Borrowing" in the Prospectus. In accordance with this policy, the Fund may borrow funds from a bank (including its custodian bank) to purchase or carry securities only if, immediately after such borrowing, the value of the Fund's assets, including the amount borrowed, less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings. For the purpose of determining this 300% asset coverage requirement, the Fund's liabilities will not include the amount borrowed but will include the market value, at the time of computation, of all securities borrowed by the Fund in connection with short sales. The amount of borrowing will also be limited by the applicable margin limitations imposed by the Federal Reserve Board. If at any time the value of the Fund's assets should fail to meet the 300% asset coverage requirement, the Fund will, within three days, reduce its borrowings to the extent necessary. The Fund may be required to eliminate partially or totally its outstanding borrowings at times when it may not be desirable for it to do so.

         The Board of Directors of the Company has also adopted the following limitations which are not matters of fundamental policy of Constellation and which may be changed without shareholder approval:

         (a) the Fund may not purchase or retain the securities of any issuer, if those officers and directors of the Company, its advisors or distributor owning individually more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

         (b) the Fund may not purchase warrants, valued at the lower of cost or market, in excess of 5% of the value of the Fund's net assets, and no more than 2% of such value may be warrants which are not listed on the New York or American Stock Exchanges.

         Except for the borrowing policy, if a percentage restriction is adhered to at the time of investment, a later change in the percentage of such investment held by a Fund resulting solely from changes in values or assets, will not be considered to be a violation of the restriction.

AGGRESSIVE GROWTH

         Aggressive Growth may not:

         (a) with respect to 75% of the total assets of the Fund, purchase the securities of any issuer if such purchase would cause more than 5% of the value of its assets to be invested in the securities of such issuer (except U.S. Government securities including securities issued by its agencies and instrumentalities and except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order);

         (b) concentrate 25% or more of its investments in a particular industry;

         (c) make short sales of securities (unless at all times when a short position is open it either owns an amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the Fund's total assets (taken at current value) is held for such sales at any one time) or purchase securities on margin, but it may obtain such short-term credit as is necessary for the clearance of purchases and sales of securities and may make margin payments in connection with transactions in stock index futures contracts and options thereon;

         (d) act as a securities underwriter under the 1933 Act;

         (e) make loans, except (i) through the purchase of a portion of an issue of bonds or other obligations of types commonly offered publicly and purchased by financial institutions, and (ii) through the purchase of short-term obligations (maturing within a year), including repurchase agreements, provided that the Fund may lend its portfolio securities provided the value of such loaned securities does not exceed 33-1/3% of its total assets;

         (f) borrow, except that the Fund may enter into stock index futures contracts and that the right is reserved to borrow from banks, provided that no borrowing may exceed one-third of the value of its total assets (including the proceeds of such borrowing) and may secure such borrowings by pledging up to one-third of the value of its total assets. (For the purposes of this restriction, neither collateral arrangements with respect to margin for a stock index futures contracts nor the segregation of securities in connection with short sales are deemed to be a pledge of assets); or

         (g) buy or sell commodities, commodity contracts or real estate.

         Aggressive Growth does not intend (a) to invest for the purposes of influencing management or exercising control; (b) to purchase interests in oil, gas or other mineral exploration or development programs; (c) to purchase securities which are subject to restrictions on disposition under the 1933 Act;
(d) to buy or sell mortgages; (e) to purchase securities of any company with a record of less than three years' continuous operations (including that of predecessors) if such purchase would cause the Fund's aggregate investments in all such companies taken at cost to exceed 5% of the Fund's total assets taken at market value; and (f) to purchase or retain the securities of any issuer if the officers or directors of the Company and its investment advisor who own beneficially more than 1/2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer. Aggressive Growth may purchase securities directly from an issuer for its own portfolio and may dispose of such securities. The investment policies stated in this paragraph are not fundamental policies of the Funds and may be changed by the Board of Directors of the Company without shareholder approval. Shareholders will be notified before any material change in the investment policies stated above become effective.

         To permit the sale of shares of Aggressive Growth in Texas, Aggressive Growth may not: (a) purchase warrants, valued at the lower of cost or market, in excess of 5% of the value of the Fund's net assets, and no more than 2% of such value may be warrants which are not listed on the New York or American Stock Exchanges; (b) invest more than 15% of its average net assets at the time of purchase of investments which are not readily marketable. These restrictions are not fundamental policies and may be changed by the directors without shareholder approval.

         Except for the borrowing policy, if a percentage restriction is adhered to at the time of investment, a later change in the percentage of such investment held by a Fund resulting solely from changes in values or assets will not be considered to be a violation of the restriction.

CAPITAL DEVELOPMENT

         Capital Development may not:

         (a) with respect to 75% of the total assets of the Fund, purchase the securities of any one issuer (except securities issued or guaranteed by the U.S. Government) if, immediately after and as a result of such purchase, (i) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (ii) the Fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer, except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order;

         (b) concentrate its investments; that is, invest 25% or more of the value of its total assets in issuers who conduct their business operations in the same industry;

         (c) buy or sell commodities or commodity contracts or purchase or sell real estate or other interests in real estate including real estate limited partnership interests, except that this restriction does not preclude investments in marketable securities of companies engaged in real estate activities or in master limited partnership interests that are traded on a national securities exchange;

         (d) make loans, except that the purchase of a portion of an issue of publicly distributed bonds, debentures or other debt securities, or purchasing short-term obligations, is not considered to be a loan for purposes of this restriction, provided that the Fund may lend its portfolio securities provided the value of such loaned securities does not exceed 33-1/3% of its total assets;

         (e) purchase securities on margin, except that the Fund may obtain such short term credits as may be necessary for the clearance of purchases or sales of securities, or sell securities short (except against the box and collateralized by not more than 10% of its net assets);

         (f) borrow money or pledge its assets except that, as a temporary measure for extraordinary or emergency purposes and not for investment purposes, the Fund may borrow from banks (including the Fund's custodian bank) provided that no borrowing may exceed one-third of the value of its total assets, including the proceeds of such borrowings, and may secure such borrowings by pledging up to one-third of the value of its total assets;

         (g) act as an underwriter of securities of other issuers; or

         (h) issue bonds, debentures, or senior equity securities.

         In addition, Capital Development may not (a) purchase warrants, valued at the lower of cost or market, in excess of 5% of the value of the Fund's net assets, and no more than 2% of such value may be warrants which are not listed on the New York or American Stock Exchanges; (b) purchase or retain the securities of any issuer, if the officers and directors of the Company, its advisors or distributor who own individually more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer; (c) deal in forward contracts (other than foreign exchange transactions for hedging purposes); (d) invest in interests in oil, gas or other mineral exploration or development programs; or (e) invest in securities of companies which have a record of less than three years of continuous operation if such purchase at the time thereof would cause more than 5% of the total assets of the Fund to be invested in the securities of such companies (with such period of three years to include the operation of any predecessor company or companies, partnership or individual enterprise if the company whose securities are proposed for investment by the Fund has come into existence as the result of a merger, consolidation, reorganization or purchase of substantially all of the assets of such predecessor company or companies, partnership or individual enterprise). These additional restrictions are not fundamental, and may be changed by the Board of Directors of the Company without shareholder approval.

         To permit the sale of shares of Capital Development in Texas, investments by the Fund in warrants, valued at the lower of cost or market, may not exceed 5% of the value of the Fund's net assets. Included within that amount, but not to exceed 2% of the Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchanges. This restriction is not a fundamental policy.


         If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from changes in values or assets will not be considered a violation of the restriction.

ADDITIONAL RESTRICTIONS

         In order to permit the sale of the Funds' shares in certain states, each Fund may from time to time make commitments more restrictive than the restrictions described herein. These restrictions are not matters of fundamental policy, and should a Fund determine that any such commitment is no longer in the best interests of the Fund and its shareholders, it will revoke the commitment by terminating sales of its shares in the states involved.

         In order to comply with an undertaking to the State of Texas, each Fund has agreed that any restriction on investments in "oil, gas and other mineral exploration or development programs" shall include mineral leases and any restriction on investments in "real estate or other interests in real estate" shall include real estate limited partnerships.

         In order to comply with an undertaking to the State of Arkansas, Blue Chip and Capital Development have agreed to limit investments in securities which the Company is restricted from selling to the public without registration under the 1933 Act to 10% of their respective total assets.

         For purposes of the investment restrictions described above, the Funds do not consider investments in financial futures to be investments in commodities.


                                   MANAGEMENT

DIRECTORS AND OFFICERS

         The directors and officers of the Company and their principal occupations during the last five years are set forth below. Unless otherwise indicated, the address of each director and officer is 11 Greenway Plaza,

Suite 1919, Houston, TX 77046-1173. All of the Company's executive officers hold similar offices with some or all of the other AIM Funds.

         *CHARLES T. BAUER, Director and Chairman (77)

         Director, Chairman and Chief Executive Officer, A I M Management Group Inc.; Chairman of the Board of Directors, A I M Advisors, Inc., A I M Capital Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc., A I M Institutional Fund Services, Inc. and Fund Management Company.

         BRUCE L. CROCKETT, Director (52)
         906 Frome Lane
         McLean, VA 22102

         Formerly, Director, President and Chief Executive Officer, COMSAT Corporation (Includes COMSAT World Systems, COMSAT Mobile Communications, COMSAT Video Enterprises, COMSAT RSI and COMSAT International Ventures). Previously, President and Chief Operating Officer, COMSAT Corporation; President, World Systems Division, COMSAT Corporation; and Chairman, Board of Governors of INTELSAT; (each of the COMSAT companies listed above is an international communication, information and entertainment-distribution services company).

         OWEN DALY II, Director (72)
         Six Blythewood Road
         Baltimore, MD 21210

         Director, Cortland Trust Inc. (investment company). Formerly, Director, CF& I Steel Corp., Monumental Life Insurance Company and Monumental General Insurance Company; and Chairman of the Board of Equitable
Bancorporation.

       **CARL FRISCHLING, Director (59)
         919 Third Avenue
         New York, NY 10022

         Partner, Kramer, Levin, Naftalis & Frankel (law firm). Formerly, Partner, Reid & Priest (law firm); and prior thereto, Partner, Spengler Carlson Gubar Brodsky & Frischling (law firm).

        *ROBERT H. GRAHAM, Director and President (50)

         Director, President and Chief Operating Officer, A I M Management Group Inc.; Director and President, A I M Advisors, Inc.; Director and Senior Vice President, A I M Capital Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc., A I M Institutional Fund Services, Inc. and Fund Management Company.


--------

* A director who is an "interested person" of A I M Advisors, Inc. and the Company as defined in the 1940 Act.

** A director who is an "interested person" of the Company as defined in the 1940 Act.

         JOHN F. KROEGER, Director (72)
         37 Pippins Way
         Morristown, NJ 07960

         Director, Flag Investors International Fund, Inc. Flag Investors Emerging Growth Fund, Inc., Flag Investors Telephone Income Fund, Inc., Flag Investors Equity Partners Fund, Inc., Total Return U.S. Treasury Fund, Inc., Flag Investors Intermediate Term Income Fund, Inc., Managed Municipal Fund, Inc., Flag Investors Value Builder Fund, Inc., Flag Investors Maryland Intermediate Tax-Free Income Fund, Inc., Flag Investors Real Estate Securities Fund, Inc., Alex. Brown Cash Reserve Fund, Inc. and North American Government Bond Fund, Inc. (investment companies). Formerly, Consultant, Wendell & Stockel Associates, Inc. (consulting firm).

         LEWIS F. PENNOCK, Director (54)
         8955 Katy Freeway, Suite 204
         Houston, TX 77024

         Attorney in private practice in Houston, Texas.

         IAN W. ROBINSON, Director (73)
         183 River Drive
         Tequesta, FL 33469

         Formerly, Executive Vice President and Chief Financial Officer, Bell Atlantic Management Services, Inc. (provider of centralized management services to telephone companies); Executive Vice President, Bell Atlantic Corporation (parent of seven telephone companies); and Vice President and Chief Financial Officer, Bell Telephone Company of Pennsylvania and Diamond State Telephone Company.

         LOUIS S. SKLAR, Director (57)
         Transco Tower, 50th Floor
         2800 Post Oak Blvd.
         Houston, TX 77056

         Executive Vice President, Development and Operations, Hines Interests Limited Partnership (real estate development).

         ***JOHN J. ARTHUR, Senior Vice President and Treasurer (52)

         Senior Vice President and Treasurer, A I M Advisors, Inc.; Vice President and Treasurer, A I M Management Group Inc., A I M Capital Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc., A I M Institutional Fund Services, Inc. and Fund Management Company.

         GARY T. CRUM, Senior Vice President (49)

         Director and President, A I M Capital Management, Inc.; Director and Senior Vice President, A I M Management Group Inc. and A I M Advisors, Inc.; and Director, A I M Distributors, Inc.

         SCOTT G. LUCAS, Senior Vice President (37)

         Director and Senior Vice President, A I M Capital Management, Inc.; and Vice President, A I M Management Group Inc. and A I M Advisors, Inc.


--------

***  Mr. Arthur and Ms. Relihan are married to each other.

         JONATHAN C. SCHOOLAR, Senior Vice President (35)

         Director and Senior Vice President, A I M Capital Management, Inc.; and Vice President, A I M Advisors, Inc.

      ***CAROL F. RELIHAN, Senior Vice President and Secretary (42)

         Senior Vice President, General Counsel and Secretary, A I M Advisors Inc.; Vice President, General Counsel and Secretary, A I M Management Group Inc.; Vice President and General Counsel, Fund Management Company; and Vice President, A I M Capital Management, Inc., A I M Distributors, Inc.
A I M Fund Services, Inc. and A I M Institutional Fund Services, Inc.

         DANA R. SUTTON, Vice President and Assistant Treasurer (37)

         Vice President and Fund Controller, A I M Advisors, Inc.; and Assistant Vice President and Assistant Treasurer, Fund Management Company.

         MELVILLE B. COX, Vice President (53)

         Vice President and Chief Compliance Officer, A I M Advisors, Inc.,
A I M Capital Management, Inc., A I M Distributors, Inc., Fund Management Company, A I M Fund Services, Inc. and A I M Institutional Fund Services, Inc.; Formerly, Vice President, Charles Schwab & Co., Inc.; Assistant Secretary, Charles Schwab Family of Funds and Schwab Investments; Chief Compliance Officer, Charles Schwab Investment Management, Inc.; and Vice President, Integrated Resources Life Insurance Co. and Capitol Life Insurance Co.

         The standing committees of the Board of Directors are the Audit Committee, the Investments Committee and the Nominating and Compensation Committee.

         The members of the Audit Committee are Messrs. Daly, Kroeger (Chairman), Pennock and Robinson. The Audit Committee is responsible for meeting with the Company's auditors to review audit procedures and results and to consider any matters arising from an audit to be brought to the attention of the directors as a whole with respect to the Company's fund accounting or its internal accounting controls, and considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such committee.

         The members of the Investments Committee are Messrs. Bauer, Crockett, Daly (Chairman), Kroeger and Pennock. The Investment Committee is responsible for reviewing portfolio compliance, brokerage allocation, portfolio investment pricing issues, interim dividend and distribution issues, and considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such committee.

         The members of the Nominating and Compensation Committee are Messrs. Crockett, Daly, Kroeger, Pennock (Chairman) and Sklar. The Nominating and Compensation Committee is responsible for considering and nominating individuals to stand for election as directors who are not interested persons as long as the Company maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act, reviewing from time to time the compensation payable to the disinterested directors, and considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such committee.

Remuneration of Directors

         Each director is reimbursed for expenses incurred in connection with each meeting of the Board of Directors or any Committee attended. Each director who is not also an officer of the Company is compensated for his or her services according to a fee schedule which recognizes the fact that such director also serves as a director or trustee of other AIM Funds. Each such director receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

         Set forth below is information regarding compensation paid or accrued for each director of the Company:

===============================================================================================================
                                                                RETIREMENT
                                     AGGREGATE                  BENEFITS
                                     COMPENSATION               ACCRUED                   TOTAL
                                     FROM THE                   BY ALL AIM                COMPENSATION
             DIRECTOR                COMPANY(1)                 FUNDS(2)                  FROM ALL AIM FUNDS(3)
---------------------------------------------------------------------------------------------------------------
Charles T. Bauer                    $     0                    $     0                    $     0
---------------------------------------------------------------------------------------------------------------
Bruce L. Crockett                    13,461                      3,655                     57,750
---------------------------------------------------------------------------------------------------------------
Owen Daly II                         14,385                     18,662                     58,125
---------------------------------------------------------------------------------------------------------------
Carl Frischling                      13,938                     11,323                     57,250(4)
---------------------------------------------------------------------------------------------------------------
Robert H. Graham                          0                          0                          0
---------------------------------------------------------------------------------------------------------------
John F. Kroeger                      14,807                     22,313                     58,125
---------------------------------------------------------------------------------------------------------------
Lewis F. Pennock                     13,476                      5,067                     58,125
---------------------------------------------------------------------------------------------------------------
Ian Robinson                         13,373                     15,381                     56,750
---------------------------------------------------------------------------------------------------------------
Louis S. Sklar                       14,003                      6,632                     57,250
===============================================================================================================


(1) The total amount of compensation deferred by all Directors of the Company during the fiscal year ended October 31, 1996, including interest earned thereon, was $69,742.

(2) During the fiscal year ended October 31, 1996, the total amount of expenses allocated to the Company in respect of such retirement benefits was $141,139. Data reflects compensation for the calendar year ended December 31, 1996.

(3) Messrs. Bauer, Crockett, Daly, Frischling, Graham, Kroeger, Pennock, Robinson and Sklar each serves as Director or Trustee of a total of 10 AIM Funds. Data reflects compensation for the calendar year ended December 31, 1996.

(4)  See also page 31 regarding fees earned by Mr. Frischling's law firm.


AIM Funds Retirement Plan for Eligible Directors/Trustees

         Under the terms of the AIM Funds Retirement Plan for Eligible Directors/Trustees (the "Plan"), each director (who is not an employee of any of the AIM Funds, A I M Management Group Inc. or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Directors. Pursuant to the Plan, the normal retirement date is the date on which the eligible director has attained age 65 and has completed at least five years of continuous service with one or more of the regulated investment companies managed, administered or distributed by AIM or its affiliates (the "Applicable AIM Funds"). Each eligible director is entitled to receive an annual benefit from the Applicable AIM Funds commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to 75% of the retainer paid or accrued by the Applicable AIM Funds for such director during the twelve-month period immediately preceding the director's retirement (including amounts deferred under a separate agreement between the AIM Funds and the director) for the number of such director's years of service (not in excess of 10 years of service) completed with respect to any of the AIM Funds. Such benefit is payable to each eligible director in quarterly installments. If an eligible director dies after attaining the normal retirement date but before receipt of any benefits under the Plan commences, the director's surviving spouse (if any) shall receive a quarterly survivor's benefit equal to 50% of the amount payable to the deceased director for no more than ten years beginning the first day of the calendar quarter following the date of the director's death. Payments under the Plan are not secured or funded by any AIM Fund.

         Set forth below is a table that shows the estimated annual benefits payable to an eligible director upon retirement assuming various compensation and years of service classifications. The estimated credited years of service for Messrs. Crockett, Daly, Frischling, Kroeger, Pennock, Robinson and Sklar are 9, 10, 19, 19, 15, 9 and 7 years, respectively.


==============================================================================
     Number of                             Annual Compensation
      Years of                            Paid By All AIM Funds
    Service With
    the AIM Fund             $60,000             $65,000             $70,000
------------------------------------------------------------------------------
         10                  $45,000             $48,750             $52,500
------------------------------------------------------------------------------
          9                  $40,500             $43,875             $47,250
------------------------------------------------------------------------------
          8                  $36,000             $39,000             $42,000
------------------------------------------------------------------------------
          7                  $31,500             $34,125             $36,750
------------------------------------------------------------------------------
          6                  $27,000             $29,250             $31,500
------------------------------------------------------------------------------
          5                  $22,500             $24,375             $26,250
==============================================================================



Deferred Compensation Agreements

         Messrs. Daly, Frischling, Kroeger, Robinson and Sklar (for purposes of this paragraph only, the "deferring directors") have each executed a Deferred Compensation Agreement (collectively, the "Agreements"). Pursuant to the Agreements, the deferring directors may elect to defer receipt of up to 100% of their compensation payable by the Company, and such amounts are placed into a deferral account. Currently, the deferring directors may select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the deferring directors' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of five
(5) or ten (10) years (depending on the Agreement) beginning on the date the deferring director's retirement benefits commence under the Plan. The Company's Board of Directors, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the deferring director's termination of service as a director of the Company. If a deferring director dies prior to the distribution of amounts in his deferral account, the balance of the deferral account will be distributed to his designated beneficiary in a single lump sum payment as soon as practicable after such deferring director's death. The Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the deferring directors have the status of unsecured creditors of the Company and of each other AIM Fund from which they are deferring compensation.

         The Company paid the law firm of Kramer, Levin, Naftalis & Frankel $8,908, $14,974, $12,003 and $21,521 in legal fees for services provided to Charter, Weingarten, Aggressive Growth and Constellation, respectively, during the fiscal year ended October 31, 1996, and $428 in legal fees for services provided to Blue Chip during the period June 3, 1996 through October 31, 1996, and $415 in legal fees for services provided to Capital Development during the period June 17, 1996 through October 31, 1996. Mr. Carl Frischling, a director of the Company, is a partner in such firm.

INVESTMENT ADVISORY, ADMINISTRATIVE SERVICES AND SUB-ADVISORY AGREEMENTS

         AIM is a wholly-owned subsidiary of A I M Management Group Inc. ("AIM Management"), 11 Greenway Plaza, Suite 1919, Houston, Texas 77046. AIM Management is a holding company that has been engaged in the financial services business since 1976. Certain of the directors and officers of AIM are also executive officers of the Company and their affiliations are shown under "Directors and Officers". AIM Capital, a wholly owned subsidiary of AIM, is engaged in the business of providing investment advisory services to investment companies, corporations, institutions and other accounts.

         AIM was organized in 1976, and, together with its affiliates, advises or manages 42 investment company portfolios. As of December 31, 1996, the total assets of the investment company portfolios advised or managed by AIM and its affiliates were approximately $62.3 billion.

         AIM and the Company have adopted a Code of Ethics which requires investment personnel and certain other employees (a) to pre-clear personal securities transactions subject to the Code of Ethics, (b) to file reports or duplicate confirmations regarding such transactions, (c) to refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven days of an AIM Fund transaction involving the same security, and (iii) transactions involving securities being considered for investment by an AIM Fund, and (d) abide by certain other provisions under the Code of Ethics. The Code of Ethics also prohibits investment personnel and all other AIM employees from purchasing securities in an initial public offering. Personal trading reports are reviewed periodically by AIM, and the Board of Directors reviews quarterly and annual reports (including information on any substantial violations of the Code of Ethics). Sanctions for violations of the Code of Ethics may include censure, monetary penalties, suspension or termination of employment.

         The Funds have entered into a Master Investment Advisory Agreement dated as of February 28, 1997, as amended (the "Master Advisory Agreement") and a Master Administrative Services Agreement dated as of February 28, 1997, as amended (the "Master Administrative Services Agreement") with AIM. In addition, AIM has entered into a Master Sub-Advisory Agreement dated as of February 28, 1997 (the "Master Sub-Advisory Agreement") with AIM Capital with respect to Charter, Weingarten and Constellation. Prior to June 30, 1992, Aggressive Growth's investment advisor was CIGNA Investments, Inc. ("CII") (such agreement hereinafter referred to as the "CII Agreement").

         Both the Master Advisory Agreement and the Master Sub-Advisory Agreement provide that the Fund will pay or cause to be paid all expenses of the Fund not assumed by AIM or AIM Capital, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to directors and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Company on behalf of the Fund in connection with membership in investment company organizations, the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders and all other charges and costs of the Funds' operations unless otherwise explicitly provided.

         The Master Advisory Agreement and the Master Sub-Advisory Agreement each provide that if, for any fiscal year, the total of all ordinary business expenses of any Fund, including all investment advisory fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses, such as litigation, exceed the applicable expense limitations imposed by state securities regulations in any state in which such Fund's shares are qualified for sale, as such limitations may be raised or lowered from time to time, the aggregate of all such investment advisory fees with respect to such Fund shall be reduced by the amount of such excess. The amount of any such reduction to be borne by AIM shall be deducted from the monthly investment advisory fees otherwise payable to AIM with respect to such Fund during such fiscal year. If required pursuant to such state securities regulations, AIM will reimburse each Fund, no later than the last day of the first month of the next succeeding fiscal year, for any such annual operating expenses (after reduction of all investment advisory fees in excess of such limitation).

         The Master Advisory Agreement and the Master Sub-Advisory Agreement became effective on February 28, 1997 and will continue in effect until February 28, 1999 and from year to year thereafter only if such continuance is specifically approved at least annually by (i) the Company's Board of Directors or the vote of a "majority of the outstanding voting securities" of the Funds (as defined in the 1940 Act), and (ii) the affirmative vote of a majority of the directors who are not parties to the agreements or "interested persons" of any such party (the "Non-Interested Directors") by votes cast in person at a meeting called for such purpose. Each agreement provides that the Funds, AIM (in the case of the Master Advisory Agreement) or AIM Capital (in the case of the Master Sub-Advisory Agreement) may terminate such agreement on 60 days' written notice without penalty. Each agreement terminates automatically in the event of its assignment.

         AIM may from time to time waive or reduce its fee. Fee waivers or reductions, other than those set forth in the Master Advisory Agreement, may be rescinded, however, at any time without further notice to investors, provided however, that the discontinuance of each fee waiver described below will be approved by the Board of Directors of AIM. AIM has agreed to waive fees for two years to the extent necessary to keep the expense ratio for Class A shares of Blue Chip at 1.31%. AIM has agreed to waive fees for one year to the extent necessary to keep the expense ratio for Class A shares of Capital Development at 1.34%.

         AIM has initiated a voluntary reduction of advisory fees for Charter, Constellation and Weingarten at net asset levels higher than those currently incorporated in the advisory fee schedule. Accordingly, with respect to each of Charter and Constellation, AIM receives a fee calculated at an annual rate of 1.0% of the first $30 million of such Fund's average daily net assets, plus 0.75% of such Fund's average daily net assets in excess of $30 million to and including $150 million, plus 0.625% of such Fund's average daily net assets in excess of $150 million. With respect to Weingarten, AIM's fee is calculated at an annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $350 million, plus 0.625% of the Fund's average daily net assets in excess of $350 million. With respect to Aggressive Growth, AIM's fee is calculated at an annual rate of 0.80% of the first $150 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $150 million. With respect to Blue Chip and Capital Development, AIM is entitled to receive a fee calculated at an annual rate of 0.75% of the first $350 million of such Fund's average daily net assets, plus 0.625% of such Fund's average daily net assets in excess of $350 million. As compensation for its services, AIM pays 50% of the advisory fees it receives pursuant to the Master Advisory Agreement with respect to Charter, Weingarten and Constellation to AIM Capital.

         Each Fund paid to AIM the following advisory fees net of any expense limitations (fee waivers) for the years ended October 31, 1996, 1995 and 1994:

                                                        1996             1995               1994
                                                        ----             ----               ----
         Blue Chip..............................  $   256,773*              N/A                 N/A
         Capital Development....................      280,248**             N/A                 N/A
         Charter................................   16,529,891          $ 10,890,335        $ 10,447,924
         Weingarten.............................   29,960,379            25,448,131           6,472,250
         Constellation..........................   57,614,412            31,042,229          19,926,116
         Aggressive Growth......................   16,492,564             6,974,263           1,903,277

-------------

    * For the period from June 3, 1996 (date of acquisition) through September 30, 1996 it was $188,544, and for the period October 1, 1996 through October 31, 1996 it was $68,229.

    ** For the period from June 17, 1996 (date operations commenced) through October 31, 1996.

         For the fiscal year ended October 31, 1996, 1995 and 1994, AIM waived advisory fees for each Fund as follows:

                                               1996           1995          1994
                                               ----           ----          ----
         Blue Chip .....................   $   26,433*           N/A          N/A
         Capital Development ...........      144,946**          N/A          N/A
         Charter .......................      156,975     $        0   $        0
         Weingarten ....................    1,458,804        843,494      981,836
         Constellation .................    1,869,383        761,655      298,484
         Aggressive Growth .............            0        788,943            0***

-------------

     * For the period from June 3, 1996 (date of acquisition) through September 30, 1996 it was $19,409, and for the period October 1, 1996 through October 31, 1996 it was $7,024.

     ** For the period from June 17, 1996 (date operations commenced) through October 31, 1996.

     *** AIM reimbursed expenses of $133,000 during the year ended October 31, 1994.

          Prior to June 3, 1996, the investment adviser to Blue Chip was Baird. Baird was also the Fund's distributor. Baird is an indirect partially-owned subsidiary of, and controlled by, The Northwestern Mutual Life Insurance Company. The BBC Fund and Baird entered into an investment advisory agreement pursuant to which Baird furnished continuous investment advisory services to the BBC Fund. That investment advisory agreement was terminated in connection with the reorganization of the BBC Fund. For the period October 1, 1995 through June 3, 1996 and during the fiscal years ended September 30, 1995 and September 30, 1994, the BBC Fund paid Baird fees of $370,615, $469,802, and $454,724, respectively.


         AIM, in turn, paid the following sub-advisory fees to AIM Capital, as sub-advisor for each Fund (other than Blue Chip, Capital Development and Aggressive Growth), for the years ended October 31, 1996, 1995 and 1994:

                                                       1996                 1995               1994
                                                       ----                 ----               ----
         Charter................................   $ 8,264,946         $  5,445,168        $  5,223,962
         Weingarten.............................    14,980,190           12,724,066          13,236,125
         Constellation..........................    28,807,206           15,521,115           9,963,058


         The Master Administrative Services Agreement provides that AIM may perform or arrange for the performance of certain accounting and, shareholder services and other administrative services to each Fund which are not required to be performed by AIM under the Master Advisory Agreement. For such services, AIM would be entitled to receive from each Fund reimbursement of its costs or such reasonable compensation as may be approved by the Company's Board of Directors. The Master Administrative Services Agreement became effective on February 28, 1997 and will continue in effect until February 28, 1999 and from year to year thereafter only if such continuance is specifically approved at least annually by (i) the Company's Board of Directors or the vote of a "majority of the outstanding voting securities" of the Funds (as defined in the 1940 Act), and (ii) the affirmative vote of a majority of the Non-Interested Directors by votes cast in person at a meeting called for such purpose.

         In addition, the Transfer Agency and Service agreement for the Fund provides that A I M Fund Services, Inc. ("AFS"), a registered transfer agent and wholly-owned subsidiary of AIM, will perform certain shareholder services for the Fund for a fee per account serviced. The Transfer Agency and Service Agreement provides that AFS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares, prepare and transmit payments for dividends and distributions declared by the fund, maintain shareholder accounts and provide shareholders with information regarding the Fund and their accounts. The Transfer Agency and Service Agreement became effective on November 1, 1994.

         The Funds paid AIM the following amounts as reimbursement of administrative services costs for the years ended October 31, 1996, 1995 and 1994:

                                                     1996                      1995             1994
                                                     ----                      ----             ----
         Blue Chip...........................     $  20,545*                    N/A               N/A
         Capital Development.................        19,841**                   N/A               N/A
         Charter.............................       114,489               $   109,054     $     980,837
         Weingarten..........................       132,643                   182,595         3,161,130
         Constellation.......................       212,800                   173,257         2,196,752
         Aggressive Growth...................        97,857                    71,528           472,140

-------------

     * For the period from June 3, 1996 (date of acquisition) through September 30, 1996 it was $16,236 and for the period October 1, 1996 through October 31, 1996 it was $4,309.

     ** For the period from June 17, 1996 (date operations commenced) through October 31, 1996.


          For the period from November 1, 1993 through October 31, 1994, AFS received shareholder services fees from AIM with respect to Class A shares of Charter, Weingarten, Aggressive Growth and Constellation in the amount of $890,434, $3,015,921, $424,814 and $2,080,638, respectively, under the AFS
Administrative Services Agreement between AIM and AFS. The agreement was terminated November 1, 1994.

         AFS received transfer agency and shareholder services fees with respect to Class A and Class B shares for the fiscal years ended October 31, 1996 and 1995:

                                                    1996                          1995*
                                                    ----                          ----
         Blue Chip ..........................     $  20,982*                      N/A
         Capital Development...................      75,666**                     N/A
         Charter...............................   2,264,602                $   1,568,721
         Weingarten............................   4,391,918                    4,016,831
         Constellation.........................   8,671,663                    4,943,213
         Aggressive Growth.....................   2,047,282                    1,198,145


-------------

*        For the period June 3, 1996 through October 31, 1996.

**       For the period from June 17, 1996 through October 31, 1996.

         Prior to June 3, 1996, FMI served as the administrator to the BBC Fund. Pursuant to the administration agreement between FMI and the BBC Fund, FMI prepared and maintained the books, accounts and other documents required by the 1940 Act, determined the fund's net asset value, responded to shareholder inquiries, prepared the fund's financial statements and excise tax returns, prepared reports and filings with the Securities and Exchange Commission, furnished statistical and research data, clerical, accounting and bookkeeping services and stationery and office supplies, and maintained the fund's financial accounts and records and generally assisted in all aspects of the fund's operations other than portfolio management. This administration agreement terminated in connection with the corporate reorganization of the BBC Fund. During the fiscal years ended September 30, 1995 and September 30, 1994, the BBC Fund paid FMI fees of $46,743 and $45,724, respectively.


                             THE DISTRIBUTION PLANS

          THE CLASS A PLAN. The Company has adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to the Class A shares of the Funds (the "Class A Plan"). The Class A Plan provides that the Class A shares pay 0.35% per annum of their daily average net assets in the case of Blue Chip and Capital Development, 0.30% per annum of their average daily net assets in the case of Charter, Weingarten and Constellation and 0.25% per annum of the average net assets of Aggressive Growth as compensation to AIM Distributors for the purpose of financing any activity which is primarily intended to result in the sale of Class A shares. Activities appropriate for financing under the Class A Plan include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class A Plan.

          THE CLASS B PLAN. The Company has also adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to Class B shares of Blue Chip, Capital Development, Charter and Weingarten (the "Class B Plan", and collectively with the Class A Plan, the "Plans"). Under the Class B Plan, Blue Chip, Capital Development, Charter and Weingarten pay compensation to AIM Distributors at an annual rate of 1.00% of the average daily net assets attributable to Class B shares. Of such amount, Charter and Weingarten pay a service fee of 0.25% of the average daily net assets attributable to Class B shares to selected dealers and other institutions which furnish continuing personal shareholder services to their customers who purchase and own Class B shares. Amounts paid in accordance with the Class B Plan may be used to finance any activity primarily intended to result in the sale of Class B shares, including, but not limited to, printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead;

made to banks which provide services to their customers who have purchased shares. Services provided pursuant to Shareholder Service Agreements with banks may include some or all of the following: answering shareholder inquiries regarding the Funds and the Company; performing sub-accounting; establishing and maintaining shareholder accounts and records; processing customer purchase and redemption transactions; providing periodic statements showing a shareholder's account balance and the integration of such statements with those of other transactions and balances in the shareholder's other accounts serviced by the bank; forwarding applicable prospectuses, proxy statements, reports and notices to bank clients who hold shares of the Funds; and such other administrative services as the Funds reasonably may request, to the extent permitted by applicable statute, rule or regulation. Similar agreements may be permitted under the Plans for institutions which provide recordkeeping for and administrative services to 401(k) plans.

         The Company may also enter into Variable Group Annuity Contractholder Service Agreements ("Variable Contract Agreements") on behalf of Charter, Weingarten and Constellation authorizing payments to selected insurance companies offering variable annuity contracts to employers as funding vehicles for retirement plans qualified under Section 401(a) of the Internal Revenue Code. Services provided pursuant to such Variable Contract Agreements may include some or all of the following: answering inquiries regarding the Fund and the Company; performing sub-accounting; establishing and maintaining Contractholder accounts and records; processing and bunching purchase and redemption transactions; providing periodic statements of contract account balances; forwarding such reports and notices to Contractholders relative to the Fund as deemed necessary; generally, facilitating communications with Contractholders concerning investments in a Fund on behalf of Plan participants; and performing such other administrative services as deemed to be necessary or desirable, to the extent permitted by applicable statute, rule or regulation to provide such services.

         Financial intermediaries and any other person entitled to receive compensation for selling shares of the Funds may receive different compensation for selling shares of one particular class over another.

         Under a Shareholder Service Agreement, the Funds agree to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement generally will be calculated at the end of each payment period for each business day of the Funds during such period at the annual rate of 0.25% of the average daily net asset value of the Funds' shares purchased or acquired through exchange. Fees calculated in this manner shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which the Funds' shares are held.

         The Plans are subject to any applicable limitations imposed from time to time by rules of the National Association of Securities Dealers, Inc.

         AIM Distributors does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments under the Plans. These payments are an obligation of the Funds and not of AIM Distributors.

         For the period June 3, 1996 through September 30, 1996, with respect to its Class A shares, Blue Chip paid AIM Distributors under the Plan $97,045, or an amount equal to 0.35% of the Fund's average daily net assets.

         For the fiscal year ended October 31, 1996, with respect to Class A shares, Blue Chip (for the period October 1, 1996 through October 31, 1996), Capital Development (for the period June 17, 1996 through October 31, 1996), Charter, Weingarten, Aggressive Growth and Constellation paid AIM Distributors under the Plan $34,010, $195,157, $6,952,782, $14,212,254, $6,492,025 and
$27,788,170, respectively, or an amount equal to 0.35% (annualized), 0.35% (annualized), 0.30%, 0.30%, 0.25%, and 0.30%, respectively, of the Fund's Class A shares average daily net assets.

         For the fiscal year ended October 31, 1996, with respect to Class B shares, Blue Chip (for the period October 1, 1996 through October 31, 1996), Capital Development (for the period October 1, 1996 through October 31, 1996), Charter and Weingarten paid AIM Distributors under the Plan $3,166, $9,333, $2,831,042, and $1,514,633 respectively, or an amount equal to 1.00% (annualized), 1.00% (annualized), 1.00% (annualized) and 1.00% (annualized), respectively, of the Fund's Class B shares average daily net assets.


         An estimate by category of actual fees paid by the following Funds under the Class A Plan during the year ended October 31, 1996 were allocated as follows:

                                                   OCT 1 -     JUNE 3 -       JUNE 17-
                                                  OCT 31      SEPT 30         OCT 31
                                   AGGRESSIVE    BLUE CHIP   BLUE CHIP        CAPITAL
                                     GROWTH       OCTOBER     THRU SEPT.    DEVELOPMENT     CHARTER    CONSTELLATION  WEINGARTEN
                                  -----------   -----------   -----------   -----------   -----------  -------------  -----------
CLASS A

    Advertising                   $   189,780   $     4,348   $    13,198   $    38,247   $   732,176   $ 2,749,793   $ 1,330,208

    Printing and mailing               28,966           870         2,031         6,039       113,027       421,968       205,032
    prospectuses, semi-
    annual reports and
    annual reports
    (other than to current
    shareholders)

    Seminars                           65,924         1,740         5,077        13,084       251,060       944,929       454,071

    Compensation to                                                                                                       841,131
    Underwriters to partially
    offset other marketing
    expenses

    Compensation to                 6,207,355        27,052        76,739       137,787     5,856,519    23,671,480    11,381,812
    Dealers including
    finder's fees

    Compensation to
    Sales Personnel

    Annual Report Total             6,492,025        34,010        97,045       195,157     6,952,782    27,788,170    14,212,254

         An estimate by category of actual fees paid by the following Funds under the Class B Plan during the year ended October 31, 1996 were allocated as follows:

                                                                       OCT 1 -
                                                     OCT 1 -           OCT 31
                                                     OCT 31            CAPITAL
                                                    BLUE CHIP        DEVELOPMENT        CHARTER         WEINGARTEN
                                                   -----------       -----------      -----------       -----------
CLASS B

    Advertising                                    $       791       $     2,352      $   571,306       $   229,414

    Printing and mailing                                     0                 0           86,994            34,911
    prospectuses, semi-
    annual reports and
    annual reports
    (other than to current
    shareholders)

    Seminars                                                 0                 0              196            78,799

    Compensation to                                      2,375             6,981        2,126,052         1,137,408
    Underwriters to partially
    offset upfront dealer
    commissions and other
    marketing costs

    Compensation to Dealers                                  0                 0           46,494            34,101

    Compensation to                                          0                 0
    Sales Personnel

    Annual Report Total                                  3,166             9,333        2,831,042         1,514,633

         The Plans require AIM Distributors to provide the Board of Directors at least quarterly with a written report of the amounts expended pursuant to the Plans and the purposes for which such expenditures were made. The Board of Directors reviews these reports in connection with their decisions with respect to the Plans.

         As required by Rule 12b-1, the Plans and related forms of Shareholder Service Agreements were approved by the Board of Directors, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Company and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans ("Qualified Directors"). In approving the Plans in accordance with the requirements of Rule 12b-1, the directors considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each class of the Fund and its respective shareholders.

         The Plans do not obligate the Fund to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Plans. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Fund will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.

         Unless the Plans are terminated earlier in accordance with their terms, the Class B Plan continues in effect until June 30, 1997, and thereafter, both Plans continue as long as such continuance is specifically approved at least annually by the Board of Directors, including a majority of the Qualified Directors.

         The Plans may be terminated by the vote of a majority of the Qualified Directors, or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

         Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, it may be amended by the directors, including a majority of the Qualified Directors, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Qualified Directors is committed to the discretion of the Qualified Directors. In the event the Class A Plan is amended in a manner which the Board of Directors determines would materially increase the charges paid under the Class A Plan, the Class B shares of the Fund will no longer convert into Class A shares of the Fund unless the Class B shares, voting separately, approve such amendment. If the Class B shareholders do not approve such amendment, the Board of Directors will (i) create a new class of shares of the Fund which is identical in all material respects to the Class A shares as they existed prior to the implementation of the amendment, and (ii) ensure that the existing Class B shares of the Fund will be exchanged or converted into such new class of shares no later than the date the Class B shares were scheduled to convert into Class A shares.

         The principal differences between the Class A Plan and the Class B Plan are: (i) the Class A Plan allows payment to AIM Distributors or to dealers or financial institutions of up to .35% of average daily net assets of Blue Chip and Capital Development Class A shares, .30% of average daily net assets of Charter, Weingarten and Constellation's Class A shares and up to .25% of average daily net assets of Aggressive Growth's Class A shares as compared to 1.00% of such assets of Blue Chip, Capital Development, Charter and Weingarten's Class B shares; (ii) the Class B Plan obligates the Class B shares to continue to make payments to AIM Distributors following termination of the Class B shares Distribution Agreement with respect to Class B shares sold by or attributable to the distribution efforts of AIM Distributors unless there has been a complete termination of the Class B Plan (as defined in such Plan); and
(iii) the Class B Plan expressly authorizes AIM Distributors to assign, transfer or pledge its rights to payments pursuant to the Class B Plan.


                                THE DISTRIBUTOR

         Information concerning AIM Distributors and the continuous offering of the Funds' shares is set forth in the Prospectus under the headings "How to Purchase Shares" and "Terms and Conditions of Purchase of the AIM Funds." A Master Distribution Agreement with AIM Distributors relating to the Class A shares of the Funds was approved by the Board of Directors on December 10, 1996. A Master Distribution Agreement with AIM Distributors relating to the Class B shares of Charter and Weingarten was also approved by the Board of Directors on December 10, 1996. Both such Master Distribution Agreements are hereinafter collectively, referred to as the "Distribution Agreements."

         The Distribution Agreements provide that AIM Distributors will bear the expenses of printing from the final proof and distributing prospectuses and statements of additional information of the Funds relating to public offerings made by AIM Distributors pursuant to the Distribution Agreements (other than those prospectuses and statements of additional information distributed to existing shareholders of the Funds), and any promotional or sales literature used by AIM Distributors or furnished by AIM Distributors to dealers in connection with the public offering of the Funds' shares, including expenses of advertising in connection with such public offerings. AIM Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.

         AIM Distributors expects to pay sales commissions from its own resources to dealers and institutions who sell Class B shares of Charter, Weingarten, Blue Chip and Capital Development at the time of such sales. Payments with respect to Class B shares will equal 4.0% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs. AIM Distributors anticipates that it will require a number of years to recoup from Class B Plan payments the sales commissions paid to dealers and institutions in connection with sales of Class B shares.

         In the future, if multiple distributors serve Charter, Weingarten, Blue Chip or Capital Development, each such distributor (or its assignee or transferee) would receive a share of the payments under the Class B Plan based on the portion of such Fund's Class B shares sold by or attributable to the distribution efforts of that distributor.

         The Company (on behalf of any class of the Funds) or AIM Distributors may terminate the Distribution Agreements on sixty (60) days' written notice without penalty. The Distribution Agreements will terminate in the event of their assignment. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset-based distribution fees in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors; provided, however, that a complete termination of the Class B Plan (as defined in such Plan) would terminate all payments to AIM Distributors. Termination of the Class B Plan or Distribution Agreement does not effect the obligations of Class B shareholders to pay Contingent Deferred Sales Charges.

         The following chart reflects the total sales charges paid in connection with the sale of Class A shares of each Fund and the amount retained by AIM Distributors for the years ended December 31, 1996, 1995 and 1994:

                                                 1996                       1995                       1994
                                                 ----                       ----                       ----

                                         SALES         AMOUNT       SALES        AMOUNT         SALES         AMOUNT
                                        CHARGES       RETAINED     CHARGES       RETAINED      CHARGES       RETAINED
                                        -------       --------     -------       --------      -------       --------
Blue Chip........... ..............  $  1,000,546   $   144,343           N/A           N/A           N/A           N/A
Capital Development ...............     6,850,693       926,213           N/A           N/A           N/A           N/A
Charter ...........................    16,469,061     2,705,618   $ 9,068,400   $ 1,316,019   $10,252,200   $ 1,386,255
Weingarten ........................    13,202,260     2,259,328    11,992,225     1,767,515    10,398,176     1,494,020
Constellation .....................   105,245,937    19,558,836    88,958,038    13,097,651    42,593,206     6,482,169
Aggressive Growth*  ...............    11,683,056     2,111,788    57,745,243     8,232,597    11,846,706     1,975,968

         The following chart reflects the contingent deferred sales charges paid by Class A and Class B shareholders for the fiscal years ended October 31, 1996 and 1995.

                                                                            1996         1995*
                                                                            ----         -----
                Blue Chip................................................      N/A         N/A
                Capital Development......................................  $   733**       N/A
                Charter..................................................  $32,497         $55
                Weingarten...............................................  $34,185         $60


-------------

     * For the period from June 26, 1995 (inception date of Class B shares) through October 31, 1995.

     ** For the period from October 1, 1996 (inception date for Class B shares) through October 31, 1996.

          Shares of the BBC Fund were sold at a public offering price which included a sales charge. The BBC Fund waived its sales charge in connection with sales to specified types of investors and on purchases of $1,000,000 or more, but imposed a contingent deferred sales charge upon the redemption of certain shares so purchased, which contingent deferred sales charge was paid to Baird. During the fiscal years ended September 30, 1995 and September 30, 1994, Baird received approximately $126,853 and $109,000, respectively in front-end sales commissions in connection with the sales of BBC Fund shares, all of which it retained. During the fiscal years ended September 30, 1995 and September 30, 1994, Baird received $346 and $141 in deferred sales commissions in connection with sales of BBC Fund shares, respectively, all of which it retained.

                       HOW TO PURCHASE AND REDEEM SHARES

         A complete description of the manner by which shares of the Funds may be purchased appears in the Prospectus under the caption "How to Purchase Shares."

         The sales charge normally deducted on purchases of Class A shares of the Funds is used to compensate AIM Distributors and participating dealers for their expenses incurred in connection with the distribution of such shares. Since there is little expense associated with unsolicited orders placed directly with AIM Distributors by persons, who because of their relationship with the Funds or with AIM and its affiliates, are familiar with the Funds, or whose programs for purchase involve little expense (e.g., because of the size of the transaction and shareholder records required), AIM Distributors believes that it is appropriate and in the Funds' best interests that such persons be permitted to purchase Class A shares of the Funds through AIM Distributors without payment of a sales charge. The persons who may purchase Class A shares of the Funds without a sales charge are shown in the Prospectus.

         Complete information concerning the method of exchanging shares of the Funds for shares of the other mutual funds managed or advised by AIM is set forth in the Prospectus under the caption "Exchange Privilege."

         Information concerning redemption of the Funds' shares is set forth in the Prospectus under the caption "How to Redeem Shares." AIM intends to redeem all shares of the Funds in cash. In addition to the Funds' obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Fund telephone: (713) 626-1919, Extension 5001 (in Houston) or (800) 347-4246 (elsewhere) and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value of the Fund next determined after such order is received. Such arrangement is subject to timely receipt by A I M Fund Services, Inc. of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by the Funds or by AIM Distributors (other than any applicable CDSC) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.

         The right of redemption may be suspended or the date of payment postponed when (a) trading on the New York Stock Exchange is restricted, as determined by applicable rules and regulations of the SEC, (b) the New York Stock Exchange is closed for other than customary weekend and holiday closings,
(c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable.


                         NET ASSET VALUE DETERMINATION

         In accordance with the current rules and regulations of the SEC, the net asset value of a share of each Fund is determined once daily as of the close of trading of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time), on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern Time) on a particular day, the net asset value of a Fund share is determined as of the close of the NYSE on such day. For purposes of determining net asset value per share, futures and options contract closing prices which are available fifteen (15) minutes after the close of trading on the NYSE will generally be used. The net asset values per share of the Retail Classes and the Institutional Class will differ because different expenses are attributable to each class. The income or loss and the expenses common to all classes of a Fund are allocated to each class on the basis of the net assets of the Fund allocable to each such class, calculated as of the close of business on the previous business day, as adjusted for the current day's shareholder activity of each class. In addition to certain common expenses which are allocated to all classes of a Fund, certain expenses, such as those related to the distribution of shares of a class, are allocated only to the class to which such expenses relate. The net asset value per share of a class is determined by subtracting the liabilities (e.g., the expenses) of the Fund allocated to the class from the assets of the Fund allocated to the class and dividing the result by the total number of shares outstanding of such class. Determination of each Fund's net asset value per share is made in accordance with generally accepted accounting principles.

         Except as provided in the next sentence, a security listed or traded on an exchange is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market system) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Option contracts are valued at the mean between the closing bid and asked prices on the exchange where the contracts are principally traded. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date, or lacking a last sale, at the mean between the last bid and asked price on that day; securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having sixty (60) days or less to maturity are valued at amortized cost, which approximates market value. (See also "How to Purchase Shares," "How to Redeem Shares" and "Determination of Net Asset Value" in the Prospectus.)

         Generally, trading in foreign securities, as well as corporate bonds, U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of a Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.

         Fund securities primarily traded in foreign markets may be traded in such markets on days which are not business days of the Fund. Because the net asset value per share of each Fund is determined only on business days of the Fund, the net asset value per share of a Fund may be significantly affected on days when an investor can not exchange or redeem shares of the Fund.


                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

         Income dividends and capital gains distributions are automatically reinvested in additional shares of the same class of each Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in shares of another AIM Fund, subject to the terms and conditions set forth in the Prospectus under the caption "Special Plans - Automatic Dividend Investment Plan." If a shareholder's account does not have any shares in it on a dividend or capital gains distribution payment date, the dividend or distribution will be paid in cash whether or not the shareholder has elected to have such dividends or distributions reinvested.

TAX MATTERS

         The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

         Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.

         In addition to satisfying the Distribution Requirement, a regulated investment company must (a) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"), and (b) derive less than 30% of its gross income (exclusive of certain gains on designated hedging transactions that are offset by realized or unrealized losses on offsetting positions) from the sale or other disposition of stock, securities or foreign currencies (or options, futures or forward contracts thereon) held for less than three months (the "Short-Short Gain Test"). However, foreign currency gains, including those derived from options, futures and forward contracts, will not be characterized as Short-Short Gain if they are directly related to the regulated investment company's principal business of investing in stock or securities (or options or futures thereon). Because of the Short-Short Gain Test, a Fund may have to limit the sale of appreciated securities that it has held for less than three months. However, the Short-Short Gain Test will not prevent a Fund from disposing of investments at a loss, since the recognition of a loss before the expiration of the three-month holding period is disregarded. Interest (including original issue discount) received by a Fund at maturity or upon the disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of a security within the meaning of the Short-Short Gain Test. However, any other income that is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

         In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract or of foreign currency itself, will generally be treated as ordinary income or loss.

         In general, for purposes of determining whether capital gain or loss recognized by a Fund on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected if (a) the asset is used to close a "short sale" (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, (b) the asset is otherwise held by the Fund as part of a "straddle", or (c) the asset is stock and the Fund grants certain call options with respect thereto. However, for purposes of the Short-Short Gain Test, the holding period of the asset disposed of is reduced only in the case described in clause (a) above. In addition, a Fund may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position.

         Any gain recognized by a Fund on the lapse of, or any gain or loss recognized by a Fund from a closing transaction with respect to, an option written by the Fund will be treated as a short-term capital gain or loss. For purposes of the Short-Short Gain Test, the holding period of an option written by a Fund will commence on the date it is written and end on the date it lapses or the date a closing transaction is entered into. Accordingly, a Fund may be limited in its ability to write options which expire within three months and to enter into closing transactions at a gain within three months of the writing of options.

         Transactions that may be engaged in by certain of the Funds (such as futures contracts and options on stock indexes and futures contracts) will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. The net amount of such gain or loss for the entire taxable year from transactions involving Section 1256 contracts (including gain or loss arising as a consequence of the year-end deemed sale of Section 1256 contracts) is treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. A Fund may elect not to have this special tax treatment apply to
Section 1256 contracts that are part of a "mixed straddle" with other investments of the Fund that are not Section 1256 contracts. The Internal Revenue Service has held in several private rulings that gains arising from
Section 1256 contracts will be treated for purposes of the Short-Short Gain Test as being derived from securities held for not less than three months if the gains arise as a result of a constructive sale under Code Section 1256.

         In addition to satisfying the requirement described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of each Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the companies, and securities of other issuers, the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

         If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of such Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

         A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

         For purposes of the excise tax, a regulated investment company shall
(a) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year, and (b) exclude foreign currency gains and losses incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

         Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

FUND DISTRIBUTIONS

         Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends received deduction for corporations only to the extent discussed below.

         A Fund may either retain or distribute to shareholders its net capital gain for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

         Ordinary income dividends paid by the Fund with respect to a taxable year will qualify for the 70% dividends received deduction generally available to corporations (other than corporations, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by the Fund will not be treated as a qualifying dividend
(a) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock), excluding for this purpose under the rules of Code Section 246(c)(3)and(4) (i) any day more than 45 days (or 90 days in the case of certain preferred stock) after the date on which the stock becomes ex-dividend, and (ii) any period during which the Fund has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, has granted certain options to buy or has otherwise diminished its risk of loss by holding other positions with respect to, such (or substantially identical) stock; (b) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; or (c) to the extent the stock on which the dividend is paid is treated as debt-financed under the rules of Code
Section 246A. Moreover, the dividends received deduction for a corporate shareholder may be disallowed or reduced (a) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund, or (b) by application of Code Section 246(b) which in general limits the dividends received deduction to 70% of the shareholder's taxable income (determined without regard to the dividends received deduction and certain other items).

         Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. The corporate dividends received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, corporate shareholders will generally be required to take the full amount of any dividend received from the Fund into account (without a dividend received deduction) in determining their adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMTI net operating loss deduction)) that is includable in AMTI.

         Investment income that may be received by certain of the Funds from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle any such Funds to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of any such Fund's assets to be invested in various countries is not known.

         Distributions by a Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

         Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         In addition, if the net asset value at the time a shareholder purchases shares of a Fund reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

         Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

         The Funds will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (a) who has provided either an incorrect tax identification number or no number at all, (b) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (c) who has failed to certify to a Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

SALE OR REDEMPTION OF SHARES

         A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within thirty (30) days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and (4) (discussed above in connection with the dividends received deduction for corporations) generally will apply in determining the holding period of shares. Long-term capital gains of non-corporate taxpayers are currently taxed at a maximum rate 11.6% lower than the maximum rate applicable to ordinary income. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

         If a shareholder (a) incurs a sales load in acquiring shares of a Fund, (b) disposes of such shares less then 91 days after they are acquired, and (c) subsequently acquires shares of the Fund or another Fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of, but shall be treated as incurred on the acquisition of the shares subsequently acquired.

FOREIGN SHAREHOLDERS

         Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, dividends and return of capital distributions (other than distributions of long-term capital gain) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of a Fund, capital gain dividends and amounts retained by a Fund that are designated as undistributed net capital gains.

         If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

         In the case of foreign non-corporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

         The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign taxes.

EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS

         The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

         Rules of state and local taxation for ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Funds.

                           MISCELLANEOUS INFORMATION

SHAREHOLDER INQUIRIES

         The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

AUDIT REPORTS

         The Board of Directors will issue semi-annual reports of the transactions of the Funds to the shareholders. Financial statements, audited by independent auditors, will be issued annually. The firm of KPMG Peat Marwick LLP, 700 Louisiana, NationsBank Building, Houston, Texas 77002, has served as the auditors for Aggressive Growth, Blue Chip, Capital Development, Charter, Constellation and Weingarten for the fiscal year ended October 31, 1996. Price Waterhouse LLP served as the auditors for Baird Blue Chip Fund, Inc., the predecessor of Blue Chip, for fiscal years ended September 30, 1995.

LEGAL MATTERS

         The validity of the issuance of the shares of common stock offered hereby is being passed upon by Ballard Spahr Andrews & Ingersoll, 1735 Market Street, Philadelphia, Pennsylvania.

         On October 25, 1996 a shareholder of Aggressive Growth filed a lawsuit in United States District Court, Southern District of Texas, against the Company, AIM, AIM Distributors, the directors and certain officers of Aggressive Growth, and the portfolio managers of Aggressive Growth. The action was instituted under Section 36(b) of the Investment Company Act of 1940 and seeks to recover damages allegedly suffered by Aggressive Growth in connection with fees paid for marketing and shareholder services after Aggressive Growth was closed to new investors.

CUSTODIAN AND TRANSFER AGENT

         State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds. The custodian attends to the collection of principal and income, pays and collects all monies for securities bought and sold by the Funds and performs certain other ministerial duties. A I M Fund Services, Inc.,11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173 (the "Transfer Agent"), acts as transfer and dividend disbursing agent for the Funds. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets. The Funds pay the Custodian and the Transfer Agent such compensation as may be agreed upon from time to time.

         Texas Commerce Bank National Association, 712 Main, Houston, Texas 77002, serves as Sub-Custodian for retail purchases of the AIM Funds.

         Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") has entered into an agreement with the Company (and certain other AIM Funds), The Shareholder Services Group, Inc. and Financial Data Services, Inc., pursuant to which MLPF&S has agreed to perform certain shareholder sub-accounting services for its customers who beneficially own shares of the Fund(s).

PRINCIPAL HOLDERS OF SECURITIES

BLUE CHIP

         To the best of the knowledge of the Company, the names and addresses of the holders of 5% or more of the outstanding Class A shares of Blue Chip as of December 31, 1996, and the amount of the outstanding shares held of record and beneficially owned by such holders are set forth below:


                                                        PERCENT                    PERCENT OWNED
NAME AND ADDRESS                                       OWNED OF                    OF RECORD AND
OF RECORD OWNER                                      RECORD ONLY*                  BENEFICIALLY
---------------                                      ------------                  ------------
RETAIL CLASS A SHARES
---------------------

Robert W. Baird, Inc.                                   29.11%**                        -0-
Attn: Mutual Fund Operations
777 E. Wisconsin Ave.
Milwaukee, WI  53202

Merrill Lynch Pierce Fenner & Smith                       -0-                          5.00%
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL  32246


RETAIL CLASS B SHARES
---------------------

Merrill Lynch Pierce Fenner & Smith                       -0-                         10.20%
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL  32246


CHARTER

         To the best of the knowledge of the Company, the names and addresses of the holders of 5% or more of the outstanding shares of the Retail Classes of Charter as of December 31, 1996, and the Institutional Class of Charter as of December 31, 1996, and the amount of the outstanding shares held of record and beneficially owned by such holders are set forth below:

------------------------

    * The Funds have no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

    ** A shareholder who holds 25% or more of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

                                                      PERCENT                     PERCENT OWNED
NAME AND ADDRESS                                      OWNED OF                    OF RECORD AND
OF RECORD OWNER                                      RECORD ONLY*                  BENEFICIALLY
---------------                                      ------------                  ------------
RETAIL CLASS A SHARES
---------------------

Merrill Lynch Pierce Fenner & Smith                       -0-                        12.56%
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL  32246

Great-West Life and Annuity Insurance                    7.66%                         -0-
401(k) Unit Valuations
Attn: Rod Switzer 2T2
8515 E. Orchard
Englewood, CO 80111


RETAIL CLASS B SHARES
---------------------

Merrill Lynch Pierce Fenner & Smith                       -0-                        10.56%
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL  32246

                                                      PERCENT                     PERCENT OWNED
NAME AND ADDRESS                                      OWNED OF                    OF RECORD AND
OF RECORD OWNER                                      RECORD ONLY*                  BENEFICIALLY
---------------                                      ------------                  ------------
INSTITUTIONAL CLASS
-------------------

Commonwealth of Massachusetts                           90.76%**                         -0-
One Ashburton Place
12th Floor
Boston, MA  02108

-----------------

* The Funds have no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

** A shareholder who holds 25% or more of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

WEINGARTEN

         To the best of the knowledge of the Company, the names and addresses of the holders of 5% or more of the outstanding shares of the Retail Classes of Weingarten as of December 31, 1996, and the Institutional Class of Weingarten as of December 31, 1996, and the amount of the outstanding shares held of record and beneficially owned by such holders are set forth below:

                                                        PERCENT                    PERCENT OWNED
NAME AND ADDRESS                                       OWNED OF                    OF RECORD AND
OF RECORD OWNER                                      RECORD ONLY*                  BENEFICIALLY
---------------                                      ------------                  ------------
RETAIL CLASS A SHARES
---------------------

Merrill Lynch Pierce Fenner & Smith                       -0-                        18.98%
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL  32246


                                                        PERCENT                    PERCENT OWNED
NAME AND ADDRESS                                       OWNED OF                    OF RECORD AND
OF RECORD OWNER                                      RECORD ONLY*                  BENEFICIALLY
---------------                                      ------------                  ------------
RETAIL CLASS B SHARES
---------------------

Merrill Lynch Pierce Fenner & Smith                       -0-                        12.32%
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL  32246


                                                        PERCENT                    PERCENT OWNED
NAME AND ADDRESS                                       OWNED OF                    OF RECORD AND
OF RECORD OWNER                                      RECORD ONLY*                  BENEFICIALLY
---------------                                      ------------                  ------------

INSTITUTIONAL CLASS
-------------------

Commonwealth of Massachusetts                           67.53%**                       -0-
One Ashburton Place
12th Floor
Boston, MA 02108

Union Planters NationsBank                                 -0-                        16.58%
P. O. Box 387
Memphis, TN  38147

City of Milwaukee Deferred Comp.                        5.78%                          -0-
P. O. Box 2054
Milwaukee, IL  53201

-----------------

    * The Funds have no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

    ** A shareholder who holds 25% or more of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

CONSTELLATION

                  To the best of the knowledge of the Company, the names and addresses of the holders of 5% or more of the outstanding shares of the Retail Classes of Constellation as of December 31, 1996, and of the Institutional Class of Constellation as of December 31, 1996, and the amount of the outstanding shares held of record and beneficially owned by such holders are set forth below:

                                                        PERCENT                    PERCENT OWNED
NAME AND ADDRESS                                       OWNED OF                    OF RECORD AND
OF RECORD OWNER                                      RECORD ONLY*                  BENEFICIALLY
---------------                                      ------------                  ------------
RETAIL CLASS A SHARES
---------------------

Merrill Lynch Pierce Fenner & Smith                       -0-                        16.68%
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL  32246


                                                        PERCENT                    PERCENT OWNED
NAME AND ADDRESS                                       OWNED OF                    OF RECORD AND
OF RECORD OWNER                                      RECORD ONLY*                  BENEFICIALLY
---------------                                      ------------                  ------------
INSTITUTIONAL CLASS
-------------------

City of New York Deferred                               49.18%**                        -0-
Compensation Plan
40 Street, 3rd Floor
New York, NY 10006

Nationwide Ohio Variable Account                        13.76%                          -0-
P.O. Box 182029
Columbus, Ohio 43218

Commonwealth of Massachusetts                           12.73%                          -0-
One Ashburton Place
12th Floor
Boston, MA 02108

------------------

     * The Funds have no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

     ** A shareholder who holds 25% or more of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

AGGRESSIVE GROWTH

         To the best of the knowledge of the Company, the names and addresses of the holders of 5% or more of the outstanding Class A shares of Aggressive Growth as of December 31, 1996, and the amount of the outstanding shares held of record and beneficially owned by such holders are set forth below:


                                                        PERCENT                    PERCENT OWNED
NAME AND ADDRESS                                       OWNED OF                    OF RECORD AND
OF RECORD OWNER                                      RECORD ONLY*                  BENEFICIALLY
---------------                                      ------------                  ------------
RETAIL CLASS A SHARES
---------------------

Merrill Lynch Pierce Fenner & Smith                      -0-                            21.40%
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL  32246


CAPITAL DEVELOPMENT

         To the best of the knowledge of the Company, the names and addresses of the holders of 5% or more of the outstanding Class A shares of Capital Development as of December 31, 1996, and the amount of the outstanding shares held of record and beneficially owned by such holders are set forth below:

                                                        PERCENT                    PERCENT OWNED
NAME AND ADDRESS                                       OWNED OF                    OF RECORD AND
OF RECORD OWNER                                      RECORD ONLY*                  BENEFICIALLY
----------------                                    ------------                  ------------
RETAIL CLASS A SHARES
---------------------

Merrill Lynch Pierce Fenner & Smith-0-                                                  17.74%
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL  32246

Robert W. Baird Inc.                                    9.57%                            -0-
Attn: Mutual Fund Operations
777 E. Wisconsin Avenue
Milwaukee, WI 53202

         As of December 31, 1996, the directors/trustees and officers of the Company as a group owned beneficially less than 1% of the outstanding shares of each of any class of Blue Chip, Charter, Weingarten, Constellation, Aggressive Growth and Capital Development.

--------------------

* The Funds have no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

** A shareholder who holds 25% or more of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

OTHER INFORMATION

         The Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Company has filed with the SEC under the 1933 Act and reference is hereby made to the Registration Statement for further information with respect to the Funds and the securities offered hereby. The Registration Statement is available for inspection by the public at the SEC in Washington, D.C.

                                    APPENDIX

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

STANDARD & POOR'S

         Commercial paper rated by Standard & Poor's has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well-established, and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's Commercial Paper is rated A-1 or A-2. A-1 indicates the degree of safety regarding time of payment is very strong. A-2 indicates that the capacity for timely payment is strong, but that the relative degree of safety is not as overwhelming as for issues designated A-1.

MOODY'S

         Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service. Among the factors considered by Moody's in assigning ratings are the following: (a) evaluation of the management of the issuer; (b) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (c) evaluation of the issuer's products in relation to competition and customer acceptance; (d) liquidity; (e) amount and quality of long-term debt; (f) trend of earnings over a period of ten years; (g) financial strength of a parent company and the relationships which exist with the issuer; and (h) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1 or Prime-2.


                     DESCRIPTION OF CORPORATE BOND RATINGS

STANDARD & POOR'S

         AAA -- Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

         AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

MOODY'S

         Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high-grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                              FINANCIAL STATEMENTS









                                      FS

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors
AIM Blue Chip Fund:

We have audited the accompanying statements of assets and liabilities of the AIM Blue Chip Fund (a portfolio of AIM Equity Funds, Inc.), including the schedule of investments, as of October 31, 1996 and September 30, 1996, the related statements of operations for the one-month period ended October 31, 1996 and the year ended September 30, 1996, the statements of changes in net assets for the one-month period ended October 31, 1996 and the year ended September 30, 1996 and the financial highlights for the one-month period ended October 31, 1996 and the year ended September 30, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the eight year period ended September 30, 1995 and the period from December 31, 1986 (date operations commenced) to September 30, 1987 were audited by other auditors whose report thereon, dated October 25, 1995, expressed an unqualified opinion on those financial highlights.
  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996 and September 30, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Blue Chip Fund as of October 31, 1996 and September 30, 1996, the results of its operations for the one-month period ended October 31, 1996 and the year ended September 30, 1996, the changes in its net assets for the one-month period ended October 31, 1996 and the year ended September 30, 1996 and the financial highlights for the one-month period ended October 31, 1996 and the year ended September 30, 1996, in conformity with generally accepted accounting principles.


                                                      KPMG Peat Marwick LLP

Houston, Texas
November 22, 1996

                                                        Financials

SCHEDULE OF INVESTMENTS

October 31, 1996

  SHARES                                                                       MARKET VALUE
               COMMON STOCKS-81.74%

               ADVERTISING/BROADCASTING-0.75%

     20,000    Interpublic Group of Companies, Inc.                          $         970,000
----------------------------------------------------------------------------------------------

               AEROSPACE/DEFENSE-2.52%

     23,900    Boeing Co. (The)                                                      2,279,463
----------------------------------------------------------------------------------------------
      7,500    United Technologies Corp.                                               965,625
----------------------------------------------------------------------------------------------
                                                                                     3,245,088
----------------------------------------------------------------------------------------------

               AUTOMOBILE (MANUFACTURERS)-0.67%

     16,000    General Motors Corp.                                                    862,000
----------------------------------------------------------------------------------------------

               BANKING-3.80%

     31,000    Fifth Third Bancorp                                                   1,941,375
----------------------------------------------------------------------------------------------
     25,000    Norwest Bank Corp.                                                    1,096,875
----------------------------------------------------------------------------------------------
     29,200    State Street Boston Corp.                                             1,850,550
----------------------------------------------------------------------------------------------
                                                                                     4,888,800
----------------------------------------------------------------------------------------------

               BANKING (MONEY CENTER)-0.81%

     10,500    Citicorp                                                              1,039,500
----------------------------------------------------------------------------------------------

               BEVERAGES (SOFT DRINKS)-0.37%

     16,000    PepsiCo, Inc.                                                           474,000
----------------------------------------------------------------------------------------------

               BIOTECHNOLOGY-0.93%

     26,000    Guidant Corp.                                                         1,199,250
----------------------------------------------------------------------------------------------

               BUSINESS SERVICES-4.24%

      8,500    AccuStaff, Inc.(a)                                                      227,375
----------------------------------------------------------------------------------------------
     10,000    Dun & Bradstreet Corp.                                                  578,750
----------------------------------------------------------------------------------------------
     35,000    Equifax, Inc.                                                         1,041,250
----------------------------------------------------------------------------------------------
     55,450    Olsten Corp.                                                          1,109,000
----------------------------------------------------------------------------------------------
     33,600    Reuters Holdings PLC-Sponsored ADR (United Kingdom)                   2,499,000
----------------------------------------------------------------------------------------------
                                                                                     5,455,375
----------------------------------------------------------------------------------------------

               CHEMICALS-0.80%

     18,000    PPG Industries, Inc.                                                  1,026,000
----------------------------------------------------------------------------------------------

               CHEMICALS (SPECIALTY)-0.82%

     28,000    IMC Global, Inc.                                                      1,050,000
----------------------------------------------------------------------------------------------

               COMPUTER MAINFRAMES-1.00%

     10,000    International Business Machines Corp.                                 1,290,000
----------------------------------------------------------------------------------------------

               COMPUTER MINI/PCS-1.55%

     16,000    COMPAQ Computer Corp.(a)                                              1,114,000
----------------------------------------------------------------------------------------------
     10,600    Dell Computer Corp.(a)                                                  862,575
----------------------------------------------------------------------------------------------
                                                                                     1,976,575
----------------------------------------------------------------------------------------------

               COMPUTER NETWORKING-1.65%

      9,000    Ascend Communications, Inc.(a)                                          588,375
----------------------------------------------------------------------------------------------
     16,500    Cisco Systems, Inc.(a)                                                1,020,937
----------------------------------------------------------------------------------------------
     13,000    FORE Systems, Inc.(a)                                                   516,750
----------------------------------------------------------------------------------------------
                                                                                     2,126,062
----------------------------------------------------------------------------------------------

Financials

  SHARES                                                                       MARKET VALUE
               COMPUTER SOFTWARE/SERVICES-5.86%

     20,500    Computer Associates International, Inc.                       $       1,212,062
----------------------------------------------------------------------------------------------
      7,000    Computer Sciences Corp.(a)                                              519,750
----------------------------------------------------------------------------------------------
      8,000    Electronic Data Systems Corp.                                           360,000
----------------------------------------------------------------------------------------------
     51,100    Fiserv, Inc.(a)                                                       1,960,962
----------------------------------------------------------------------------------------------
     12,000    Microsoft, Corp.(a)                                                   1,647,000
----------------------------------------------------------------------------------------------
     31,950    Oracle Systems Corp.(a)                                               1,351,884
----------------------------------------------------------------------------------------------
      7,000    PairGain Technologies, Inc.(a)                                          482,125
----------------------------------------------------------------------------------------------
                                                                                     7,533,783
----------------------------------------------------------------------------------------------

               CONGLOMERATES-1.20%

     16,600    Du Pont (E.I.) de Nemours & Co.                                       1,539,650
----------------------------------------------------------------------------------------------

               COSMETICS & TOILETRIES-2.74%

     18,000    Avon Products, Inc.                                                     976,500
----------------------------------------------------------------------------------------------
     34,000    Gillette Co. (The)                                                    2,541,500
----------------------------------------------------------------------------------------------
                                                                                     3,518,000
----------------------------------------------------------------------------------------------

               ELECTRIC POWER-3.05%

     26,000    Allegheny Power System, Inc.                                            776,750
----------------------------------------------------------------------------------------------
     27,500    Consolidated Edison Co. of New York, Inc.                               804,375
----------------------------------------------------------------------------------------------
     28,000    Entergy Corp.                                                           784,000
----------------------------------------------------------------------------------------------
     34,000    Houston Industries Inc.                                                 777,750
----------------------------------------------------------------------------------------------
     28,600    Illinova Corp.                                                          779,350
----------------------------------------------------------------------------------------------
                                                                                     3,922,225
----------------------------------------------------------------------------------------------

               ELECTRONIC COMPONENTS/MISCELLANEOUS-3.56%

     22,000    Emerson Electric Co.                                                  1,958,000
----------------------------------------------------------------------------------------------
     27,000    General Electric Co.                                                  2,612,250
----------------------------------------------------------------------------------------------
                                                                                     4,570,250
----------------------------------------------------------------------------------------------

               FINANCE (CONSUMER CREDIT)-1.61%

      9,000    Federal Home Loan Mortgage Corp.                                        909,000
----------------------------------------------------------------------------------------------
     14,000    Student Loan Marketing Association                                    1,158,500
----------------------------------------------------------------------------------------------
                                                                                     2,067,500
----------------------------------------------------------------------------------------------

               FOOD/PROCESSING-1.95%

     30,000    Archer-Daniels-Midland Co.                                              652,500
----------------------------------------------------------------------------------------------
     52,200    Sara Lee Corp.                                                        1,853,100
----------------------------------------------------------------------------------------------
                                                                                     2,505,600
----------------------------------------------------------------------------------------------

               HOTELS/MOTELS-0.76%

     32,000    Hilton Hotels Corp.                                                     972,000
----------------------------------------------------------------------------------------------

               INSURANCE (LIFE & HEALTH)-1.28%

     22,000    Conseco, Inc.                                                         1,177,000
----------------------------------------------------------------------------------------------
     20,000    Equitable Companies Inc.                                                470,000
----------------------------------------------------------------------------------------------
                                                                                     1,647,000
----------------------------------------------------------------------------------------------

               INSURANCE (MULTI-LINE PROPERTY)-5.04%

     23,500    Allstate Corp.                                                        1,318,938
----------------------------------------------------------------------------------------------
     21,000    American International Group, Inc.                                    2,281,125
----------------------------------------------------------------------------------------------
      6,800    CIGNA Corp.                                                             887,400
----------------------------------------------------------------------------------------------

                                                       Financials

  SHARES                                                                       MARKET VALUE
               INSURANCE (MULTI-LINE PROPERTY)-(Continued)

     13,200    MGIC Investment Corp.                                         $         905,850
----------------------------------------------------------------------------------------------
     20,000    Travelers Group, Inc.                                                 1,085,000
----------------------------------------------------------------------------------------------
                                                                                     6,478,313
----------------------------------------------------------------------------------------------

               LEISURE & RECREATION-0.74%

     21,000    Harley-Davidson, Inc.                                                   947,625
----------------------------------------------------------------------------------------------

               MEDICAL (DRUGS)-5.40%

     25,000    Abbott Laboratories                                                   1,265,625
----------------------------------------------------------------------------------------------
     51,200    Johnson & Johnson                                                     2,521,600
----------------------------------------------------------------------------------------------
     42,500    Merck & Co., Inc.                                                     3,150,313
----------------------------------------------------------------------------------------------
                                                                                     6,937,538
----------------------------------------------------------------------------------------------

               MEDICAL (INSTRUMENTS/PRODUCTS)-3.17%

     32,000    Baxter International Inc.                                             1,332,000
----------------------------------------------------------------------------------------------
     33,900    Medtronic, Inc.                                                       2,182,313
----------------------------------------------------------------------------------------------
     14,300    St. Jude Medical, Inc.(a)                                               564,850
----------------------------------------------------------------------------------------------
                                                                                     4,079,163
----------------------------------------------------------------------------------------------

               MEDICAL (PATIENT SERVICES)-1.39%

     24,000    Columbia/HCA Healthcare Corp.                                           858,000
----------------------------------------------------------------------------------------------
     32,000    Sybron International Corp.(a)                                           932,000
----------------------------------------------------------------------------------------------
                                                                                     1,790,000
----------------------------------------------------------------------------------------------

               NATURAL GAS PIPELINE-0.29%

      6,200    Columbia Gas System, Inc.                                               376,650
----------------------------------------------------------------------------------------------

               OFFICE AUTOMATION-0.52%

     17,000    Danka Business Systems PLC-ADR (United Kingdom)                         673,625
----------------------------------------------------------------------------------------------

               OIL & GAS (SERVICES)-2.70%

     15,000    Halliburton Co.                                                         849,375
----------------------------------------------------------------------------------------------
     10,000    Royal Dutch Petroleum Co.-ADR-New York shares (Netherlands)           1,653,750
----------------------------------------------------------------------------------------------
      9,500    Texaco, Inc.                                                            965,438
----------------------------------------------------------------------------------------------
                                                                                     3,468,563
----------------------------------------------------------------------------------------------

               OIL EQUIPMENT & SUPPLIES-1.36%

     17,700    Schlumberger Ltd.                                                     1,754,512
----------------------------------------------------------------------------------------------

               PUBLISHING-0.70%

     25,000    New York Times Co.                                                      903,125
----------------------------------------------------------------------------------------------

               RETAIL (FOOD & DRUG)-0.23%

      6,600    Kroger Co.(a)                                                           294,525
----------------------------------------------------------------------------------------------

               RETAIL (STORES)-6.24%

     21,500    Lowe's Companies, Inc.                                                  868,062
----------------------------------------------------------------------------------------------
     38,000    Pep Boys-Manny, Moe & Jack                                            1,330,000
----------------------------------------------------------------------------------------------
     45,000    Staples, Inc.(a)                                                        838,125
----------------------------------------------------------------------------------------------
     35,000    Sysco Corp.                                                           1,190,000
----------------------------------------------------------------------------------------------
     43,000    Toys "R" Us, Inc.(a)                                                  1,456,625
----------------------------------------------------------------------------------------------
     50,000    Viking Office Products Inc.(a)                                        1,456,250
----------------------------------------------------------------------------------------------
     33,000    Wal-Mart Stores, Inc.                                                   878,625
----------------------------------------------------------------------------------------------
                                                                                     8,017,687
----------------------------------------------------------------------------------------------

Financials

  SHARES                                                                       MARKET VALUE
               SEMICONDUCTORS-2.45%

     10,000    Altera Corp.(a)                                               $         620,000
----------------------------------------------------------------------------------------------
     23,000    Intel Corp.                                                           2,527,125
----------------------------------------------------------------------------------------------
                                                                                     3,147,125
----------------------------------------------------------------------------------------------

               SHOES & RELATED APPAREL-0.78%

     17,000    NIKE, Inc.-Class B                                                    1,000,875
----------------------------------------------------------------------------------------------

               TELECOMMUNICATIONS-2.77%

     25,000    Lucent Technologies, Inc.                                             1,175,000
----------------------------------------------------------------------------------------------
     20,400    MFS Communications Co., Inc.(a)                                       1,022,550
----------------------------------------------------------------------------------------------
     56,000    WorldCom, Inc.(a)                                                     1,365,000
----------------------------------------------------------------------------------------------
                                                                                     3,562,550
----------------------------------------------------------------------------------------------

               TELEPHONE-1.88%

     19,000    BellSouth Corp.                                                         774,250
----------------------------------------------------------------------------------------------
     18,000    Cincinnati Bell, Inc.                                                   888,750
----------------------------------------------------------------------------------------------
     15,400    SBC Communications, Inc.                                                748,825
----------------------------------------------------------------------------------------------
                                                                                     2,411,825
----------------------------------------------------------------------------------------------

               TEXTILES-0.38%

      7,000    Gucci Group NV-ADR-New York shares (Netherlands)                        483,000
----------------------------------------------------------------------------------------------

               TOBACCO-2.41%

     20,000    Philip Morris Companies, Inc.                                         1,852,500
----------------------------------------------------------------------------------------------
     43,100    RJR Nabisco Holdings Corp.                                            1,244,513
----------------------------------------------------------------------------------------------
                                                                                     3,097,013
----------------------------------------------------------------------------------------------

               TRANSPORTATION-1.37%

     70,000    Canadian Pacific, Ltd. (Canada)                                       1,767,500
----------------------------------------------------------------------------------------------
               Total Common Stocks                                                 105,069,872
----------------------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT
               U.S. TREASURY BILLS-13.10%(b)

$17,210,000(c) 5.17%, 04/03/97                                                      16,845,664
----------------------------------------------------------------------------------------------

               REPURCHASE AGREEMENTS-5.40%(d)

    939,177    Daiwa Securities America, Inc., 5.53%, 11/01/96(e)                      939,177
----------------------------------------------------------------------------------------------
  6,000,000    SBC Capital Markets, Inc., 5.55%, 11/01/96(f)                         6,000,000
----------------------------------------------------------------------------------------------
                     Total Repurchase Agreements                                     6,939,177
----------------------------------------------------------------------------------------------
               TOTAL INVESTMENTS-100.24%                                           128,854,713
----------------------------------------------------------------------------------------------
               OTHER ASSETS LESS LIABILITIES-(0.24)%                                  (306,359)
----------------------------------------------------------------------------------------------
               NET ASSETS-100.00%                                            $     128,548,354
==============================================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Non-income producing security.
(b) U.S. Treasury bills are traded on a discount. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(c) A portion of the principal was pledged as collateral to cover margin requirements for open futures contracts. See Note 7.
(d) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to insure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Joint repurchase agreement entered into 10/31/96 with a maturing value of $750,115,208. Collateralized by $733,115,000 U.S. Treasury obligations, 0% to 10.375% due 11/15/96 to 08/15/23.
(f) Joint repurchase agreement entered into 10/31/96 with a maturing value of $700,107,917. Collateralized by $691,506,000 U.S. Treasury obligations, 0% to 9.125% due 11/30/96 to 10/31/01.

See Notes to Financial Statements.

                                                       Financials

SCHEDULE OF INVESTMENTS

September 30, 1996

  SHARES                                                                       MARKET VALUE
               COMMON STOCKS-89.03%

               ADVERTISING/BROADCASTING-0.89%

     20,000    Interpublic Group of Companies, Inc.                          $         945,000
----------------------------------------------------------------------------------------------

               AEROSPACE/DEFENSE-2.97%

     23,900    Boeing Co. (The)                                                      2,258,550
----------------------------------------------------------------------------------------------
      7,500    United Technologies Corp.                                               900,938
----------------------------------------------------------------------------------------------
                                                                                     3,159,488
----------------------------------------------------------------------------------------------

               AIRLINES-0.88%

     41,000    Southwest Airlines Co.                                                  937,875
----------------------------------------------------------------------------------------------

               AUTOMOBILE (MANUFACTURERS)-0.72%

     16,000    General Motors Corp.                                                    768,000
----------------------------------------------------------------------------------------------

               BANKING-4.23%

     31,000    Fifth Third Bancorp                                                   1,801,875
----------------------------------------------------------------------------------------------
     25,000    Norwest Bank Corp.                                                    1,021,875
----------------------------------------------------------------------------------------------
     29,200    State Street Boston Corp.                                             1,675,350
----------------------------------------------------------------------------------------------
                                                                                     4,499,100
----------------------------------------------------------------------------------------------

               BANKING (MONEY CENTER)-0.89%

     10,500    Citicorp                                                                951,563
----------------------------------------------------------------------------------------------

               BEVERAGES (SOFT DRINKS)-0.76%

     28,500    PepsiCo, Inc.                                                           805,125
----------------------------------------------------------------------------------------------

               BIOTECHNOLOGY-1.04%

     20,000    Guidant Corp.                                                         1,105,000
----------------------------------------------------------------------------------------------

               BUSINESS SERVICES-4.35%

     35,000    Equifax, Inc.                                                           923,125
----------------------------------------------------------------------------------------------
     55,450    Olsten Corp.                                                          1,379,319
----------------------------------------------------------------------------------------------
     33,600    Reuters Holdings PLC-Sponsored ADR (United Kingdom)                   2,326,800
----------------------------------------------------------------------------------------------
                                                                                     4,629,244
----------------------------------------------------------------------------------------------

               CHEMICALS-1.34%

     26,300    PPG Industries, Inc.                                                  1,430,063
----------------------------------------------------------------------------------------------

               CHEMICALS (SPECIALTY)-0.74%

     13,500    Air Products & Chemicals, Inc.                                          786,375
----------------------------------------------------------------------------------------------

               COMPUTER MINI/PCS-0.78%

     10,600    Dell Computer Corp.(a)                                                  824,150
----------------------------------------------------------------------------------------------

               COMPUTER NETWORKING-2.03%

      9,000    Ascend Communications, Inc.(a)                                          595,125
----------------------------------------------------------------------------------------------
     16,500    Cisco Systems, Inc.(a)                                                1,024,031
----------------------------------------------------------------------------------------------
     13,000    FORE Systems, Inc.(a)                                                   537,875
----------------------------------------------------------------------------------------------
                                                                                     2,157,031
----------------------------------------------------------------------------------------------

Financials

  SHARES                                                                       MARKET VALUE
               COMPUTER SOFTWARE/SERVICES-7.55%

     18,000    Computer Associates International, Inc.                       $       1,075,500
----------------------------------------------------------------------------------------------
      7,000    Computer Sciences Corp.(a)                                              538,125
----------------------------------------------------------------------------------------------
     16,000    Electronic Data Systems Corp.                                           982,000
----------------------------------------------------------------------------------------------
     51,100    Fiserv, Inc.(a)                                                       1,954,575
----------------------------------------------------------------------------------------------
     12,000    Microsoft, Corp.(a)                                                   1,582,500
----------------------------------------------------------------------------------------------
     31,950    Oracle Systems Corp.(a)                                               1,359,872
----------------------------------------------------------------------------------------------
      7,000    PairGain Technologies, Inc.(a)                                          546,875
----------------------------------------------------------------------------------------------
                                                                                     8,039,447
----------------------------------------------------------------------------------------------

               CONGLOMERATES-1.38%

     16,600    Du Pont (E.I.) de Nemours & Co.                                       1,464,950
----------------------------------------------------------------------------------------------

               COSMETICS & TOILETRIES-4.47%

     10,000    Avon Products, Inc.                                                     496,250
----------------------------------------------------------------------------------------------
     34,000    Gillette Co. (The)                                                    2,452,250
----------------------------------------------------------------------------------------------
     18,500    Procter & Gamble Co.                                                  1,803,750
----------------------------------------------------------------------------------------------
                                                                                     4,752,250
----------------------------------------------------------------------------------------------

               ELECTRIC POWER-3.56%

     26,000    Allegheny Power System, Inc.                                            754,000
----------------------------------------------------------------------------------------------
     27,500    Consolidated Edison Co. of New York, Inc.                               763,125
----------------------------------------------------------------------------------------------
     28,000    Entergy Corp.                                                           756,000
----------------------------------------------------------------------------------------------
     34,000    Houston Industries Inc.                                                 752,250
----------------------------------------------------------------------------------------------
     28,600    Illinova Corp.                                                          757,900
----------------------------------------------------------------------------------------------
                                                                                     3,783,275
----------------------------------------------------------------------------------------------

               ELECTRIC COMPONENTS/MISCELLANEOUS-4.17%

     22,000    Emerson Electric Co.                                                  1,982,750
----------------------------------------------------------------------------------------------
     27,000    General Electric Co.                                                  2,457,000
----------------------------------------------------------------------------------------------
                                                                                     4,439,750
----------------------------------------------------------------------------------------------

               FINANCE (CONSUMER CREDIT)-1.69%

     10,000    Federal Home Loan Mortgage Corp.                                        978,750
----------------------------------------------------------------------------------------------
     11,000    Student Loan Marketing Association                                      820,875
----------------------------------------------------------------------------------------------
                                                                                     1,799,625
----------------------------------------------------------------------------------------------

               FOOD/PROCESSING-1.75%

     52,200    Sara Lee Corp.                                                        1,866,150
----------------------------------------------------------------------------------------------

               HOTELS/MOTELS-0.85%

     32,000    Hilton Hotels Corp.                                                     908,000
----------------------------------------------------------------------------------------------

               INSURANCE (LIFE & HEALTH)-1.50%

     22,000    Conseco, Inc.                                                         1,083,500
----------------------------------------------------------------------------------------------
     20,000    Equitable Companies Inc.                                                515,000
----------------------------------------------------------------------------------------------
                                                                                     1,598,500
----------------------------------------------------------------------------------------------

               INSURANCE (MULTI-LINE PROPERTY)-6.59%

     21,000    American International Group, Inc.                                    2,115,750
----------------------------------------------------------------------------------------------
     32,400    Chubb Corp.                                                           1,490,400
----------------------------------------------------------------------------------------------
      6,800    CIGNA Corp.                                                             815,150
----------------------------------------------------------------------------------------------
      5,200    General Re Corp.                                                        737,100
----------------------------------------------------------------------------------------------

                                                       Financials

  SHARES                                                                       MARKET VALUE
               Insurance (Multi-Line Property)-continued

     13,000    MGIC Investment Corp.                                         $         875,875
----------------------------------------------------------------------------------------------
     20,000    Travelers Group, Inc.                                                   982,500
----------------------------------------------------------------------------------------------
                                                                                     7,016,775
----------------------------------------------------------------------------------------------

               LEISURE & RECREATION-0.85%

     21,000    Harley-Davidson, Inc.                                                   903,000
----------------------------------------------------------------------------------------------

               MEDICAL (DRUGS)-6.43%

     25,000    Abbott Laboratories                                                   1,231,250
----------------------------------------------------------------------------------------------
     51,200    Johnson & Johnson                                                     2,624,000
----------------------------------------------------------------------------------------------
     42,500    Merck & Co., Inc.                                                     2,990,937
----------------------------------------------------------------------------------------------
                                                                                     6,846,187
----------------------------------------------------------------------------------------------

               MEDICAL (INSTRUMENTS/PRODUCTS)-2.04%

     33,900    Medtronic, Inc.                                                       2,173,837
----------------------------------------------------------------------------------------------

               MEDICAL (PATIENT SERVICES)-1.61%

     13,800    Columbia/HCA Healthcare Corp.                                           784,875
----------------------------------------------------------------------------------------------
     32,000    Sybron International Corp.(a)                                           928,000
----------------------------------------------------------------------------------------------
                                                                                     1,712,875
----------------------------------------------------------------------------------------------

               NATURAL GAS PIPELINE-0.33%

      6,200    Columbia Gas System, Inc.                                               347,200
----------------------------------------------------------------------------------------------

               OIL & GAS (SERVICES)-3.02%

     15,000    Halliburton Co.                                                         774,375
----------------------------------------------------------------------------------------------
     10,000    Royal Dutch Petroleum Co.-ADR-New York shares (Netherlands)           1,561,250
----------------------------------------------------------------------------------------------
      9,500    Texaco, Inc.                                                            874,000
----------------------------------------------------------------------------------------------
                                                                                     3,209,625
----------------------------------------------------------------------------------------------

               OIL EQUIPMENT & SUPPLIES-1.41%

     17,700    Schlumberger Ltd.                                                     1,495,650
----------------------------------------------------------------------------------------------

               PUBLISHING-0.79%

     25,000    New York Times Co.                                                      843,750
----------------------------------------------------------------------------------------------

               RESTAURANTS-0.76%

     17,000    McDonald's Corp.                                                        805,375
----------------------------------------------------------------------------------------------

               RETAIL (FOOD & DRUG)-1.12%

     28,300    Albertson's, Inc.                                                     1,192,137
----------------------------------------------------------------------------------------------

               RETAIL (STORES)-5.63%

     15,700    Lowe's Companies, Inc.                                                  641,738
----------------------------------------------------------------------------------------------
     30,000    Pep Boys-Manny, Moe & Jack                                            1,068,750
----------------------------------------------------------------------------------------------
     45,000    Staples, Inc.(a)                                                        998,437
----------------------------------------------------------------------------------------------
     27,000    Sysco Corp.                                                             907,875
----------------------------------------------------------------------------------------------
     50,000    Viking Office Products, Inc.(a)                                       1,500,000
----------------------------------------------------------------------------------------------
     33,000    Wal-Mart Stores, Inc.                                                   870,375
----------------------------------------------------------------------------------------------
                                                                                     5,987,175
----------------------------------------------------------------------------------------------

Financials

  SHARES                                                                       MARKET VALUE
               SEMICONDUCTORS-1.91%

     10,000    Altera Corp.(a)                                               $         506,250
----------------------------------------------------------------------------------------------
     10,500    Intel Corp.                                                           1,002,094
----------------------------------------------------------------------------------------------
      9,500    Texas Instruments, Inc.                                                 523,688
----------------------------------------------------------------------------------------------
                                                                                     2,032,032
----------------------------------------------------------------------------------------------

               SHOES & RELATED APPAREL-0.97%

      8,500    NIKE, Inc.-Class B                                                    1,032,750
----------------------------------------------------------------------------------------------

               TELECOMMUNICATIONS-1.91%

     25,000    Lucent Technologies, Inc.                                             1,146,875
----------------------------------------------------------------------------------------------
     20,400    MFS Communications Co., Inc.(a)                                         889,950
----------------------------------------------------------------------------------------------
                                                                                     2,036,825
----------------------------------------------------------------------------------------------

               TELEPHONE-2.25%

     19,000    BellSouth Corp.                                                         703,000
----------------------------------------------------------------------------------------------
     18,000    Cincinnati Bell, Inc.                                                   954,000
----------------------------------------------------------------------------------------------
     15,400    SBC Communications, Inc.                                                741,125
----------------------------------------------------------------------------------------------
                                                                                     2,398,125
----------------------------------------------------------------------------------------------

               TEXTILES-0.95%

     14,000    Gucci Group NV-ADR-New York shares (Netherlands)                      1,015,000
----------------------------------------------------------------------------------------------

               TOBACCO-1.92%

     13,500    Philip Morris Companies, Inc.                                         1,211,625
----------------------------------------------------------------------------------------------
     32,000    RJR Nabisco Holdings Corp.                                              832,000
----------------------------------------------------------------------------------------------
                                                                                     2,043,625
----------------------------------------------------------------------------------------------
               Total Common Stocks                                                  94,741,904
----------------------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT
               U.S. TREASURY BILLS-4.49%(b)

$ 4,910,000(c) 5.17%, 04/03/97                                                       4,783,027
----------------------------------------------------------------------------------------------

               REPURCHASE AGREEMENTS-5.42%(d)

    766,387    Daiwa Securities America, Inc., 5.80%, 10/01/96(e)                      766,387
----------------------------------------------------------------------------------------------
  5,000,000    UBS Securities Inc., 5.90%, 10/01/96(f)                               5,000,000
----------------------------------------------------------------------------------------------
                     Total Repurchase Agreements                                     5,766,387
----------------------------------------------------------------------------------------------
               TOTAL INVESTMENTS-98.94%                                            105,291,318
----------------------------------------------------------------------------------------------
               OTHER ASSETS LESS LIABILITIES-1.06%                                   1,123,392
----------------------------------------------------------------------------------------------
               NET ASSETS-100.00%                                            $     106,414,710
==============================================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Non-income producing security.
(b) U.S. treasury bills are traded on a discount. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(c) A portion of the principal was pledged as collateral to cover margin requirements for open futures contracts. See Note 7.
(d) Collateral on repurchase agreements, include the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Joint repurchase agreement entered into 09/30/96 with a maturing value of $750,737,063. Collateralized by $696,875,000 U.S. Treasury obligations, 7.875% to 8.375% due 11/15/07 to 08/15/08.
(f) Joint repurchase agreement entered into 09/30/96 with a maturing value of $300,049,167. Collateralized by $678,362,131 U.S. Government agency obligations, 0% to 11.00% due 10/01/00 to 03/01/33.

See Notes to Financial Statements.

                                                     Financials

STATEMENTS OF ASSETS AND LIABILITIES

                                                             OCTOBER 31,       SEPTEMBER 30,
                                                                 1996              1996
                                                             ------------      -------------
ASSETS:

Investments, at market value (cost: $101,592,848 and
  $78,291,809)                                               $128,854,713      $105,291,318
--------------------------------------------------------------------------------------------
Receivables for:
  Investments sold                                              1,528,029                --
--------------------------------------------------------------------------------------------
  Capital stock sold                                            1,934,587         1,144,249
--------------------------------------------------------------------------------------------
  Dividends and interest                                           65,749           144,747
--------------------------------------------------------------------------------------------
  Variation margin                                                115,600                --
--------------------------------------------------------------------------------------------
Investment for deferred compensation plan                           1,494               713
--------------------------------------------------------------------------------------------
Other assets                                                       46,398            48,053
--------------------------------------------------------------------------------------------
    Total assets                                              132,546,570       106,629,080
--------------------------------------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                                         2,150,800                --
--------------------------------------------------------------------------------------------
  Capital stock reacquired                                      1,692,177            33,810
--------------------------------------------------------------------------------------------
  Deferred compensation                                             1,494               713
--------------------------------------------------------------------------------------------
Accrued advisory fees                                              68,230            60,011
--------------------------------------------------------------------------------------------
Accrued accounting services fees                                    4,309            16,263
--------------------------------------------------------------------------------------------
Accrued directors' fees                                               595             1,580
--------------------------------------------------------------------------------------------
Accrued distribution fees                                          37,233            76,346
--------------------------------------------------------------------------------------------
Accrued transfer agent fees                                         9,908            10,150
--------------------------------------------------------------------------------------------
Accrued operating expenses                                         33,470            15,497
--------------------------------------------------------------------------------------------
    Total liabilities                                           3,998,216           214,370
--------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                  $128,548,354      $106,414,710
============================================================================================

NET ASSETS:

  Class A                                                    $120,447,685      $106,414,710
--------------------------------------------------------------------------------------------
  Class B                                                    $  8,100,669                --
--------------------------------------------------------------------------------------------

CAPITAL STOCK, $.001 PAR VALUE PER SHARE:

  Class A:
    Authorized                                                750,000,000       750,000,000
--------------------------------------------------------------------------------------------
    Outstanding                                                 4,618,824         4,163,564
--------------------------------------------------------------------------------------------
  Class B:
    Authorized                                                750,000,000       750,000,000
--------------------------------------------------------------------------------------------
    Outstanding                                                   310,679                --
--------------------------------------------------------------------------------------------

CLASS A:

Net asset value and redemption price per share               $      26.08      $      25.56
--------------------------------------------------------------------------------------------
Offering price per share:
    (Net asset value divided by 94.50%)                      $      27.60      $      27.05
--------------------------------------------------------------------------------------------

CLASS B:

Net asset value and offering price per share                 $      26.07                --
============================================================================================

See Notes to Financial Statements.

Financials

STATEMENTS OF OPERATIONS

                                                                         ONE MONTH ENDED       YEAR ENDED
                                                                           OCTOBER 31,       SEPTEMBER 30,
                                                                              1996                1996
                                                                        -----------------    --------------
INVESTMENT INCOME:

Dividends (net of $2,518 and $23,207 foreign withholding tax)              $    60,573        $  1,208,166
-----------------------------------------------------------------------------------------------------------
Interest                                                                        79,751             166,454
-----------------------------------------------------------------------------------------------------------
    Total investment income                                                    140,324           1,374,620
-----------------------------------------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                                   75,253             578,569
-----------------------------------------------------------------------------------------------------------
Custodian fees                                                                   2,838              19,467
-----------------------------------------------------------------------------------------------------------
Distribution fees -- Class A                                                    34,010             190,772
-----------------------------------------------------------------------------------------------------------
Distribution fees -- Class B                                                     3,166                  --
-----------------------------------------------------------------------------------------------------------
Transfer agent fees -- Class A                                                   5,591              57,849
-----------------------------------------------------------------------------------------------------------
Transfer agent fees -- Class B                                                   1,601                  --
-----------------------------------------------------------------------------------------------------------
Accounting service fees                                                          4,309              51,360
-----------------------------------------------------------------------------------------------------------
Directors' fees                                                                    581               8,111
-----------------------------------------------------------------------------------------------------------
Other                                                                           12,931              73,915
-----------------------------------------------------------------------------------------------------------
    Total expenses                                                             140,280             980,043
-----------------------------------------------------------------------------------------------------------
Less expenses assumed by advisor                                                (7,024)            (19,409)
-----------------------------------------------------------------------------------------------------------
    Net expenses                                                               133,256             960,634
-----------------------------------------------------------------------------------------------------------
Net investment income                                                            7,068             413,986
-----------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES AND
  FUTURES CONTRACTS:

Net realized gain on sales of investment securities                          1,953,887          17,138,864
-----------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of:
  Investment securities                                                        262,356          (1,150,933)
-----------------------------------------------------------------------------------------------------------
  Futures contracts                                                             (7,768)            (22,050)
-----------------------------------------------------------------------------------------------------------
                                                                               254,588          (1,172,983)
-----------------------------------------------------------------------------------------------------------
Net gain on investment securities and futures contracts                      2,208,475          15,965,881
-----------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                       $ 2,215,543        $ 16,379,867
==========================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                               ONE MONTH ENDED           YEAR ENDED SEPTEMBER 30,
                                                                 OCTOBER 31,      ---------------------------------------
                                                                    1996                1996                  1995
                                                              -----------------   -----------------     -----------------
OPERATIONS:

  Net investment income                                         $       7,068       $       413,986        $      435,096
-------------------------------------------------------------------------------------------------------------------------
  Net realized gain on sales of investment securities               1,953,887            17,138,864             3,508,717
-------------------------------------------------------------------------------------------------------------------------
  Net unrealized appreciation (depreciation) of investment
    securities and futures contracts                                  254,588            (1,172,983)           11,889,076
-------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations            2,215,543            16,379,867            15,832,889
-------------------------------------------------------------------------------------------------------------------------
Dividends to shareholders from net investment income                       --              (616,045)             (358,084)
-------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains                      --            (8,878,928)           (1,424,952)
-------------------------------------------------------------------------------------------------------------------------
Capital stock transactions - net:
  Class A                                                          11,821,515            28,205,736            (2,840,672)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                           8,096,586                    --                    --
-------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets                                     22,133,644            35,090,630            11,209,181
-------------------------------------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                             106,414,710            71,324,080            60,114,899
-------------------------------------------------------------------------------------------------------------------------
  End of period                                                 $ 128,548,354       $   106,414,710        $   71,324,080
=========================================================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                    $  87,482,889       $    67,564,788        $   39,359,052
-------------------------------------------------------------------------------------------------------------------------
  Undistributed net investment income                                 209,005               201,937               403,996
-------------------------------------------------------------------------------------------------------------------------
  Undistributed net realized gain on sales of investment
    securities                                                     13,624,413            11,670,526             3,410,590
-------------------------------------------------------------------------------------------------------------------------
  Net unrealized appreciation of investment securities and
    futures contracts                                              27,232,047            26,977,459            28,150,442
-------------------------------------------------------------------------------------------------------------------------
                                                                $ 128,548,354       $   106,414,710        $   71,324,080
=========================================================================================================================

See Notes to Financial Statements.

                                                                   Financials

NOTES TO FINANCIAL STATEMENTS

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Blue Chip Fund (the "Fund") is a series portfolio of AIM Equity Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six operating diversified portfolios: AIM Blue Chip Fund, AIM Aggressive Growth Fund, AIM Capital Development Fund, AIM Charter Fund, AIM Constellation Fund, and AIM Weingarten Fund. Prior to June 3, 1996, the Fund was the Baird Blue Chip Fund, Inc. which was incorporated under the laws of Wisconsin. Pursuant to an Agreement and Plan of Reorganization between the Company and the Baird Blue Chip Fund, Inc., the Fund was reorganized as a portfolio of the Company effective June 3, 1996. As a result of the reorganization, the Fund's fiscal year was changed from September 30 to October 31. The Fund currently offers two different classes of shares: the Class A shares and the Class B shares. Class B shares commenced operations on October 1, 1996. Class A shares are sold with a front-end sales charge. Class B shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The Fund's investment objective is long-term growth of capital. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.
  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. Security Valuations--A security listed or traded on an exchange is valued at its last price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations that are issued or guaranteed by the U.S. Treasury are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Foreign Currency Translation--Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
C. Foreign Currency Contracts--A forward currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a forward contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts.

Financials

D. Securities Transactions, Investment Income and Distributions--Securities transactions are recorded on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.
E. Federal Income Taxes--The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
F. Stock Index Futures Contracts--The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the
   Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in the value of contracts may not correlate with
   changes in   the value of the securities being hedged.
G. Expenses--Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses which are applicable to both classes, e.g., advisory fees, are allocated between them.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $350 million of the Fund's average daily net assets, plus 0.625% of the fund's average daily net assets in excess of $350 million. AIM has agreed to waive advisory fees for two years to the extent necessary to keep the annual expense ratio for Class A shares at 1.31% for such period. During the one month ended October 31, 1996 and the period from June 3, 1996 through September 30, 1996, AIM voluntarily waived advisory fees in the amounts of $7,024 and $19,409, respectively. Prior to June 3, 1996, the Baird Blue Chip Fund, Inc., ("BBC") had a management agreement with Robert W. Baird & Co. Incorporated ("RWB") to serve as investment advisor and manager. Under the terms of the agreement, the BBC paid RWB an advisory fee at the annual rate of 0.74% of the daily net assets of the BBC.
  At a special meeting held on March 15, 1996, the shareholders of the BBC approved a transaction whereby the assets (net of liabilities) of the BBC would be sold to AIM Blue Chip Fund, a newly-created portfolio of AIM Equity Funds, Inc., pursuant to the Agreement and Plan of Reorganization dated December 20, 1995, as amended, between the BBC and AIM Equity Funds, Inc. (the "Agreement and Plan of Reorganization"). The requisite vote for approval was a majority of the shares of the BBC outstanding on the record date (January 25, 1996). Of the 3,085,577 shares outstanding on the record date, 1,925,583 shares (or 62.4% of the total outstanding shares) were present at the meeting in person or by proxy, 1,773,720 shares (or 57.5% of the total outstanding shares) voted for approval of the Agreement and Plan of Reorganization and the reorganization transaction, and 151,863 shares either voted against or abstained from voting on the matter. The transaction occurred on June 3, 1996.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the one month ended October 31, 1996 and the period from June 3, 1996 through September 30, 1996, AIM was reimbursed $4,309 and $16,236, respectively, for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") for certain costs incurred in providing transfer agency services to the Fund. During the one month ended October 31, 1996 and the period from June 3, 1996 through September 30, 1996, AFS was paid $4,759 and $16,223, respectively, for such services.
  The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A shares and Class B shares of the Fund. The Company has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares

                                                                     Financials

(the "Class A Plan") and with respect to the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A Plan, pays AIM Distributors compensation at an annual rate of 0.35% of the average daily net assets attributable to the Class A shares. The Class A Plan is designed to compensate AIM Distributors for certain promotional and other sales related costs and provides periodic payments to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Fund. The Fund, pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets attributable to the Class B shares. Of this amount, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class B shares of the Fund. Any amounts not paid as a service fee under such Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by the respective classes. AIM Distributors may, from time to time, assign, transfer or pledge to one or more assignees, its rights to all or a portion of
(a) compensation received by AIM Distributors from the Fund pursuant to the Class B Plan (but not AIM Distributors' duties and obligations pursuant to the Class B Plan) and (b) any contingent deferred sales charges payable to AIM Distributors related to the Class B shares. During the one month ended October 31, 1996, the Class A shares and the Class B shares paid AIM Distributors $34,010 and $3,166, respectively, as compensation pursuant to the Plans. During the period from June 3, 1996 through September 30, 1996, the Class A shares paid by AIM Distributors $97,045 as compensation pursuant to the Class A Plan. Prior to June 3, 1996, the BBC had adopted a distribution plan (the "Plan"), pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan provided that the BBC may incur certain costs which may not exceed the lesser of a monthly payment amount equal to 0.45% per year of the BBC's daily net assets or the actual distribution costs incurred by RWB during the year. During the period October 1, 1995 through June 3, 1996, BBC paid RWB $93,727 as compensation under the Plan.
  AIM Distributors received commissions of $42,859 and $101,484 from sales of shares of the Class A's capital stock transactions during the one month ended October 31, 1996 and the period from June 3, 1996 through September 30, 1996, respectively. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of capital stock. During the one month ended October 31, 1996 and the period from June 3, 1996 through September 30, 1996, AIM Distributors did not receive contingent deferred sales charges imposed on redemption of Fund Shares. Certain officers and directors of the Company are officers and directors of AIM, AFS and AIM Distributors. During the period October 1, 1995 through June 3, 1996, the BBC was advised that RWB received $51,342 from investors representing commissions on sales of BBC shares and no brokerage fees on the execution of purchases and sales of portfolio securities were paid by the BBC.
  During the one month ended October 31, 1996 and the period from June 3, 1996 through September 30, 1996, the Fund paid legal fees of $66 and $362, respectively, for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank d/b/a Chemical Bank. The Fund may borrow up to the lesser of (i) $325,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. During the one month ended October 31, 1996 and the period from July 19, 1996 through September 30, 1996, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.08% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

Financials

NOTE 4-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold during the one month ended October 31, 1996 were $18,525,377 and $10,284,796, respectively, and during the year ended September 30, 1996 were $54,111,108 and $43,365,584, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities on a tax basis is as follows:

                                                                                       OCTOBER 31,      SEPTEMBER 30,
                                                                                           1996              1996
                                                                                       ------------     --------------
Aggregate unrealized appreciation of investment securities                             $27,860,837       $ 27,738,465
----------------------------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                              (650,839)          (738,956)
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                                   $27,209,998       $ 26,999,509
======================================================================================================================

  Costs of investments for tax purposes for the one month ended October 31, 1996 and the period from June 3, 1996 through September 30, 1996 are $101,644,715 and $78,291,809, respectively.

NOTE 5-DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 6-CAPITAL STOCK

Changes in capital stock outstanding during the one month ended October 31, 1996 and the years ended September 30, 1996 and 1995 were as follows:

                                                        OCTOBER 31, 1996          SEPTEMBER 30, 1996         SEPTEMBER 30, 1995
                                                     ----------------------    ------------------------    ----------------------
                                                      SHARES      AMOUNT        SHARES        AMOUNT        SHARES      AMOUNT
                                                     --------   -----------    ---------   ------------    --------   -----------
Sold:
  Class A                                             620,358   $16,142,093    1,504,902   $ 36,636,393     235,753   $ 4,808,974
--------------------------------------------------   ----------------------    ------------------------    ----------------------
  Class B*                                            313,256     8,163,778           --             --          --            --
--------------------------------------------------   ----------------------    ------------------------    ----------------------
Issued as reinvestment of dividends:
  Class A                                                  --            --      178,537      4,200,245      43,313       809,149
--------------------------------------------------   ----------------------    ------------------------    ----------------------
Reacquired:
  Class A                                            (165,098)   (4,320,578)    (513,296)   (12,630,902)   (414,147)   (8,458,795)
--------------------------------------------------   ----------------------    ------------------------    ----------------------
  Class B*                                             (2,577)      (67,192)          --             --          --            --
--------------------------------------------------   ----------------------    ------------------------    ----------------------
                                                      765,939   $19,918,101    1,170,143   $ 28,205,736    (135,081)  $(2,840,672)
==================================================   ======================    ========================    ======================

* Class B shares commenced operations on October 1, 1996.

NOTE 7-OPEN FUTURES CONTRACTS

On October 31, 1996, $473,000, principal amount of U.S. Treasury bills were pledged as collateral to cover margin requirements for open futures contracts. On September 30, 1996, $195,000, principal amount of U.S. Treasury bills were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts were as follows:

                                                                                                                  UNREALIZED
                                                                          NO. OF                                APPRECIATION/
                                                        CONTRACT         CONTRACTS       MONTH/COMMITMENT       (DEPRECIATION)
                                                      -------------      ---------      ------------------      --------------
Open futures contracts at October 31, 1996:           S&P 500 Index          34               March 97/Buy        $  (29,818)
Open futures contracts at September 30, 1996:         S&P 500 Index          14               March 97/Buy           (22,050)

                                                                   Financials

NOTE 8-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of capital stock outstanding of the Class A shares during the one month ended October 31, 1996 and each of the years in the nine-year period ended September 30, 1996 and for a share of capital stock outstanding of the Class B shares during the period October 1, 1996 (date operations commenced) through October 31, 1996.

                                             OCTOBER 31,                           SEPTEMBER 30,
                                             -----------    -----------------------------------------------------------
CLASS A:                                        1996          1996(a)          1995            1994            1993
                                             -----------    -----------     -----------     -----------     -----------
Net asset value, beginning of period          $   25.56      $    23.83       $   19.22       $   18.89       $   18.24
------------------------------------------    ---------      ----------       ---------       ---------       ---------
Income from investment operations:
   Net investment income                          (0.00)           0.33            0.14            0.15            0.19
------------------------------------------    ---------      ----------       ---------       ---------       ---------
   Net realized and unrealized gains
     (losses) on investments                       0.52            4.61            5.05            1.24            0.63
------------------------------------------    ---------      ----------       ---------       ---------       ---------
       Total from investment operations            0.52            4.94            5.19            1.39            0.82
------------------------------------------    ---------      ----------       ---------       ---------       ---------
Less distributions:
   Dividends from net investment income              --           (0.21)          (0.12)          (0.21)          (0.17)
------------------------------------------    ---------      ----------       ---------       ---------       ---------
   Distributions from net realized gains             --           (3.00)          (0.46)          (0.85)             --
------------------------------------------    ---------      ----------       ---------       ---------       ---------
       Total distributions                           --           (3.21)          (0.58)          (1.06)          (0.17)
------------------------------------------    ---------      ----------       ---------       ---------       ---------
Net asset value, end of period                    26.08           25.56           23.83           19.22           18.89
==========================================    =========      ==========       =========       =========       =========
Total return(b)                                    2.04%          22.39%          27.84%           7.69%           4.54%
==========================================    =========      ==========       =========       =========       =========
Ratios/supplement data:
Net assets, end of period (000s omitted)      $ 120,448      $  106,415       $  71,324       $  60,115       $  65,112
==========================================    =========      ==========       =========       =========       =========
Ratio of expenses to average net assets            1.30%(c)        1.26%(d)         1.3%            1.4%            1.3%
==========================================    =========      ==========       =========       =========       =========
Ratio of net investment income to average
 net assets                                        0.12%(c)        0.53%(d)         0.7%            0.8%            1.0%
==========================================    =========      ==========       =========       =========       =========
Portfolio turnover rate                              10%             58%             17%             13%             25%
==========================================    =========      ==========       =========       =========       =========
Average Brokerage Commission Rate             $  0.0665             N/A             N/A             N/A             N/A
==========================================    =========      ==========       =========       =========       =========

                                                                             SEPTEMBER 30,
                                              ---------------------------------------------------------------------------
CLASS A:                                         1992            1991            1990            1989            1988
                                              -----------     -----------     -----------     -----------     -----------
Net asset value, beginning of period            $   16.77       $   13.60       $   13.82       $   11.48       $   13.10
------------------------------------------      ---------       ---------       ---------       ---------       ---------
Income from investment operations:
   Net investment income                             0.20            0.23            0.25            0.24            0.12
------------------------------------------      ---------       ---------       ---------       ---------       ---------
   Net realized and unrealized gains
     (losses) on investments                         1.48            3.19           (0.20)           2.25           (1.68)
------------------------------------------      ---------       ---------       ---------       ---------       ---------

       Total from investment operations              1.68            3.42            0.05            2.49           (1.56)
------------------------------------------      ---------       ---------       ---------       ---------       ---------
Less distributions:
   Dividends from net investment income             (0.21)          (0.25)          (0.27)          (0.15)          (0.02)
------------------------------------------      ---------       ---------       ---------       ---------       ---------
   Distributions from net realized gains               --              --              --              --           (0.04)
------------------------------------------      ---------       ---------       ---------       ---------       ---------
       Total distributions                          (0.21)          (0.25)          (0.27)          (0.15)          (0.06)
------------------------------------------      ---------       ---------       ---------       ---------       ---------
Net asset value, end of period                      18.24           16.77           13.60           13.82           11.48
==========================================      =========       =========       =========       =========       =========
Total return(b)                                     10.10%          25.52%           0.34%          21.98%         (11.81)%
==========================================      =========       =========       =========       =========       =========
Ratios/supplement data:
Net assets, end of period (000s omitted)        $  61,601       $  46,958       $  31,706       $  21,170       $  18,681
==========================================      =========       =========       =========       =========       =========
Ratio of expenses to average net assets               1.4%            1.5%            1.6%            1.7%            2.2%
==========================================      =========       =========       =========       =========       =========
Ratio of net investment income to average
 net assets                                           1.2%            1.6%            2.0%            1.9%            3.3%
==========================================      =========       =========       =========       =========       =========
Portfolio turnover rate                                 5%              9%             12%             15%             15%
==========================================      =========       =========       =========       =========       =========
Average Brokerage Commission Rate                     N/A             N/A             N/A             N/A             N/A
==========================================      =========       =========       =========       =========       =========

(a) The Fund changed investment advisors on June 3, 1996.
(b) Does not deduct sales charges and periods for less than one year are not annualized.
(c) Ratios are based on average net assets of $114,411,384. Ratios of expenses and net investment income to average net assets prior to fee waivers are 1.37% and 0.05%, respectively.
(d) Ratios are based on average net assets of $77,923,118. Ratios of expenses and net investment income to average net assets prior to fee waivers are 1.28% and 0.50%, respectively.

                                              OCTOBER 31,
CLASS B:                                         1996
                                              -----------
Net asset value, beginning of period           $   25.56
---------------------------------------------  ---------
Income from investment operations:
   Net investment income                           (0.01)
---------------------------------------------  ---------
   Net realized and unrealized gains (losses)
     on investments                                 0.52
---------------------------------------------  ---------
       Total from investment operations             0.51
---------------------------------------------  ---------
Net asset value, end of period                     26.07
=============================================  =========
Total return(a)                                     2.00%
=============================================  =========
Ratios/supplement data:
Net assets, end of period (000s omitted)       $   8,101
=============================================  =========
Ratio of expenses to average net assets             2.01% (b)
=============================================  =========
Ratio of net investment income (loss) to
 average net assets                                (0.58) (b)
=============================================  =========
Portfolio turnover rate                               10%
=============================================  =========
Average Brokerage Commission Rate              $  0.0665
=============================================  =========

(a) Does not deduct sales charges and periods for less than one year are not annualized.
(b) Ratios are annualized and based on average net assets of $3,728,067. Ratios of expenses and net investment income (loss) to average net assets prior to fee waivers are 2.08% (annualized) and (0.65)%
    (annualized), respectively.

NOTE 9-SUBSEQUENT EVENT

On November 4, 1996, A I M Management Group Inc. ("AIM Management") and INVESCO PLC announced the execution of an Agreement and Plan of Merger pursuant to which AIM Management will be merged with and into a direct wholly-owned subsidiary of INVESCO PLC. AIM Management is the parent company of the Fund's advisor. The merger is conditional on, among other things, approval by the shareholders of INVESCO PLC and AIM Management and the shareholders of the AIM Funds and the mutual funds managed by INVESCO PLC, and is expected to take place during the first quarter of 1997.

                      INDEPENDENT AUDITORS' REPORT

                      To the Shareholders and Board of Directors
                      AIM Charter Fund:

                      We have audited the accompanying statement of assets and liabilities of the AIM Charter Fund (a portfolio of AIM Equity Funds, Inc.), including the schedule of investments, as of October 31, 1996, the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the seven-year period ended October 31, 1993 were audited by other auditors whose report thereon, dated November 12, 1993 expressed an unqualified opinion on those financial highlights.
                        We conducted our audits in accordance with generally
                      accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
                        In our opinion, the financial statements and financial
                      highlights referred to above present fairly, in all material respects, the financial position of AIM Charter Fund as of October 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended, in conformity with generally accepted accounting principles.

                                                        KPMG Peat Marwick LLP

                      Houston, Texas
                      December 6, 1996

SCHEDULE OF INVESTMENTS

October 31, 1996

                                                      MARKET
                                        SHARES         VALUE
COMMON STOCKS-75.58%

ADVERTISING/BROADCASTING-0.56%

Eagle River Interactive, Inc.(a)          400,000 $     3,750,000
-----------------------------------------------------------------
True North Communications, Inc.           600,000      14,250,000
-----------------------------------------------------------------
                                                       18,000,000
-----------------------------------------------------------------

AEROSPACE/DEFENSE-2.00%

Boeing Co. (The)                          160,000      15,260,000
-----------------------------------------------------------------
Gulfstream Aerospace Corp.(a)             700,000      16,537,500
-----------------------------------------------------------------
Northrop Grumman Corp.                    100,000       8,075,000
-----------------------------------------------------------------
Rockwell International Corp.              200,000      11,000,000
-----------------------------------------------------------------
United Technologies Corp.                 100,000      12,875,000
-----------------------------------------------------------------
                                                       63,747,500
-----------------------------------------------------------------

AIRLINES-0.25%

Sabre Group Holdings Inc.(a)              260,000       7,930,000
-----------------------------------------------------------------

APPLIANCES-0.31%

Sunbeam Corp., Inc.                       400,000       9,850,000
-----------------------------------------------------------------

AUTOMOBILE/TRUCK PARTS & TIRES-0.46%

Lear Corp.(a)                             400,000      14,800,000
-----------------------------------------------------------------

AUTOMOBILE (MANUFACTURERS)-0.84%

General Motors Corp.                      500,000      26,937,500
-----------------------------------------------------------------

BANKING-0.50%

Marshall & Ilsley Corp.                   500,000      16,062,500
-----------------------------------------------------------------

BANKING (MONEY CENTER)-1.11%

BankAmerica Corp.                         200,000      18,300,000
-----------------------------------------------------------------
Chase Manhattan Corp.                     200,000      17,150,000
-----------------------------------------------------------------
                                                       35,450,000
-----------------------------------------------------------------

BEVERAGES-0.24%

PepsiCo. Inc.                             260,000       7,702,500
-----------------------------------------------------------------

BUSINESS SERVICES-2.43%

Accustaff Inc.(a)                         300,000       8,025,000
-----------------------------------------------------------------
CUC International, Inc.(a)                500,000      12,250,000
-----------------------------------------------------------------
Diebold, Inc.                             400,000      23,000,000
-----------------------------------------------------------------
Dun & Bradstreet Corp.                    214,900      12,437,338
-----------------------------------------------------------------
Equifax, Inc.                             600,000      17,850,000
-----------------------------------------------------------------
Olsten Corp.                              200,000       4,000,000
-----------------------------------------------------------------
                                                       77,562,338
-----------------------------------------------------------------

COMPUTER MAINFRAMES-0.48%

International Business Machines
  Corp.                                   120,000      15,480,000
-----------------------------------------------------------------

COMPUTER NETWORKING-2.25%

Ascend Communications, Inc.(a)            300,000      19,612,500
-----------------------------------------------------------------
Cascade Communications Corp.(a)           160,000      11,620,000
-----------------------------------------------------------------
Cisco Systems, Inc.(a)                    400,000      24,750,000
-----------------------------------------------------------------
ECI Telecommunications Ltd. Designs       800,000      16,000,000
-----------------------------------------------------------------
                                                       71,982,500
-----------------------------------------------------------------

COMPUTER PERIPHERALS-0.39%

U.S. Robotics Corp.(a)                    200,000      12,575,000
-----------------------------------------------------------------

COMPUTER SOFTWARE/SERVICES-4.94%

Computer Associates International,
  Inc.                                    300,000      17,737,500
-----------------------------------------------------------------
Electronic Data Systems Corp.             600,000      27,000,000
-----------------------------------------------------------------
Farallon Communications(a)                235,000       2,996,250
-----------------------------------------------------------------

                                                      MARKET
                                        SHARES         VALUE
COMPUTER SOFTWARE/SERVICES-(CONTINUED)

Fiserv, Inc.(a)                           340,000 $    13,047,500
-----------------------------------------------------------------
HBO & Co.                                 200,000      12,025,000
-----------------------------------------------------------------
Informix Corp.(a)                         300,000       6,656,250
-----------------------------------------------------------------
Learning Co., Inc. (The)(a)               300,000       6,093,750
-----------------------------------------------------------------
Microsoft Corp.(a)                        120,000      16,470,000
-----------------------------------------------------------------
Oracle Corp.(a)                           300,000      12,693,750
-----------------------------------------------------------------
Saville Systems Ireland PLC-ADR
  (Ireland)(a)                            200,000       8,625,000
-----------------------------------------------------------------
Sterling Commerce, Inc.(a)                700,000      19,687,500
-----------------------------------------------------------------
Wallace Computer Services, Inc.           500,000      14,687,500
-----------------------------------------------------------------
                                                      157,720,000
-----------------------------------------------------------------

CONGLOMERATES-2.20%

AlliedSignal Inc.                         200,000      13,100,000
-----------------------------------------------------------------
Corning, Inc.                             240,000       9,300,000
-----------------------------------------------------------------
E.I. du Pont de Nemours and Co.           160,000      14,840,000
-----------------------------------------------------------------
Loews Corp.                               400,000      33,050,000
-----------------------------------------------------------------
                                                       70,290,000
-----------------------------------------------------------------

COSMETICS & TOILETRIES-1.21%

Avon Products, Inc.                       240,000      13,020,000
-----------------------------------------------------------------
Gillette Co. (The)                        140,000      10,465,000
-----------------------------------------------------------------
Warner-Lambert Co.                        240,000      15,270,000
-----------------------------------------------------------------
                                                       38,755,000
-----------------------------------------------------------------

ELECTRIC POWER-2.22%

Allegheny Power System, Inc.              400,000      11,950,000
-----------------------------------------------------------------
American Electric Power Co.               360,000      14,940,000
-----------------------------------------------------------------
Carolina Power & Light Co.                280,000      10,115,000
-----------------------------------------------------------------
Duke Power Co.                            300,000      14,662,500
-----------------------------------------------------------------
Southern Co.                              500,000      11,062,500
-----------------------------------------------------------------
Texas Utilities Co.                       200,000       8,100,000
-----------------------------------------------------------------
                                                       70,830,000
-----------------------------------------------------------------

ELECTRONIC COMPONENTS/MISCELLANEOUS-1.49%

General Electric Co.                      200,000      19,350,000
-----------------------------------------------------------------
General Signal Corp.                      200,000       8,150,000
-----------------------------------------------------------------
Honeywell, Inc.                           140,000       8,697,500
-----------------------------------------------------------------
Imation Corp.(a)                           58,100       1,590,487
-----------------------------------------------------------------
Sony Corp.-ADR (Japan)                    160,000       9,660,000
-----------------------------------------------------------------
                                                       47,447,987
-----------------------------------------------------------------

FINANCE (ASSET MANAGEMENT)-1.40%

Merrill Lynch & Co., Inc.                 240,000      16,860,000
-----------------------------------------------------------------
Morgan Stanley Group, Inc.                220,000      11,055,000
-----------------------------------------------------------------
Ryder System, Inc.                        300,000       8,925,000
-----------------------------------------------------------------
United Assets Management Corp.            320,000       7,840,000
-----------------------------------------------------------------
                                                       44,680,000
-----------------------------------------------------------------

FINANCE (CONSUMER CREDIT)-3.58%

American Express Co.                      200,000       9,400,000
-----------------------------------------------------------------
Federal Home Loan Mortgage Corp.          340,000      34,340,000
-----------------------------------------------------------------
Federal National Mortgage
  Association                           1,800,000      70,425,000
-----------------------------------------------------------------
                                                      114,165,000
-----------------------------------------------------------------

                                                      MARKET
                                        SHARES         VALUE
FINANCE (SAVINGS & LOAN)-0.32%

Washington Mutual, Inc.                   240,000 $    10,140,000
-----------------------------------------------------------------

FOOD/PROCESSING-0.94%

Dole Food Co.                             240,000       9,360,000
-----------------------------------------------------------------
Interstate Bakeries Corp.                 240,000      10,170,000
-----------------------------------------------------------------
Nabisco Holdings Corp.                    277,100      10,321,975
-----------------------------------------------------------------
                                                       29,851,975
-----------------------------------------------------------------

FUNERAL SERVICES-0.25%

Loewen Group, Inc.                        200,000       7,925,000
-----------------------------------------------------------------

GAMING-0.33%

International Game Technology             500,000      10,562,500
-----------------------------------------------------------------

INSURANCE (LIFE & HEALTH)-0.23%

Provident Companies, Inc.                 200,000       7,425,000
-----------------------------------------------------------------

INSURANCE (MULTI-LINE PROPERTY)-3.90%

Allstate Corp.                            400,000      22,450,000
-----------------------------------------------------------------
CIGNA Corp.                               300,000      39,150,000
-----------------------------------------------------------------
ITT Hartford Group, Inc.                  140,000       8,820,000
-----------------------------------------------------------------
MBIA, Inc.                                100,000       8,862,500
-----------------------------------------------------------------
Travelers Group, Inc.                     400,000      21,700,000
-----------------------------------------------------------------
Travelers/Aetna Property Casualty
  Corp.                                   400,000      12,000,000
-----------------------------------------------------------------
USF&G Corp.                               600,000      11,400,000
-----------------------------------------------------------------
                                                      124,382,500
-----------------------------------------------------------------

LEISURE & RECREATION-1.16%

Brunswick Corp.                           500,000      11,750,000
-----------------------------------------------------------------
Callaway Golf Co.                         300,000       9,187,500
-----------------------------------------------------------------
Eastman Kodak Co.                         200,000      15,950,000
-----------------------------------------------------------------
                                                       36,887,500
-----------------------------------------------------------------

MACHINE TOOLS-0.48%

Stanley Works                             540,000      15,255,000
-----------------------------------------------------------------

MEDICAL (DRUGS)-8.94%

American Home Products Corp.              360,000      22,050,000
-----------------------------------------------------------------
Bristol-Myers Squibb Co.                  300,000      31,725,000
-----------------------------------------------------------------
Johnson & Johnson                         680,000      33,490,000
-----------------------------------------------------------------
Lilly (Eli) & Co.                         240,000      16,920,000
-----------------------------------------------------------------
Pfizer Inc.                               300,000      24,825,000
-----------------------------------------------------------------
Pharmacia & Upjohn, Inc.                  800,000      28,800,000
-----------------------------------------------------------------
Rhone-Poulenc Rorer, Inc.                 480,000      32,220,000
-----------------------------------------------------------------
Schering-Plough Corp.                     500,000      32,000,000
-----------------------------------------------------------------
SmithKline Beecham PLC-ADR (United
  Kingdom)                                640,000      40,080,000
-----------------------------------------------------------------
Teva Pharmaceuticals Industries
  Ltd.-ADR (Israel)                       320,000      13,400,000
-----------------------------------------------------------------
Watson Pharmaceuticals, Inc.(a)           300,000      10,012,500
-----------------------------------------------------------------
                                                      285,522,500
-----------------------------------------------------------------

MEDICAL (PATIENT SERVICES)-3.12%

American Medical Response, Inc.(a)        300,000       9,000,000
-----------------------------------------------------------------
Columbia/HCA Healthcare Corp.             900,000      32,175,000
-----------------------------------------------------------------
MedPartners, Inc.(a)                    1,000,000      21,125,000
-----------------------------------------------------------------
OrNda HealthCorp(a)                       360,000       9,810,000
-----------------------------------------------------------------
Oxford Health Plans, Inc.(a)              100,000       4,550,000
-----------------------------------------------------------------
PacifiCare Health System, Inc.(a)          28,500       2,002,125
-----------------------------------------------------------------
RoTech Medical Corp.(a)                   400,000       6,400,000
-----------------------------------------------------------------
Tenet Healthcare Corp.(a)                 700,000      14,612,500
-----------------------------------------------------------------
                                                       99,674,625
-----------------------------------------------------------------

                                                      MARKET
                                        SHARES         VALUE
MEDICAL INSTRUMENTS/PRODUCTS-1.29%

Baxter International, Inc.                400,000 $    16,650,000
-----------------------------------------------------------------
Boston Scientific Corp.(a)                300,000      16,312,500
-----------------------------------------------------------------
Omnicare, Inc.                            300,000       8,175,000
-----------------------------------------------------------------
                                                       41,137,500
-----------------------------------------------------------------

NATURAL GAS PIPELINE-1.49%

PanEnergy Corp.                           300,000      11,550,000
-----------------------------------------------------------------
Sonat, Inc.                               200,000       9,850,000
-----------------------------------------------------------------
Williams Companies, Inc.                  500,000      26,125,000
-----------------------------------------------------------------
                                                       47,525,000
-----------------------------------------------------------------

OIL & GAS (SERVICES)-3.39%

Halliburton Co.                           260,000      14,722,500
-----------------------------------------------------------------
Mobil Corp.                               160,000      18,680,000
-----------------------------------------------------------------
National Fuel Gas Co.                      42,500       1,583,125
-----------------------------------------------------------------
Petroleum Geo-Services A.S.A.-ADR
  (Norway)(a)                             266,600       9,131,050
-----------------------------------------------------------------
Reading & Bates Corp.(a)                  420,000      12,075,000
-----------------------------------------------------------------
Royal Dutch Petroleum Co. (Netherlands)   100,000      16,537,500
-----------------------------------------------------------------
Texaco, Inc.                              160,000      16,260,000
-----------------------------------------------------------------
Transocean Offshore Inc.                  160,000      10,120,000
-----------------------------------------------------------------
YPF S.A.-ADR (Argentina)                  400,000       9,100,000
-----------------------------------------------------------------
                                                      108,209,175
-----------------------------------------------------------------

OIL EQUIPMENT & SUPPLIES-0.81%

Coastal Corp.                             400,000      17,200,000
-----------------------------------------------------------------
Diamond Offshore Drilling, Inc.(a)        140,000       8,522,500
-----------------------------------------------------------------
                                                       25,722,500
-----------------------------------------------------------------

PUBLISHING-0.91%

Gannett Co., Inc.                         168,000      12,747,000
-----------------------------------------------------------------
Tribune Co.                               200,000      16,350,000
-----------------------------------------------------------------
                                                       29,097,000
-----------------------------------------------------------------

RAILROADS-0.11%

Wisconsin Central Transportation
  Corp.                                   100,000       3,600,000
-----------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS-2.38%

Crescent Real Estate Equities, Inc.       400,000      16,700,000
-----------------------------------------------------------------
FelCor Suite Hotels, Inc.                 320,000      10,480,000
-----------------------------------------------------------------
National Health Investors, Inc.           300,000      10,462,500
-----------------------------------------------------------------
Patroit American Hospitality, Inc.        440,000      15,455,000
-----------------------------------------------------------------
Spieker Properties, Inc.                  300,000       9,225,000
-----------------------------------------------------------------
Starwood Lodging Trust                    300,000      13,500,000
-----------------------------------------------------------------
                                                       75,822,500
-----------------------------------------------------------------

RETAIL (FOOD & DRUG)-0.89%

Food Lion, Inc.-Class A                 1,300,000      11,131,250
-----------------------------------------------------------------
Safeway, Inc.(a)                          400,000      17,150,000
-----------------------------------------------------------------
                                                       28,281,250
-----------------------------------------------------------------

RETAIL (STORES)-1.69%

Blue Square-Israel Ltd-ADR
  (Israel)(a)                             110,500       1,740,375
-----------------------------------------------------------------
Dayton-Hudson Corp.                       300,000      10,387,500
-----------------------------------------------------------------
Fila Holdings S.p.A.-ADR (Italy)          141,700      10,202,400
-----------------------------------------------------------------
J.C. Penney Co., Inc.                     300,000      15,750,000
-----------------------------------------------------------------
Wal-Mart Stores, Inc.                     600,000      15,975,000
-----------------------------------------------------------------
                                                       54,055,275
-----------------------------------------------------------------

SEMICONDUCTORS-1.24%

Intel Corp.                               360,000      39,555,000
-----------------------------------------------------------------

                                                      MARKET
                                        SHARES         VALUE

SHOES & RELATED APPAREL-0.44%

NIKE, Inc. Class B                        240,000 $    14,130,000
-----------------------------------------------------------------

TELECOMMUNICATIONS-6.19%

ADC Telecommunications(a)                 140,000       9,572,500
-----------------------------------------------------------------
American Portable Telecom, Inc.(a)        500,000       3,812,500
-----------------------------------------------------------------
Andrew Corp.(a)                           340,000      16,575,000
-----------------------------------------------------------------
Frontier Corp.                            540,000      15,660,000
-----------------------------------------------------------------
Koor Industries Ltd.-ADR (Israel)         240,000       4,170,000
-----------------------------------------------------------------
LCI International, Inc.(a)                315,789      10,065,775
-----------------------------------------------------------------
Lucent Technologies, Inc.                 400,000      18,800,000
-----------------------------------------------------------------
MFS Communications Co., Inc.(a)         1,004,936      50,372,417
-----------------------------------------------------------------
Nokia Corp.-Class A-ADR (Finland)         360,000      16,695,000
-----------------------------------------------------------------
Pacific Telesis Group                     300,000      10,200,000
-----------------------------------------------------------------
Telecomunicacoes Brasileiras
  S.A.-ADR (Brazil)                       200,000      14,900,000
-----------------------------------------------------------------
Telefonaktiebolaget L.M.
  Ericsson-ADR (Sweden)                   600,000      16,575,000
-----------------------------------------------------------------
Tellabs, Inc.(a)                          120,000      10,215,000
-----------------------------------------------------------------
                                                      197,613,192
-----------------------------------------------------------------

TELEPHONE-2.79%

Ameritech Corp.                           300,000      16,425,000
-----------------------------------------------------------------
BellSouth Corp.                           500,000      20,375,000
-----------------------------------------------------------------
Cincinnati Bell, Inc.                     800,000      39,500,000
-----------------------------------------------------------------
SBC Communications, Inc.                  260,000      12,642,500
-----------------------------------------------------------------
                                                       88,942,500
-----------------------------------------------------------------

TEXTILES-0.23%

VF Corp.                                  109,900       7,184,712
-----------------------------------------------------------------

TOBACCO-3.11%

Philip Morris Companies, Inc.             700,000      64,837,500
-----------------------------------------------------------------
RJR Nabisco Holdings Corp.              1,200,000      34,650,000
-----------------------------------------------------------------
                                                       99,487,500
-----------------------------------------------------------------

TRANSPORTATION-0.09%

Hvide Marine, Inc. Class A(a)             200,000       2,975,000
-----------------------------------------------------------------
    Total Common Stocks                             2,412,932,529
-----------------------------------------------------------------

                                      PRINCIPAL
                                        AMOUNT

CONVERTIBLE CORPORATE BONDS-12.95%

AUTOMOBILE/TRUCK PARTS & TIRES-0.41%

Magna International, Inc.,
  Conv. Sub Deb., 5.00%, 10/15/02     $12,000,000 $    13,110,000
-----------------------------------------------------------------

BUSINESS SERVICES-0.30%

Career Horizons, Inc.,
  Conv. Bonds, 7.00%, 11/01/02(b)
  (acquired 10/16/95-11/27/95; cost
  $4,015,000)                           4,000,000       9,725,601
-----------------------------------------------------------------

CHEMICALS-1.08%

Hexcel Corp.,
  Conv. Sub. Notes, 7.00%, 08/01/03     6,000,000       8,010,000
-----------------------------------------------------------------
Sandoz Capital BVI Ltd.
  (Switzerland),
  Sr. Conv. Deb., 2.00%, 10/06/02(b)
  (acquired 01/09/96-06/05/96; cost
  $24,018,250)                         24,000,000      26,430,000
-----------------------------------------------------------------
                                                       34,440,000
-----------------------------------------------------------------

COMPUTER NETWORKING-0.77%

3Com Corp.,
  Conv. Sub. Notes, 10.25%,
  11/01/01(b)
  (acquired 11/07/95-08/28/96; cost
  $19,300,448)                         12,000,000      24,720,000
-----------------------------------------------------------------

                                      PRINCIPAL       MARKET
                                        AMOUNT         VALUE

COMPUTER SOFTWARE/SERVICES-0.25%

Comverse Technology Inc.,
  Conv. Sub. Deb., 5.75%,
  10/01/06(b)
  (acquired 10/01/96-10/24/96; cost
  $8,029,250)                        $  8,000,000 $     7,960,000
-----------------------------------------------------------------

ELECTRONIC COMPONENTS/MISCELLANEOUS-0.95%

ADT Operations,
  Conv. Sub. Notes, 4.32%,
  07/06/10(c)                          25,000,000      14,937,500
-----------------------------------------------------------------
Checkpoint Systems Inc.,
  Conv. Sub. Deb., 5.25%,
  11/01/05(b)
  (acquired 10/17/95-11/15/95; cost
  $4,013,125)                           4,000,000       5,450,750
-----------------------------------------------------------------
SCI Systems, Inc.,
  Conv. Sub. Notes, 5.00%,
  05/01/06(b)
  (acquired 10/24/96-10/28/96; cost
  $9,952,680)                           8,000,000       9,800,000
-----------------------------------------------------------------
                                                       30,188,250
-----------------------------------------------------------------

FINANCE (CONSUMER CREDIT)-0.59%

First Financial Management Corp.,
  Conv. Deb., 5.00%, 12/15/99          10,000,000      18,800,000
-----------------------------------------------------------------

HOTELS/MOTELS-0.62%

HFS, Inc.,
  Conv. Sr. Notes, 4.75%, 03/01/03     10,000,000      12,887,500
-----------------------------------------------------------------
Prime Hospitality Corp.,
  Conv. Sub. Notes, 7.00%, 04/15/02     5,000,000       7,012,500
-----------------------------------------------------------------
                                                       19,900,000
-----------------------------------------------------------------

MACHINERY (MISCELLANEOUS)-0.57%

Thermo Electron Corp.,
  Conv. Sub. Deb., 4.25%,
  01/01/03(b)
  (acquired 11/29/95-04/01/96; cost
  $17,830,575)                         16,000,000      18,240,000
-----------------------------------------------------------------

MEDICAL (DRUGS)-0.47%

ICN Pharmaceuticals Inc.,
  Conv. Sub. Notes, 8.50%, 11/15/99    14,000,000      15,155,000
-----------------------------------------------------------------

MEDICAL (PATIENT SERVICES)-1.87%

Genesis Health Ventures,
  Sr. Conv. Sub. Deb., 6.00%,
  11/30/03                              5,000,000       7,684,995
-----------------------------------------------------------------

HEALTHSOUTH Rehabilitation Corp.,

  Conv. Sub. Deb., 5.00%, 04/01/01      6,000,000      12,120,000
-----------------------------------------------------------------
Multicare Companies,
  Conv. Sub. Deb., 7.00%,
  03/15/03(b)
  (acquired 11/30/95; cost
  $6,210,000)                           6,000,000       7,132,500
-----------------------------------------------------------------
Phycor, Inc.,
  Conv. Sub. Deb., 4.50%, 02/15/03     12,000,000      12,225,000
-----------------------------------------------------------------
Quintiles Transnational,
  Conv. Sub. Notes, 4.25%,
  05/31/00(b)
  (acquired 04/23/96; cost
  $12,027,000)                         12,000,000      12,480,000
-----------------------------------------------------------------
Renal Treatment Centers,
  Conv. Sub Notes, 5.625%,
  07/15/06(b)
  (acquired 06/06/96-06/07/96; cost
  $7,988,500)                           8,000,000       8,000,000
-----------------------------------------------------------------
                                                       59,642,495
-----------------------------------------------------------------

OFFICE AUTOMATION-0.55%

Danka Business Systems PLC,
  Conv. Sub. Deb., 6.75%, 04/01/02
  (United Kingdom)                     12,000,000      17,580,000
-----------------------------------------------------------------

OFFICE PRODUCTS-0.23%

U.S. Office Products Co.,
  Conv. Sub. Notes, 5.50%, 02/01/01     6,500,000       7,426,531
-----------------------------------------------------------------

                                      PRINCIPAL       MARKET
                                        AMOUNT         VALUE
OIL EQUIPMENT & SUPPLIES-0.56%

Apache Corp.,
  Conv. Sub. Deb., 6.00%,
  01/15/02(b)
  (acquired 06/14/96-08/22/96; cost
  $9,188,750)                        $  8,000,000 $    10,120,000
-----------------------------------------------------------------
Pride Petroleum Services, Inc.,
  Conv. Sub. Deb., 6.25%, 02/15/06      5,000,000       7,725,000
-----------------------------------------------------------------
                                                       17,845,000
-----------------------------------------------------------------

POLLUTION CONTROL-0.62%

Sanifill, Inc.,
  Conv. Sub. Deb., 5.00%, 03/01/06      6,000,000       7,770,000
-----------------------------------------------------------------
U.S. Filter Corp.,
  Conv. Sub. Notes, 6.00%, 09/15/05     6,200,000      11,888,500
-----------------------------------------------------------------
                                                       19,658,500
-----------------------------------------------------------------

RETAIL (STORES)-2.03%

Federated Department Stores,
  Conv. Notes, 5.00%, 10/01/03         10,000,000      11,287,500
-----------------------------------------------------------------
Home Depot, Inc.,
  Conv. Sub. Notes, 3.25%, 10/01/01    11,000,000      11,027,500
-----------------------------------------------------------------
SAKS Holdings,
  Conv. Sub. Notes, 5.50%, 09/15/06    15,000,000      15,900,000
-----------------------------------------------------------------
Sports Authority, Inc. (The),
  Conv. Sub. Notes, 5.25%,
  09/15/01(b)
  (acquired 09/17/96; cost
  $14,000,000)                         14,000,000      13,930,000
-----------------------------------------------------------------
Staples, Inc.,
  Conv. Sub. Deb., 4.50%,
  10/01/00(b)
  (acquired 09/16/96-10/28/96; cost
  $13,282,260)                         12,000,000      12,720,000
-----------------------------------------------------------------
                                                       64,865,000
-----------------------------------------------------------------

SEMICONDUCTORS-0.81%

Altera Corp.,
  Conv. Sub. Notes, 5.75%,
  06/15/02(b)
  (acquired 09/16/96-09/26/96; cost
  $14,249,080)                         12,000,000      16,440,000
-----------------------------------------------------------------
Analog Devices,
  Conv. Sub. Notes, 3.50%, 12/01/00     8,000,000       9,300,000
-----------------------------------------------------------------
                                                       25,740,000
-----------------------------------------------------------------

TRANSPORTATION (MISCELLANEOUS)-0.27%

Seacor Holdings Inc.,
  Conv. Sub. Notes, 5.375%,
  11/15/06(b)
  (acquired 10/30/96; cost
  $8,250,000)                           8,250,000       8,497,500
-----------------------------------------------------------------
    Total Convertible Corporate
      Bonds                                           413,493,877
-----------------------------------------------------------------

                                        SHARES
CONVERTIBLE PREFERRED STOCKS-6.55%

COMPUTER SOFTWARE/SERVICES-1.08%

Ceridian Corp.-$2.75 Conv. Pfd.           220,000      23,980,000
-----------------------------------------------------------------
Vanstar Corp.-$3.375 Conv. Pfd.(b)
  (acquired 09/2796-10/30/96; cost
  $10,034,500)                            200,000      10,350,000
-----------------------------------------------------------------
                                                       34,330,000
-----------------------------------------------------------------

FINANCE (CONSUMER CREDIT)-0.75%

Penncorp Financial Group-$3.375
  Conv. Pfd.                              100,000       8,100,000
-----------------------------------------------------------------
SunAmerica Inc.-Series E, $3.10 Dep.
  Conv. Pfd.                              180,000      15,795,000
-----------------------------------------------------------------
                                                       23,895,000
-----------------------------------------------------------------

FUNERAL SERVICES-1.06%

SCI Financial LLC-Series A, $3.125
  Conv. Pfd.                              360,000      33,840,000
-----------------------------------------------------------------

INSURANCE (LIFE & HEALTH)-0.79%

Conseco Inc.-$4.279 Conv. Pfd.
  PRIDES                                  260,000      25,350,000
-----------------------------------------------------------------

                                                      MARKET
                                        SHARES         VALUE
INSURANCE (MULTI-LINE PROPERTY)-0.66%

Aetna Inc.-$4.758 Conv. Pfd.              160,000 $    11,220,000
-----------------------------------------------------------------
PMI Group, Inc.-$2.30 Exch. Conv.
  Pfd.                                    200,000       9,925,000
-----------------------------------------------------------------
                                                       21,145,000
-----------------------------------------------------------------

MEDICAL INSTRUMENTS/PRODUCTS-0.38%

U.S. Surgical Corp.-Series A, $2.20
  Conv. Pfd                               300,000      12,000,000
-----------------------------------------------------------------

PUBLISHING-0.27%

Hollinger International, Inc.-$0.951
  Conv. Pfd PRIDES                        700,000       8,575,000
-----------------------------------------------------------------

RETAIL (STORES)-0.57%

TJX Companies, Inc.-Series E, $7.00
  Conv. Pfd                                80,000      18,200,000
-----------------------------------------------------------------

TELECOMMUNICATIONS-0.82%

MFS Communications Co., Inc.-$2.68
  Conv. Pfd                               300,000      26,025,000
-----------------------------------------------------------------

UTILITIES (MISCELLANEOUS)-0.17%

MCN Corp.-$2.013 Conv. Pfd. PRIDES        200,000       5,500,000
-----------------------------------------------------------------
    Total Convertible Preferred
      Stocks                                          208,860,000
-----------------------------------------------------------------

                                    PRINCIPAL
                                      AMOUNT
U. S. TREASURY NOTES-4.52%
5.375%, 11/30/97                   $ 12,000,000   $    11,981,400
-----------------------------------------------------------------
5.25%, 12/31/97                      12,000,000        11,961,960
-----------------------------------------------------------------
5.00%, 01/31/98                      12,000,000        11,915,400
-----------------------------------------------------------------
5.125%, 02/28/98                     12,000,000        11,925,360
-----------------------------------------------------------------
6.125%, 03/31/98                     12,000,000        12,084,240
-----------------------------------------------------------------
5.875%, 04/30/98                     12,000,000        12,043,200
-----------------------------------------------------------------
6.00%, 05/31/98                      12,000,000        12,061,680
-----------------------------------------------------------------
6.25%, 06/30/98                      12,000,000(d)     12,110,160
-----------------------------------------------------------------
6.25%, 07/31/98                      12,000,000(d)     12,110,880
-----------------------------------------------------------------
6.125%, 08/31/98                     12,000,000        12,085,200
-----------------------------------------------------------------
6.00%, 09/30/98                      12,000,000(d)     12,060,600
-----------------------------------------------------------------
5.875%, 10/31/98                     12,000,000        12,030,120
-----------------------------------------------------------------
    Total U. S. Treasury Notes                        144,370,200
-----------------------------------------------------------------
TOTAL INVESTMENTS-99.60%                            3,179,656,606
-----------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-0.40%                                    12,814,809
-----------------------------------------------------------------
NET ASSETS-100.00%                                $ 3,192,471,415
=================================================================

Abbreviations:
ADR    - American Depository Receipt
Conv.  - Convertible
Deb.   - Debenture
Dep.   - Depository
Exch.  - Exchangeable
Jr.    - Junior
Pfd.   - Preferred
PRIDES - Preferred Redemption Increase Dividend Equity Security
Sr.    - Senior
Sub.   - Subordinated

Notes to Schedule of Investments:
(a) Non-income producing security.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Directors. The aggregate market value of these securities at October 31, 1996 was $201,996,351 which represented 6.33% of net assets.
(c) Zero coupon bond. The interest rate shown represents the rate of the original issue discount.
(d) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 7.

See Notes to Financial Statements.

Financials

STATEMENT OF ASSETS AND LIABILITIES

October 31, 1996

ASSETS:

Investments, at market value (cost
  $2,723,507,418)                          $3,179,656,606
---------------------------------------------------------
Cash                                            4,227,663
---------------------------------------------------------
Receivable for:
  Investments sold                             46,357,131
---------------------------------------------------------
  Capital stock sold                           10,899,789
---------------------------------------------------------
  Dividends and interest                        9,846,941
---------------------------------------------------------
  Variation margin                                425,000
---------------------------------------------------------
Investment for deferred compensation
  plan                                             30,282
---------------------------------------------------------
Other assets                                       60,778
---------------------------------------------------------
      Total assets                          3,251,504,190
---------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                        51,431,948
---------------------------------------------------------
  Capital stock reacquired                      3,913,155
---------------------------------------------------------
  Deferred compensation                            30,282
---------------------------------------------------------
Accrued advisory fees                           1,684,854
---------------------------------------------------------
Accrued administrative services fees               12,855
---------------------------------------------------------
Accrued distribution fees                       1,104,528
---------------------------------------------------------
Accrued transfer agent fees                       571,997
---------------------------------------------------------
Accrued operating expenses                        283,156
---------------------------------------------------------
      Total liabilities                        59,032,775
---------------------------------------------------------
Net assets applicable to shares
  outstanding                              $3,192,471,415
=========================================================

NET ASSETS:

Class A                                    $2,647,207,658
=========================================================
Class B                                    $  515,672,339
=========================================================
Institutional Class                        $   29,591,418
=========================================================

CAPITAL STOCK, $.001 PAR VALUE PER SHARE:

Class A:
  Authorized                                  750,000,000
---------------------------------------------------------
  Outstanding                                 236,469,378
=========================================================
Class B:
  Authorized                                  750,000,000
---------------------------------------------------------
  Outstanding                                  46,136,132
=========================================================
Institutional Class:
  Authorized                                  200,000,000
---------------------------------------------------------
  Outstanding                                   2,633,153
=========================================================
Class A:
  Net asset value and redemption price
    per share                              $        11.19
=========================================================
  Offering price per share:
    (Net asset value of $11.19 divided
    by 94.50%)                             $        11.84
=========================================================
Class B:
  Net asset value and offering price per
    share                                  $        11.18
=========================================================
Institutional Class:
  Net asset value, offering and
    redemption price per share             $        11.24
=========================================================

STATEMENT OF OPERATIONS

For the year ended October 31, 1996

INVESTMENT INCOME:

Dividends (net of $226,295 foreign
  withholding tax)                          $ 51,362,438
--------------------------------------------------------
Interest                                      25,650,354
--------------------------------------------------------
      Total investment income                 77,012,792
--------------------------------------------------------

EXPENSES:

Advisory fees                                 16,686,866
--------------------------------------------------------
Administrative services fees                     114,489
--------------------------------------------------------
Custodian fees                                   228,479
--------------------------------------------------------
Directors' fees                                   23,489
--------------------------------------------------------
Distribution fees-Class A                      6,952,782
--------------------------------------------------------
Distribution fees-Class B                      2,831,042
--------------------------------------------------------
Transfer agent fees-Class A                    3,479,192
--------------------------------------------------------
Transfer agent fees-Class B                      755,257
--------------------------------------------------------
Transfer agent fees-Institutional Class            2,105
--------------------------------------------------------
Other                                            735,932
--------------------------------------------------------
      Total expenses                          31,809,633
--------------------------------------------------------
      Less fees waived by advisor               (156,975)
--------------------------------------------------------
      Expenses paid indirectly                   (40,776)
--------------------------------------------------------
      Net expenses                            31,611,882
--------------------------------------------------------
Net investment income                         45,400,910
--------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES, FOREIGN
  CURRENCIES AND FUTURES CONTRACTS:

Net realized gain (loss) on sales of:

  Investment securities                      187,783,804
--------------------------------------------------------
  Foreign currencies                             108,458
--------------------------------------------------------
  Futures contracts                             (153,728)
--------------------------------------------------------
                                             187,738,534
--------------------------------------------------------

UNREALIZED APPRECIATION (DEPRECIATION) OF:

  Investment securities                      171,825,605
--------------------------------------------------------
  Foreign currencies                               1,822
--------------------------------------------------------
  Futures contracts                              (51,980)
--------------------------------------------------------
                                             171,775,447
--------------------------------------------------------
Net gain on investment securities,
  foreign currencies and futures
  contracts                                  359,513,981
--------------------------------------------------------
Net increase in net assets resulting from
  operations                                $404,914,891
========================================================

     See Notes to Financial Statements.

                                                                   Financials

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 1996 and 1995

                                                                                                   1996               1995
OPERATIONS:

  Net investment income                                                                       $   45,400,910     $   26,980,252
-------------------------------------------------------------------------------------------------------------------------------
  Net realized gain on sales of investment securities, foreign currencies and futures
    contracts                                                                                    187,738,534        179,125,169
-------------------------------------------------------------------------------------------------------------------------------
  Net unrealized appreciation of investment securities, foreign currencies and futures
    contracts                                                                                    171,775,447        200,981,202
-------------------------------------------------------------------------------------------------------------------------------
      Net increase in net assets resulting from operations                                       404,914,891        407,086,623
-------------------------------------------------------------------------------------------------------------------------------
Dividends to shareholders from net investment income:
  Class A                                                                                        (34,698,850)       (34,589,802)
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                                                                         (2,262,959)           (55,355)
-------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                                               (506,177)          (536,096)
-------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains on investments:
  Class A                                                                                       (170,497,932)       (57,274,888)
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                                                                         (8,672,692)           (12,593)
-------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                                             (2,168,635)          (759,222)
-------------------------------------------------------------------------------------------------------------------------------
Net equalization credits (charges):
  Class A                                                                                            511,762           (284,916)
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                                                                            219,669             24,584
-------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                                                  1,194            (13,270)
-------------------------------------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                                                        518,654,491         86,486,354
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                                                                        417,063,105         66,768,426
-------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                                              2,366,710           (206,795)
-------------------------------------------------------------------------------------------------------------------------------
      Net increase in net assets                                                               1,124,924,577        466,633,050
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                                                          2,067,546,838      1,600,913,788
-------------------------------------------------------------------------------------------------------------------------------
  End of period                                                                               $3,192,471,415     $2,067,546,838
===============================================================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                                                  $2,544,742,646     $1,606,658,340
-------------------------------------------------------------------------------------------------------------------------------
  Undistributed net investment income                                                              8,877,492            102,563
-------------------------------------------------------------------------------------------------------------------------------
  Undistributed net realized gain on sales of investment securities, foreign currencies and
    futures contracts                                                                            182,752,246        176,462,351
-------------------------------------------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and futures contracts                         456,099,031        284,323,584
-------------------------------------------------------------------------------------------------------------------------------
                                                                                              $3,192,471,415     $2,067,546,838
===============================================================================================================================

See Notes to Financial Statements.

Financials

NOTES TO FINANCIAL STATEMENTS

October 31, 1996

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Charter Fund (the "Fund") is a series portfolio of AIM Equity Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six operating diversified portfolios: AIM Charter Fund, AIM Aggressive Growth Fund, AIM Blue Chip Fund, AIM Capital Development Fund, AIM Constellation Fund and AIM Weingarten Fund. The Fund currently offers three different classes of shares: Class A shares, Class B shares and the Institutional Class. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to provide growth of capital, with current income as a secondary objective.
  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
A. Security Valuations-Except as provided in the next sentence, a security listed or traded on an exchange is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Exchange listed convertible bonds are valued at the mean between the closing bid and asked prices obtained from a broker-dealer. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date, or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations that are issued or guaranteed by the U.S. Treasury are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions-Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. On October 31, 1996 $109,380 was reclassified from undistributed net realized gains to undistributed net investment income as a result of differing book/tax treatment of foreign currency transactions. Net assets of the Fund were unaffected as a result of this reclassification.
C. Federal Income Taxes-The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses-Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses which are applicable to all classes, e.g. advisory fees, are allocated among them.
E. Equalization-The Fund follows the accounting practice known as equalization by which a portion of the proceeds from sales and costs of repurchases of Fund shares, equivalent on a per share basis to the amount of undistributed net investment income, is credited or charged to undistributed net income when the transaction is recorded so that the undistributed net investment income per share is unaffected by sales or redemptions of Fund shares.
F. Foreign Currency Translations-Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation.

                                                                   Financials

   Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
G. Foreign Currency Contracts-A forward currency contract is an obligation to purchase or sell a specific currency for an agreed upon price at a future date. The Fund may enter into a forward currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts.
H. Stock Index Futures Contracts-The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $150 million, plus 0.625% of the Fund's average daily net assets in excess of $150 million. AIM has agreed to voluntarily waive a portion of its advisory fees paid by the Fund to AIM to the extent necessary to reduce the fees paid by the Fund at net asset levels higher than those currently incorporated in the present advisory fee schedule. Under the voluntary waiver, AIM will receive a fee calculated at the annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $150 million, plus 0.625% of the Fund's average daily net assets in excess of $150 million to and including $2 billion, plus 0.60% of the Fund's average daily net assets in excess of $2 billion. The approval of Board of Directors would be necessary before AIM can discontinue this waiver. During the year ended October 31, 1996, AIM waived fees of $156,975. Under the terms of a master sub-advisory agreement between AIM and A I M Capital Management, Inc. ("AIM Capital"), AIM pays AIM Capital 50% of the amount paid by the Fund to AIM.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended October 31, 1996, AIM was reimbursed $114,489 for such services.
  The Fund, pursuant to a transfer agency and services agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") for certain costs incurred in providing transfer agency services to the Class A and Class B shares. During the year ended October 31, 1996, AFS was paid $2,264,602 for such services. During the year ended October 31, 1996, the Fund paid A I M Institutional Fund Services, Inc. ("AIFS") $2,105 for shareholder and transfer agency services with respect to the Institutional Class.
  The Fund received reductions in transfer agency fees of $37,315 from dividends received on balances in cash management bank accounts. In addition, the Fund incurred expenses of $3,461 for pricing services which are paid through directed brokerage commissions. The effect of the above arrangements resulted in a reduction in the Fund's total expenses of $40,776 during the year ended October 31, 1996.
  The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A and Class B shares and a master distribution agreement with Fund Management Company ("FMC") to serve as the distributor for the Institutional Class. The Company has adopted Plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares (the "Class A Plan") and with respect to the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A Plan, pays AIM Distributors compensation at the annual rate of 0.30% of the average daily net assets attributable to the Class A shares. The Class A Plan is designed to compensate AIM Distributors for certain promotional and other sales related costs and provides periodic payments to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Fund. The Fund, pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets attributable to the Class B shares. Of this amount, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class B shares of the Fund. Any amounts not paid as a service fee under such Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by the respective classes. AIM Distributors may, from time to time, assign, transfer or pledge to one or more designees, its rights to all or a designed portion of (a) compensation received by AIM Distributors from the Fund pursuant to the Class B Plan (but not AIM Distributors' duties and obligations pursuant to the Class B
Plan), and (b) any contingent deferred sales charges received by AIM

Financials

Distributors related to the Class B shares. During the year ended October 31, 1996, the Class A and Class B shares paid AIM Distributors $6,952,782 and $2,831,042, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $2,705,618 from sales of shares of the Class A shares of the Fund during the year ended October 31, 1996. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 1996, AIM Distributors received commissions of $32,497 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and directors of the Company are officers and directors of AIM, AIM Capital, AIM Distributors, AFS, AIFS and FMC.
  During the year ended October 31, 1996, the Fund paid legal fees of $8,908 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $325,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. Prior to an amendment of the line of credit on July 19, 1996, the Fund was limited to borrowing $28,500,000. During the year ended October 31, 1996, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.08% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 5-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 1996 was $5,045,277,974 and $4,249,301,619, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities as of October 31, 1996, on a tax basis, is as follows:

Aggregate unrealized appreciation of
  investment securities                         $479,518,418
------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (24,739,986)
------------------------------------------------------------
Net unrealized appreciation of investment
  securities                                    $454,778,432
============================================================
Cost of investments for tax purposes is
  $2,724,878,174.

NOTE 6-CAPITAL STOCK

Changes in the capital stock outstanding for the years ended October 31, 1996 and 1995 were as follows:

                                                                                   1996                          1995
                                                                        ---------------------------   ---------------------------
                                                                          SHARES         AMOUNT         SHARES         AMOUNT
                                                                        -----------   -------------   -----------   -------------
Sold
---------------------------------------------------------------------------------------------------------------------------------
  Class A                                                                71,824,128    $752,853,277    40,727,782    $396,439,839
---------------------------------------------------------------------------------------------------------------------------------
  Class B*                                                               41,436,800     435,348,846     6,409,868      67,237,422
---------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                       448,911       4,759,971       335,121       3,269,772
---------------------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
---------------------------------------------------------------------------------------------------------------------------------
  Class A                                                                19,521,139     192,994,968    10,283,705      77,653,310
---------------------------------------------------------------------------------------------------------------------------------
  Class B*                                                                1,039,513      10,333,913         5,996          64,162
---------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                       252,209       2,504,537       134,103       1,130,381
---------------------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                               (40,679,494)   (427,193,754)  (42,561,203)   (387,606,795)
---------------------------------------------------------------------------------------------------------------------------------
  Class B*                                                               (2,705,793)    (28,619,654)      (50,252)       (533,158)
---------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                      (464,310)     (4,897,798)     (519,822)     (4,606,948)
---------------------------------------------------------------------------------------------------------------------------------
                                                                         90,673,103    $938,084,306    14,765,298    $153,047,985
=================================================================================================================================

* Class B shares commenced sales on June 26, 1995.

NOTE 7-FUTURES CONTRACT

On October 31, 1996, $1,738,000 par value U.S. Treasury obligations were pledged as collateral to cover margin requirements for futures contracts.
  Futures contracts outstanding at October 31, 1996:
(Contracts--$500 times index/delivery month/commitment)

                                                                                                                     UNREALIZED
                                                                                                                    APPRECIATION
                                                                                                                   (DEPRECIATION)
                                                                                                                   --------------
S&P 500 Index/125 contracts/March 97/Buy                                                                              $(51,980)
=================================================================================================================================

                                                                   Financials

NOTE 8-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a Class A share outstanding during each of the years in the ten-year period ended October 31, 1996 and for a Class B share outstanding during the year ended October 31, 1996 and the period June 26, 1995 (date sales commenced) through October 31, 1995.

CLASS A:
                                           1996            1995          1994          1993          1992         1991
                                        ----------      ----------    ----------    ----------    ----------    --------
Net asset value, beginning of period    $    10.63      $     8.90    $     9.46    $     8.36    $     8.42    $   6.55
--------------------------------------  ----------      ----------    ----------    ----------    ----------    --------
Income from investment operations:
  Net investment income                       0.19            0.15          0.21          0.17          0.18        0.18
--------------------------------------  ----------      ----------    ----------    ----------    ----------    --------
  Net gains (losses) on securities
    (both realized and unrealized)            1.43            2.11         (0.45)         1.22          0.16        2.15
--------------------------------------  ----------      ----------    ----------    ----------    ----------    --------
    Total from investment operations          1.62            2.26         (0.24)         1.39          0.34        2.33
--------------------------------------  ----------      ----------    ----------    ----------    ----------    --------
Less distributions:
  Dividends from net investment income       (0.16)          (0.20)        (0.16)        (0.29)        (0.17)      (0.15)
--------------------------------------  ----------      ----------    ----------    ----------    ----------    --------
  Distributions from capital gains           (0.90)          (0.33)        (0.16)           --         (0.23)      (0.31)
--------------------------------------  ----------      ----------    ----------    ----------    ----------    --------
    Total distributions                      (1.06)          (0.53)        (0.32)        (0.29)        (0.40)      (0.46)
--------------------------------------  ----------      ----------    ----------    ----------    ----------    --------
Net asset value, end of period          $    11.19      $    10.63    $     8.90    $     9.46    $     8.36    $   8.42
======================================  ==========      ==========    ==========    ==========    ==========    ========
Total return(a)                              16.70%          27.03%        (2.55)%       16.92%         4.17%      37.65%
======================================  ==========      ==========    ==========    ==========    ==========    ========
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                              $2,647,208      $1,974,417    $1,579,074    $1,690,482    $1,256,151    $443,546
======================================  ==========      ==========    ==========    ==========    ==========    ========
Ratio of expenses to average net
  assets                                      1.12%(b)(c)     1.17%         1.17%         1.17%         1.17%       1.29%
======================================  ==========      ==========    ==========    ==========    ==========    ========
Ratio of net investment income to
  average net assets                          1.81%(b)        1.55%         2.32%         1.89%         2.14%       2.14%
======================================  ==========      ==========    ==========    ==========    ==========    ========
Portfolio turnover rate                        164%            161%          126%          144%           95%        144%
======================================  ==========      ==========    ==========    ==========    ==========    ========
Average broker commission rate(d)       $   0.0638             N/A           N/A           N/A           N/A         N/A
======================================  ==========      ==========    ==========    ==========    ==========    ========

                                          1990       1989       1988       1987
                                        --------    -------    -------    -------
                                                    <
Net asset value, beginning of period    $   6.97    $  5.40    $  6.61    $  8.18
--------------------------------------  --------    -------    -------    -------
Income from investment operations:
  Net investment income                     0.18       0.21       0.15       0.09
--------------------------------------  --------    -------    -------    -------
  Net gains (losses) on securities
    (both realized and unrealized)          0.08       1.55       0.16       0.35
--------------------------------------  --------    -------    -------    -------
    Total from investment operations        0.26       1.76       0.31       0.44
--------------------------------------  --------    -------    -------    -------
Less distributions:
  Dividends from net investment income     (0.26)     (0.19)     (0.12)     (0.14)
--------------------------------------  --------    -------    -------    -------
  Distributions from capital gains         (0.42)        --      (1.40)     (1.87)
--------------------------------------  --------    -------    -------    -------
    Total distributions                    (0.68)     (0.19)     (1.52)     (2.01)
--------------------------------------  --------    -------    -------    -------
Net asset value, end of period          $   6.55    $  6.97    $  5.40    $  6.61
======================================  ========    =======    =======    =======
Total return(a)                             3.86%     33.68%      5.90%      6.72%
======================================  ========    =======    =======    =======
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                              $102,499    $70,997    $65,799    $82,756
======================================  ========    =======    =======    =======
Ratio of expenses to average net
  assets                                    1.35%      1.35%      1.46%      1.15%
======================================  ========    =======    =======    =======
Ratio of net investment income to
  average net assets                        2.51%      3.73%      2.83%      1.57%
======================================  ========    =======    =======    =======
Portfolio turnover rate                      215%       131%       247%       225%
======================================  ========    =======    =======    =======
Average broker commission rate(d)            N/A        N/A        N/A        N/A
======================================  ========    =======    =======    =======

(a) Does not deduct sales charges.
(b) Ratios are based on average net assets of $2,317,594,098.
(c) Ratio includes indirectly paid expenses. Excluding indirectly paid expenses, the ratios of expenses to average net assets would have remained the same.
(d) Disclosure requirement beginning with the Fund's fiscal year ending October 31, 1996.


CLASS B:
                                                                                             1996           1995
                                                                                          ----------       -------
Net asset value, beginning of period                                                       $  10.62        $  9.81
----------------------------------------------------------------------------------------   --------        -------
Income from investment operations:
  Net investment income                                                                        0.10           0.03
----------------------------------------------------------------------------------------   --------        -------
  Net gains (losses) on securities (both realized and unrealized)                              1.45           0.80
----------------------------------------------------------------------------------------   --------        -------
    Total from investment operations                                                           1.55           0.83
----------------------------------------------------------------------------------------   --------        -------
Less distributions:
  Dividends from net investment income                                                        (0.09)         (0.02)
----------------------------------------------------------------------------------------   --------        -------
  Distributions from capital gains                                                            (0.90)            --
----------------------------------------------------------------------------------------   --------        -------
    Total distributions                                                                       (0.99)         (0.02)
----------------------------------------------------------------------------------------   --------        -------
Net asset value, end of period                                                             $  11.18        $ 10.62
========================================================================================   ========        =======
Total return(a)                                                                               15.90%          8.48%
========================================================================================   ========        =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                                   $515,672        $67,592
========================================================================================   ========        =======
Ratio of expenses to average net assets                                                        1.94%(b)(c)    1.98%(d)
========================================================================================   ========        =======
Ratio of net investment income to average net assets                                           0.99%(b)       0.74%(d)
========================================================================================   ========        =======
Portfolio turnover rate                                                                         164%           161%
========================================================================================   ========        =======
Average broker commission rate(e)                                                          $ 0.0638            N/A
========================================================================================   ========        =======

(a) Total returns do not deduct contingent deferred sales charge and are not annualized for periods less than one year.
(b) Ratios are based on average net assets of $283,104,175.
(c) Ratio includes indirectly paid expenses. Excluding indirectly paid expenses, the ratios of expenses to average net assets would have remained the same.
(d) Annualized.
(e) Disclosure requirement beginning with the Fund's fiscal year ending October 31, 1996.

NOTE 9-SUBSEQUENT EVENT

On November 4, 1996, A I M Management Group Inc. ("AIM Management") and INVESCO PLC announced the execution of an Agreement and Plan of Merger pursuant to which AIM Management will be merged with and into a direct wholly-owned subsidiary of INVESCO PLC. AIM Management is the parent company of the fund's advisor. The merger is conditional on, among other things, approval by the shareholders of INVESCO PLC and AIM Management and the shareholders of the AIM Funds and the mutual funds managed by INVESCO PLC, and is expected to take place during the first quarter of 1997.

                      INDEPENDENT AUDITORS' REPORT

                      To the Shareholders and Board of Directors
                      AIM Weingarten Fund:

                      We have audited the accompanying statement of assets and liabilities of AIM Weingarten Fund (a portfolio of AIM Equity Funds, Inc.), including the schedule of investments, as of October 31, 1996, the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the eight year period then ended, the ten months ended October 31, 1988, and the year ended December 31, 1987. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
                        We conducted our audits in accordance with generally
                      accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
                        In our opinion, the financial statements and financial
                      highlights referred to above present fairly, in all material respects, the financial position of AIM Weingarten Fund as of October 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the eight year period then ended, the ten months ended October 31, 1988, and the year ended December 31, 1987, in conformity with generally accepted accounting principles.


                                                    KPMG Peat Marwick LLP

                      Houston, Texas
                      December 6, 1996

SCHEDULE OF INVESTMENTS

October 31, 1996

                                                      MARKET
                                     SHARES           VALUE

DOMESTIC COMMON STOCKS-87.88%

ADVERTISING/BROADCASTING-0.50%

Interpublic Group of Companies,
  Inc.                                  550,000   $   26,675,000
----------------------------------------------------------------

AEROSPACE/DEFENSE-1.24%

Boeing Co. (The)                        275,000       26,228,125
----------------------------------------------------------------
Gulfstream Aerospace Corp.(a)           850,000       20,081,250
----------------------------------------------------------------
United Technologies Corp.               150,000       19,312,500
----------------------------------------------------------------
                                                      65,621,875
----------------------------------------------------------------

AUTOMOBILE (MANUFACTURERS)-0.28%

Chrysler Corp.                          450,000       15,131,250
----------------------------------------------------------------

BANKING-0.79%

Chase Manhattan Corp.                   200,000       17,150,000
----------------------------------------------------------------
Citicorp                                250,000       24,750,000
----------------------------------------------------------------
                                                      41,900,000
----------------------------------------------------------------

BEVERAGES-0.42%

PepsiCo Inc.                            750,000       22,218,750
----------------------------------------------------------------

BIOTECHNOLOGY-1.09%

AMGEN Inc.(a)                           250,000       15,328,125
----------------------------------------------------------------
Guidant Corp.                           920,600       42,462,675
----------------------------------------------------------------
                                                      57,790,800
----------------------------------------------------------------

BUILDING MATERIALS-0.49%

Georgia-Pacific Corp.                   350,000       26,250,000
----------------------------------------------------------------

BUSINESS SERVICES-2.08%

AccuStaff, Inc.(a)                      511,000       13,669,250
----------------------------------------------------------------
CUC International Inc.(a)               750,000       18,375,000
----------------------------------------------------------------
Diebold, Inc.                           343,100       19,728,250
----------------------------------------------------------------
Equifax Inc.                            700,000       20,825,000
----------------------------------------------------------------
Healthcare COMPARE Corp.(a)             525,000       23,100,000
----------------------------------------------------------------
Interim Services Inc.(a)                 58,500        2,340,000
----------------------------------------------------------------
Olsten Corp.                            619,800       12,396,000
----------------------------------------------------------------
                                                     110,433,500
----------------------------------------------------------------

CHEMICALS (SPECIALTY)-0.33%

Morton International, Inc.              450,000       17,718,750
----------------------------------------------------------------

COMPUTER MINI/PCS-2.89%

COMPAQ Computer Corp.(a)                550,000       38,293,750
----------------------------------------------------------------
Dell Computer Corp.(a)                  395,100       32,151,263
----------------------------------------------------------------
Gateway 2000 Inc.(a)                    850,000       40,003,125
----------------------------------------------------------------
Sun Microsystems Inc.(a)                700,000       42,700,000
----------------------------------------------------------------
                                                     153,148,138
----------------------------------------------------------------

COMPUTER NETWORKING-4.44%

Ascend Communications, Inc.(a)          350,000       22,881,250
----------------------------------------------------------------
Cabletron Systems, Inc.(a)              650,000       40,543,750
----------------------------------------------------------------
Cascade Communications Corp.(a)         550,000       39,943,750
----------------------------------------------------------------
Cisco Systems, Inc.(a)                  925,000       57,234,375
----------------------------------------------------------------
FORE Systems, Inc.(a)                   525,000       20,868,750
----------------------------------------------------------------

                                                      MARKET
                                     SHARES           VALUE
COMPUTER NETWORKING-(CONTINUED)

3Com Corp.(a)                           800,000   $   54,100,000
----------------------------------------------------------------
                                                     235,571,875
----------------------------------------------------------------

COMPUTER PERIPHERALS-0.88%

Storage Technology Corp.(a)           1,091,500       46,525,188
----------------------------------------------------------------

COMPUTER SOFTWARE/SERVICES-8.86%

BMC Software, Inc.(a)                   500,000       41,500,000
----------------------------------------------------------------
Cadence Design Systems, Inc.(a)         829,000       30,258,500
----------------------------------------------------------------
Ceridian Corp.(a)                       400,000       19,850,000
----------------------------------------------------------------
Computer Associates
  International, Inc.                   675,000       39,909,375
----------------------------------------------------------------
Computer Sciences Corp.(a)              214,400       15,919,200
----------------------------------------------------------------
Compuware Corp.(a)                      700,000       36,925,000
----------------------------------------------------------------
Electronic Data Systems Corp.         1,000,000       45,000,000
----------------------------------------------------------------
Electronics For Imaging, Inc.(a)         31,800        2,289,600
----------------------------------------------------------------
First Data Corp.                        250,000       19,937,500
----------------------------------------------------------------
Fiserv, Inc.(a)                         850,000       32,618,750
----------------------------------------------------------------
HBO & Co.                               600,000       36,075,000
----------------------------------------------------------------
Microsoft Corp.(a)                      200,000       27,450,000
----------------------------------------------------------------
Oracle Corp.(a)                         450,000       19,040,625
----------------------------------------------------------------
Parametric Technology Co.(a)            554,800       27,115,850
----------------------------------------------------------------
Sterling Commerce, Inc.(a)              750,000       21,093,750
----------------------------------------------------------------
Synopsys, Inc.(a)                       342,700       15,421,500
----------------------------------------------------------------
Wallace Computer Services, Inc.       1,350,000       39,656,250
----------------------------------------------------------------
                                                     470,060,900
----------------------------------------------------------------

CONGLOMERATES-2.88%

AlliedSignal Inc.                       300,000       19,650,000
----------------------------------------------------------------
Loews Corp.                             750,000       61,968,750
----------------------------------------------------------------
Textron Inc.                            160,000       14,200,000
----------------------------------------------------------------
Tyco International Ltd.                 875,000       43,421,875
----------------------------------------------------------------
U.S. Industries Inc.(a)                 500,000       13,500,000
----------------------------------------------------------------
                                                     152,740,625
----------------------------------------------------------------

CONTAINERS-0.31%

Sealed Air Corp.(a)                     425,000       16,521,875
----------------------------------------------------------------

COSMETICS & TOILETRIES-1.00%

Avon Products, Inc.                     375,000       20,343,750
----------------------------------------------------------------
Gillette Co. (The)                      237,100       17,723,225
----------------------------------------------------------------
Procter & Gamble Co.                    150,000       14,850,000
----------------------------------------------------------------
                                                      52,916,975
----------------------------------------------------------------

ELECTRONIC COMPONENTS/MISCELLANEOUS-1.21%

Amphenol Corp.(a)                        95,000        1,888,125
----------------------------------------------------------------
Checkpoint Systems, Inc.(a)           1,500,000       33,562,500
----------------------------------------------------------------
Thermo Instrument Systems,
  Inc.(a)                               450,000       13,612,500
----------------------------------------------------------------
Waters Corp.(a)                         487,300       15,106,300
----------------------------------------------------------------
                                                      64,169,425
----------------------------------------------------------------

FINANCE (ASSET MANAGEMENT)-1.59%

Bear Stearns Companies Inc.             535,720       12,656,385
----------------------------------------------------------------
Charles Schwab Corp.                    342,100        8,552,500
----------------------------------------------------------------

                                                      MARKET
                                     SHARES           VALUE
FINANCE (ASSET MANAGEMENT)-(CONTINUED)

Franklin Resources, Inc.                271,000   $   19,105,500
----------------------------------------------------------------
PaineWebber Group Inc.                  850,000       19,975,000
----------------------------------------------------------------
Price (T. Rowe) Associates              248,800        8,490,300
----------------------------------------------------------------
Salomon Inc.                            350,000       15,793,750
----------------------------------------------------------------
                                                      84,573,435
----------------------------------------------------------------

FINANCE (CONSUMER CREDIT)-5.20%

Beneficial Corp.                        250,000       14,625,000
----------------------------------------------------------------
Federal Home Loan Mortgage Corp.        508,200       51,328,200
----------------------------------------------------------------
Federal National Mortgage
  Association                         1,358,600       53,155,225
----------------------------------------------------------------
Finova Group, Inc.                      250,000       15,437,500
----------------------------------------------------------------
Green Tree Financial Corp.              608,900       24,127,663
----------------------------------------------------------------
Household International, Inc.           175,000       15,487,500
----------------------------------------------------------------
Student Loan Marketing
  Association                         1,000,000       82,750,000
----------------------------------------------------------------
SunAmerica, Inc.                        500,000       18,750,000
----------------------------------------------------------------
                                                     275,661,088
----------------------------------------------------------------

FOOD/PROCESSING-1.60%

ConAgra, Inc.                           407,700       20,334,038
----------------------------------------------------------------
Dean Foods Co.                          725,000       21,025,000
----------------------------------------------------------------
Lancaster Colony Corp.                  394,233       14,783,738
----------------------------------------------------------------
Sysco Corp.                             850,000       28,900,000
----------------------------------------------------------------
                                                      85,042,776
----------------------------------------------------------------

FUNERAL SERVICES-0.32%

Service Corp. International             600,000       17,100,000
----------------------------------------------------------------

GAMING-0.34%

International Game Technology           850,000       17,956,250
----------------------------------------------------------------

HOTELS/MOTELS-1.17%

Hilton Hotels Corp.                     660,000       20,047,500
----------------------------------------------------------------
Host Marriott Corp.(a)                1,800,000       27,675,000
----------------------------------------------------------------
Marriott International, Inc.            250,000       14,218,750
----------------------------------------------------------------
                                                      61,941,250
----------------------------------------------------------------

INSURANCE (LIFE & HEALTH)-1.66%

Conseco, Inc.                         1,100,000       58,850,000
----------------------------------------------------------------
Equitable Companies, Inc.               700,000       16,450,000
----------------------------------------------------------------
Provident Companies, Inc.               350,000       12,993,750
----------------------------------------------------------------
                                                      88,293,750
----------------------------------------------------------------

INSURANCE (MULTI-LINE
  PROPERTY)-4.90%

Allstate Corp.                          451,300       25,329,213
----------------------------------------------------------------
American International Group,
  Inc.                                  225,000       24,440,625
----------------------------------------------------------------
CIGNA Corp.                             325,000       42,412,500
----------------------------------------------------------------
Everest Re Holdings, Inc.               912,000       23,256,000
----------------------------------------------------------------
ITT Hartford Group, Inc.                325,000       20,475,000
----------------------------------------------------------------
MGIC Investment Corp.                   310,700       21,321,788
----------------------------------------------------------------
Old Republic International Corp.        383,700        9,496,575
----------------------------------------------------------------
PMI Group, Inc. (The)                   706,100       40,335,963
----------------------------------------------------------------
TIG Holdings, Inc.                      332,000        9,586,500
----------------------------------------------------------------
Travelers Group, Inc.                   800,000       43,400,000
----------------------------------------------------------------
                                                     260,054,164
----------------------------------------------------------------

                                                      MARKET
                                     SHARES           VALUE
LEISURE & RECREATION-1.16%

Carnival Corporation-Class A            850,000   $   25,606,250
----------------------------------------------------------------
Coleman Co., Inc. (The)(a)              405,300        5,370,225
----------------------------------------------------------------
Eastman Kodak Co.                       130,300       10,391,425
----------------------------------------------------------------
Harley-Davidson, Inc.                   450,000       20,306,250
----------------------------------------------------------------
                                                      61,674,150
----------------------------------------------------------------

MACHINERY (MISCELLANEOUS)-0.64%

Thermo Electron Corp.(a)                930,000       33,945,000
----------------------------------------------------------------

MEDICAL (DRUGS)-5.62%

Abbott Laboratories                     525,000       26,578,125
----------------------------------------------------------------
American Home Products Corp.            400,000       24,500,000
----------------------------------------------------------------
AmeriSource Health Corp.(a)             380,000       16,102,500
----------------------------------------------------------------
Bristol-Myers Squibb Co.                325,000       34,368,750
----------------------------------------------------------------
Cardinal Health, Inc.                   175,000       13,737,500
----------------------------------------------------------------
Express Scripts, Inc.-Class A(a)        300,000        8,737,500
----------------------------------------------------------------
ICN Pharmaceuticals, Inc.             1,150,000       21,850,000
----------------------------------------------------------------
Merck & Co., Inc.                       600,000       44,475,000
----------------------------------------------------------------
Pharmacia & Upjohn, Inc.                450,000       16,200,000
----------------------------------------------------------------
Rhone-Poulenc Rorer, Inc.               554,900       37,247,663
----------------------------------------------------------------
Schering-Plough Corp.                   608,100       38,918,400
----------------------------------------------------------------
Watson Pharmaceuticals, Inc.(a)         461,200       15,392,550
----------------------------------------------------------------
                                                     298,107,988
----------------------------------------------------------------

MEDICAL (PATIENT SERVICES)-3.60%

Columbia/HCA Healthcare Corp.         1,050,000       37,537,500
----------------------------------------------------------------
Health Care and Retirement
  Corp.(a)                              222,350        5,475,369
----------------------------------------------------------------
HEALTHSOUTH Corp.(a)                  1,100,000       41,250,000
----------------------------------------------------------------
Living Centers of America,
  Inc.(a)                               256,000        5,984,000
----------------------------------------------------------------
MedPartners, Inc.(a)                  2,110,000       44,573,750
----------------------------------------------------------------
Oxford Health Plans, Inc.(a)            300,000       13,650,000
----------------------------------------------------------------
Quorum Health Group, Inc.(a)            750,000       20,250,000
----------------------------------------------------------------
Tenet Healthcare Corp.(a)             1,072,900       22,396,788
----------------------------------------------------------------
                                                     191,117,407
----------------------------------------------------------------

MEDICAL
  INSTRUMENTS/PRODUCTS-3.53%

Baxter International Inc.               550,000       22,893,750
----------------------------------------------------------------
Becton, Dickinson & Co.                 650,000       28,275,000
----------------------------------------------------------------
Boston Scientific Corp.(a)              250,077       13,597,937
----------------------------------------------------------------
Medtronic, Inc.                         500,000       32,187,500
----------------------------------------------------------------
St. Jude Medical, Inc.                  446,700       17,644,650
----------------------------------------------------------------
Stryker Corp                            750,000       22,312,500
----------------------------------------------------------------
Sybron International Corp.(a)         1,050,000       30,581,250
----------------------------------------------------------------
U.S. Surgical Corp.                     478,500       20,037,188
----------------------------------------------------------------
                                                     187,529,775
----------------------------------------------------------------

NATURAL GAS PIPELINE-0.66%

Columbia Gas System, Inc.               362,000       21,991,500
----------------------------------------------------------------
Williams Cos., Inc (The)                250,000       13,062,500
----------------------------------------------------------------
                                                      35,054,000
----------------------------------------------------------------

OFFICE AUTOMATION-0.04%

Xerox Corp.                              49,100        2,277,013
----------------------------------------------------------------

OFFICE PRODUCTS-0.78%

Avery Dennison Corp.                    225,000       14,821,875
----------------------------------------------------------------

                                                      MARKET
                                     SHARES           VALUE

OFFICE PRODUCTS-(CONTINUED)

Reynolds & Reynolds Co.-Class A       1,000,000   $   26,375,000
----------------------------------------------------------------
                                                      41,196,875
----------------------------------------------------------------
OIL & GAS (SERVICES)-2.00%
Louisiana Land & Exploration Co.        374,900       21,322,438
----------------------------------------------------------------
NorAm Energy Corp.                    2,000,000       30,750,000
----------------------------------------------------------------
Reading & Bates Corp.(a)                775,000       22,281,250
----------------------------------------------------------------
Transocean Offshore Inc.                505,800       31,991,850
----------------------------------------------------------------
                                                     106,345,538
----------------------------------------------------------------

OIL EQUIPMENT & SUPPLIES-2.58%

Baker Hughes Inc.                       600,000       21,375,000
----------------------------------------------------------------
Coastal Corp.                           295,000       12,685,000
----------------------------------------------------------------
Cooper Cameron Corp.(a)                  95,300        6,087,288
----------------------------------------------------------------
Dresser Industries, Inc.                450,000       14,793,750
----------------------------------------------------------------
Halliburton Co.                         400,000       22,650,000
----------------------------------------------------------------
Rowan Companies, Inc.(a)              1,200,000       26,850,000
----------------------------------------------------------------
Schlumberger Ltd.                       150,000       14,868,750
----------------------------------------------------------------
Tidewater Inc.                          400,000       17,500,000
----------------------------------------------------------------
                                                     136,809,788
----------------------------------------------------------------

PAPER & FOREST PRODUCTS-0.62%

Kimberly-Clark Corp.                    350,000       32,637,500
----------------------------------------------------------------

PUBLISHING-0.38%

New York Times Co.                      400,000       14,450,000
----------------------------------------------------------------
Times Mirror Co. (The)                  122,400        5,661,000
----------------------------------------------------------------
                                                      20,111,000
----------------------------------------------------------------

RESTAURANTS-0.38%

Applebee's International, Inc.          828,000       20,182,500
----------------------------------------------------------------

RETAIL (FOOD & DRUG)-1.59%

American Stores Co.                     925,000       38,271,875
----------------------------------------------------------------
Kroger Co.(The)(a)                      244,400       10,906,350
----------------------------------------------------------------
Safeway Inc.(a)                         817,800       35,063,175
----------------------------------------------------------------
                                                      84,241,400
----------------------------------------------------------------

RETAIL (STORES)-6.84%

AutoZone, Inc.(a)                       450,000       11,531,250
----------------------------------------------------------------
Consolidated Stores Corp.(a)            742,600       28,682,925
----------------------------------------------------------------
Dayton-Hudson Corp.                   1,033,100       35,771,088
----------------------------------------------------------------
Federated Department Stores,
  Inc.(a)                               500,000       16,500,000
----------------------------------------------------------------
Gap Inc. (The)                          750,000       21,750,000
----------------------------------------------------------------
Home Depot, Inc.                        550,000       30,112,500
----------------------------------------------------------------
Lowe's Companies, Inc.                1,117,200       45,106,950
----------------------------------------------------------------
Micro Warehouse, Inc.(a)                 97,600        2,244,800
----------------------------------------------------------------
Pep Boys-Manny, Moe & Jack            2,200,000       77,000,000
----------------------------------------------------------------
Price/Costco Inc.(a)                    538,700       10,706,663
----------------------------------------------------------------
Staples, Inc.(a)                      2,000,025       37,250,466
----------------------------------------------------------------
Toys "R" Us, Inc.(a)                  1,300,000       44,037,500
----------------------------------------------------------------
Viking Office Products Inc.(a)           58,600        1,706,725
----------------------------------------------------------------
                                                     362,400,867
----------------------------------------------------------------

SEMICONDUCTORS-2.32%

Altera Corp.(a)                         400,000       24,800,000
----------------------------------------------------------------

                                                      MARKET
                                     SHARES           VALUE
SEMICONDUCTORS-(CONTINUED)

Intel Corp.                             750,000   $   82,406,250
----------------------------------------------------------------
Texas Instruments, Inc.                 325,000       15,640,625
----------------------------------------------------------------
                                                     122,846,875
----------------------------------------------------------------

SHOES & RELATED APPAREL-0.55%

NIKE, Inc.-Class B                      500,000       29,437,500
----------------------------------------------------------------
TELECOMMUNICATIONS-4.66%
ADC Telecommunications, Inc.(a)         941,000       64,340,875
----------------------------------------------------------------
Andrew Corp.(a)                         400,000       19,500,000
----------------------------------------------------------------
Frontier Corp.                          469,300       13,609,700
----------------------------------------------------------------
Lucent Technologies, Inc.             1,000,000       47,000,000
----------------------------------------------------------------
MFS Communications Company,
  Inc.(a)                               781,600       39,177,700
----------------------------------------------------------------
PairGain Technologies, Inc.(a)          275,000       18,940,625
----------------------------------------------------------------
Tellabs, Inc.(a)                        400,000       34,050,000
----------------------------------------------------------------
360 Communications Co.(a)               463,333       10,482,909
----------------------------------------------------------------
                                                     247,101,809
----------------------------------------------------------------

TELEPHONE-0.72%

Cincinnati Bell, Inc.                   775,000       38,265,625
----------------------------------------------------------------

TEXTILES-0.54%

Fruit of the Loom, Inc.(a)              319,500       11,621,813
----------------------------------------------------------------
Liz Claiborne, Inc.                     400,000       16,900,000
----------------------------------------------------------------
                                                      28,521,813
----------------------------------------------------------------

TOBACCO-2.20%

Philip Morris Companies, Inc.           575,000       53,259,375
----------------------------------------------------------------
RJR Nabisco Holdings Corp.              856,200       24,722,775
----------------------------------------------------------------
Universal Corp.                         146,700        3,997,575
----------------------------------------------------------------
UST, Inc.                             1,200,000       34,650,000
----------------------------------------------------------------
                                                     116,629,725
----------------------------------------------------------------
         Total Domestic Common
           Stocks                                  4,662,451,787
----------------------------------------------------------------

                                    PRINCIPAL
                                     AMOUNT
CONVERTIBLE CORPORATE BONDS & NOTES-0.56%

RESTAURANTS-0.56%

Boston Chicken, Inc.,
  Conv. Notes,
  8.00%(b), 06/01/15              $  78,540,000       25,427,325
----------------------------------------------------------------
Boston Chicken, Inc.,
  Conv. Sub. Deb.,
  4.50%, 02/01/04                     3,245,000        4,259,063
----------------------------------------------------------------
         Total Convertible
           Corporate Bonds &
           Notes                                      29,686,388
----------------------------------------------------------------

                                     SHARES
FOREIGN STOCKS & OTHER EQUITY INTERESTS-10.88%

BRAZIL-0.42%

Telecomunicacoes Brasileiras
  S/A-ADR (Telecommunications)          300,000       22,350,000
----------------------------------------------------------------
CANADA-1.33%
Canadian Pacific, Ltd.
  (Transportation-Miscellaneous)        650,000       16,412,500
----------------------------------------------------------------
Newbridge Networks Corp.(a)
  (Computer Networking)               1,200,000       37,950,000
----------------------------------------------------------------

                                                      MARKET
                                     SHARES           VALUE
CANADA-(CONTINUED)

Northern Telecom Ltd.
  (Telecommunications)                  250,000   $   16,281,250
----------------------------------------------------------------
                                                      70,643,750
----------------------------------------------------------------

FRANCE-0.25%

Roussel-Uclaf (Medical-Drugs)            50,000       13,232,273
----------------------------------------------------------------

GERMANY-0.42%

Adidas A.G.(Shoes & Related
  Apparel)                              160,900       13,790,821
----------------------------------------------------------------
Veba A.G. (Electric Services)           158,000        8,426,875
----------------------------------------------------------------
                                                      22,217,696
----------------------------------------------------------------

HONG KONG-0.85%

HSBC Holdings PLC(a)
  (Banking)                             820,000       16,702,878
----------------------------------------------------------------
Sun Hung Kai Properties Ltd.
  (Real Estate)                       2,505,000       28,509,350
----------------------------------------------------------------
                                                      45,212,228
----------------------------------------------------------------

IRELAND-0.30%

Elan Corp. PLC-ADR(a)
  (Medical-Drugs)                       580,000       16,095,000
----------------------------------------------------------------

ISRAEL-0.71%

ECI Telecommunications Ltd.
  Designs
  (Computer Networking)                 824,700       16,494,000
----------------------------------------------------------------
Teva Pharmaceutical Industries
  Ltd.-ADR
  (Medical-Drugs)                       500,000       20,937,500
----------------------------------------------------------------
                                                      37,431,500
----------------------------------------------------------------

ITALY-1.17%

Fila Holding S.p.A.-ADR
  (Retail-Stores)                       504,100       36,295,200
----------------------------------------------------------------
Telecom Italia Mobile S.p.A.
  (Telecommunications)                6,000,000       12,371,786
----------------------------------------------------------------
Telecom Italia S.p.A.
  (Telecommunications)                6,000,000       13,415,952
----------------------------------------------------------------
                                                      62,082,938
----------------------------------------------------------------

JAPAN-1.41%

Canon, Inc.
  (Office Automation)                 1,045,000       20,008,783
----------------------------------------------------------------
Honda Motor Co.
  (Automobile-Manufacturers)            608,000       14,525,141
----------------------------------------------------------------
Sony Corp.
  (Electronic
  Components/Miscellaneous)             321,900       19,310,324
----------------------------------------------------------------
TDK Corp.
  (Electronic
  Components/Miscellaneous)             356,000       20,886,917
----------------------------------------------------------------
                                                      74,731,165
----------------------------------------------------------------

                                                      MARKET
                                     SHARES           VALUE
MALAYSIA-0.20%

Malayan Banking Berhad
  (Banking)                           1,074,000   $   10,627,350
----------------------------------------------------------------

NETHERLANDS-0.33%

Gucci Group NV-New York Shares
  (Textiles)                            250,000       17,250,000
----------------------------------------------------------------

SWEDEN-1.18%

ASTRA AB-A Shares
  (Medical-Drugs)                       340,000       15,615,067
----------------------------------------------------------------
Telefonaktiebolaget L.M.
  Ericsson-ADR
  (Telecommunications)                1,700,000       46,962,500
----------------------------------------------------------------
                                                      62,577,567
----------------------------------------------------------------

SWITZERLAND-0.90%

Ciba-Geigy AG
  (Chemicals)                            20,000       24,636,075
----------------------------------------------------------------
Sandoz AG
  (Chemicals)                            20,000       23,117,088
----------------------------------------------------------------
                                                      47,753,163
----------------------------------------------------------------

UNITED KINGDOM-1.41%

Danka Business Systems PLC-ADR
  (Office Automation)                   376,600       14,922,775
----------------------------------------------------------------
Granada Group PLC
  (Leisure & Recreation)              1,000,000       14,379,882
----------------------------------------------------------------
Smithkline Beecham PLC-ADR
  (Medical-Drugs)                       700,000       43,837,500
----------------------------------------------------------------
Stolt-Nielsen S.A.
  (Transportation-Miscellaneous)        121,500        1,898,437
----------------------------------------------------------------
                                                      75,038,594
----------------------------------------------------------------
    Total Foreign Stocks & Other
      Equity Interests                               577,243,224
----------------------------------------------------------------

                                    PRINCIPAL
                                     AMOUNT
REPURCHASE AGREEMENTS-2.44%(C)

Daiwa Securities America Inc.,
  5.53%, 11/01/96(d)              $     326,080          326,080
----------------------------------------------------------------
SBC Capital Markets, Inc.
  5.55%, 11/01/96(e)                129,000,000      129,000,000
----------------------------------------------------------------
Total Repurchase Agreements                          129,326,080
----------------------------------------------------------------
TOTAL INVESTMENTS-101.76%                          5,398,707,479
----------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-(1.76)%                (93,272,392)
----------------------------------------------------------------
TOTAL NET ASSETS-100.00%                          $5,305,435,087
================================================================

Abbreviations:

ADR-American Depository Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Zero coupon bond. The interest rate shown represents the rate of the original issue discount.
(c) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) Joint repurchase agreement entered into on 10/31/96 with maturing value of $750,115,208 Collateralized by $733,115,000 U.S. Treasury obligations, 0% to 10.375% due 11/15/96 to 08/15/23.
(e) Joint repurchase agreement entered into on 10/31/96 with maturing value of $700,107,917. Collateralized by $691,506,000 U.S. Treasury obligations, 0% to 9.125% due 11/30/96 to 10/31/01.
See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 1996

ASSETS:

Investments, at market value (cost
  $4,364,479,746)                          $5,398,707,479
---------------------------------------------------------
Foreign currencies, at market value
  (cost $253,890)                                 253,726
---------------------------------------------------------
Receivables for:
  Investments sold                             11,950,581
---------------------------------------------------------
  Options written                               1,337,955
---------------------------------------------------------
  Capital stock sold                            5,563,124
---------------------------------------------------------
  Dividends and interest                        3,124,499
---------------------------------------------------------
Investment for deferred compensation
  plan                                             59,575
---------------------------------------------------------
Other assets                                      110,155
---------------------------------------------------------
    Total assets                            5,421,107,094
---------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                        76,633,560
---------------------------------------------------------
  Options written                              25,795,994
---------------------------------------------------------
  Capital stock reacquired                      7,180,052
---------------------------------------------------------
  Deferred compensation                            59,575
---------------------------------------------------------
Accrued advisory fees                           2,735,952
---------------------------------------------------------
Accrued administrative service fees                12,099
---------------------------------------------------------
Accrued distribution fees                       1,499,021
---------------------------------------------------------
Accrued transfer agent fees                       878,973
---------------------------------------------------------
Accrued operating expenses                        876,781
---------------------------------------------------------
    Total liabilities                         115,672,007
---------------------------------------------------------
Net assets applicable to shares
  outstanding                              $5,305,435,087
=========================================================

NET ASSETS:

Class A                                    $4,977,492,845
=========================================================
Class B                                    $  267,459,433
=========================================================
Institutional Class                        $   60,482,809
=========================================================

CAPITAL STOCK, $.001 PAR VALUE PER
  SHARE:

CLASS A:
  Authorized                                  750,000,000
---------------------------------------------------------
  Outstanding                                 246,580,037
=========================================================
CLASS B:
  Authorized                                  750,000,000
---------------------------------------------------------
  Outstanding                                  13,389,126
=========================================================
INSTITUTIONAL CLASS:
  Authorized                                  200,000,000
---------------------------------------------------------
  Outstanding                                   2,955,876
=========================================================
CLASS A:
  Net asset value and redemption price
    per share                              $        20.19
---------------------------------------------------------
  Offering price per share:
      (Net asset value of
    $20.19 divided by 94.50%)              $        21.37
=========================================================
CLASS B:
  Net asset value and offering price per
    share                                  $        19.98
=========================================================
INSTITUTIONAL CLASS:
  Net asset value, offering and
    redemption price per share             $        20.46
=========================================================

STATEMENT OF OPERATIONS

For the year ended October 31, 1996

INVESTMENT INCOME:

Dividends (net of $1,308,115 foreign
  withholding tax)                         $   55,329,053
---------------------------------------------------------
Interest                                       15,225,042
---------------------------------------------------------
    Total investment income                    70,554,095
---------------------------------------------------------

EXPENSES:

Advisory fees                                  31,419,183
---------------------------------------------------------
Administrative service fees                       132,643
---------------------------------------------------------
Custodian fees                                    402,058
---------------------------------------------------------
Directors' fees                                    31,363
---------------------------------------------------------
Distribution fees-Class A                      14,212,254
---------------------------------------------------------
Distribution fees-Class B                       1,514,633
---------------------------------------------------------
Transfer agent fees-Class A                     8,434,506
---------------------------------------------------------
Transfer agent fees-Class B                       452,997
---------------------------------------------------------
Transfer agent fees-Institutional Class             4,292
---------------------------------------------------------
Other                                           1,337,876
---------------------------------------------------------
    Total expenses                             57,941,805
---------------------------------------------------------
Less: Fees waived by advisor                   (1,458,804)
---------------------------------------------------------
    Expenses paid indirectly                      (76,493)
---------------------------------------------------------
    Net expenses                               56,406,508
---------------------------------------------------------
Net investment income                          14,147,587
---------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES, FOREIGN
  CURRENCIES, FUTURES AND OPTION
  CONTRACTS:

Net realized gain (loss) on sales of:
  Investment securities                       593,755,723
---------------------------------------------------------
  Foreign currencies                              946,540
---------------------------------------------------------
  Futures contracts                            (7,874,291)
---------------------------------------------------------
  Options contracts                             3,720,144
---------------------------------------------------------
                                              590,548,116
---------------------------------------------------------
Net unrealized appreciation (depreciation)
  of:
  Investment securities                        81,966,541
---------------------------------------------------------
  Foreign currencies                              366,935
---------------------------------------------------------
  Options contracts                            (3,194,922)
---------------------------------------------------------
                                               79,138,554
---------------------------------------------------------
  Net gain on investment securities,
    foreign currencies, futures and option
    contracts                                 669,686,670
---------------------------------------------------------
Net increase in net assets resulting from
  operations                               $  683,834,257
=========================================================

     See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 1996 and 1995

                                                                                              1996                1995
                                                                                         --------------      --------------
OPERATIONS:

  Net investment income (loss)                                                           $   14,147,587      $   (1,259,456)
---------------------------------------------------------------------------------------------------------------------------
  Net realized gain on sales of investment securities, foreign currencies, futures and
    options contracts                                                                       590,548,116         620,641,509
---------------------------------------------------------------------------------------------------------------------------
  Net unrealized appreciation of investment securities, foreign currencies, and
    options contracts                                                                        79,138,554         411,202,260
---------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets resulting from operations                                 683,834,257       1,030,584,313
---------------------------------------------------------------------------------------------------------------------------
Dividends to shareholders from net investment income:
  Class A                                                                                            --         (14,842,521)
---------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                                                --            (290,923)
---------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains on investment securities:
  Class A                                                                                  (606,609,217)       (387,332,253)
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                                                    (7,814,517)                 --
---------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                                        (7,332,667)         (4,072,920)
---------------------------------------------------------------------------------------------------------------------------
Net equalization credits:
  Class A                                                                                     2,368,957             204,025
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                                                       992,175             297,921
---------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                                            65,590              71,195
---------------------------------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                                                   362,344,237         (17,628,236)
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                                                   210,825,508          41,458,876
---------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                                         5,462,015           6,504,480
---------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets                                                           644,136,338         654,953,957
---------------------------------------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                                                     4,661,298,749       4,006,344,792
---------------------------------------------------------------------------------------------------------------------------
  End of period                                                                          $5,305,435,087      $4,661,298,749
===========================================================================================================================
NET ASSETS CONSIST OF:
  Capital (par value and additional paid-in)                                             $3,649,184,459      $3,070,552,699
---------------------------------------------------------------------------------------------------------------------------
  Undistributed net investment income                                                        44,516,626          25,028,873
---------------------------------------------------------------------------------------------------------------------------
  Undistributed net realized gain on sales of investment securities, foreign
    currencies, futures and options contracts                                               580,711,311         613,833,040
---------------------------------------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign currencies, and option
    contracts                                                                             1,031,022,691         951,884,137
---------------------------------------------------------------------------------------------------------------------------
                                                                                         $5,305,435,087      $4,661,298,749
===========================================================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 1996

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Weingarten Fund (the "Fund") is a series of AIM Equity Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six operating diversified portfolios: AIM Weingarten Fund, AIM Aggressive Growth Fund, AIM Blue Chip Fund, AIM Capital Development Fund, AIM Charter Fund and AIM Constellation Fund. The Fund currently offers three different classes of shares: the Class A shares, Class B shares and the Institutional Class. Matters affecting each portfolio or class will be voted on exclusively by such shareholders. The assets, liabilities and operations of each portfolio are accounted for separately. The Fund's investment objective is to seek growth of capital principally through investment in common stocks of seasoned and better capitalized companies. Information presented in these financial statements pertains only to the Fund.
  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. Security Valuations--Except as provided in the next sentence, a security listed or traded on an exchange is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Exchange listed convertible bonds are valued at the mean between the closing bid and asked prices obtained from a broker-dealer. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Foreign Currency Translations--Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
C. Foreign Currency Contracts--A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts.
D. Stock Index Futures Contracts--The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, and/or by securing a standby letter of credit from a major commercial bank, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in the value of the contract may not correlate with changes in the securities being hedged.
E. Covered Call Options--The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
       A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written. The Fund will not write a covered call option if, immediately thereafter, the aggregate value of the securities underlying all such options, determined as of the dates such options were written, would exceed 25% of the net assets of the Fund.
F. Securities Transactions, Investment Income and Distributions--Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the specific identification of securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. On October 31, 1996 $1,913,444 was reclassified from undistributed net realized gains to undistributed net investment income as a result of differing book/tax treatment of foreign currency transactions. Net assets of the Fund were unaffected as a result of this reclassification.
G. Federal Income Taxes--The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
H. Expenses--Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses which are applicable to all classes, eg. advisory fees, are allocated among them.
I. Equalization--The Fund follows the accounting practice known as equalization by which a portion of the proceeds from sales and the costs of repurchases of Fund shares, equivalent on a per share basis to the amount of undistributed net investment income, is credited or charged to undistributed net income when the transaction is recorded so that undistributed net investment income per share is unaffected by sales or redemptions of Fund shares.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). The terms of the master investment advisory agreement provide that the Fund shall pay an advisory fee to AIM at an annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $350 million, plus 0.625% of the Fund's average daily net assets in excess of $350 million. AIM is currently voluntarily waiving a portion of its advisory fees payable by the Fund to AIM to the extent necessary to reduce the fees paid by the Fund at net asset levels higher than those currently incorporated in the present advisory fee schedule. AIM will receive a fee calculated at the annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $350 million, plus 0.625% of the Fund's average daily net assets in excess of $350 million to and including $2 billion, plus 0.60% of the Fund's average daily net assets in excess of $2 billion to and including $3 billion, plus 0.575% of the Fund's average daily net assets in excess of $3 billion to and including $4 billion, plus 0.55% of the Fund's average daily net assets in excess of $4 billion. The waiver of fees is entirely voluntary but approval is required by the Board of Directors of the Company for any decision by AIM to discontinue the waiver. During the year ended October 31, 1996, AIM waived fees of $1,458,804. Under the terms of a master sub-advisory agreement between AIM and A I M Capital Management, Inc. ("AIM Capital"), AIM pays AIM Capital 50% of the amount paid by the Fund to AIM.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended October 31, 1996, AIM was reimbursed $132,643 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") for certain costs incurred in providing transfer agency services to the Class A shares and Class B shares. During the year ended October 31, 1996, AFS was reimbursed $4,391,818 for such services.
  During the year ended October 31, 1996, the Fund, pursuant to a transfer agency and service agreement, paid A I M Institutional Fund Services, Inc. ("AIFS") $4,292 for shareholder and transfer agency services with respect to the Institutional Class.
  The Fund received reductions in transfer agency fees of $70,737 from dividends received on balances in cash management bank accounts. In addition, the Fund incurred expenses of $5,756 for pricing services which are paid through directed brokerage commissions. The effect of the above arrangements resulted in a reduction in the Fund's total expenses of $76,493 during the year ended October 31, 1996.
  The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A and Class B shares and a master distribution agreement with Fund Management Company ("FMC") to serve as the distributor for the Institutional Class. The Company has adopted Plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares (the "Class A Plan") and with respect to the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A Plan, pays AIM Distributors compensation at the annual rate of 0.30% of the average daily net assets attributable to the Class A shares. The Class A Plan is designed to compensate AIM Distributors for certain promotional and other sales related costs, and to implement a program which provides periodic payments to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Fund. The Fund, pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets attributable to the Class B shares. Of this amount, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class B shares of the Fund. Any amounts not paid as a service fee under such Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by the respective classes. AIM Distributors may, from time to time, assign, transfer or pledge to one or more designees, its rights to all or a designated portion of
(a) compensation received by AIM Distributors from the Fund pursuant to the Class B Plan (but not AIM Distributors duties and obligations pursuant to the Class B Plan) and (b) any contingent deferred sales charges received by AIM Distributors related to the Class B shares. During the year ended October 31, 1996, the Class A shares and the Class B shares paid AIM Distributors $14,212,254 and $1,514,633, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $2,259,328 from sales of shares of the Class A shares of the Fund during the year ended October 31, 1996. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 1996, AIM Distributors received commissions of $34,185 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and directors of the Company are officers and directors of AIM, AIM Capital, AIM Distributors, AFS, AIFS and FMC.
  During the year ended October 31, 1996, the Fund paid legal fees of $14,974 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold during the year ended October 31, 1996 was $7,636,727,517 and $7,477,919,832, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities on a tax basis as of October 31, 1996 is as follows:

Aggregate unrealized appreciation of
  investment securities                      $1,085,136,998
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (61,959,672)
-----------------------------------------------------------
Net unrealized appreciation of investment
  securities                                 $1,023,177,326
===========================================================

Cost of investments for tax purposes is $4,375,530,153.

NOTE 4-DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company invests directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $325,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. Prior to an amendment of the line of credit on July 19, 1996, the Fund was limited to borrowing $68,400,000. During the year ended October 31, 1996, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.08% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-OPTION CONTRACTS WRITTEN

Transactions in call options written during the year ended October 31, 1996 are summarized as follows:

                                        OPTION CONTRACTS
                                   ---------------------------
                                    NUMBER
                                      OF            PREMIUMS
                                   CONTRACTS        RECEIVED
                                   ---------      ------------
Beginning of year                       -0-                 --
--------------------------------------------------------------
Written                             139,095       $ 55,345,942
--------------------------------------------------------------
Closed                              (61,183)       (25,179,074)
--------------------------------------------------------------
Exercised                           (16,555)        (4,365,829)
--------------------------------------------------------------
Expired                             (12,549)        (3,199,967)
--------------------------------------------------------------
End of year                          48,808       $ 22,601,072
--------------------------------------------------------------

Open call option contracts written at October 31, 1996 were as follows:

                                                                                                  OCTOBER 31,        UNREALIZED
                                            CONTRACT     STRIKE     NUMBER OF       PREMIUM           1996          APPRECIATION
                   ISSUE                     MONTH       PRICE      CONTRACTS      RECEIVED       MARKET VALUE     (DEPRECIATION)
                   -----                    --------     ------     ---------     -----------     ------------     --------------
Baxter International Inc.                      Dec         40             77      $    22,868     $    19,250       $      3,618
Beneficial Corp.                               Jan         55          1,250          635,605         632,813              2,792
Boston Scientific Corp.                        Jan         50          2,500        1,824,939       1,625,000            199,939
Cascade Communications Corp.                   Jan         80          2,750        1,535,823       1,546,875            (11,052)
Chase Manhattan Corp.                          Jan         75          2,000        1,641,945       2,375,000           (733,055)
Electronics For Imaging, Inc.                  Jan         80            318          242,126         174,900             67,226
Federal Home Loan Mortgage Corp.               Jan         90          2,332        1,885,359       2,915,000         (1,029,641)
Federal National Mortgage Association          Dec         30          6,086        3,170,699       5,705,625         (2,534,926)
First Data Corp.                               Dec         85          2,500          554,981         296,875            258,106
HBO & Co.                                      Feb         60          3,000        1,337,955       2,400,000         (1,062,045)
HBO & Co.                                      Feb         70          3,000        1,649,987       1,218,750            431,237
PaineWebber Group Inc.                         Jan         25          8,500          930,718         850,000             80,718
Parametric Technology Co.                      Dec         50          1,580          622,066         424,625            197,441
Procter & Gamble Co.                           Dec         90          1,500          874,771       1,500,000           (625,229)
Storage Technology Corp.                       Dec         40          4,915        2,451,088       2,058,156            392,932
Sun Microsystems Inc.                          Nov         60          4,000        2,383,920       1,162,500          1,221,420
Williams Cos., Inc. (The)                      Dec         50          2,500          836,222         890,625            (54,403)
---------------------------------------------------------------------------------------------------------------------------------
                                                                      48,808      $22,601,072     $25,795,994       $ (3,194,922)
---------------------------------------------------------------------------------------------------------------------------------

NOTE 7-CAPITAL STOCK

Changes in the capital stock outstanding during the years ended October 31, 1996 and 1995 were as follows:

                                                                            1996                           1995
                                                                 ---------------------------      --------------------------
                                                                   SHARES           AMOUNT          SHARES          AMOUNT
                                                                 ----------       ----------      ----------      ----------
Sold:
  Class A                                                        34,550,539     $648,183,624      32,034,901    $559,325,258
----------------------------------------------------------------------------------------------------------------------------
  Class B*                                                       12,381,545      231,706,372       2,180,033      43,415,613
----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                               516,716        9,877,153         559,557      10,092,219
----------------------------------------------------------------------------------------------------------------------------
Issued as a reinvestment of dividends:
  Class A                                                        32,395,132      557,844,149      24,460,017     361,036,594
----------------------------------------------------------------------------------------------------------------------------
  Class B*                                                          425,933        7,326,082              --              --
----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                               338,803        5,871,449         199,304       2,950,819
----------------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                       (44,929,759)    (843,683,536)    (54,445,065)   (937,990,088)
----------------------------------------------------------------------------------------------------------------------------
  Class B*                                                       (1,500,861)     (28,206,946)        (97,524)     (1,956,737)
----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                              (552,275)     (10,286,587)       (363,327)     (6,538,558)
----------------------------------------------------------------------------------------------------------------------------
                                                                 33,625,773     $578,631,760       4,527,896     $30,335,120
============================================================================================================================

* Class B shares commenced sales on June 26, 1995.

Financials

NOTE 8-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a Class A share outstanding during each of the years in the eight-year period ended October 31, 1996, the ten months ended October 31, 1988 and the year ended December 31, 1987 and for a Class B share outstanding during the year ended October 31, 1996 and the period June 26, 1995 (date sales commenced) through October 31, 1995.(a)

CLASS A:

                                                                                 OCTOBER 31,
                                          ---------------------------------------------------------------------------------------
                                             1996             1995         1994        1993        1992         1991       1990
                                          ----------       ----------   ----------  ----------  ----------   ----------  --------
Net asset value, beginning of period      $    20.33       $    17.82   $    17.62  $    16.68  $    15.76   $    11.15  $  12.32
----------------------------------------  ----------       ----------   ----------  ----------  ----------   ----------  --------
Income from investment operations:
 Net investment income                          0.06               --         0.07        0.10        0.10         0.11      0.09
----------------------------------------  ----------       ----------   ----------  ----------  ----------   ----------  --------
 Net gains (losses) on securities (both
   realized and unrealized)                     2.51             4.36         0.57        0.93        0.98         4.80     (0.56)
----------------------------------------  ----------       ----------   ----------  ----------  ----------   ----------  --------
   Total from investment operations             2.57             4.36         0.64        1.03        1.08         4.91     (0.47)
----------------------------------------  ----------       ----------   ----------  ----------  ----------   ----------  --------
Less distributions:
 Dividends from net investment income             --            (0.07)       (0.11)      (0.09)      (0.07)       (0.09)    (0.06)
----------------------------------------  ----------       ----------   ----------  ----------  ----------   ----------  --------
 Distributions from net realized capital
   gains                                       (2.71)           (1.78)       (0.33)         --       (0.09)       (0.21)    (0.64)
----------------------------------------  ----------       ----------   ----------  ----------  ----------   ----------  --------
   Total distributions                         (2.71)           (1.85)       (0.44)      (0.09)      (0.16)       (0.30)    (0.70)
----------------------------------------  ----------       ----------   ----------  ----------  ----------   ----------  --------
Net asset value, end of period            $    20.19       $    20.33   $    17.82  $    17.62  $    16.68   $    15.76  $  11.15
========================================  ==========       ==========   ==========  ==========  ==========   ==========  ========
Total return(c)                                14.81%           28.20%        3.76%       6.17%       6.85%       44.88%    (4.03)%
========================================  ==========       ==========   ==========  ==========  ==========   ==========  ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)  $4,977,493       $4,564,730   $3,965,858  $4,999,983  $5,198,835   $2,534,331  $632,522
========================================  ==========       ==========   ==========  ==========  ==========   ==========  ========
Ratio of expenses to average net
 assets(d)                                      1.12%(f)(g)      1.17%        1.21%       1.13%       1.13%        1.18%     1.25%
========================================  ==========       ==========   ==========  ==========  ==========   ==========  ========
Ratio of net investment income to
 average net assets(e)                          0.33%(f)        (0.02)%       0.45%       0.62%       0.60%        0.72%     0.75%
========================================  ==========       ==========   ==========  ==========  ==========   ==========  ========
Portfolio turnover rate                          159%             139%         136%        109%         37%          46%       79%
========================================  ==========       ==========   ==========  ==========  ==========   ==========  ========
Average broker commission rate(i)         $   0.0615              N/A          N/A         N/A         N/A          N/A       N/A
========================================  ==========       ==========   ==========  ==========  ==========   ==========  ========
Borrowings for the period:
Amount of debt outstanding at end of
 period (000s omitted)                            --               --           --          --          --           --        --
========================================  ==========       ==========   ==========  ==========  ==========   ==========  ========
Average amount of debt outstanding
 during the period (000s omitted)(j)              --       $      593           --          --          --           --  $    485
========================================  ==========       ==========   ==========  ==========  ==========   ==========  ========
Average number of shares outstanding
 during the period (000s omitted)(j)         248,189          229,272      249,351     314,490     246,273      102,353    44,770
========================================  ==========       ==========   ==========  ==========  ==========   ==========  ========
Average amount of debt per share during
 the period                                       --       $   0.0026           --          --          --           --  $  0.011
========================================  ==========       ==========   ==========  ==========  ==========   ==========  ========

                                                                    DECEMBER 31,
                                                                    ------------
                                            1989         1988(b)        1987
                                          --------      --------      --------
Net asset value, beginning of period      $   9.23      $   8.36      $   8.82
----------------------------------------  --------      --------      --------
Income from investment operations:
 Net investment income                        0.10          0.07          0.07
----------------------------------------  --------      --------      --------
 Net gains (losses) on securities (both
   realized and unrealized)                   3.10          0.80          0.83
----------------------------------------  --------      --------      --------
   Total from investment operations           3.20          0.87          0.90
----------------------------------------  --------      --------      --------
Less distributions:
 Dividends from net investment income        (0.11)           --         (0.09)
----------------------------------------  --------      --------      --------
 Distributions from net realized capital
   gains                                        --            --         (1.27)
----------------------------------------  --------      --------      --------
   Total distributions                       (0.11)           --         (1.36)
----------------------------------------  --------      --------      --------
Net asset value, end of period            $  12.32      $   9.23      $   8.36
----------------------------------------  --------      --------      --------
Total return(c)                              35.13%        10.41%         9.75%
----------------------------------------  --------      --------      --------
Ratios/supplemental data:
Net assets, end of period (000s omitted)  $393,320      $297,284      $286,453
========================================  ========      ========      ========
Ratio of expenses to average net
 assets(d)                                    1.19%         1.08%(h)      0.95%
========================================  ========      ========      ========
Ratio of net investment income to
 average net assets(e)                        0.96%         0.90%(h)      0.66%
========================================  ========      ========      ========
Portfolio turnover rate                         87%           93%          108%
========================================  ========      ========      ========
Average broker commission rate(i)              N/A           N/A           N/A
========================================  ========      ========      ========
Borrowings for the period:
Amount of debt outstanding at end of
 period (000s omitted)                    $  3,781            --      $    355
========================================  ========      ========      ========
Average amount of debt outstanding
 during the period (000s omitted)(j)      $  1,083      $    229      $    509
========================================  ========      ========      ========
Average number of shares outstanding
 during the period (000s omitted)(j)        31,275        33,031        25,825
========================================  ========      ========      ========
Average amount of debt per share during
 the period                               $  0.035      $  0.007      $  0.020
========================================  ========      ========      ========

(a) Per share information has been restated to reflect a 2 for 1 stock split, effected in the form of a dividend, on September 29, 1987.

(b) The Fund changed investment advisors on September 30, 1988.

(c) Does not deduct sales charges and, for periods less than one year, total returns are not annualized.

(d) Ratios of expenses prior to waiver of advisory fees are 1.15%, 1.19%, 1.24%, 1.17%, and 1.15% for the years 1996-1992, respectively.

(e) Ratios of net investment income (loss) prior to waiver of advisory fees are 0.30%, (0.04)%, 0.42%, 0.58%, and 0.58% for the years 1996-1992, respectively.

(f) After waiver of advisory fees. Ratios are based on average net assets of $4,737,418,087.

(g) Includes indirectly paid expenses. Excluding indirectly paid expenses, the ratio of expenses to average net assets would have remained the same.

(h) Annualized.

(i) Disclosure requirement beginning with the Fund's fiscal year ending October 31, 1996.

(j) Averages computed on a daily basis.

                                                                   Financials

CLASS B:

                                                                                                      1996             1995
                                                                                                    ---------        ---------
Net asset value, beginning of period                                                                $   20.28        $   18.56
--------------------------------------------------------------------------------------------------  ---------        ---------
Income from investment operations:
  Net investment income (loss)                                                                          (0.05)(a)        (0.03)
--------------------------------------------------------------------------------------------------  ---------        ---------
  Net gains (losses) on securities (both realized and unrealized)                                        2.46             1.75
--------------------------------------------------------------------------------------------------  ---------        ---------
    Total from investment operations                                                                     2.41             1.72
--------------------------------------------------------------------------------------------------  ---------        ---------
Less distributions:
  Distributions from net realized capital gains                                                         (2.71)              --
--------------------------------------------------------------------------------------------------  ---------        ---------
Net asset value, end of period                                                                      $   19.98        $   20.28
==================================================================================================  =========        =========
Total return(b)                                                                                         13.95%            9.27%
==================================================================================================  =========        =========
Ratios/supplemental data:
Net assets, end of period (000's omitted)                                                           $ 267,459        $  42,238
==================================================================================================  =========        =========
Ratio of expenses to average net assets                                                                  1.95%(c)(d)      1.91%(e)
==================================================================================================  =========        =========
Ratio of net investment income (loss) to average net assets                                             (0.50)%(c)       (0.76)%(e)
==================================================================================================  =========        =========
Portfolio turnover rate                                                                                   159%             139%
==================================================================================================  =========        =========
Average broker commission rate(f)                                                                   $  0.0615              N/A
==================================================================================================  =========        =========
Borrowings for the period:
Amount of debt outstanding at end of
  period (000s omitted)                                                                                    --               --
==================================================================================================  =========        =========
Average amount of debt outstanding during the
  period (000s omitted)(g)                                                                                 --        $       3
==================================================================================================  =========        =========
Average number of shares outstanding during the
  period (000s omitted)(g)                                                                              7,956            1,036
==================================================================================================  =========        =========
Average amount of debt per share during the period                                                         --        $  0.0029
==================================================================================================  =========        =========

(a) Calculated using average shares outstanding.

(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.

(c) After waiver of advisory fees. Ratios are based on average net assets of $151,463,325. Ratios of expenses and net investment income (loss) to average net assets prior to waiver of advisory fees were 1.98% and (0.53)%.

(d) Includes indirectly paid expenses. Excluding indirectly paid expenses, the ratio of expenses to average net assets would have remained the same.

(e) Annualized. After waiver of advisory fees. Annualized ratios of expenses and net investment income (loss) to average net assets prior to waiver of advisory fees were 1.94% and (0.79)%, respectively.

(f) Disclosure requirement beginning with the Fund's fiscal year ending October 31, 1996.

(g) Averages computed on a daily basis.

NOTE 9-SUBSEQUENT EVENT

On November 4, 1996, A I M Management Group Inc. ("AIM Management") and INVESCO PLC announced the execution of an agreement and plan of merger pursuant to which AIM Management will be merged with and into a direct wholly-owned subsidiary of INVESCO PLC. AIM Management is the parent company of the Fund's advisor. The merger is conditional on, among other things, approval by the shareholders of INVESCO PLC and AIM Management and the shareholders of the AIM funds and the mutual funds managed by INVESCO PLC, and is expected to take place during the first quarter of 1997.

                      INDEPENDENT AUDITORS' REPORT

                      To the Shareholders and Board of Directors
                      AIM Constellation Fund:
                      We have audited the accompanying statement of assets and liabilities of the AIM Constellation Fund (a portfolio of AIM Equity Funds, Inc.), including the schedule of investments, as of October 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the eight-year period then ended, the ten months ended October 31, 1988, and the year ended December 31, 1987. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
                        We conducted our audits in accordance with generally
                      accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
                        In our opinion, the financial statements and financial
                      highlights referred to above present fairly, in all material respects, the financial position of AIM Constellation Fund as of October 31, 1996, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the eight-year period then ended, the ten months ended October 31, 1988, and the year ended December 31, 1997, in conformity with generally accepted accounting principles.

                                                KPMG Peat Marwick LLP

                      Houston, Texas
                      December 6, 1996

SCHEDULE OF INVESTMENTS

October 31, 1996

                                                      MARKET
                                     SHARES           VALUE
DOMESTIC COMMON STOCKS-84.91%

ADVERTISING/BROADCASTING-1.58%

American Radio Systems
  Corp.(a)(b)                          650,000   $     19,825,000
-----------------------------------------------------------------
CanWest Global Communications
  Corp.                              2,250,000         23,906,250
-----------------------------------------------------------------
Chancellor Corp.-Class A(a)(b)         500,000         16,125,000
-----------------------------------------------------------------
Clear Channel Communications,
  Inc.(a)                              750,000         54,750,000
-----------------------------------------------------------------
Infinity Broadcasting
  Corp.-Class A(a)                     787,500         22,837,500
-----------------------------------------------------------------
Jacor Communications, Inc.(a)        1,000,000         28,000,000
-----------------------------------------------------------------
Paxson Communications Corp.(a)       1,000,000          8,875,000
-----------------------------------------------------------------
True North Communications, Inc.        325,700          7,735,375
-----------------------------------------------------------------
                                                      182,054,125
-----------------------------------------------------------------

AUTOMOBILE/TRUCKS PARTS &
  TIRES-0.12%

Mark IV Industries, Inc.               656,250         14,191,406
-----------------------------------------------------------------
BANKING-0.55%
Bank of Boston Corp.                 1,000,000         64,000,000
-----------------------------------------------------------------
BIOTECHNOLOGY-0.73%
AMGEN Inc.(a)                        1,000,000         61,312,500
-----------------------------------------------------------------
Guidant Corp.                          500,000         23,062,500
-----------------------------------------------------------------
                                                       84,375,000
-----------------------------------------------------------------

BUSINESS SERVICES-0.90%

AccuStaff, Inc.(a)                     500,000         13,375,000
-----------------------------------------------------------------
APAC Teleservices, Inc.(a)             200,000          9,225,000
-----------------------------------------------------------------
Career Horizons, Inc.(a)               350,000         14,218,750
-----------------------------------------------------------------
Corrections Corporation of
  America                              100,100          2,602,600
-----------------------------------------------------------------
CUC International, Inc.(a)             900,000         22,050,000
-----------------------------------------------------------------
Equifax, Inc.                          500,000         14,875,000
-----------------------------------------------------------------
HealthCare COMPARE Corp.(a)            493,900         21,731,600
-----------------------------------------------------------------
Paychex, Inc.                          100,000          5,700,000
-----------------------------------------------------------------
                                                      103,777,950
-----------------------------------------------------------------

CHEMICALS (SPECIALTY)-0.52%

Airgas, Inc.(a)                      1,857,400         42,023,675
-----------------------------------------------------------------
IMC Global, Inc.                       500,000         18,750,000
-----------------------------------------------------------------
                                                       60,773,675
-----------------------------------------------------------------

COMPUTER MINI/PCS-2.77%

Compaq Computer Corp.(a)             1,350,000         93,993,750
-----------------------------------------------------------------
Dell Computer Corp.(a)                 900,000         73,237,500
-----------------------------------------------------------------
Rational Software Corp.(a)           1,050,000         40,293,750
-----------------------------------------------------------------
Sun Microsystems, Inc.(a)            1,850,000        112,850,000
-----------------------------------------------------------------
                                                      320,375,000
-----------------------------------------------------------------

COMPUTER NETWORKING-5.83%

ACT Networks, Inc.(a)(b)               500,000         17,125,000
-----------------------------------------------------------------
Ascend Communications, Inc.(a)       1,486,800         97,199,550
-----------------------------------------------------------------
Auspex Systems, Inc.(a)                311,700          3,194,925
-----------------------------------------------------------------
Cabletron Systems, Inc.(a)           1,000,000         62,375,000
-----------------------------------------------------------------
Cascade Communications Corp.(a)      1,500,000        108,937,500
-----------------------------------------------------------------
Cisco Systems, Inc.(a)               2,500,000        154,687,500
-----------------------------------------------------------------

                                                      MARKET
                                     SHARES           VALUE
COMPUTER NETWORKING-(CONTINUED)

FORE Systems, Inc.(a)                1,650,000   $     65,587,500
-----------------------------------------------------------------
Shiva Corp.(a)                         212,400          8,708,400
-----------------------------------------------------------------
Sync Research, Inc.(a)(b)              500,000          6,625,000
-----------------------------------------------------------------
3Com Corp.(a)                        2,000,000        135,250,000
-----------------------------------------------------------------
Xircom, Inc.(a)                        662,200         13,409,550
-----------------------------------------------------------------
                                                      673,099,925
-----------------------------------------------------------------

COMPUTER PERIPHERALS-1.39%

Adaptec, Inc.(a)                       500,000         30,437,500
-----------------------------------------------------------------
American Power Conversion
  Corp.(a)                             563,300         12,040,537
-----------------------------------------------------------------
Microchip Technology, Inc.(a)        1,000,050         36,251,812
-----------------------------------------------------------------
U.S. Robotics Corp.(a)               1,300,000         81,737,500
-----------------------------------------------------------------
                                                      160,467,349
-----------------------------------------------------------------

COMPUTER
  SOFTWARE/SERVICES-12.85%

Affiliated Computer Services,
  Inc.(a)                              245,600         13,508,000
-----------------------------------------------------------------
BISYS Group, Inc. (The)(a)             463,200         17,254,200
-----------------------------------------------------------------
BMC Software, Inc.(a)                1,000,000         83,000,000
-----------------------------------------------------------------
Cadence Design Systems, Inc.(a)        500,000         18,250,000
-----------------------------------------------------------------
Ceridian Corp.(a)                    1,000,000         49,625,000
-----------------------------------------------------------------
Computer Associates
  International, Inc.                1,875,000        110,859,375
-----------------------------------------------------------------
Computer Sciences Corp.(a)             700,000         51,975,000
-----------------------------------------------------------------
Compuware Corp.(a)                   1,000,000         52,750,000
-----------------------------------------------------------------
CSG Systems International,
  Inc.(a)                              510,000          8,542,500
-----------------------------------------------------------------
DST Systems, Inc.(a)                 1,000,000         30,750,000
-----------------------------------------------------------------
Electronic Arts, Inc.(a)               850,000         31,875,000
-----------------------------------------------------------------
First Data Corp.                       600,000         47,850,000
-----------------------------------------------------------------
HBO & Co.                            1,000,000         60,125,000
-----------------------------------------------------------------
HPR, Inc.(a)                           500,000          7,000,000
-----------------------------------------------------------------
IDX Systems Corp.(a)                   306,900          9,053,550
-----------------------------------------------------------------
Integrated Systems, Inc.(a)            428,700         11,574,900
-----------------------------------------------------------------
Intuit, Inc.(a)                        750,000         20,250,000
-----------------------------------------------------------------
McAfee Associates, Inc.(a)           1,524,200         69,351,100
-----------------------------------------------------------------
Metromail Corp.                        500,000          9,187,500
-----------------------------------------------------------------
Microsoft Corp.(a)                   2,000,000        274,500,000
-----------------------------------------------------------------
National Data Corp.                    600,000         24,675,000
-----------------------------------------------------------------
Network General Corp.(a)(b)          2,185,000         52,713,125
-----------------------------------------------------------------
Oracle Corp.(a)                      2,499,950        105,779,134
-----------------------------------------------------------------
Parametric Technology Corp.(a)       2,400,000        117,300,000
-----------------------------------------------------------------
Physician Computer Network,
  Inc.(a)                            1,500,000         13,406,250
-----------------------------------------------------------------
Pure Atria Corp.(a)                     57,700          1,572,325
-----------------------------------------------------------------
Sterling Commerce, Inc.(a)           1,696,300         47,708,438
-----------------------------------------------------------------
Sterling Software, Inc.(a)             500,000         16,250,000
-----------------------------------------------------------------
Structural Dynamics Research
  Corp.(a)                           1,100,000         19,525,000
-----------------------------------------------------------------
SunGard Data Systems Inc.(a)           530,000         22,657,500
-----------------------------------------------------------------
Synopsys, Inc.(a)                    1,500,000         67,500,000
-----------------------------------------------------------------
Tecnomatix Technologies Ltd.(a)        329,500          5,725,063
-----------------------------------------------------------------
Transition Systems, Inc.(a)             33,300            316,350
-----------------------------------------------------------------

                                                      MARKET
                                     SHARES           VALUE
COMPUTER SOFTWARE/SERVICES-(CONTINUED)

Wind River Systems(a)                  300,000   $     12,750,000
-----------------------------------------------------------------
                                                    1,485,159,310
-----------------------------------------------------------------

CONGLOMERATES-0.63%

Corning, Inc.                        1,000,000         38,750,000
-----------------------------------------------------------------
Tyco International Ltd.                411,982         20,444,606
-----------------------------------------------------------------
U.S. Industries, Inc.(a)               500,000         13,500,000
-----------------------------------------------------------------
                                                       72,694,606
-----------------------------------------------------------------

ELECTRONIC COMPONENTS/MISCELLANEOUS-1.04%

AMETEK, Inc.                           200,000          3,975,000
-----------------------------------------------------------------
Berg Electronics Corp.(a)              500,000         14,125,000
-----------------------------------------------------------------
BMC Industries, Inc.                   500,000         14,812,500
-----------------------------------------------------------------
Checkpoint Systems, Inc.(a)            450,000         10,068,750
-----------------------------------------------------------------
Methode Electronics, Inc.-Class
  A                                    450,000          8,775,000
-----------------------------------------------------------------
Molex, Inc.-Class A                    234,375          7,587,890
-----------------------------------------------------------------
SCI Systems, Inc.(a)                   500,000         24,875,000
-----------------------------------------------------------------
Symbol Technologies, Inc.(a)           600,000         26,925,000
-----------------------------------------------------------------
Thermo Instrument Systems,
  Inc.(a)                              300,000          9,075,000
-----------------------------------------------------------------
                                                      120,219,140
-----------------------------------------------------------------

FINANCE (ASSET MANAGEMENT)-0.11%

Imperial Credit Industries,
  Inc.(a)                              700,000         12,687,500
-----------------------------------------------------------------

FINANCE (CONSUMER CREDIT)-4.20%

Aames Financial Corp.                  309,100         13,793,587
-----------------------------------------------------------------
Beneficial Corp.                       400,000         23,400,000
-----------------------------------------------------------------
Capital One Financial Corp.          1,500,000         46,687,500
-----------------------------------------------------------------
Cityscape Financial Corp.(a)           474,300         12,213,225
-----------------------------------------------------------------
Concord EFS, Inc.(a)                    97,100          2,815,900
-----------------------------------------------------------------
Credit Acceptance Corp.(a)           1,128,800         30,477,600
-----------------------------------------------------------------
First USA, Inc.                        400,000         23,000,000
-----------------------------------------------------------------
Green Tree Financial Corp.           2,150,000         85,193,750
-----------------------------------------------------------------
Household International, Inc.          650,000         57,525,000
-----------------------------------------------------------------
MBNA Corp.                           1,500,000         56,625,000
-----------------------------------------------------------------
Money Store, Inc. (The)              1,250,000         32,187,500
-----------------------------------------------------------------
Olympic Financial Ltd.(a)            1,431,200         22,720,300
-----------------------------------------------------------------
PMT Services, Inc.(a)                  553,500         11,070,000
-----------------------------------------------------------------
Southern Pacific Funding
  Corp.(a)                             116,100          3,657,150
-----------------------------------------------------------------
Student Loan Marketing
  Association                          450,000         37,237,500
-----------------------------------------------------------------
SunAmerica, Inc.                       700,000         26,250,000
-----------------------------------------------------------------
                                                      484,854,012
-----------------------------------------------------------------

FINANCE (SAVINGS & LOAN)-0.17%

Washington Mutual, Inc.                458,400         19,367,400
-----------------------------------------------------------------

FOOD/PROCESSING-0.25%

Richfood Holdings, Inc.              1,182,100         28,518,163
-----------------------------------------------------------------

FUNERAL SERVICES-0.96%

Service Corp. International          3,000,000         85,500,000
-----------------------------------------------------------------
Stewart Enterprises, Inc.-Class
  A                                    750,000         25,687,500
-----------------------------------------------------------------
                                                      111,187,500
-----------------------------------------------------------------

                                                      MARKET
                                     SHARES           VALUE
FURNITURE-0.26%

Leggett & Platt, Inc.                1,000,000   $     29,875,000
-----------------------------------------------------------------

GAMING-0.75%

GTECH Holdings Corp.(a)                750,000         22,125,000
-----------------------------------------------------------------
International Game Technology        1,875,000         39,609,375
-----------------------------------------------------------------
Trump Hotels & Casino Resorts,
  Inc.(a)(b)                         1,540,800         24,460,200
-----------------------------------------------------------------
                                                       86,194,575
-----------------------------------------------------------------

HOMEBUILDING-0.06%

Oakwood Homes Corp.                    250,000          6,625,000
-----------------------------------------------------------------

HOTELS/MOTELS-1.40%

Doubletree Corp.(a)                    652,800         26,479,200
-----------------------------------------------------------------
HFS, Inc.(a)                         1,200,000         87,900,000
-----------------------------------------------------------------
Promus Hotel Corp.(a)                  650,000         20,637,500
-----------------------------------------------------------------
Sun International Hotels Ltd.(a)       560,300         26,474,175
-----------------------------------------------------------------
                                                      161,490,875
-----------------------------------------------------------------

INSURANCE (LIFE & HEALTH)-0.64%

Compdent Corp.(a)(b)                   700,000         24,062,500
-----------------------------------------------------------------
Conseco, Inc.                          500,000         26,750,000
-----------------------------------------------------------------
RISCORP, Inc.-Class A(a)               172,300            861,500
-----------------------------------------------------------------
United Companies Financial Corp.       750,000         22,406,250
-----------------------------------------------------------------
                                                       74,080,250
-----------------------------------------------------------------

INSURANCE (MULTI-LINE
  PROPERTY)-1.02%

CapMAC Holdings Inc.(b)                850,000         28,368,750
-----------------------------------------------------------------
MGIC Investment Corp.                1,250,000         85,781,250
-----------------------------------------------------------------
Progressive Corp.                       44,900          3,086,875
-----------------------------------------------------------------
                                                      117,236,875
-----------------------------------------------------------------

LEISURE & RECREATION-0.98%

Callaway Golf Co.                    1,250,000         38,281,250
-----------------------------------------------------------------
Harley-Davidson, Inc.                1,000,000         45,125,000
-----------------------------------------------------------------
Mattel, Inc.                           625,000         18,046,875
-----------------------------------------------------------------
Speedway Motorsports, Inc.(a)          511,200         11,693,700
-----------------------------------------------------------------
                                                      113,146,825
-----------------------------------------------------------------

MACHINERY (MISCELLANEOUS)-0.35%

Pentair, Inc.                          500,000         12,625,000
-----------------------------------------------------------------
Thermo Electron Corp.(a)               750,000         27,375,000
-----------------------------------------------------------------
                                                       40,000,000
-----------------------------------------------------------------

MEDICAL (DRUGS)-1.51%

Cardinal Health, Inc.                1,400,000        109,900,000
-----------------------------------------------------------------
Curative Technologies, Inc.(a)         265,000          6,028,750
-----------------------------------------------------------------
Dura Pharmaceuticals, Inc.(a)          250,000          8,625,000
-----------------------------------------------------------------
Express Scripts, Inc.-Class A(a)       750,000         21,843,750
-----------------------------------------------------------------
Jones Medical Industries, Inc.         402,350         17,502,225
-----------------------------------------------------------------
Parexel International Corp.(a)         217,100         10,637,900
-----------------------------------------------------------------
                                                      174,537,625
-----------------------------------------------------------------

MEDICAL (PATIENT SERVICES)-7.66%

American HomePatient Inc.(a)(b)        750,000         17,812,500
-----------------------------------------------------------------
American Medical Response,
  Inc.(a)                              300,000          9,000,000
-----------------------------------------------------------------
American Oncology Resources,
  Inc.(a)                              336,900          2,695,200
-----------------------------------------------------------------
Apria Healthcare Group,
  Inc.(a)(b)                         1,750,000         33,468,750
-----------------------------------------------------------------
ClinTrials Research Inc.(a)            243,300          9,032,513
-----------------------------------------------------------------

                                                      MARKET
                                     SHARES           VALUE
MEDICAL (PATIENT SERVICES)-(CONTINUED)

Columbia/HCA Healthcare Corp.        2,625,000   $     93,843,750
-----------------------------------------------------------------
Genesis Health Ventures, Inc.(a)     1,000,000         22,875,000
-----------------------------------------------------------------
Health Care and Retirement
  Corp.(a)                           2,250,000         55,406,250
-----------------------------------------------------------------
Health Management Associates,
  Inc.-Class A(a)                    2,999,987         65,999,714
-----------------------------------------------------------------
HEALTHSOUTH Corp.(a)                 3,071,000        115,162,500
-----------------------------------------------------------------
Lincare Holdings, Inc.(a)            1,000,000         37,500,000
-----------------------------------------------------------------
Manor Care, Inc.                     1,000,000         39,250,000
-----------------------------------------------------------------
MedPartners, Inc.(a)                   800,000         16,900,000
-----------------------------------------------------------------
OccuSystems, Inc.(a)                   430,000         11,771,250
-----------------------------------------------------------------
OrNda HealthCorp(a)                  2,000,000         54,500,000
-----------------------------------------------------------------
Orthodontic Centers of America,
  Inc.(a)                              524,200          7,535,375
-----------------------------------------------------------------
Oxford Health Plans, Inc.(a)         1,498,600         68,186,300
-----------------------------------------------------------------
PhyCor, Inc.(a)                      1,050,000         32,550,000
-----------------------------------------------------------------
Physicians Resource Group,
  Inc.(a)                              500,000         13,500,000
-----------------------------------------------------------------
Quorum Health Group, Inc.(a)           600,000         16,200,000
-----------------------------------------------------------------
Tenet Healthcare Corp.(a)            2,250,000         46,968,750
-----------------------------------------------------------------
Total Renal Care Holdings,
  Inc.(a)                              550,000         21,450,000
-----------------------------------------------------------------
Universal Health Services,
  Inc.-Class B(a)                    1,350,000         33,750,000
-----------------------------------------------------------------
Vencor, Inc.(a)                      2,000,000         59,250,000
-----------------------------------------------------------------
                                                      884,607,852
-----------------------------------------------------------------

MEDICAL
  INSTRUMENTS/PRODUCTS-4.32%

Advanced Technology
  Laboratories, Inc.(a)                650,000         19,825,000
-----------------------------------------------------------------
Boston Scientific Corp.(a)           1,014,552         55,166,265
-----------------------------------------------------------------
CardioThoracic Systems, Inc.(a)        250,000          4,750,000
-----------------------------------------------------------------
Dentsply International, Inc.           550,000         23,168,750
-----------------------------------------------------------------
Gulf South Medical Supply,
  Inc.(a)(b)                         1,160,400         25,528,800
-----------------------------------------------------------------
IDEXX Laboratories, Inc.(a)          1,000,000         39,250,000
-----------------------------------------------------------------
Invacare Corp.                         885,200         24,785,600
-----------------------------------------------------------------
Medtronic, Inc.                        500,000         32,187,500
-----------------------------------------------------------------
Nellcor Puritan Bennett, Inc.(a)       500,000          9,750,000
-----------------------------------------------------------------
Omnicare, Inc.                       2,000,000         54,500,000
-----------------------------------------------------------------
Physician Sales & Service,
  Inc.(a)                              750,000         15,937,500
-----------------------------------------------------------------
Quintiles Transnational Corp.(a)       500,000         32,875,000
-----------------------------------------------------------------
Spine-Tech, Inc.(a)                     57,600          1,454,400
-----------------------------------------------------------------
St. Jude Medical, Inc.(a)              780,200         30,817,900
-----------------------------------------------------------------
Steris Corp.(a)                        825,000         31,143,750
-----------------------------------------------------------------
Sybron International Corp.(a)        2,000,000         58,250,000
-----------------------------------------------------------------
Target Therapeutics, Inc.(a)           225,000          8,325,000
-----------------------------------------------------------------
US Surgical Corp.                      750,000         31,406,250
-----------------------------------------------------------------
                                                      499,121,715
-----------------------------------------------------------------
OFFICE PRODUCTS-0.52%

Avery Dennison Corp.                   300,000         19,762,500
-----------------------------------------------------------------
Reynolds & Reynolds Co.-Class A      1,517,100         40,013,513
-----------------------------------------------------------------
                                                       59,776,013
-----------------------------------------------------------------

OIL & GAS (DRILLING)-0.35%

Reading & Bates Corp.(a)             1,400,000         40,250,000
-----------------------------------------------------------------
OIL & GAS (EXPLORATION & PRODUCTION)-0.52%
Burlington Resources, Inc.             750,000         37,781,250
-----------------------------------------------------------------

                                                      MARKET
                                     SHARES           VALUE
OIL & GAS (EXPLORATION & PRODUCTION)-(CONTINUED)

Transocean Offshore Inc.               350,000   $     22,137,500
-----------------------------------------------------------------
                                                       59,918,750
-----------------------------------------------------------------
OIL & GAS (SERVICES)-0.52%
Camco International, Inc.              613,700         23,780,875
-----------------------------------------------------------------
Global Marine, Inc.(a)               2,000,000         36,750,000
-----------------------------------------------------------------
                                                       60,530,875
-----------------------------------------------------------------

OIL EQUIPMENT & SUPPLIES-2.18%

Baker Hughes, Inc.                   1,000,000         35,625,000
-----------------------------------------------------------------
Cooper Cameron Corp.(a)                 27,500          1,756,563
-----------------------------------------------------------------
Diamond Offshore Drilling,
  Inc.(a)                            1,000,000         60,875,000
-----------------------------------------------------------------
ENSCO International, Inc.(a)           750,000         32,437,500
-----------------------------------------------------------------
Marine Drilling Co., Inc.(a)         2,000,000         27,750,000
-----------------------------------------------------------------
Pride Petroleum Services,
  Inc.(a)                              518,700          9,077,250
-----------------------------------------------------------------
Rowan Co., Inc.(a)                   1,300,000         29,087,500
-----------------------------------------------------------------
Smith International, Inc.(a)           750,000         28,500,000
-----------------------------------------------------------------
Varco International, Inc.(a)         1,326,100         26,190,475
-----------------------------------------------------------------
                                                      251,299,288
-----------------------------------------------------------------

POLLUTION CONTROL-0.51%

United Waste Systems, Inc.(a)          592,200         20,356,875
-----------------------------------------------------------------
US Filter Corp.(a)                     206,000          7,107,000
-----------------------------------------------------------------
USA Waste Services, Inc.(a)          1,000,000         32,000,000
-----------------------------------------------------------------
                                                       59,463,875
-----------------------------------------------------------------

PUBLISHING-0.28%

Gartner Group, Inc.(a)                 608,200         18,702,150
-----------------------------------------------------------------
Times Mirror Co. (The)                 300,000         13,875,000
-----------------------------------------------------------------
                                                       32,577,150
-----------------------------------------------------------------

RESTAURANTS-1.30%

Apple South, Inc.                      500,000          5,875,000
-----------------------------------------------------------------
Applebee's International, Inc.         843,600         20,562,750
-----------------------------------------------------------------
Brinker International, Inc.(a)       1,400,000         23,800,000
-----------------------------------------------------------------
Cracker Barrel Old Country
  Store, Inc.                          500,000         10,187,500
-----------------------------------------------------------------
Lone Star Steakhouse & Saloon,
  Inc.(a)                            1,250,000         32,031,250
-----------------------------------------------------------------
Outback Steakhouse, Inc.(a)            750,000         17,390,625
-----------------------------------------------------------------
Planet Hollywood International,
  Inc.-Class A(a)                      750,000         15,562,500
-----------------------------------------------------------------
Starbucks Corp.(a)                     750,000         24,375,000
-----------------------------------------------------------------
                                                      149,784,625
-----------------------------------------------------------------

RETAIL (FOOD & DRUG)-3.13%

American Stores Co.                  1,000,000         41,375,000
-----------------------------------------------------------------
Eckerd Corp.(a)                      1,262,800         35,042,700
-----------------------------------------------------------------
Kroger Co. (The)(a)                  1,200,000         53,550,000
-----------------------------------------------------------------
Revco D.S., Inc.(a)                  1,000,000         30,125,000
-----------------------------------------------------------------
Safeway, Inc.(a)                     2,000,000         85,750,000
-----------------------------------------------------------------
Thrifty PayLess Holdings,
  Inc.(a)                            1,513,800         32,357,475
-----------------------------------------------------------------
Vons Companies, Inc. (The)           1,500,000         83,062,500
-----------------------------------------------------------------
                                                      361,262,675
-----------------------------------------------------------------

RETAIL (STORES)-10.61%

AutoZone, Inc.(a)                    1,500,000         38,437,500
-----------------------------------------------------------------
Bed Bath & Beyond, Inc.(a)           1,000,000         25,250,000
-----------------------------------------------------------------
Boise Cascade Office Products
  Corp.(a)                             293,100          5,568,900
-----------------------------------------------------------------

                                                      MARKET
                                     SHARES           VALUE
RETAIL (STORES)-(CONTINUED)

CDW Computer Centers, Inc.(a)          650,000   $     40,909,373
-----------------------------------------------------------------
Claire's Stores, Inc.                  400,000          6,800,000
-----------------------------------------------------------------
CompUSA, Inc.(a)                     1,000,000         46,250,000
-----------------------------------------------------------------
Consolidated Stores Corp.(a)         1,600,000         61,800,000
-----------------------------------------------------------------
Corporate Express, Inc.(a)           1,090,000         35,561,250
-----------------------------------------------------------------
Dayton Hudson Corp.                  1,500,000         51,937,500
-----------------------------------------------------------------
Dillard Department Stores, Inc.        500,000         15,875,000
-----------------------------------------------------------------
Dollar General Corp.                 1,087,093         30,166,830
-----------------------------------------------------------------
Dollar Tree Stores, Inc.(a)            600,000         22,650,000
-----------------------------------------------------------------
Finish Line, Inc. (The) Class
  A(a)                                 422,700         17,964,750
-----------------------------------------------------------------
Gap, Inc. (The)                      1,000,000         29,000,000
-----------------------------------------------------------------
Global DirectMail Corp.(a)             700,000         34,475,000
-----------------------------------------------------------------
Gymboree Corp.(a)(b)                 1,447,000         45,218,750
-----------------------------------------------------------------
Home Depot, Inc.                       100,000          5,475,000
-----------------------------------------------------------------
Jones Apparel Group, Inc.(a)           600,000         18,750,000
-----------------------------------------------------------------
Kohl's Corp.(a)                        838,600         30,189,600
-----------------------------------------------------------------
Lowe's Co., Inc.                     1,000,000         40,375,000
-----------------------------------------------------------------
Men's Wearhouse, Inc.
  (The)(a)(b)                        1,075,050         22,172,906
-----------------------------------------------------------------
Meyer (Fred), Inc.(a)                  700,000         24,587,500
-----------------------------------------------------------------
Micro Warehouse, Inc.(a)             1,250,000         28,750,000
-----------------------------------------------------------------
Neiman Marcus Group, Inc.
  (The)(a)                             300,000          9,787,500
-----------------------------------------------------------------
Oakley, Inc.(a)                      2,000,000         29,750,000
-----------------------------------------------------------------
Pep Boys-Manny, Moe & Jack           1,250,000         43,750,000
-----------------------------------------------------------------
Petco Animal Supplies,
  Inc.(a)(b)                           675,000         15,862,500
-----------------------------------------------------------------
PETsMART, Inc.(a)                    2,000,000         54,000,000
-----------------------------------------------------------------
Ross Stores, Inc.                      437,200         18,143,800
-----------------------------------------------------------------
Saks Holdings, Inc.(a)                 272,900          9,551,500
-----------------------------------------------------------------
Sports Authority, Inc. (The)(a)      1,500,000         36,375,000
-----------------------------------------------------------------
Staples, Inc.(a)                     4,000,000         74,500,000
-----------------------------------------------------------------
Sunglass Hut International,
  Inc.(a)                              628,900          5,581,489
-----------------------------------------------------------------
Tech Data Corp.(a)                   1,500,000         38,625,000
-----------------------------------------------------------------
Tiffany & Co.                          758,900         28,079,300
-----------------------------------------------------------------
TJX Companies, Inc.                    750,000         30,000,000
-----------------------------------------------------------------
Toys "R" Us, Inc.(a)                 2,000,000         67,750,000
-----------------------------------------------------------------
Viking Office Products, Inc.(a)      2,500,000         72,812,500
-----------------------------------------------------------------
Williams-Sonoma, Inc.(a)               500,000         13,750,000
-----------------------------------------------------------------
                                                    1,226,483,448
-----------------------------------------------------------------

SCIENTIFIC INSTRUMENTS-0.08%

Input/Output, Inc.(a)                  300,000          8,925,000
-----------------------------------------------------------------

SEMICONDUCTORS-2.68%

Altera Corp.(a)                        750,000         46,500,000
-----------------------------------------------------------------
Intel Corp.                          2,200,000        241,725,000
-----------------------------------------------------------------
Solectron Corp.(a)                     300,000         16,050,000
-----------------------------------------------------------------
Vitesse Semiconductor Corp.(a)         150,000          4,781,250
-----------------------------------------------------------------
                                                      309,056,250
-----------------------------------------------------------------

SHOES & RELATED APPAREL-1.08%

Nike, Inc.-Class B                   1,000,000         58,875,000
-----------------------------------------------------------------
Nine West Group, Inc.(a)             1,100,000         54,862,500
-----------------------------------------------------------------
Wolverine World Wide, Inc.             450,000         11,137,500
-----------------------------------------------------------------
                                                      124,875,000
-----------------------------------------------------------------

                                                      MARKET
                                     SHARES           VALUE
TELECOMMUNICATIONS-5.33%

ACC Corp.                              358,350   $     15,229,875
-----------------------------------------------------------------
ADC Telecommunications, Inc.(a)      1,500,000        102,562,500
-----------------------------------------------------------------
Allen Group, Inc.                      596,700          9,472,613
-----------------------------------------------------------------
Andrew Corp.(a)                      1,750,000         85,312,500
-----------------------------------------------------------------
Aspect Telecommunications
  Corp.(a)                             550,000         32,725,000
-----------------------------------------------------------------
Billing Information Concepts(a)        400,000         10,450,000
-----------------------------------------------------------------
Frontier Corp.                       1,000,000         29,000,000
-----------------------------------------------------------------
MCI Communications Corp.             2,000,000         50,250,000
-----------------------------------------------------------------
PairGain Technologies, Inc.(a)       1,366,100         94,090,138
-----------------------------------------------------------------
PictureTel Corp.(a)                    500,000         13,500,000
-----------------------------------------------------------------
Premiere Technologies, Inc.(a)          50,300            817,375
-----------------------------------------------------------------
Premisys Communications, Inc.(a)       500,000         25,000,000
-----------------------------------------------------------------
QUALCOMM, Inc.(a)                      600,000         23,850,000
-----------------------------------------------------------------
Tellabs, Inc.(a)                       800,000         68,100,000
-----------------------------------------------------------------
U.S. Long Distance Corp.(a)            343,300          2,875,138
-----------------------------------------------------------------
United States Satellite
  Broadcasting
  Company, Inc.(a)                     412,100          6,645,112
-----------------------------------------------------------------
Western Wireless Corp.-Class
  A(a)(b)                              550,000          9,075,000
-----------------------------------------------------------------
WorldCom, Inc.(a)                    1,500,000         36,562,500
-----------------------------------------------------------------
                                                      615,517,751
-----------------------------------------------------------------

TELEPHONE-0.23%

Century Telephone Enterprises,
  Inc.                                  55,700          1,789,363
-----------------------------------------------------------------
Cincinnati Bell, Inc.                  500,000         24,687,500
-----------------------------------------------------------------
                                                       26,476,863
-----------------------------------------------------------------

TEXTILES-1.78%

Designer Holdings Ltd.(a)              250,000          4,781,250
-----------------------------------------------------------------
Liz Claiborne, Inc.                  1,250,000         52,812,500
-----------------------------------------------------------------
Nautica Enterprises, Inc.(a)         1,200,000         36,900,000
-----------------------------------------------------------------
Russell Corp.                        1,000,000         28,375,000
-----------------------------------------------------------------
Tommy Hilfiger Corp.(a)              1,000,000         52,000,000
-----------------------------------------------------------------
Unifi, Inc.                            978,600         30,458,926
-----------------------------------------------------------------
                                                      205,327,676
-----------------------------------------------------------------

TRANSPORTATION
  (MISCELLANEOUS)-0.16%

AirNet Systems, Inc.(a)                560,000          7,280,000
-----------------------------------------------------------------
Rural/Metro Corp.(a)                   300,000         10,950,000
-----------------------------------------------------------------
                                                       18,230,000
-----------------------------------------------------------------

TRUCKING-0.10%

USFreightways Corp.                    550,000         12,031,250
-----------------------------------------------------------------
    Total Domestic Common Stocks                    9,806,505,142
-----------------------------------------------------------------

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-3.85%

CANADA-0.73%

Agrium, Inc. (Chemicals)               891,100         11,918,463
-----------------------------------------------------------------
Newbridge Networks Corp.
  (Computer Networking)(a)           1,500,000         47,437,500
-----------------------------------------------------------------
Potash Corp. of Saskatchewan
  Inc. (Metals-Miscellaneous)          350,000         24,806,250
-----------------------------------------------------------------
                                                       84,162,213
-----------------------------------------------------------------

FRANCE-0.12%

Roussel-Uclaf (Medical-Drugs)           50,580         13,385,768
-----------------------------------------------------------------

                                                      MARKET
                                     SHARES           VALUE
IRELAND-0.50%

CBT Group PLC-ADR (Computer
  Software/Services)(a)                 49,400   $      2,717,000
-----------------------------------------------------------------
Elan Corp. PLC-ADR
  (Medical-Drugs)(a)                 2,000,000         55,500,000
-----------------------------------------------------------------
                                                       58,217,000
-----------------------------------------------------------------

ISRAEL-0.30%

ECI Telecommunications Ltd.
  Designs (Computer
  Networking)(a)                     1,250,000         25,000,000
-----------------------------------------------------------------
Teva Pharmaceutical Industries
  Ltd.-ADR (Medical-Drugs)             225,000          9,421,875
-----------------------------------------------------------------
                                                       34,421,875
-----------------------------------------------------------------

ITALY-0.30%

Fila Holding S.p.A.-ADR
  (Retail/Stores)                      425,000         30,600,000
-----------------------------------------------------------------
Telecom Italia Mobile S.p.A.
  (Telecommunications)               1,074,000          2,214,550
-----------------------------------------------------------------
Telecom Italia S.p.A.
  (Telecommunications)               1,074,000          2,401,456
-----------------------------------------------------------------
                                                       35,216,006
-----------------------------------------------------------------

NETHERLANDS-0.54%

Baan Co. N.V. (Computer
  Software/Services)(a)                800,000         29,600,000
-----------------------------------------------------------------
Gucci Group NV-ADR (Textiles)          385,000         26,565,000
-----------------------------------------------------------------
Ver Ned Uitgever Bezit
  (Publishing)                         328,500          5,963,223
-----------------------------------------------------------------
                                                       62,128,223
-----------------------------------------------------------------

SWEDEN-0.54%

Telefonaktiebolaget LM
  Ericsson-ADR
  (Telecommunications)               2,250,000         62,156,250
-----------------------------------------------------------------

SWITZERLAND-0.05%

Ciba-Geigy AG (Chemicals)                5,000          6,159,018
-----------------------------------------------------------------

UNITED KINGDOM-0.77%

Burton Group PLC (Retail-Stores)     2,700,000          6,558,838
-----------------------------------------------------------------
Danka Business Systems PLC-ADR
  (Office Automation)                1,937,500         76,773,438
-----------------------------------------------------------------
Granada Group PLC (Leisure &
  Recreation)                          390,000          5,608,154
-----------------------------------------------------------------
                                                       88,940,430
-----------------------------------------------------------------
    Total Foreign Stocks & Other
      Equity Interests                                444,786,783
-----------------------------------------------------------------

                                   PRINCIPAL          MARKET
                                     AMOUNT           VALUE
CONVERTIBLE CORPORATE
  BONDS-0.07%

FINANCE (CONSUMER CREDIT)-0.07%

Cityscape Financial Corp., Conv.
  Sub. Deb.
  6.00%, 05/01/06
  (Acquired 08/06/96-08/29/96;
  Cost $10,090,613)(c)            $  7,815,000   $      8,252,260
-----------------------------------------------------------------
      Total Convertible Corporate Bonds                 8,252,260
-----------------------------------------------------------------

REPURCHASE AGREEMENTS-5.65%(d)

Daiwa Securities America Inc.,
  5.53%, 11/01/96(e)                38,201,444         38,201,444
-----------------------------------------------------------------
SBC Capital Markets Inc.,
  5.55%, 11/01/96(f)               179,000,000        179,000,000
-----------------------------------------------------------------
Smith Barney Shearson Inc.,
  5.60%, 11/01/96(g)               173,000,000        173,000,000
-----------------------------------------------------------------
UBS Securities Inc., 5.60%,
  11/01/96(h)                      262,043,993        262,003,237
-----------------------------------------------------------------
      Total Repurchase Agreements                     652,204,681
-----------------------------------------------------------------

U.S. TREASURY SECURITIES-5.42%

U.S. TREASURY BILLS-5.42%(i)

5.18%, 12/26/96(j)                 208,115,000        206,624,896
-----------------------------------------------------------------
5.05%, 01/02/97(j)                 387,710,000        384,542,409
-----------------------------------------------------------------
4.53%, 02/06/97                     35,000,000         34,536,950
-----------------------------------------------------------------
      Total U.S. Treasury
         Securities                                   625,704,255
-----------------------------------------------------------------
TOTAL INVESTMENTS-99.90%                           11,537,453,121
-----------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-0.10%                                    11,087,841
-----------------------------------------------------------------
NET ASSETS-100.00%                               $ 11,548,540,962
=================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Affiliated issuers are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. The Fund has never owned enough of the outstanding voting securities of any issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate market value of these securities as of October 31, 1996 was $358,443,781 which represented 3.10% of the Fund's net assets.
(c) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of this security has been determined in accordance with procedures established by the Board of Directors. The market value of this security at October 31, 1996 was $8,252,260, which represents 0.07% of net assets.
(d) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Joint repurchase agreement entered into 10/31/96 with a maturing value of $750,115,208. Collaterized by $733,115,000 U.S. Treasury obligations, 0% to 10.375% due 11/15/96 to 08/15/23.
(f) Joint repurchase agreement entered into 10/31/96 with a maturing value of $700,107,917. Collaterized by $691,506,000 U.S. Treasury obligations 0% to 9.125% due 11/30/96 to 10/31/01.
(g) Joint repurchase agreement entered into 10/31/96 with a maturing value of $200,031,111. Collaterized by $254,910,124 U.S. Treasury obligations, 0% to 9.50% due 11/15/96 to 09/01/34.
(h) Joint repurchase agreement entered into 10/31/96 with a maturing value of $300,046,667. Collaterized by $609,995,215 U.S. Government agency obligations 0% to 11.00% due 05/01/09 to 03/01/33.
(i) U.S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(j) A portion of the principal balance was pledged as collateral to cover margin requirements for open future contracts. See Note 6.

Abbreviations:

ADR-American Depository Receipt
Conv.-Convertible
Deb.-Debentures
Sub.-Subordinated

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 1996

ASSETS:

Investments, at market value (cost
  $8,806,097,768)                         $11,537,453,121
---------------------------------------------------------
Foreign currencies, at market value
  (cost $26,216)                                   26,258
---------------------------------------------------------
Receivables for:
  Investments sold                             15,784,521
---------------------------------------------------------
  Capital stock sold                           46,649,903
---------------------------------------------------------
  Dividends and interest                        2,142,548
---------------------------------------------------------
  Variation margin                              6,284,875
---------------------------------------------------------
Investment for deferred compensation
  plan                                             63,878
---------------------------------------------------------
Other assets                                       58,196
---------------------------------------------------------
      Total assets                         11,608,463,300
---------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                        30,867,907
---------------------------------------------------------
  Capital stock reacquired                     16,227,770
---------------------------------------------------------
  Deferred compensation                            63,878
---------------------------------------------------------
Accrued advisory fees                           6,018,167
---------------------------------------------------------
Accrued administrative services fees               19,531
---------------------------------------------------------
Accrued directors' fees                             4,297
---------------------------------------------------------
Accrued distribution fees                       2,890,747
---------------------------------------------------------
Accrued transfer agent fees                     2,020,918
---------------------------------------------------------
Accrued operating expenses                      1,809,123
---------------------------------------------------------
      Total liabilities                        59,922,338
---------------------------------------------------------
Net assets applicable to shares
  outstanding                             $11,548,540,962
=========================================================
NET ASSETS:
Class A                                   $11,255,506,428
=========================================================
Institutional Class                       $   293,034,534
=========================================================
CAPITAL STOCK, $.001 PAR VALUE PER
  SHARE:
Class A:
  Authorized                                  750,000,000
---------------------------------------------------------
  Outstanding                                 441,753,223
=========================================================
Institutional Class:
  Authorized                                  200,000,000
---------------------------------------------------------
  Outstanding                                  11,265,330
=========================================================
CLASS A:
  Net asset value and redemption price
    per share                             $         25.48
=========================================================
  Offering price per share:
    (Net asset value of $25.48 divided by
      94.50%)                             $         26.96
=========================================================
INSTITUTIONAL CLASS:
  Net asset value, offering and
    redemption price per share            $         26.01
=========================================================

STATEMENT OF OPERATIONS

For the year ended October 31, 1996

INVESTMENT INCOME:

Dividends (net of $366,503 foreign
  withholding tax)                         $   21,861,327
---------------------------------------------------------
Interest                                       60,273,163
---------------------------------------------------------
    Total investment income                    82,134,490
---------------------------------------------------------

EXPENSES:

Advisory fees                                  59,483,795
---------------------------------------------------------
Administrative service fees                       212,800
---------------------------------------------------------
Custodian fees                                    611,167
---------------------------------------------------------
Directors' fees                                    54,355
---------------------------------------------------------
Distribution fees-Class A                      27,788,170
---------------------------------------------------------
Transfer agent fees-Class A                    17,524,711
---------------------------------------------------------
Transfer agent fees-Institutional Class            16,972
---------------------------------------------------------
Other                                           3,499,379
---------------------------------------------------------
      Total expenses                          109,191,349
---------------------------------------------------------
Less: Fees waived by advisor                   (1,869,383)
---------------------------------------------------------
    Expenses paid indirectly                     (144,866)
---------------------------------------------------------
      Net expenses                            107,177,100
---------------------------------------------------------
Net investment income (loss)                  (25,042,610)
---------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES, FOREIGN
  CURRENCIES AND FUTURES CONTRACTS:

Net realized gain (loss) on sales of:
  Investment securities                       347,014,327
---------------------------------------------------------
  Foreign currencies                             (475,360)
---------------------------------------------------------
  Futures contracts                            47,580,962
---------------------------------------------------------
                                              394,119,929
---------------------------------------------------------
Unrealized appreciation of:
  Investment securities                       651,403,520
---------------------------------------------------------
  Foreign currencies                              146,156
---------------------------------------------------------
  Futures contracts                            21,195,970
---------------------------------------------------------
                                              672,745,646
---------------------------------------------------------
      Net gain on investment securities,
         foreign currencies and futures
         contracts                          1,066,865,575
---------------------------------------------------------
Net increase in net assets resulting
  from operations                          $1,041,822,965
---------------------------------------------------------

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 1996 and 1995

                                                                                             1996                1995
OPERATIONS:

  Net investment income (loss)                                                          $   (25,042,610)    $  (16,016,980)
--------------------------------------------------------------------------------------------------------------------------
  Net realized gain on sales of investment securities,
    foreign currencies and futures contracts                                                394,119,929        237,427,697
--------------------------------------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities,
    foreign currencies and futures contracts                                                672,745,646      1,307,034,097
--------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets resulting from operations                               1,041,822,965      1,528,444,814
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains on investment securities:
  Class A                                                                                  (233,242,373)      (107,823,749)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                                        (4,789,469)        (1,218,145)
--------------------------------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                                                 3,470,281,071      1,878,176,040
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                                       135,200,711         75,813,810
--------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets                                                         4,409,272,905      3,373,392,770
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                                                                     7,139,268,057      3,765,875,287
--------------------------------------------------------------------------------------------------------------------------
  End of period                                                                         $11,548,540,962     $7,139,268,057
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
  Capital (par value and additional paid-in)                                            $ 8,408,805,783     $4,828,771,443
--------------------------------------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                                                   (124,538)           (54,010)
--------------------------------------------------------------------------------------------------------------------------
  Undistributed net realized gain on sales of investment securities, foreign currencies
    and futures contracts                                                                   388,200,602        231,637,155
--------------------------------------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign currencies and futures
    contracts                                                                             2,751,659,115      2,078,913,469
--------------------------------------------------------------------------------------------------------------------------
                                                                                        $11,548,540,962     $7,139,268,057
==========================================================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 1996

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Constellation Fund (the "Fund") is a series portfolio of AIM Equity Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six diversified portfolios:
AIM Constellation Fund, AIM Aggressive Growth Fund, AIM Blue Chip Fund, AIM Capital Development Fund, AIM Charter Fund and AIM Weingarten Fund. The Fund currently offers two different classes of shares: the Class A shares and the Institutional Class. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to seek capital appreciation.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
A. Security Valuations--A security listed or traded on an exchange is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations that are issued or guaranteed by the U.S. Treasury are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair market value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions--Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. On October 31, 1996, $475,360 was reclassified from undistributed net realized gains to undistributed net investment income (loss) as a result of differing book/tax treatments on foreign currency transactions. In addition, $25,447,442 was reclassified from undistributed net investment income (loss) to paid-in capital as a result of a net operating tax loss. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Federal Income Taxes--The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses--Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses which are applicable to both classes, e.g. advisory fees, are allocated between them.
E. Foreign Currency Translation--Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
F. Foreign Currency Contracts--A forward currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a forward currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts.
G. Stock Index Futures Contracts--The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $150 million, plus 0.625% of the Fund's average daily net assets in excess of $150 million. AIM has agreed to voluntary waive a portion of its advisory fees paid by the Fund to AIM to the extent necessary to reduce the fees paid by the Fund at net asset levels higher than those currently incorporated in the present advisory fee schedule. Under the voluntary waiver, AIM will receive a fee calculated at the annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $150 million, plus 0.625% of the Fund's average daily net assets in excess of $150 million to and including $2 billion, plus 0.60% of the Fund's average daily net assets in excess of $2 billion. During the year ended October 31, 1996, AIM waived fees of $1,869,383. The waiver is entirely voluntary but approval is required by the Board of Directors for any decision by AIM to discontinue the waiver. Under the terms of a master sub-advisory agreement between AIM and A I M Capital Management, Inc. ("AIM Capital"), AIM pays AIM Capital 50% of the amount paid by the Fund to AIM.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended October 31, 1996, AIM was reimbursed $212,800 for such services.
  The Fund, pursuant to a transfer agency and services agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency services to the Class A shares. During the year ended October 31, 1996, AFS was paid $8,671,663 for such services. During the year ended October 31, 1996, the Fund paid A I M Institutional Fund Services, Inc. ("AIFS") with respect to the Institutional Class $16,972 for shareholder and transfer agency services.
  The Fund received reductions in transfer agency fees of $132,361 from dividends received on balances in cash management bank accounts. In addition, the Fund incurred expenses of $12,505 from pricing services which are paid through directed brokerage commissions. The effect of the above arrangements resulted in a reduction of Fund's total expenses of $144,866 during the year ended October 31, 1996.
  The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A shares and a master distribution agreement with Fund Management Company ("FMC") to serve as the distributor for the Institutional Class. The Company has adopted a Plan pursuant to Rule 12b-l under the 1940 Act (the "Plan"), with respect to the Class A shares, whereby the Fund pays AIM Distributors an annual rate of 0.30% of the Class A shares average daily net assets as compensation for services related to the sales and distribution of the Class A shares. The Plan provides that payments to dealers and financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Class A shares, in amounts of up to 0.25% of the average net assets of the Class A shares attributable to the customers of such dealers or financial institutions, may be characterized as a service fee. The Plan also provides that payments in excess of service fees are characterized as an asset-based sales charge under the Plan. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Fund's Class A shares. During the year ended October 31, 1996, the Class A shares paid AIM Distributors $27,788,170 as compensation under the Plan.
  AIM Distributors received commissions of $19,558,836 from Class A capital stock transactions during the year ended October 31, 1996. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of capital stock. Certain officers and directors of the Company are officers and directors of AIM, AIM Capital, AIM Distributors, AFS, AIFS and FMC.
  During the year ended October 31, 1996 the Fund paid legal fees of $21,521 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-DIRECTOR'S FEES

Director's fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $325,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. Prior to an amendment of the line of credit on July 19, 1996, the Fund was limited to borrowing $83,000,000. During the year ended October 31, 1996, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.08% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 5-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 1996 was $7,936,731,509 and $5,239,321,023, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities as of October 31, 1996, on a tax basis, is as follows:

Aggregate unrealized appreciation of
  investment securities                  $3,001,882,643
-------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                    (273,922,974)
-------------------------------------------------------
Net unrealized appreciation of
  investment securities                  $2,727,959,669
=======================================================

Cost of investments for tax purposes is $8,809,493,452.

NOTE 6-FUTURES CONTRACT

On October 31, 1996, $25,487,000 par value U.S. Treasury obligations were pledged as collateral to cover margin requirements for futures contracts.

  Futures contracts outstanding at October 31, 1996:

     (Contracts--$500 times index/delivery month/commitment)

                                          UNREALIZED
                                         APPRECIATION
S&P 500 Index/1,835 contracts/Dec.
  96/Buy                                 $ 20,302,845
=======================================================

NOTE 7-CAPITAL STOCK

Changes in the capital stock outstanding for the years ended October 31, 1996 and 1995 were as follows:

                               1996                             1995
                  ------------------------------   ------------------------------
                     SHARES          AMOUNT           SHARES          AMOUNT
                  ------------   ---------------   ------------   ---------------
Sold:
 Class A           282,903,859   $ 6,791,107,589    214,014,863   $ 4,411,919,689
---------------------------------------------------------------------------------
 Institutional
   Class             7,711,696       189,568,037      5,036,915       105,368,663
---------------------------------------------------------------------------------
Issued as
 reinvestment of
 dividends:
 Class A            10,007,849       218,670,843      6,006,043        99,940,399
---------------------------------------------------------------------------------
 Institutional
   Class               200,095         4,444,113         60,580         1,019,563
---------------------------------------------------------------------------------
Reacquired:
 Class A          (146,642,433)   (3,539,497,361)  (128,002,913)   (2,633,684,048)
---------------------------------------------------------------------------------
 Institutional
   Class            (2,422,264)      (58,811,439)    (1,476,157)      (30,574,416)
---------------------------------------------------------------------------------
                   151,758,802   $ 3,605,481,782     95,639,331   $ 1,953,989,850
=================================================================================

NOTE 8-SUBSEQUENT EVENT

On November 4, 1996, A I M Management Group Inc. ("AIM Management") and INVESCO PLC announced the execution of an agreement and plan of merger pursuant to which AIM Management will be merged with and into a direct wholly-owned subsidiary of INVESCO PLC. AIM Management is the parent company of the Fund's advisor. The merger is conditional on, among other things, approval by the shareholders of INVESCO PLC and AIM Management and the shareholders of the AIM funds and the mutual funds managed by INVESCO PLC, and is expected to take place during the first quarter of 1997.

NOTE 9-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A capital stock outstanding during each of the years in the eight-year period ended October 31, 1996, the ten months ended October 31, 1988, and the year ended December 31, 1987.(a)

                                                                          OCTOBER 31,
                                  ---------------------------------------------------------------------------------------------
                                     1996               1995          1994           1993         1992        1991       1990
                                  -----------        ----------    ----------     ----------    --------    --------    -------
Net asset value, beginning of
  period                          $     23.69        $    18.31    $    17.04     $    13.25    $  11.72    $   6.59    $  9.40
--------------------------------  -----------        ----------    ----------     ----------    --------    --------    -------
Income from investment
  operations:
    Net investment income (loss)        (0.06)            (0.05)        (0.02)         (0.04)      (0.04)      (0.03)     (0.03)
--------------------------------  -----------        ----------    ----------     ----------    --------    --------    -------
    Net gains (losses) on
      securities (both realized
      and unrealized)                    2.60              5.95          1.29           3.83        1.76        5.16      (1.23)
--------------------------------  -----------        ----------    ----------     ----------    --------    --------    -------
        Total from investment
          operations                     2.54              5.90          1.27           3.79        1.72        5.13      (1.26)
--------------------------------  -----------        ----------    ----------     ----------    --------    --------    -------
Less distributions:
    Dividends from net
      investment income                    --                --            --             --          --          --      (0.01)
--------------------------------  -----------        ----------    ----------     ----------    --------    --------    -------
    Distributions from capital
      gains                             (0.75)            (0.52)           --             --       (0.19)         --      (1.54)
--------------------------------  -----------        ----------    ----------     ----------    --------    --------    -------
        Total distributions             (0.75)            (0.52)           --             --       (0.19)         --      (1.55)
--------------------------------  -----------        ----------    ----------     ----------    --------    --------    -------
Net asset value, end of period    $     25.48        $    23.69    $    18.31     $    17.04    $  13.25    $  11.72    $  6.59
================================  ===========        ==========    ==========     ==========    ========    ========    =======
Total return(c)                         11.26%            33.43%         7.45%         28.60%      14.82%      77.85%    (16.17)%
================================  ===========        ==========    ==========     ==========    ========    ========    =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s
  omitted)                        $11,255,506        $7,000,350    $3,726,029     $2,756,497    $966,472    $342,835    $83,304
================================  ===========        ==========    ==========     ==========    ========    ========    =======
Ratio of expenses to average net
  assets(d)                              1.14%(e)(f)       1.16%         1.20%          1.22%       1.21%       1.35%      1.37%
================================  ===========        ==========    ==========     ==========    ========    ========    =======
Ratio of net investment income
  (loss) to average net
  assets(g)                             (0.27)%(e)        (0.32)%       (0.15)%        (0.31)%     (0.42)%     (0.41)%    (0.44)%
================================  ===========        ==========    ==========     ==========    ========    ========    =======
Portfolio turnover rate                    58%               45%           79%            70%         62%        109%       192%
================================  ===========        ==========    ==========     ==========    ========    ========    =======
Average broker commission
  rate(i)                         $    0.0596               N/A           N/A            N/A         N/A         N/A        N/A
================================  ===========        ==========    ==========     ==========    ========    ========    =======
Borrowings for the period:
Amount of debt outstanding at
  end of period (000s omitted)             --                --            --             --          --          --         --
================================  ===========        ==========    ==========     ==========    ========    ========    =======
Average amount of debt
  outstanding during the period
  (000s omitted)(j)                        --                --            --             --          --          --    $ 2,344
================================  ===========        ==========    ==========     ==========    ========    ========    =======
Average amount of shares
  outstanding during the period
  (000s omitted)(j)                   381,030           244,731       182,897        124,101      55,902      21,205     11,397
================================  ===========        ==========    ==========     ==========    ========    ========    =======
Average amount of debt per share
  during the period                        --                --            --             --          --          --    $  0.21
================================  ===========        ==========    ==========     ==========    ========    ========    =======


                                                       DECEMBER 31,
                                   1989      1988(b)       1987
                                  -------    -------   ------------
Net asset value, beginning of
  period                          $  7.34    $  6.35     $  10.58
--------------------------------  -------    -------     --------
Income from investment
  operations:
    Net investment income (loss)     0.01      (0.03)       (0.05)
--------------------------------  -------    -------     --------
    Net gains (losses) on
      securities (both realized
      and unrealized)                2.46       1.02         0.36
--------------------------------  -------    -------     --------
        Total from investment
          operations                 2.47       0.99         0.31
--------------------------------  -------    -------     --------
Less distributions:
    Dividends from net
      investment income                --         --           --
--------------------------------  -------    -------     --------
    Distributions from capital
      gains                         (0.41)        --        (4.54)
--------------------------------  -------    -------     --------
        Total distributions         (0.41)        --        (4.54)
--------------------------------  -------    -------     --------
Net asset value, end of period    $  9.40    $  7.34     $   6.35
================================  =======    =======     ========
Total return(c)                     35.50%     15.59%        2.85%
================================  =======    =======     ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s
  omitted)                        $74,731    $78,272     $ 71,418
================================  =======    =======     ========
Ratio of expenses to average net
  assets(d)                          1.36%      1.30%(h)     1.11%
================================  =======    =======     ========
Ratio of net investment income
  (loss) to average net
  assets(g)                          0.07%     (0.57)       (0.41)%
================================  =======    =======     ========
Portfolio turnover rate               149%       131%         135%
================================  =======    =======     ========
Average broker commission
  rate(i)                             N/A        N/A          N/A
================================  =======    =======     ========
Borrowings for the period:
Amount of debt outstanding at
  end of period (000s omitted)    $ 9,610    $ 5,266     $    109
================================  =======    =======     ========
Average amount of debt
  outstanding during the period
  (000s omitted)(j)               $ 2,609    $ 2,148     $  2,366
================================  =======    =======     ========
Average amount of shares
  outstanding during the period
  (000s omitted)(j)                10,050     10,845        9,668
================================  =======    =======     ========
Average amount of debt per share
  during the period               $  0.26    $  0.20     $   0.24
================================  =======    =======     ========
(a) Per share information has been restated to reflect a 2 for 1 stock split, effected in the form of a dividend, on June 19,
    1987.
(b) The Fund changed investment advisors on September 30, 1988.
(c) Does not deduct sales charges and for periods less than one year, total returns are not annualized.
(d) Ratios of expenses prior to waiver of advisory fees are 1.16%, 1.18% and 1.21% for the years 1996-1994, respectively.
(e) Ratios are based on average net assets of $9,262,723,318.
(f) Ratio includes indirectly paid expenses. Excluding indirectly paid expenses, the ratio of expenses to average net assets would have remained the same.
(g) Ratios of net investment income (loss) prior to waiver of advisory fees are (0.29)%, (0.34)% and (0.16)% for the years
    1996-1994, respectively.
(h) Annualized.
(i) Disclosure requirement beginning with the Fund's fiscal year ending October 31, 1996.
(j) Averages computed on a daily basis.

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors
AIM Aggressive Growth Fund:

We have audited the accompanying statement of assets and liabilities of AIM Aggressive Growth Fund (a portfolio of AIM Equity Funds, Inc.), including the schedule of investments, as of October 31, 1996, the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended and the ten month period ended October 31, 1993. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Aggressive Growth Fund as of October 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended and the ten month period ended October 31, 1993, in conformity with generally accepted accounting principles.


                                                      KPMG Peat Marwick LLP

Houston, Texas
December 6, 1996

SCHEDULE OF INVESTMENTS

October 31, 1996

                                    PRINCIPAL         MARKET
                                      AMOUNT           VALUE
CONVERTIBLE BONDS-0.53%

BUILDING MATERIALS-0.09%

Eagle Hardware & Garden, Inc.,
  Conv. Sub. Deb.,
  6.25%, 03/15/01                  $  1,665,000   $     2,697,300
-----------------------------------------------------------------

FINANCE (CONSUMER CREDIT)-0.44%

Cityscape Financial Corp.,
  Conv. Sub. Deb.,
  6.00%, 05/01/06(a)
  (Acquired 08/06/96; Cost
  $1,326,624)                           960,000         1,013,713
-----------------------------------------------------------------
RAC Financial Group, Inc.,
  Conv. Sub. Notes,
  7.25%, 08/15/03(a)
  (Acquired 09/06/96-09/30/96;
  Cost $7,894,726)                    6,160,000        10,964,800
-----------------------------------------------------------------
                                                       11,978,513
-----------------------------------------------------------------
         Total Convertible Bonds                       14,675,813
-----------------------------------------------------------------

                                      SHARES
COMMON STOCKS-92.35%

ADVERTISING/BROADCASTING-2.58%

American Radio Systems Corp.(b)         150,000         4,575,000
-----------------------------------------------------------------
Chancellor Corp.-Class A(b)             250,000         8,062,500
-----------------------------------------------------------------
Clear Channel Communications,
  Inc.(b)                               200,000        14,600,000
-----------------------------------------------------------------
Evergreen Media Corp.-Class A(b)        250,000         6,750,000
-----------------------------------------------------------------
Heftel Broadcasting Corp.(b)            275,000         9,968,750
-----------------------------------------------------------------
Heritage Media Corp.(b)                 300,000         4,575,000
-----------------------------------------------------------------
Jacor Communications, Inc.(b)           400,000        11,200,000
-----------------------------------------------------------------
Meredith Corp.                          100,000         5,025,000
-----------------------------------------------------------------
Paxson Communications Corp.(b)          335,000         2,973,125
-----------------------------------------------------------------
SFX Broadcasting, Inc.-Class A(b)        75,000         3,225,000
-----------------------------------------------------------------
                                                       70,954,375
-----------------------------------------------------------------

AEROSPACE/DEFENSE-0.28%

BE Aerospace, Inc.(b)                   355,000         7,721,250
-----------------------------------------------------------------

AUTOMOBILE/TRUCKS PARTS &
  TIRES-0.21%

Borg-Warner Automotive, Inc.            150,000         5,756,250
-----------------------------------------------------------------

BANKING-0.22%

Cole Taylor Financial Group, Inc.       200,000         6,012,500
-----------------------------------------------------------------

BUILDING MATERIALS-0.10%

Danaher Corp.                            70,000         2,861,250
-----------------------------------------------------------------

BUSINESS SERVICES-2.88%

APAC Teleservices, Inc.(b)              100,000         4,612,500
-----------------------------------------------------------------
Cambridge Technology Partners,
  Inc.(b)                               225,000         7,425,000
-----------------------------------------------------------------
Career Horizons, Inc.(b)                200,000         8,125,000
-----------------------------------------------------------------
Claremont Technology Group,
  Inc.(b)                               101,300         3,089,650
-----------------------------------------------------------------
Data Processing Resources
  Corp.(b)                               86,500         1,740,812
-----------------------------------------------------------------
IntelliQuest Information Group,
  Inc.(b)(c)                            375,000         8,250,000
-----------------------------------------------------------------
Leasing Solutions, Inc.(b)              146,600         4,617,900
-----------------------------------------------------------------
Pharmaceutical Product
  Development, Inc.(b)                  377,700         7,223,512
-----------------------------------------------------------------
RemedyTemp, Inc.-Class A(b)             165,000         3,300,000
-----------------------------------------------------------------

                                                      MARKET
                                      SHARES           VALUE
BUSINESS SERVICES-(CONTINUED)

Robert Half International,
  Inc.(b)                               300,000   $    12,037,500
-----------------------------------------------------------------
Romac International, Inc.(b)            200,000         5,750,000
-----------------------------------------------------------------
RTW, Inc.(b)                            275,000         4,262,500
-----------------------------------------------------------------
Sterling Healthcare Group(b)            100,000         1,762,500
-----------------------------------------------------------------
Superior Consultant Holdings
  Corp.(b)                               60,000         1,470,000
-----------------------------------------------------------------
Vincam Group, Inc. (The)(b)             100,000         3,175,000
-----------------------------------------------------------------
Whittman-Hart, Inc.(b)                   50,000         2,375,000
-----------------------------------------------------------------
                                                       79,216,874
-----------------------------------------------------------------

CHEMICALS-0.18%

Agrium, Inc. (Canada)                   363,800         4,865,825
-----------------------------------------------------------------

CHEMICALS (SPECIALTY)-0.58%

Airgas, Inc.(b)                         711,000        16,086,375
-----------------------------------------------------------------

COMPUTER MINI/PCS-0.49%

Rational Software Corp.(b)              350,000        13,431,250
-----------------------------------------------------------------

COMPUTER NETWORKING-4.45%

ACT Networks, Inc.(b)                   376,200        12,884,850
-----------------------------------------------------------------
Ascend Communications, Inc.(b)          337,200        22,044,450
-----------------------------------------------------------------
Auspex Systems, Inc.(b)                 300,000         3,075,000
-----------------------------------------------------------------
Cascade Communications Corp.(b)         480,000        34,860,000
-----------------------------------------------------------------
Coherent Communications Systems
  Corp.(b)                              267,200         5,177,000
-----------------------------------------------------------------
Digital Systems International,
  Inc.(b)                                40,500           551,812
-----------------------------------------------------------------
DSP Communications, Inc.(b)             125,000         4,750,000
-----------------------------------------------------------------
FORE Systems, Inc.(b)                   408,800        16,249,800
-----------------------------------------------------------------
Ortel Corp.(b)                          100,000         2,075,000
-----------------------------------------------------------------
Shiva Corp.(b)                          100,000         4,100,000
-----------------------------------------------------------------
Sync Research, Inc.(b)                  200,000         2,650,000
-----------------------------------------------------------------
VideoServer, Inc.(b)                    200,000         9,475,000
-----------------------------------------------------------------
Xircom, Inc.(b)                         217,000         4,394,250
-----------------------------------------------------------------
                                                      122,287,162
-----------------------------------------------------------------

COMPUTER PERIPHERALS-0.97%

American Power Conversion
  Corp.(b)                              140,800         3,009,600
-----------------------------------------------------------------
MicroTouch Systems, Inc.(b)             200,000         3,625,000
-----------------------------------------------------------------
U.S. Robotics Corp.(b)                  319,600        20,094,850
-----------------------------------------------------------------
                                                       26,729,450
-----------------------------------------------------------------

COMPUTER SOFTWARE/SERVICES-14.97%

Affiliated Computer Services,
  Inc.(b)                               300,000        16,500,000
-----------------------------------------------------------------
Amisys Managed Care Systems(b)          215,000         3,278,750
-----------------------------------------------------------------
Analysts International Corp.            200,000         5,000,000
-----------------------------------------------------------------
ANSYS, Inc.(b)                          318,500         3,901,625
-----------------------------------------------------------------
Applied Microsystems Corp.(b)(c)        200,000         2,175,000
-----------------------------------------------------------------
Applix, Inc.(b)                         198,500         4,813,625
-----------------------------------------------------------------
Avant! Corp.(b)                         150,684         4,558,191
-----------------------------------------------------------------
BDM International Inc.(b)                14,700           738,675
-----------------------------------------------------------------
Bell & Howell Co.(b)                    250,000         6,687,500
-----------------------------------------------------------------
BISYS Group, Inc. (The)(b)              150,000         5,587,500
-----------------------------------------------------------------

                                                      MARKET
                                      SHARES           VALUE
COMPUTER SOFTWARE/SERVICES-(CONTINUED)

CBT Group PLC-ADR(b) (Ireland)          153,900   $     8,464,500
-----------------------------------------------------------------
Cellular Technical Services
  Co.(b)                                350,000         5,643,750
-----------------------------------------------------------------
CFI Proservices, Inc.(b)(c)             165,000         3,217,500
-----------------------------------------------------------------
Citrix Systems, Inc.(b)                 200,000        11,050,000
-----------------------------------------------------------------
Clarify, Inc.(b)                         10,400           501,800
-----------------------------------------------------------------
Computer Data Systems, Inc.               6,700           180,900
-----------------------------------------------------------------
Computer Task Group, Inc.               100,000         3,775,000
-----------------------------------------------------------------
Cooper & Chyan Technology,
  Inc.(b)                               450,000        13,781,250
-----------------------------------------------------------------
CSG Systems International,
  Inc.(b)                               185,200         3,102,100
-----------------------------------------------------------------
CyberMedia, Inc.(b)                      17,600           391,600
-----------------------------------------------------------------
Dendrite International, Inc.(b)         250,000         6,656,250
-----------------------------------------------------------------
Documentum, Inc.(b)                     100,000         3,725,000
-----------------------------------------------------------------
Engineering Animation, Inc.(b)(c)       310,100         7,597,450
-----------------------------------------------------------------
Forte Software, Inc.(b)                 100,000         3,775,000
-----------------------------------------------------------------
GT Interactive Software Corp.(b)        143,900         2,752,087
-----------------------------------------------------------------
HBO & Co.                               200,000        12,025,000
-----------------------------------------------------------------
HPR, Inc.(b)                            500,000         7,000,000
-----------------------------------------------------------------
IDX Systems Corp.(b)                     65,600         1,935,200
-----------------------------------------------------------------
Indus Group, Inc.(b)                    250,000         5,062,500
-----------------------------------------------------------------
Integrated Systems, Inc.(b)             390,000        10,530,000
-----------------------------------------------------------------
Jack Henry & Associates                 195,000         7,873,125
-----------------------------------------------------------------
JDA Software Group, Inc.(b)             100,000         3,437,500
-----------------------------------------------------------------
McAfee Associates, Inc.(b)              250,000        11,375,000
-----------------------------------------------------------------
Medic Computer Systems, Inc.(b)         350,000         9,887,500
-----------------------------------------------------------------
National Data Corp.                     200,000         8,225,000
-----------------------------------------------------------------
Network General Corp.(b)                600,000        14,475,000
-----------------------------------------------------------------
OpenVision Technologies, Inc.(b)        300,000         3,225,000
-----------------------------------------------------------------
Optika Imaging Systems, Inc.(b)          70,000           472,500
-----------------------------------------------------------------
OrCAD, Inc.(b)(c)                       320,000         3,280,000
-----------------------------------------------------------------
Par Technology Corp.(b)                 350,000         4,812,500
-----------------------------------------------------------------
Peerless Systems Corp.(b)               200,000         2,125,000
-----------------------------------------------------------------
PeopleSoft, Inc.(b)                     100,000         8,975,000
-----------------------------------------------------------------
Physician Computer Network,
  Inc.(b)                               600,000         5,362,500
-----------------------------------------------------------------
Pure Atria Corp.(b)                     595,307        16,222,116
-----------------------------------------------------------------
Radius, Inc.(b)                             151               208
-----------------------------------------------------------------
Renaissance Solutions, Inc.(b)          250,000        10,062,500
-----------------------------------------------------------------
S3 Inc.(b)                              500,000         9,437,500
-----------------------------------------------------------------
Sapient Corp.(b)                         20,100           929,625
-----------------------------------------------------------------
Saville Systems Ireland PLC-ADR
  (Ireland)(b)                          300,000        12,937,500
-----------------------------------------------------------------
Scopus Technology, Inc.(b)               56,200         2,163,700
-----------------------------------------------------------------
Segue Software, Inc.(b)(c)              100,000         1,337,500
-----------------------------------------------------------------
SQA, Inc.(b)                            180,400         4,938,450
-----------------------------------------------------------------
Sterling Commerce, Inc.(b)              159,260         4,479,187
-----------------------------------------------------------------
Sterling Software, Inc.(b)              100,000         3,250,000
-----------------------------------------------------------------
SunGard Data Systems Inc.(b)            300,000        12,825,000
-----------------------------------------------------------------
Sykes Enterprises, Inc.(b)               60,900         2,831,850
-----------------------------------------------------------------
Synopsys, Inc.(b)                         6,700           301,500
-----------------------------------------------------------------
Systemsoft Corp.(b)                     200,000         5,650,000
-----------------------------------------------------------------
Technology Solutions Co.(b)             337,500        13,120,312
-----------------------------------------------------------------
Transition Systems, Inc.(b)              19,600           186,200
-----------------------------------------------------------------

                                                      MARKET
                                      SHARES           VALUE
COMPUTER SOFTWARE/SERVICES-(CONTINUED)

Unify Corp.(b)(c)                       500,000   $     4,687,500
-----------------------------------------------------------------
Vanstar Corp.(b)                        300,000         7,125,000
-----------------------------------------------------------------
Veritas Software Corp.(b)               360,000        18,180,000
-----------------------------------------------------------------
Viasoft, Inc.(b)                        175,000         8,618,750
-----------------------------------------------------------------
Visio Corp.(b)                          150,000         6,918,750
-----------------------------------------------------------------
Wind River Systems(b)                   250,000        10,625,000
-----------------------------------------------------------------
Xylan Corp.(b)                          175,000         7,000,000
-----------------------------------------------------------------
                                                      411,761,526
-----------------------------------------------------------------

CONSUMER NON-DURABLES-0.59%

Central Garden and Pet Co.(b)           275,000         6,496,875
-----------------------------------------------------------------
Herbalife International, Inc.           152,000         3,021,000
-----------------------------------------------------------------
USA Detergents, Inc.(b)                 200,000         6,600,000
-----------------------------------------------------------------
                                                       16,117,875
-----------------------------------------------------------------

CONTAINERS-0.03%

Apogee Enterprises, Inc.                 25,000           962,500
-----------------------------------------------------------------

COSMETICS & TOILETRIES-0.69%

Helen of Troy Ltd.(b)                   346,200         6,318,150
-----------------------------------------------------------------
Nature's Sunshine Products, Inc.        250,000         5,531,250
-----------------------------------------------------------------
NBTY, Inc.(b)                           450,000         7,031,250
-----------------------------------------------------------------
                                                       18,880,650
-----------------------------------------------------------------

ELECTRONIC COMPONENTS/MISCELLANEOUS-2.90%

AMETEK, Inc.                            200,000         3,975,000
-----------------------------------------------------------------
BMC Industries, Inc.                    500,000        14,812,500
-----------------------------------------------------------------
Checkpoint Systems, Inc.(b)             100,000         2,237,500
-----------------------------------------------------------------
Harman International Industries,
  Inc.                                  126,000         6,473,250
-----------------------------------------------------------------
Methode Electronics, Inc.-Class A       187,500         3,656,250
-----------------------------------------------------------------
Perceptron, Inc.(b)                     300,000         7,425,000
-----------------------------------------------------------------
Sawtek Inc.(b)                           81,900         2,477,475
-----------------------------------------------------------------
SCI Systems, Inc.(b)                    125,000         6,218,750
-----------------------------------------------------------------
Sipex Corp.(b)(c)                       480,000        12,660,000
-----------------------------------------------------------------
Symbol Technologies, Inc.(b)            200,000         8,975,000
-----------------------------------------------------------------
Technitrol, Inc.                          6,700           221,937
-----------------------------------------------------------------
ThermoQuest Corp.(b)                    200,000         2,625,000
-----------------------------------------------------------------
Ultrak, Inc.(b)                         300,000         7,912,500
-----------------------------------------------------------------
                                                       79,670,162
-----------------------------------------------------------------

FINANCE (ASSET MANAGEMENT)-0.20%

Imperial Credit Industries,
  Inc.(b)                               300,000         5,437,500
-----------------------------------------------------------------

FINANCE (CONSUMER CREDIT)-3.90%

Aames Financial Corp.                   185,000         8,255,625
-----------------------------------------------------------------
AmeriCredit Corp.(b)                    100,000         1,900,000
-----------------------------------------------------------------
Amresco, Inc.(b)                        330,000         6,971,250
-----------------------------------------------------------------
Cityscape Financial Corp.(b)             90,700         2,335,525
-----------------------------------------------------------------
CMAC Investment Corp.                   150,000        10,368,750
-----------------------------------------------------------------
Concord EFS, Inc.(b)                    500,000        14,500,000
-----------------------------------------------------------------
Consumer Portfolio Services,
  Inc.(b)                               105,000         1,286,250
-----------------------------------------------------------------
Credit Acceptance Corp.(b)              282,400         7,624,800
-----------------------------------------------------------------
First Alliance Corp.(b)                 110,000         2,997,500
-----------------------------------------------------------------
IMC Mortgage Co.(b)                     100,000         3,750,000
-----------------------------------------------------------------

                                                      MARKET
                                      SHARES           VALUE
FINANCE (CONSUMER
  CREDIT)-(CONTINUED)

Metris Companies Inc.(b)                 50,000   $     1,187,500
-----------------------------------------------------------------
Money Store, Inc. (The)                 716,600        18,452,450
-----------------------------------------------------------------
Olympic Financial Ltd.(b)               486,200         7,718,425
-----------------------------------------------------------------
PMT Services, Inc.(b)                   235,600         4,712,000
-----------------------------------------------------------------
RAC Financial Group, Inc.(b)            161,000         9,660,000
-----------------------------------------------------------------
Southern Pacific Funding Corp.(b)       147,800         4,655,700
-----------------------------------------------------------------
WFS Financial, Inc.(b)                   44,550           935,550
-----------------------------------------------------------------
                                                      107,311,325
-----------------------------------------------------------------

FINANCE (LEASING COMPANIES)-0.09%

Oxford Resources Corp.-Class A(b)       100,000         2,550,000
-----------------------------------------------------------------

FINANCE (SAVINGS & LOAN)-0.50%

Bay View Capital Corp.                  200,000         7,900,000
-----------------------------------------------------------------
TCF Financial Corp.                     150,000         5,812,500
-----------------------------------------------------------------
                                                       13,712,500
-----------------------------------------------------------------

FOOD/PROCESSING-0.63%

Delta & Pine Land Co.                   150,000         5,400,000
-----------------------------------------------------------------
Richfood Holdings, Inc.                 489,700        11,814,012
-----------------------------------------------------------------
                                                       17,214,012
-----------------------------------------------------------------

FUNERAL SERVICES-0.78%

Equity Corporation
  International(b)                      369,900         8,507,700
-----------------------------------------------------------------
Stewart Enterprises, Inc.-Class A       375,000        12,843,750
-----------------------------------------------------------------
                                                       21,351,450
-----------------------------------------------------------------

FURNITURE-0.30%

Ethan Allen Interiors, Inc.             234,400         8,379,800
-----------------------------------------------------------------

GAMING-0.21%

Primadonna Resorts, Inc.(b)             350,000         5,643,750
-----------------------------------------------------------------

HOMEBUILDING-0.32%

American Homestar Corp.(b)              150,000         3,187,500
-----------------------------------------------------------------
Coachmen Industries, Inc.               200,000         5,600,000
-----------------------------------------------------------------
                                                        8,787,500
-----------------------------------------------------------------

HOTELS/MOTELS-0.37%

Prime Hospitality Corp.(b)              450,000         6,862,500
-----------------------------------------------------------------
Suburban Lodges of America,
  Inc.(b)                                80,000         1,670,000
-----------------------------------------------------------------
Wyndham Hotel Corp.(b)                   83,300         1,582,700
-----------------------------------------------------------------
                                                       10,115,200
-----------------------------------------------------------------

INSURANCE (LIFE & HEALTH)-0.79%

Compdent Corp.(b)                       200,000         6,875,000
-----------------------------------------------------------------
CRA Managed Care, Inc.(b)               100,000         5,075,000
-----------------------------------------------------------------
First Commonwealth, Inc.(b)             162,500         3,412,500
-----------------------------------------------------------------
United Companies Financial Corp.        210,000         6,273,750
-----------------------------------------------------------------
                                                       21,636,250
-----------------------------------------------------------------

INSURANCE (MULTI-LINE
  PROPERTY)-0.70%

CapMAC Holdings, Inc.                   250,000         8,343,750
-----------------------------------------------------------------
HCC Insurance Holdings, Inc.            250,000         6,375,000
-----------------------------------------------------------------
Vesta Insurance Group, Inc.             178,500         4,574,063
-----------------------------------------------------------------
                                                       19,292,813
-----------------------------------------------------------------

                                                      MARKET
                                      SHARES           VALUE
LEISURE & RECREATION-1.17%

Cannondale Corp.(b)(c)                  400,000   $     7,700,000
-----------------------------------------------------------------
Lewis Galoob Toys, Inc.(b)              200,000         5,375,000
-----------------------------------------------------------------
Penske Motorsports, Inc.(b)             100,000         3,425,000
-----------------------------------------------------------------
Platinum Entertainment, Inc.(b)         200,000         2,050,000
-----------------------------------------------------------------
West Marine, Inc.(b)                    250,000         8,812,500
-----------------------------------------------------------------
WMS Industries, Inc.(b)                 200,000         4,900,000
-----------------------------------------------------------------
                                                       32,262,500
-----------------------------------------------------------------

MACHINE TOOLS-0.17%

Precision Castparts Corp.               100,000         4,675,000
-----------------------------------------------------------------

MACHINERY (MISCELLANEOUS)-0.08%

Greenwich Air Services,
  Inc.-Class B(b)                       125,000         2,109,375
-----------------------------------------------------------------

MEDICAL (DRUGS)-2.15%

Arbor Drugs, Inc.                       200,000         4,525,000
-----------------------------------------------------------------
Biovail Corp. International(b)
  (Canada)                              250,000         7,312,500
-----------------------------------------------------------------
Cardinal Health, Inc.                   225,000        17,662,500
-----------------------------------------------------------------
Curative Technologies, Inc.(b)          200,000         4,550,000
-----------------------------------------------------------------
Dura Pharmaceuticals, Inc.(b)           200,000         6,900,000
-----------------------------------------------------------------
Express Scripts, Inc.-Class A(b)        200,000         5,825,000
-----------------------------------------------------------------
Medicis Pharmaceutical Corp.(b)         150,000         7,537,500
-----------------------------------------------------------------
Parexel International Corp.(b)          100,000         4,900,000
-----------------------------------------------------------------
                                                       59,212,500
-----------------------------------------------------------------

MEDICAL (PATIENT SERVICES)-10.87%

ABR Information Services, Inc.(b)       150,000        10,387,500
-----------------------------------------------------------------
American HomePatient, Inc.(b)           337,350         8,012,062
-----------------------------------------------------------------
American Medical Response,
  Inc.(b)                               250,000         7,500,000
-----------------------------------------------------------------
American Oncology Resources,
  Inc.(b)                                71,900           575,200
-----------------------------------------------------------------
Apria Healthcare Group, Inc.(b)         250,000         4,781,250
-----------------------------------------------------------------
Arbor Health Care Co.(b)(c)             450,000         9,843,750
-----------------------------------------------------------------
Atria Communities, Inc.(b)              250,000         3,156,250
-----------------------------------------------------------------
ClinTrials Research Inc.(b)              62,500         2,320,313
-----------------------------------------------------------------
EmCare Holdings, Inc.(b)                300,000         7,500,000
-----------------------------------------------------------------
Enterprise Systems, Inc.(b)             125,000         2,015,625
-----------------------------------------------------------------
Envoy Corp.(b)                          350,000        12,862,500
-----------------------------------------------------------------
FPA Medical Management, Inc.(b)         200,000         3,725,000
-----------------------------------------------------------------
Genesis Health Ventures, Inc.(b)        250,000         5,718,750
-----------------------------------------------------------------
Health Care and Retirement
  Corp.(b)                              525,000        12,928,125
-----------------------------------------------------------------
Health Management Associates,
  Inc.-Class A(b)                       737,662        16,228,564
-----------------------------------------------------------------
HEALTHSOUTH Corp. (b)                   675,530        25,332,375
-----------------------------------------------------------------
Hologic, Inc.(b)                        183,000         4,163,250
-----------------------------------------------------------------
Lincare Holdings, Inc.(b)               200,000         7,500,000
-----------------------------------------------------------------
MedPartners, Inc.(b)                    150,000         3,168,750
-----------------------------------------------------------------
Multicare Co., Inc.(b)                  375,000         6,750,000
-----------------------------------------------------------------
Myriad Genetics, Inc.(b)                100,000         2,475,000
-----------------------------------------------------------------
NCS HealthCare, Inc.-Class
  A(b)(c)                               200,000         6,075,000
-----------------------------------------------------------------
OccuSystems, Inc.(b)                    287,200         7,862,100
-----------------------------------------------------------------
OrNda HealthCorp.(b)                    400,000        10,900,000
-----------------------------------------------------------------
Orthodontic Centers of America,
  Inc.(b)                               625,000         8,984,375
-----------------------------------------------------------------
Oxford Health Plans, Inc.(b)            300,000        13,650,000
-----------------------------------------------------------------

                                                      MARKET
                                      SHARES           VALUE
MEDICAL (PATIENT SERVICES)-(CONTINUED)

Pediatrix Medical Group, Inc.(b)        220,000   $     8,662,500
-----------------------------------------------------------------
PhyCor, Inc.(b)                         187,500         5,812,500
-----------------------------------------------------------------
Physicians Resource Group,
  Inc.(b)                               303,200         8,186,400
-----------------------------------------------------------------
Quorum Health Group, Inc.(b)            300,000         8,100,000
-----------------------------------------------------------------
Renal Care Group, Inc.(b)               200,000         7,400,000
-----------------------------------------------------------------
Renal Treatment Centers, Inc.(b)        200,000         5,350,000
-----------------------------------------------------------------
RoTech Medical Corp.(b)                 650,000        10,400,000
-----------------------------------------------------------------
Sunrise Assisted Living, Inc.(b)         94,800         2,180,400
-----------------------------------------------------------------
Total Renal Care Holdings,
  Inc.(b)                               150,000         5,850,000
-----------------------------------------------------------------
Universal Health Services,
  Inc.-Class B(b)                       400,000        10,000,000
-----------------------------------------------------------------
UroCor, Inc.(b)                         142,800         1,677,900
-----------------------------------------------------------------
Vencor, Inc.(b)                         400,000        11,850,000
-----------------------------------------------------------------
Veterinary Centers of America,
  Inc.(b)                               500,000         9,187,500
-----------------------------------------------------------------
                                                      299,072,939
-----------------------------------------------------------------

MEDICAL
  INSTRUMENTS/PRODUCTS-4.35%

Advanced Technology Laboratories,
  Inc.(b)                               150,000         4,575,000
-----------------------------------------------------------------
Boston Scientific Corp.(b)               47,115         2,561,878
-----------------------------------------------------------------
Capstone Pharmacy Services,
  Inc.(b)                               350,000         4,090,625
-----------------------------------------------------------------
CardioThoracic Systems, Inc.(b)         125,000         2,375,000
-----------------------------------------------------------------
Dentsply International, Inc.            300,000        12,637,500
-----------------------------------------------------------------
ESC Medical Systems Ltd.(b)
  (Israel)                               47,850         1,321,856
-----------------------------------------------------------------
General Surgical Innovations,
  Inc.(b)                               301,900         2,188,775
-----------------------------------------------------------------
Gulf South Medical Supply,
  Inc.(b)                               317,200         6,978,400
-----------------------------------------------------------------
Henry Schein, Inc.(b)                   200,000         7,950,000
-----------------------------------------------------------------
IRIDEX Corp.(b)(c)                      150,000         1,200,000
-----------------------------------------------------------------
Lunar Corp.(b)                          100,000         3,112,500
-----------------------------------------------------------------
Mentor Corp.                            200,000         4,425,000
-----------------------------------------------------------------
MiniMed, Inc.(b)                        150,000         3,937,500
-----------------------------------------------------------------
National Dentex Corp.(b)(c)             185,000         3,491,875
-----------------------------------------------------------------
Omnicare, Inc.                          400,000        10,900,000
-----------------------------------------------------------------
Patterson Dental Co.(b)                 400,000        11,200,000
-----------------------------------------------------------------
Physician Sales & Service,
  Inc.(b)                               200,000         4,250,000
-----------------------------------------------------------------
ResMed, Inc.(b)                         275,000         4,606,250
-----------------------------------------------------------------
Suburban Ostomy Supply Co.,
  Inc.(b)(c)                            556,900         6,787,219
-----------------------------------------------------------------
Sybron International Corp.(b)           600,000        17,475,000
-----------------------------------------------------------------
Target Therapeutics, Inc.(b)            100,000         3,700,000
-----------------------------------------------------------------
                                                      119,764,378
-----------------------------------------------------------------

METALS-0.39%

Oregon Metallurgical Corp.(b)           150,000         4,725,000
-----------------------------------------------------------------
Rental Service Corp.(b)                 103,600         2,382,800
-----------------------------------------------------------------
Shaw Group, Inc.(b)                     150,000         3,693,750
-----------------------------------------------------------------
                                                       10,801,550
-----------------------------------------------------------------

OFFICE AUTOMATION-0.34%

Danka Business Systems PLC-ADR
  (United Kingdom)                      237,900         9,426,788
-----------------------------------------------------------------

OFFICE PRODUCTS-0.55%

Daisytek International
  Corp.(b)(c)                           394,700        15,097,275
-----------------------------------------------------------------

                                                      MARKET
                                      SHARES           VALUE
OIL & GAS (EXPLORATION & PRODUCTION)-0.75%

Benton Oil & Gas Co.(b)                 325,000   $     7,962,500
-----------------------------------------------------------------
Devon Energy Corp.                      300,000        10,462,500
-----------------------------------------------------------------
Forasol-Foramer N.V.(b) (France)        125,000         2,156,250
-----------------------------------------------------------------
                                                       20,581,250
-----------------------------------------------------------------

OIL & GAS (SERVICES)-1.15%

Camco International, Inc.               225,000         8,718,750
-----------------------------------------------------------------
Energy Ventures, Inc.(b)                261,000        11,484,000
-----------------------------------------------------------------
SEACOR Holdings Inc.(b)                 100,000         5,400,000
-----------------------------------------------------------------
Veritas DGC, Inc.(b)                    300,000         6,150,000
-----------------------------------------------------------------
                                                       31,752,750
-----------------------------------------------------------------

OIL EQUIPMENT & SUPPLIES-0.41%

Marine Drilling Co., Inc.(b)            458,300         6,358,913
-----------------------------------------------------------------
Varco International, Inc.(b)            250,000         4,937,500
-----------------------------------------------------------------
                                                       11,296,413
-----------------------------------------------------------------

PAPER & FOREST PRODUCTS-0.14%

Schweitzer-Mauduit International,
  Inc.                                  125,000         3,843,750
-----------------------------------------------------------------

POLLUTION CONTROL-2.19%

ATC Environmental, Inc.(b)              300,000         3,262,500
-----------------------------------------------------------------
GTS Duratek, Inc.(b)                    150,000         1,743,750
-----------------------------------------------------------------
United Waste Systems, Inc.(b)           398,700        13,705,313
-----------------------------------------------------------------
US Filter Corp.(b)                      450,000        15,525,000
-----------------------------------------------------------------
USA Waste Services, Inc.(b)             810,000        25,920,000
-----------------------------------------------------------------
                                                       60,156,563
-----------------------------------------------------------------

PUBLISHING-0.53%

Gartner Group, Inc.(b)                  253,600         7,798,200
-----------------------------------------------------------------
World Color Press, Inc.(b)              300,000         6,712,500
-----------------------------------------------------------------
                                                       14,510,700
-----------------------------------------------------------------

RESTAURANTS-1.97%

Apple South, Inc.                       499,962         5,874,554
-----------------------------------------------------------------
Foodmaker, Inc.(b)                      600,000         5,850,000
-----------------------------------------------------------------
Landry's Seafood Restaurants,
  Inc.(b)                               275,000         5,637,500
-----------------------------------------------------------------
Lone Star Steakhouse & Saloon,
  Inc.(b)                               175,000         4,484,375
-----------------------------------------------------------------
Papa John's International,
  Inc.(b)                               150,000         7,462,500
-----------------------------------------------------------------
Planet Hollywood International,
  Inc.-Class A(b)                       200,000         4,150,000
-----------------------------------------------------------------
Showbiz Pizza Time, Inc.(b)             274,600         5,080,100
-----------------------------------------------------------------
Sonic Corp.(b)                          400,000         9,100,000
-----------------------------------------------------------------
Starbucks Corp.(b)                      200,000         6,500,000
-----------------------------------------------------------------
                                                       54,139,029
-----------------------------------------------------------------

RETAIL (FOOD & DRUG)-0.26%

Quality Food Centers, Inc.(b)           200,000         7,300,000
-----------------------------------------------------------------

RETAIL (STORES)-11.45%

Barnett, Inc.(b)                         82,200         1,941,975
-----------------------------------------------------------------
Bed Bath & Beyond, Inc.(b)              200,000         5,050,000
-----------------------------------------------------------------
Blyth Industries, Inc.(b)               329,700        12,817,088
-----------------------------------------------------------------
Buckle, Inc. (The)(b)                   170,000         4,335,000
-----------------------------------------------------------------
CDW Computer Centers, Inc.(b)           150,000         9,440,625
-----------------------------------------------------------------
Claire's Stores, Inc.                   250,000         4,250,000
-----------------------------------------------------------------

                                                      MARKET
                                      SHARES           VALUE
RETAIL (STORES)-(CONTINUED)

Compucom Systems, Inc.(b)               800,000   $     7,800,000
-----------------------------------------------------------------
CompUSA, Inc.(b)                        250,000        11,562,500
-----------------------------------------------------------------
Corporate Express, Inc.(b)              200,000         6,525,000
-----------------------------------------------------------------
Dollar Tree Stores, Inc.(b)             175,000         6,606,250
-----------------------------------------------------------------
Duty Free International, Inc.           400,000         6,400,000
-----------------------------------------------------------------
Eagle Hardware & Garden, Inc.(b)        300,000         8,587,500
-----------------------------------------------------------------
Fila Holding S.p.A.-ADR (Italy)         115,000         8,280,000
-----------------------------------------------------------------
Finish Line, Inc. (The)-Class
  A(b)                                  161,400         6,859,500
-----------------------------------------------------------------
Gadzooks, Inc.(b)                       200,050         5,801,450
-----------------------------------------------------------------
Gargoyles, Inc.(b)                      100,000         1,325,000
-----------------------------------------------------------------
Global DirectMail Corp.(b)              250,000        12,312,500
-----------------------------------------------------------------
Gymboree Corp.(b)                       391,000        12,218,750
-----------------------------------------------------------------
Inacom Corp.(b)                         200,000         6,325,000
-----------------------------------------------------------------
Just for Feet, Inc.(b)                  300,000         7,762,500
-----------------------------------------------------------------
Loehmann's Holdings, Inc.(b)(c)         500,000        13,437,500
-----------------------------------------------------------------
Marks Bros. Jewelers, Inc.(b)(c)        275,000         6,393,750
-----------------------------------------------------------------
Men's Wearhouse, Inc. (The)(b)          321,000         6,620,625
-----------------------------------------------------------------
Meyer (Fred), Inc.(b)                   200,000         7,025,000
-----------------------------------------------------------------
Micro Warehouse, Inc.(b)                500,000        11,500,000
-----------------------------------------------------------------
MSC Industrial Direct Co.,
  Inc.-Class A(b)                       200,000         7,400,000
-----------------------------------------------------------------
Neiman Marcus Group, Inc.
  (The)(b)                              150,000         4,893,750
-----------------------------------------------------------------
99 Cents Only Stores(b)                 100,000         1,475,000
-----------------------------------------------------------------
O'Reilly Automotive, Inc.(b)            200,000         7,075,000
-----------------------------------------------------------------
Oakley, Inc.(b)                         700,000        10,412,500
-----------------------------------------------------------------
Performance Food Group Co.(b)(c)        458,750         7,053,281
-----------------------------------------------------------------
Petco Animal Supplies, Inc.(b)          427,500        10,046,250
-----------------------------------------------------------------
Pier 1 Imports, Inc.                    525,000         7,350,000
-----------------------------------------------------------------
Rexall Sundown, Inc.(b)                 150,000         4,068,750
-----------------------------------------------------------------
Sports Authority, Inc. (The)(b)         492,500        11,943,125
-----------------------------------------------------------------
Stein Mart, Inc.(b)                     200,000         3,575,000
-----------------------------------------------------------------
Sunglass Hut International,
  Inc.(b)                               132,200         1,173,275
-----------------------------------------------------------------
Tech Data Corp.(b)                      800,000        20,600,000
-----------------------------------------------------------------
Wet Seal, Inc.-Class A(b)               265,000         8,347,500
-----------------------------------------------------------------
Williams-Sonoma, Inc.(b)                250,000         6,875,000
-----------------------------------------------------------------
Wilmar Industries, Inc.(b)              150,000         3,225,000
-----------------------------------------------------------------
Zale Corp.(b)                           425,000         8,234,375
-----------------------------------------------------------------
                                                      314,925,319
-----------------------------------------------------------------

SCHOOLS-0.08%

Children's Comprehensive
  Services, Inc.(b)                     150,000         2,212,500
-----------------------------------------------------------------

SCIENTIFIC INSTRUMENTS-0.71%

Dynatech Corp.(b)                        71,800         3,549,613
-----------------------------------------------------------------
Input/Output, Inc.(b)                   400,000        11,900,000
-----------------------------------------------------------------
Thermo Optek Corp.(b)                   350,000         4,200,000
-----------------------------------------------------------------
                                                       19,649,613
-----------------------------------------------------------------

SECURITY & SAFETY SERVICES-0.08%

Cornell Corrections, Inc.(b)            200,000         2,100,000
-----------------------------------------------------------------

SEMICONDUCTORS-1.83%

Actel Corp.(b)                          166,700         2,979,763
-----------------------------------------------------------------

                                                      MARKET
                                      SHARES           VALUE

SEMICONDUCTORS-(CONTINUED)

Chips & Technologies, Inc.(b)           400,000   $     7,950,000
-----------------------------------------------------------------
Computer Products, Inc.(b)              550,000        10,862,500
-----------------------------------------------------------------
HADCO Corp.(b)                          230,000         6,986,250
-----------------------------------------------------------------
Sanmina Corp.(b)                        250,000        11,437,500
-----------------------------------------------------------------
Vitesse Semiconductor Corp.(b)           75,000         2,390,625
-----------------------------------------------------------------
VLSI Technology, Inc.(b)                450,000         7,762,500
-----------------------------------------------------------------
                                                       50,369,138
-----------------------------------------------------------------

SHOES & RELATED APPAREL-0.70%

Vans, Inc.(b)                           600,000         9,975,000
-----------------------------------------------------------------
Wolverine World Wide, Inc.              375,000         9,281,250
-----------------------------------------------------------------
                                                       19,256,250
-----------------------------------------------------------------

TELECOMMUNICATIONS-6.18%

ADC Telecommunications, Inc.(b)         300,000        20,512,500
-----------------------------------------------------------------
Allen Group, Inc.                       132,000         2,095,500
-----------------------------------------------------------------
Andrew Corp.(b)                         450,000        21,937,500
-----------------------------------------------------------------
Anicom, Inc.(b)                         400,000         3,600,000
-----------------------------------------------------------------
Aspect Telecommunications
  Corp.(b)                              125,000         7,437,500
-----------------------------------------------------------------
Billing Information Concepts(b)         350,000         9,143,750
-----------------------------------------------------------------
Brightpoint, Inc.(b)(c)                 499,950        12,498,750
-----------------------------------------------------------------
LCI International, Inc.(b)              300,000         9,562,500
-----------------------------------------------------------------
P-COM, Inc.(b)                          100,000         2,200,000
-----------------------------------------------------------------
PairGain Technologies, Inc.(b)          386,500        26,620,187
-----------------------------------------------------------------
Precision Response Corp.(b)              50,000         1,787,500
-----------------------------------------------------------------
Premiere Technologies, Inc.(b)           50,200           815,750
-----------------------------------------------------------------
Premisys Communications, Inc.(b)        200,000        10,000,000
-----------------------------------------------------------------
Proxim, Inc.(b)                         100,000         2,275,000
-----------------------------------------------------------------
Tellabs, Inc.(b)                        100,000         8,512,500
-----------------------------------------------------------------
Teltrend, Inc.(b)                       300,000         9,900,000
-----------------------------------------------------------------
TESSCO Technologies, Inc.(b)(c)         300,000        11,850,000
-----------------------------------------------------------------
Tollgrade Communications, Inc.(b)        99,000         2,574,000
-----------------------------------------------------------------
U.S. Long Distance Corp.(b)             307,500         2,575,313
-----------------------------------------------------------------
United States Satellite
  Broadcasting Co., Inc.(b)             123,600         1,993,050
-----------------------------------------------------------------
Xpedite Systems, Inc.(b)                100,000         2,050,000
-----------------------------------------------------------------
                                                      169,941,300
-----------------------------------------------------------------

TEXTILES-2.43%

Designer Holdings Ltd.(b)               350,000         6,693,750
-----------------------------------------------------------------
Mohawk Industries, Inc.(b)              350,000         8,487,500
-----------------------------------------------------------------
Nautica Enterprises, Inc.(b)            450,000        13,837,500
-----------------------------------------------------------------
Springs Industries, Inc.-Class A        150,000         6,768,750
-----------------------------------------------------------------
St. John Knits, Inc.                    250,000        11,437,500
-----------------------------------------------------------------
Tommy Hilfiger Corp.(b)                 250,000        13,000,000
-----------------------------------------------------------------
WestPoint Stevens, Inc.(b)              250,000         6,656,250
-----------------------------------------------------------------
                                                       66,881,250
-----------------------------------------------------------------

TRANSPORTATION-0.51%

Hub Group, Inc.(b)(c)                   400,000         8,900,000
-----------------------------------------------------------------
Rural/Metro Corp.(b)                    100,000         3,650,000
-----------------------------------------------------------------

                                                      MARKET
                                      SHARES           VALUE
TRANSPORTATION-(CONTINUED)

Trico Marine Services, Inc.(b)           40,800   $     1,438,200
-----------------------------------------------------------------
                                                       13,988,200
-----------------------------------------------------------------
    Total Common Stocks                             2,540,073,704
-----------------------------------------------------------------

                                    PRINCIPAL
                                      AMOUNT
U.S. TREASURY SECURITIES-1.98%

U.S. TREASURY BILLS(d)
5.046%, 01/02/97(e)                $ 55,000,000        54,550,650
-----------------------------------------------------------------
    Total U.S. Treasury
      Securities                                       54,550,650
-----------------------------------------------------------------

                                    PRINCIPAL         MARKET
                                      AMOUNT           VALUE
REPURCHASE AGREEMENTS-5.39%(f)

Daiwa Securities America, Inc.,
  5.53% 11/01/96(g)                $    222,124   $       222,124
-----------------------------------------------------------------
Dresdner Securities (USA), Inc.,
  5.54% 11/01/96(h)                  47,000,000        47,000,000
-----------------------------------------------------------------
SBC Capital Markets, Inc., 5.55%
  11/01/96(i)                       101,000,000       101,000,000
-----------------------------------------------------------------
    Total Repurchase Agreements                       148,222,124
-----------------------------------------------------------------
TOTAL INVESTMENTS-100.25%                           2,757,522,291
-----------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-(0.25%)                                 (6,958,348)
-----------------------------------------------------------------
NET ASSETS-100.00%                                $ 2,750,563,943
=================================================================

Investment Abbreviations:

ADR  - American Depository Receipt
Conv. - Convertible
Deb.  - Debentures
Sub.  - Subordinated

Notes to Schedule of Investments:

(a) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Directors. The aggregate market value of these securities at October 31,1996 was $11,978,513 which represented 0.44% of the Fund's net assets.
(b) Non-income producing security.
(c) Affiliated issuers are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. The Fund has never owned enough of the outstanding voting securities of any issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate market value of these securities as of October 31, 1996 was $153,533,350 which represented 5.58% of the Fund's net assets.
(d) U.S. Treasury bills are traded on discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(e) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 6.
(f) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102 percent of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(g) Joint repurchase agreement entered into 10/31/96 with a maturing value of $750,115,208. Collateralized by $733,115,000 U.S. Treasury obligations, 0% to 10.375% due 11/15/96 to 08/15/23.
(h) Joint repurchase agreement entered into 10/31/96 with a maturing value of $200,030,778. Collateralized by $198,651,000 U.S. Treasury obligations, 4.75% to 9.25% due 11/30/97 to 06/30/99.
(i) Joint repurchase agreement entered into 10/31/96 with a maturing value of $700,107,917. Collateralized by $691,506,000 U.S. Treasury obligations, 0% to 9.125% due 11/30/96 to 10/31/01.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 1996

ASSETS:

Investments, at market value (cost
  $2,102,644,643)                          $2,757,522,291
---------------------------------------------------------
Cash                                              391,114
---------------------------------------------------------
Receivables for:
  Investments sold                             13,844,684
---------------------------------------------------------
  Capital stock sold                           13,253,569
---------------------------------------------------------
  Dividends and interest                          222,317
---------------------------------------------------------
  Variation margin                                568,550
---------------------------------------------------------
Investment for deferred compensation
  plan                                             23,229
---------------------------------------------------------
Other assets                                      130,315
---------------------------------------------------------
    Total assets                            2,785,956,069
---------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                        25,232,620
---------------------------------------------------------
  Capital stock reacquired                      7,170,183
---------------------------------------------------------
  Deferred compensation                            23,229
---------------------------------------------------------
Accrued advisory fees                           1,548,580
---------------------------------------------------------
Accrued administrative service fees                 8,365
---------------------------------------------------------
Accrued distribution fees                         608,714
---------------------------------------------------------
Accrued directors fees                              1,339
---------------------------------------------------------
Accrued transfer agent fees                       509,702
---------------------------------------------------------
Accrued operating expenses                        289,394
---------------------------------------------------------
    Total liabilities                          35,392,126
---------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING                              $2,750,563,943
---------------------------------------------------------
Capital stock, $.001 par value per
  share:
  Authorized                                  750,000,000
---------------------------------------------------------
  Outstanding                                  61,224,358
---------------------------------------------------------
NET ASSET VALUE AND REDEMPTION PRICE PER
  SHARE                                    $        44.93
---------------------------------------------------------
OFFERING PRICE PER SHARE:
  (Net asset value of $44.93 divided by
    94.50%)                                $        47.54
---------------------------------------------------------

STATEMENT OF OPERATIONS

For the year ended October 31, 1996

INVESTMENT INCOME:

Interest                                    $  6,964,425
--------------------------------------------------------
Dividends (net of $26,363 foreign
  withholding tax)                             1,998,154
--------------------------------------------------------
    Total investment income                    8,962,579
--------------------------------------------------------

EXPENSES:

Advisory fees                                 16,492,564
--------------------------------------------------------
Custodian fees                                   244,961
--------------------------------------------------------
Directors' fees                                   21,529
--------------------------------------------------------
Distribution fees                              6,492,025
--------------------------------------------------------
Administrative services fees                      97,857
--------------------------------------------------------
Transfer agent fees                            4,108,892
--------------------------------------------------------
Other                                          1,248,996
--------------------------------------------------------
    Total expenses                            28,706,824
--------------------------------------------------------
Less: Expenses paid indirectly                   (40,269)
--------------------------------------------------------
    Net expenses                              28,666,555
--------------------------------------------------------
Net investment income (loss)                 (19,703,976)
--------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES, FUTURES
  CONTRACTS AND FOREIGN CURRENCIES:
Net realized gain on sales of:
    Investment securities                    124,457,350
--------------------------------------------------------
    Futures contracts                         17,081,337
--------------------------------------------------------
                                             141,538,687
--------------------------------------------------------
Unrealized appreciation (depreciation)
  of:
    Investment securities                    214,736,369
--------------------------------------------------------
    Futures contracts                         (3,538,650)
--------------------------------------------------------
    Foreign currencies                               (42)
--------------------------------------------------------
                                             211,197,677
--------------------------------------------------------
Net gain on investment securities,
  futures contracts and foreign
  currencies                                 352,736,364
--------------------------------------------------------
Net increase in net assets resulting from
  operations                                $333,032,388
--------------------------------------------------------

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 1996 and 1995

                                                                                               1996               1995
                                                                                          --------------     --------------
OPERATIONS:

  Net investment income (loss)                                                            $  (19,703,976)    $   (2,318,274)
---------------------------------------------------------------------------------------------------------------------------
  Net realized gain on sales of investment securities, futures contracts and foreign
    currencies                                                                               141,538,687         52,290,438
---------------------------------------------------------------------------------------------------------------------------
  Net unrealized appreciation of investment securities, futures contracts and foreign
    currencies                                                                               211,197,677        314,756,271
---------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations                                     333,032,388        364,728,435
---------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains on investment securities               (54,512,548)                --
---------------------------------------------------------------------------------------------------------------------------
Net increase from capital stock transactions                                                 226,490,173      1,193,587,768
---------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets                                                               505,010,013      1,558,316,203
---------------------------------------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                                                      2,245,553,930        687,237,727
---------------------------------------------------------------------------------------------------------------------------
  End of period                                                                           $2,750,563,943     $2,245,553,930
---------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                                              $1,957,915,109     $1,748,790,238
---------------------------------------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                                                     (44,163)           (16,714)
---------------------------------------------------------------------------------------------------------------------------
  Undistributed net realized gain on sales of investment securities, futures contracts
    and foreign currencies                                                                   133,729,499         49,014,585
---------------------------------------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, futures contracts and foreign
    currencies                                                                               658,963,498        447,765,821
---------------------------------------------------------------------------------------------------------------------------
                                                                                          $2,750,563,943     $2,245,553,930
===========================================================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 1996

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Aggressive Growth Fund (the "Fund") is a series portfolio of AIM Equity Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six diversified portfolios: AIM Aggressive Growth Fund, AIM Blue Chip Fund, AIM Capital Development Fund, AIM Charter Fund, AIM Constellation Fund and AIM Weingarten Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The Fund has temporarily discontinued public sales of its shares to new investors. The Fund is a diversified portfolio which seeks to achieve long-term growth of capital by investing primarily in common stocks, convertible bonds, convertible preferred stocks and warrants of companies which in the opinion of the Fund's investment advisor are expected to achieve earnings growth over time at a rate in excess of 15% per year. The assets, liabilities and operations of each portfolio are accounted for separately.
  Information presented in these financial statements pertains only to the Fund. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations--Except as provided in the next sentence, a security listed or traded on an exchange is valued at its last price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Exchange listed convertible bonds are valued at the mean between the closing bid and asked prices obtained from a broker-dealer. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations that are issued or guaranteed by the U.S. Treasury are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions--Securities transactions are recorded on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. On October 31, 1996, $2,311,225 was reclassified from paid-in capital to undistributed net realized gains as a result of differing book/tax treatments. In addition, $19,676,527 was reclassified from undistributed net investment income (loss) to paid-in capital as a result of a net operating tax loss. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Federal Income Taxes--The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Stock Index Futures Contracts--The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in the value of contracts may not correlate with changes in the value of the securities being hedged.
E. Foreign Currency Transactions--Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
F. Foreign Currency Contracts--A forward currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a forward currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.80% of the first $150 million of the Fund's average daily net assets, plus 0.625% of the fund's average daily net assets in excess of $150 million.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended October 31, 1996, AIM was reimbursed $97,857 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") for certain costs incurred in providing transfer agency services to the Fund. During the year ended October 31, 1996, AFS was paid $2,047,282 for such services.
  The Fund received reductions in transfer agency fees of $37,293 from dividends received on balances in cash management accounts. In addition, the Fund incurred expenses of $2,976 from pricing services which are paid through directed brokerage commissions. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $40,269 during the year ended October 31, 1996.
  The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Company has adopted a plan pursuant to rule 12b-1 under the 1940 Act (the "Plan"), whereby the Fund pays to AIM Distributors an annual rate of 0.25% of the Fund's average daily net assets as compensation for services related to the sales and distribution of the Fund's shares. The Plan provides that payments to dealers and financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Fund, in amounts of up to 0.25% of the average net assets of the Fund attributable to the customers of such dealers or financial institutions, may be characterized as a service fee. Any amounts not paid as a service fee under the Plan would constitute an assets-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Fund's shares. During the year ended October 31, 1996, the Fund paid AIM Distributors $6,492,025 as compensation under the Plan.
  AIM Distributors received commissions of $2,111,788 from sales of shares of the Fund's capital stock during the year ended October 31, 1996. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of capital stock. During the year ended October 31, 1996, AIM Distributors received $31,306 in contingent deferred sales charges imposed on redemptions of the Fund's capital stock. Certain officers and directors of the Company are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended October 31, 1996, the Fund paid legal fees of $12,003 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $325,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. Prior to an amendment of the line of credit on July 19, 1996, the Fund was limited to borrowing $14,900,000. During the year ended October 31, 1996, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.08% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 4-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold during the year ended October 31, 1996 were $2,207,324,806 and $1,964,387,494, respectively.
The amount of unrealized appreciation (depreciation) of investment securities as of October 31, 1996 is as follows:

Aggregate unrealized appreciation of
  investment securities                       $740,464,004
----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                        (86,292,810)
----------------------------------------------------------
Net unrealized appreciation of investment
  securities                                  $654,171,194
==========================================================
  Cost of investment for tax purposes is
  $2,103,351,097.

NOTE 5-DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 6-FUTURES CONTRACTS

On October 31, 1996, $2,306,000 par value U.S. Treasury obligations were pledged as collateral to cover margin requirements for futures contracts.
  Futures contracts outstanding at October 31, 1996:

           (Contracts -- $500 times index/delivery month/commitment)

                                            UNREALIZED
                                           APPRECIATION
                                           -------------
S&P 500 Index/166 Contracts/Dec 96/Buy      $4,085,850

NOTE 7-CAPITAL STOCK

Changes in capital stock outstanding during the years ended October 31, 1996 and 1995 were as follows:

                       1996                         1995
           ----------------------------  ---------------------------
             SHARES         AMOUNT         SHARES         AMOUNT
           -----------  ---------------  -----------  --------------
Sold        30,538,437  $ 1,334,476,880   53,971,580  $1,912,251,434
--------------------------------------------------------------------
Issued as
  reinvestment
  of
  dividends   1,291,013      49,897,557           --              --
--------------------------------------------------------------------
Reacquired (26,568,998)  (1,157,884,264) (22,228,120)   (718,663,666)
--------------------------------------------------------------------
             5,260,452  $   226,490,173   31,743,460  $1,193,587,768
====================================================================

NOTE 8-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of capital stock outstanding during each of the years in the three-year period ended October 31, 1996, the ten month period ended October 31, 1993 and each of the years in the six-year period ended December 31, 1992.

                                                             OCTOBER 31,                                  DECEMBER 31,
                                         ---------------------------------------------------     ------------------------------
                                            1996           1995          1994         1993       1992(a)      1991        1990
                                         ----------     ----------     --------     --------     -------     -------     ------
Net asset value, beginning of period     $    40.13     $    28.37     $  23.85     $  18.52     $ 16.06     $ 11.85     $ 13.30
------------------------------------     ----------     ----------     --------     --------     -------     -------     -------
Income from investment operations:
    Net investment income (loss)              (0.32)         (0.04)       (0.05)       (0.02)      (0.03)      (0.04)       0.08
                                         ----------     ----------     --------     --------     -------     -------     -------
    Net gains (losses) on securities
      (both realized and unrealized)           6.09          11.80         4.57         5.35        3.41        7.29       (0.95)
                                         ----------     ----------     --------     --------     -------     -------     -------
        Total from investment
          operations                           5.77          11.76         4.52         5.33        3.38        7.25       (0.87)
                                         ----------     ----------     --------     --------     -------     -------     -------
Less distributions:
    Dividends from net investment
      income                                     --             --           --           --          --          --       (0.09)
                                         ----------     ----------     --------     --------     -------     -------     -------
    Distributions from capital gains          (0.97)            --           --           --       (0.92)      (3.04)      (0.49)
                                         ----------     ----------     --------     --------     -------     -------     -------
        Total distributions                   (0.97)            --           --           --       (0.92)      (3.04)      (0.58)
                                         ----------     ----------     --------     --------     -------     -------     -------
Net asset value, end of period           $    44.93     $    40.13     $  28.37     $  23.85     $ 18.52     $ 16.06     $ 11.85
                                         ==========     ==========     ========     ========     =======     =======     =======
Total return(b)                               14.77%         41.45%       18.96%       28.78%      21.34%      63.90%      (6.50)%
                                         ==========     ==========     ========     ========     =======     =======     =======
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                         $2,750,564     $2,245,554     $687,238     $217,256     $38,238     $16,218     $ 9,234
                                         ==========     ==========     ========     ========     =======     =======     =======
Ratio of expenses to average
  net assets(c)                                1.11 (e)(f)    1.08%        1.07%        1.00%(g)    1.25%       1.25%       1.25%
                                         ==========     ==========     ========     ========     =======     =======     =======
Ratio of net investment income (loss)
  to average net assets(d)                    (0.76)%(e)     (0.19)%      (0.26)%      (0.24)%(g)  (0.59)%     (0.31)%      0.62%
                                         ==========     ==========     ========     ========     =======     =======     =======
Portfolio turnover rate                          79%            52%          75%          61%        164%        165%        137%
                                         ==========     ==========     ========     ========     =======     =======     =======
Average broker commission rate(h)        $   0.0545            N/A          N/A          N/A         N/A         N/A         N/A
                                         ==========     ==========     ========     ========     =======     =======     =======


                                          1989        1988        1987
                                         -------     -------     -------
                                         <C
Net asset value, beginning of period     $ 11.07     $  9.86     $ 12.10
------------------------------------     -------     -------     -------
Income from investment operations:
    Net investment income (loss)            0.03        0.05          --
                                         -------     -------     -------
    Net gains (losses) on securities
      (both realized and unrealized)        2.28        1.21       (1.38)
                                         -------     -------     -------
        Total from investment
          operations                        2.31        1.26       (1.38)
                                         -------     -------     -------
Less distributions:
    Dividends from net investment
      income                               (0.03)      (0.05)         --
                                         -------     -------     -------
    Distributions from capital gains       (0.05)         --       (0.86)
                                         -------     -------     -------
        Total distributions                (0.08)      (0.05)      (0.86)
                                         -------     -------     -------
Net asset value, end of period           $ 13.30     $ 11.07     $  9.86
                                         =======     =======     =======
Total return(b)                            20.89%      12.77%     (11.52)%
                                         =======     =======     =======
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                         $11,712     $12,793     $13,991
                                         =======     =======     =======
Ratio of expenses to average
  net assets(c)                             1.25%       1.22%       1.20%
                                         =======     =======     =======
Ratio of net investment income (loss)
  to average net assets(d)                  0.24%       0.38%       0.01%
                                         =======     =======     =======
Portfolio turnover rate                       69%         56%        118%
                                         =======     =======     =======
Average broker commission rate(h)            N/A         N/A         N/A
                                         =======     =======     =======

(a) The Fund changed investment advisors on June 30, 1992.
(b) Does not deduct sales charges and for periods less than one year, total returns are not annualized.
(c) Ratios of expenses to average net assets prior to reduction of advisory fees and expense reimbursements were 1.15%, 1.09%, 1.17% (annualized), 1.65%, 1.83%, 1.99%, 1.80%, 1.56% and 1.29% for 1995-87, respectively.
(d) Ratios of net investment income (loss) to average net assets prior to reduction of advisory fees and expense reimbursements were (0.26)%, (0.28)%, (0.41)% (annualized), (0.99)%, (0.89)%, (0.11)%, (0.31)%, 0.04% and (0.08)%
    for 1995-87, respectively.
(e) Ratios are based on average net assets of $2,596,810,191.
(f) Ratio includes indirectly paid expenses. Excluding indirectly paid expenses, the ratio of expenses to average net assets would have been 1.10%.
(g) Annualized.
(h) Disclosure requirement beginning with the Fund's fiscal year ending October 31, 1996.

NOTE 9-SUBSEQUENT EVENT

On November 4, 1996, A I M Management Group Inc. ("AIM Management") and
INVESCO PLC announced the execution of an agreement and plan of merger pursuant to which AIM Management will be merged with and into a direct wholly-owned subsidiary of INVESCO PLC. AIM Management is the parent company of the Fund's advisor. The merger is conditional on, among other things, approval by the shareholders of INVESCO PLC and AIM Management and the shareholders of the AIM funds and the mutual funds managed by INVESCO PLC, and is expected to take place during the first quarter of 1997.

NOTE 10-LEGAL PROCEEDINGS

A claim, Saltzberg v. AIM Equity Funds, Inc., et al., was filed in Southern District Court in Texas in October 1996 against AIM and certain other subsidiaries of AIM Management. The claim was instituted under section 36(b) of the Investment Company Act of 1940 and seeks to recover damages allegedly suffered by the Fund in connection with fees paid for marketing and shareholder services after the Fund was closed to new investors. AIM Management is investigating whether there is any basis at all for this claim and intends to defend it vigorously.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders
AIM Capital Development Fund:

We have audited the accompanying statement of assets and liabilities of AIM Capital Development Fund (a series portfolio of AIM Equity Funds, Inc.), including the schedule of investments, as of October 31, 1996, the related statement of operations, the statement of changes in net assets, and the financial highlights for the period June 17, 1996 (date operations commenced) through October 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.
  We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the AIM Capital Development Fund as of October 31, 1996, the results of its operations, the changes in its net assets, and the financial highlights for the period June 17, 1996 (date operations commenced) through October 31, 1996, in conformity with generally accepted accounting principles.



                                                      KPMG Peat Marwick LLP

Houston, Texas
December 6, 1996

SCHEDULE OF INVESTMENTS

October 31, 1996

                                                      MARKET
                                       SHARES          VALUE
COMMON STOCKS-87.58%

ADVERTISING/BROADCASTING-3.57%

Alliance Communications Corp.-Class
  B(a)                                    60,000   $     525,000
----------------------------------------------------------------
Cox Radio, Inc.-Class A(a)                71,200       1,290,500
----------------------------------------------------------------
Eagle River Interactive, Inc.(a)          27,000         253,125
----------------------------------------------------------------
Evergreen Media Corp.-Class A(a)           1,800          48,600
----------------------------------------------------------------
Film Roman, Inc.(a)                       70,800         544,275
----------------------------------------------------------------
Heritage Media Corp.(a)                    8,400         128,100
----------------------------------------------------------------
Lamar Advertising Co.(a)                  33,900         932,250
----------------------------------------------------------------
Metro Networks, Inc.(a)                   61,600       1,247,400
----------------------------------------------------------------
SFX Broadcasting, Inc.-Class A(a)          1,200          51,600
----------------------------------------------------------------
Snyder Communications, Inc.(a)            73,400       1,431,300
----------------------------------------------------------------
Universal Outdoor Holdings, Inc.(a)       50,000       1,468,750
----------------------------------------------------------------
Univision Communications, Inc.(a)         54,500       1,839,375
----------------------------------------------------------------
                                                       9,760,275
----------------------------------------------------------------

AEROSPACE/DEFENSE-0.63%

Gulfstream Aerospace Corp.(a)             69,200       1,634,850
----------------------------------------------------------------
Tracor, Inc.(a)                            3,900          88,725
----------------------------------------------------------------
                                                       1,723,575
----------------------------------------------------------------

AIRLINES-0.57%

Aviation Sales Co.(a)                     20,000         390,000
----------------------------------------------------------------
Eagle USA Airfreight, Inc.(a)              2,400          65,400
----------------------------------------------------------------
Sabre Group Holdings Inc.(a)              36,500       1,113,250
----------------------------------------------------------------
                                                       1,568,650
----------------------------------------------------------------

APPLIANCES-0.20%

Service Experts, Inc.(a)                  21,800         555,900
----------------------------------------------------------------

AUTOMOBILE/TRUCK PARTS & TIRES-0.38%

Cross-Continent Auto Retailers,
  Inc.(a)                                 28,500         730,313
----------------------------------------------------------------
Rush Enterprises, Inc.(a)                 25,000         309,375
----------------------------------------------------------------
                                                       1,039,688
----------------------------------------------------------------

AUTOMOBILE (MANUFACTURERS)-0.97%

United Auto Group, Inc.(a)                77,400       2,660,625
----------------------------------------------------------------

BANKING-1.02%

AmSouth Bancorporation                     6,000         278,250
----------------------------------------------------------------
Banknorth Group, Inc.                     16,000         552,000
----------------------------------------------------------------
Cullen/Frost Bankers, Inc.                 8,000         240,500
----------------------------------------------------------------
Hibernia Corp.                            20,000         222,500
----------------------------------------------------------------
Marshall & Ilsley Corp.                   46,500       1,493,813
----------------------------------------------------------------
                                                       2,787,063
----------------------------------------------------------------

BEVERAGES-0.35%

Diedrich Coffee, Inc.(a)                  94,700         970,675
----------------------------------------------------------------

BUILDING MATERIALS-0.50%

Juno Lighting, Inc.                       65,000       1,011,562
----------------------------------------------------------------
LSI Industries, Inc.                      35,000         350,000
----------------------------------------------------------------
                                                       1,361,562
----------------------------------------------------------------

                                                      MARKET
                                       SHARES          VALUE

BUILDING MATERIALS (TOOLS)-0.16%

Regal-Beloit Corp.                        24,200   $     429,550
----------------------------------------------------------------

BUSINESS SERVICES-4.33%

Abacus Direct Corp.(a)                    57,800       1,517,250
----------------------------------------------------------------
Alliance Capital Management L.P.           3,000          83,625
----------------------------------------------------------------
American List Corp.                       25,000         687,500
----------------------------------------------------------------
Claremont Technology Group, Inc.(a)       13,000         396,500
----------------------------------------------------------------
Copart, Inc.(a)                            3,900          71,663
----------------------------------------------------------------
CUC International, Inc.(a)                46,500       1,139,250
----------------------------------------------------------------
Donnelley Enterprise Solutions
  Inc.(a)                                 50,400       1,260,000
----------------------------------------------------------------
HealthPlan Services Corp.(a)              32,500         589,063
----------------------------------------------------------------
International Telecommunication
  Data Systems, Inc.(a)                   40,000         650,000
----------------------------------------------------------------
Lason Holdings, Inc.(a)                   41,400         734,850
----------------------------------------------------------------
Mecon, Inc.(a)                            19,500         375,375
----------------------------------------------------------------
MedQuist, Inc.(a)                          3,300          58,575
----------------------------------------------------------------
MemberWorks, Inc.(a)                      48,100         697,450
----------------------------------------------------------------
Metzler Group, Inc.(a)                    70,600       1,645,862
----------------------------------------------------------------
National Processing, Inc.(a)              25,000         475,000
----------------------------------------------------------------
On Assignment, Inc.(a)                     5,000         153,750
----------------------------------------------------------------
Superior Consultant Holdings
  Corp.(a)                                17,000         416,500
----------------------------------------------------------------
XLConnect Solutions, Inc.(a)              31,000         906,750
----------------------------------------------------------------
                                                      11,858,963
----------------------------------------------------------------

CHEMICALS-0.22%

Arcadian Corp.                            25,000         615,625
----------------------------------------------------------------

CHEMICALS (SPECIALTY)-0.12%

IMC Global, Inc.                           8,600         322,500
----------------------------------------------------------------

COMPUTER MAINFRAMES-0.37%

Amdahl Corp.(a)                          100,000       1,025,000
----------------------------------------------------------------

COMPUTER MINI/PCS-0.05%

Dell Computer Corp.(a)                       900          73,237
----------------------------------------------------------------
Gateway 2000, Inc.(a)                      1,200          56,475
----------------------------------------------------------------
                                                         129,712
----------------------------------------------------------------

COMPUTER NETWORKING-3.31%

ACT Networks, Inc.(a)                     16,000         548,000
----------------------------------------------------------------
Ascend Communications, Inc.(a)            32,000       2,092,000
----------------------------------------------------------------
Auspex Systems, Inc.(a)                    8,600          88,150
----------------------------------------------------------------
Bay Networks, Inc.(a)                      8,000         162,000
----------------------------------------------------------------
Belden, Inc.                              45,000       1,293,750
----------------------------------------------------------------
Black Box Corp.(a)                        13,600         459,000
----------------------------------------------------------------
Cabletron Systems, Inc.(a)                15,500         966,812
----------------------------------------------------------------
Cheyenne Software, Inc.(a)                15,000         455,625
----------------------------------------------------------------
Coherent Communications Systems
  Corp.(a)                                 5,000          96,875
----------------------------------------------------------------
DSP Communications, Inc.(a)                1,200          45,600
----------------------------------------------------------------
FORE Systems, Inc.(a)                     28,000       1,113,000
----------------------------------------------------------------
Harmonic Lightwaves, Inc.(a)              10,200         172,125
----------------------------------------------------------------
InterVoice, Inc.(a)                       20,000         260,000
----------------------------------------------------------------

                                                      MARKET
                                       SHARES          VALUE
COMPUTER NETWORKING-(CONTINUED)

Optical Data Systems, Inc.(a)             20,000   $     292,500
----------------------------------------------------------------
3Com Corp.(a)                             15,000       1,014,375
----------------------------------------------------------------
                                                       9,059,812
----------------------------------------------------------------

COMPUTER PERIPHERALS-1.67%

FileNet Corp.(a)                          20,000         567,500
----------------------------------------------------------------
Microchip Technology, Inc.(a)              2,100          76,125
----------------------------------------------------------------
Printronix, Inc.(a)                       87,500       1,082,812
----------------------------------------------------------------
Raster Graphics, Inc.(a)                  50,000         418,750
----------------------------------------------------------------
Read-Rite Corp.(a)                        20,000         355,000
----------------------------------------------------------------
U.S. Robotics Corp.(a)                    33,000       2,074,875
----------------------------------------------------------------
                                                       4,575,062
----------------------------------------------------------------

COMPUTER SOFTWARE/SERVICES-14.02%

Adobe Systems, Inc.                        2,700          93,488
----------------------------------------------------------------
ANSYS, Inc.(a)                            80,000         980,000
----------------------------------------------------------------
Aurum Software, Inc.(a)                   24,300         771,525
----------------------------------------------------------------
Bell & Howell Co.(a)                      21,200         567,100
----------------------------------------------------------------
BMC Software, Inc.(a)                     13,500       1,120,500
----------------------------------------------------------------
Broderbund Software, Inc.(a)              20,000         562,500
----------------------------------------------------------------
Business Objects S.A.-ADR(a)
  (France)                                50,000         743,750
----------------------------------------------------------------
C/NET, Inc.(a)                            24,500         392,000
----------------------------------------------------------------
Cadence Design Systems, Inc.(a)            5,200         189,800
----------------------------------------------------------------
CCC Information Services Group(a)        149,000       2,793,750
----------------------------------------------------------------
Check Point Software Technologies
  Ltd.(a)                                 25,000         687,500
----------------------------------------------------------------
Citrix Systems, Inc.(a)                    7,000         386,750
----------------------------------------------------------------
Computer Learning Centers, Inc.(a)         2,100          56,175
----------------------------------------------------------------
Computervision Corp.(a)                    6,300          56,700
----------------------------------------------------------------
Compuware Corp.(a)                        15,000         791,250
----------------------------------------------------------------
Cooper & Chyan Technology, Inc.(a)         1,200          36,750
----------------------------------------------------------------
CSG Systems International, Inc.(a)         2,400          40,200
----------------------------------------------------------------
CyberMedia, Inc.(a)                       23,400         520,650
----------------------------------------------------------------
Dassault Systemes S.A.-ADR(a)
  (France)                                20,000         867,500
----------------------------------------------------------------
DataWorks Corp.(a)                         2,700          72,900
----------------------------------------------------------------
Dendrite International, Inc.(a)           21,000         559,125
----------------------------------------------------------------
Document Sciences Corp.(a)                55,000         701,250
----------------------------------------------------------------
DST Systems, Inc.(a)                      34,000       1,045,500
----------------------------------------------------------------
Electronic Arts, Inc.(a)                   1,500          56,250
----------------------------------------------------------------
FactSet Research Systems, Inc.(a)          9,600         230,400
----------------------------------------------------------------
Farallon Communications(a)                15,000         191,250
----------------------------------------------------------------
GT Interactive Software Corp.(a)           5,000          95,625
----------------------------------------------------------------
Hyperion Software Corp.(a)                90,000       1,833,750
----------------------------------------------------------------
Infinity Financial Technology,
  Inc.(a)                                 35,000         573,125
----------------------------------------------------------------
Information Resources, Inc.(a)            10,400         131,300
----------------------------------------------------------------
Informix Corp.(a)                         80,000       1,775,000
----------------------------------------------------------------
Intuit, Inc.(a)                           15,000         405,000
----------------------------------------------------------------
JDA Software Group, Inc.(a)               15,000         515,625
----------------------------------------------------------------
Learning Company, Inc. (The)(a)           20,000         406,250
----------------------------------------------------------------
Macromedia, Inc.(a)                       25,000         415,625
----------------------------------------------------------------
May & Speh, Inc.(a)                        3,000          49,875
----------------------------------------------------------------
Memco Software Ltd.(a) (Israel)           67,700       1,235,525
----------------------------------------------------------------
Mercury Interactive Corp.(a)              35,000         446,250
----------------------------------------------------------------

                                                      MARKET
                                       SHARES          VALUE
COMPUTER SOFTWARE/SERVICES-(CONTINUED)

Metromail Corp.(a)                        85,000   $   1,561,875
----------------------------------------------------------------
Midway Games Inc.(a)                      40,000         800,000
----------------------------------------------------------------
National Instruments Corp.(a)             15,000         427,500
----------------------------------------------------------------
Network General Corp.(a)                  28,000         675,500
----------------------------------------------------------------
Object Design, Inc.(a)                    20,000         228,750
----------------------------------------------------------------
OneWave, Inc.(a)                          25,000         350,000
----------------------------------------------------------------
OpenVision Technologies, Inc.(a)          14,500         155,875
----------------------------------------------------------------
Parametric Technology Corp.(a)             2,000          97,750
----------------------------------------------------------------
PHAMIS, Inc.(a)                           20,000         300,000
----------------------------------------------------------------
Physician Computer Network, Inc.(a)       25,100         224,331
----------------------------------------------------------------
Platinum Technology, Inc.(a)              25,000         359,375
----------------------------------------------------------------
Quality Systems, Inc.(a)                  25,000         192,188
----------------------------------------------------------------
S3 Inc.(a)                                 5,000          94,375
----------------------------------------------------------------
Saville Systems Ireland PLC-ADR(a)
  (Ireland)                               29,000       1,250,625
----------------------------------------------------------------
SEI Corp.                                 61,000       1,235,250
----------------------------------------------------------------
SELECT Software Tools-ADR(a)
  (United Kingdom)                        29,100         640,200
----------------------------------------------------------------
Shared Medical Systems Corp.               8,000         386,000
----------------------------------------------------------------
Siebel Systems, Inc.(a)                   21,000       1,144,500
----------------------------------------------------------------
Spectrum Holobyte, Inc.(a)                 7,500          42,188
----------------------------------------------------------------
Structural Dynamics Research
  Corp.(a)                                 3,000          53,250
----------------------------------------------------------------
SunGard Data Systems Inc.(a)              58,500       2,500,875
----------------------------------------------------------------
Symantec Corp.(a)                          5,100          55,462
----------------------------------------------------------------
Technology Modeling Associates,
  Inc.(a)                                 53,500         571,780
----------------------------------------------------------------
TRO Learning, Inc.(a)                      2,400          42,600
----------------------------------------------------------------
Trusted Information Systems,
  Inc.(a)                                 75,000       1,012,500
----------------------------------------------------------------
USCS International, Inc.(a)               15,000         270,000
----------------------------------------------------------------
VeriFone, Inc.(a)                          1,500          50,437
----------------------------------------------------------------
Versant Object Technology Corp.(a)        20,000         390,000
----------------------------------------------------------------
Viewlogic Systems, Inc.(a)                 7,000          66,062
----------------------------------------------------------------
Wallace Computer Services, Inc.           10,000         293,750
----------------------------------------------------------------
Xylan Corp.(a)                            12,000         480,000
----------------------------------------------------------------
                                                      38,350,511
----------------------------------------------------------------

CONGLOMERATES-0.18%

Amway Asia Pacific Ltd. (Hong Kong)       13,900         498,662
----------------------------------------------------------------

CONSUMER NON-DURABLES-0.48%

Central Garden and Pet Co.(a)              1,800          42,525
----------------------------------------------------------------
First Years (The), Inc.                   20,000         310,000
----------------------------------------------------------------
TAG Heuer International SA-ADR(a)
  (Luxembourg)                            33,700         539,200
----------------------------------------------------------------
USA Detergents, Inc.(a)                   13,000         429,000
----------------------------------------------------------------
                                                       1,320,725
----------------------------------------------------------------

COSMETICS & TOILETRIES-1.38%

Carson, Inc.(a)                           68,600       1,114,750
----------------------------------------------------------------
Estee Lauder Companies-Class A            14,500         623,500
----------------------------------------------------------------
French Fragrances, Inc.(a)                50,000         443,750
----------------------------------------------------------------
General Nutrition Companies,
  Inc.(a)                                 75,000       1,368,750
----------------------------------------------------------------
Tambrands, Inc.                            5,000         213,125
----------------------------------------------------------------
                                                       3,763,875
----------------------------------------------------------------

                                                      MARKET
                                       SHARES          VALUE
ELECTRONIC COMPONENTS/
  MISCELLANEOUS-0.30%

Oak Industries, Inc.(a)                    1,500   $      38,062
----------------------------------------------------------------
SRS Labs, Inc.(a)                         50,000         787,500
----------------------------------------------------------------
                                                         825,562
----------------------------------------------------------------

FINANCE (ASSET MANAGEMENT)-0.44%

Hambrecht & Quist Group(a)                28,000         556,500
----------------------------------------------------------------
Investors Financial Services Corp.        10,000         258,750
----------------------------------------------------------------
Lehman Brothers Holdings, Inc.            10,000         251,250
----------------------------------------------------------------
Schwab (Charles) Corp.                     6,000         150,000
----------------------------------------------------------------
                                                       1,216,500
----------------------------------------------------------------

FINANCE (CONSUMER CREDIT)-1.12%

CMAC Investment Corp.                      6,500         449,313
----------------------------------------------------------------
Federal National Mortgage
  Association(b)                          52,000       2,034,500
----------------------------------------------------------------
Green Tree Financial Corp.                 3,600         142,650
----------------------------------------------------------------
Medaphis Corp.(a)                          5,000          44,375
----------------------------------------------------------------
Metris Companies Inc.(a)                  11,600         275,500
----------------------------------------------------------------
SunAmerica, Inc.                           1,800          67,500
----------------------------------------------------------------
T. Rowe Price Associates                   1,800          61,425
----------------------------------------------------------------
                                                       3,075,263
----------------------------------------------------------------

FOOD/PROCESSING-0.97%

Delta & Pine Land Co.                     43,000       1,548,000
----------------------------------------------------------------
Lancaster Colony Corp.                    20,000         750,000
----------------------------------------------------------------
Universal Foods Corp.                     10,000         353,750
----------------------------------------------------------------
                                                       2,651,750
----------------------------------------------------------------

FUNERAL SERVICES-0.37%

Carriage Services, Inc.(a)                45,100       1,020,388
----------------------------------------------------------------

FURNITURE-0.39%

Kimball International, Inc.               30,000       1,080,000
----------------------------------------------------------------

GAMING-0.65%

GTECH Holdings Corp.(a)                   35,000       1,032,500
----------------------------------------------------------------
International Game Technology             10,000         211,250
----------------------------------------------------------------
Station Casinos, Inc.(a)                  20,000         222,500
----------------------------------------------------------------
Trump Hotels & Casino Resorts,
  Inc.(a)                                 20,000         317,500
----------------------------------------------------------------
                                                       1,783,750
----------------------------------------------------------------

GAS DISTRIBUTION-0.02%

Southwestern Energy Co.                    3,300          49,088
----------------------------------------------------------------

HOMEBUILDING-0.14%

Clayton Homes, Inc.                       15,000         253,125
----------------------------------------------------------------
Shelter Components Corp.                  10,000         131,250
----------------------------------------------------------------
                                                         384,375
----------------------------------------------------------------

HOTELS/MOTELS-0.29%

U.S. Franchise Systems, Inc.(a)           31,500         456,750
----------------------------------------------------------------
Wyndham Hotel Corp.(a)                    18,000         342,000
----------------------------------------------------------------
                                                         798,750
----------------------------------------------------------------

INSURANCE (BROKER)-0.09%

Poe & Brown, Inc.                         10,000         258,125
----------------------------------------------------------------

INSURANCE (LIFE & HEALTH)-0.48%

American Travelers Corp.(a)                2,100          72,188
----------------------------------------------------------------
John Alden Financial Corp.                30,000         558,750
----------------------------------------------------------------

                                                      MARKET
                                       SHARES          VALUE
INSURANCE (LIFE & HEALTH)-(CONTINUED)

UNUM Corp.                                 5,200   $     326,950
----------------------------------------------------------------
Western National Corp.                    19,900         358,200
----------------------------------------------------------------
                                                       1,316,088
----------------------------------------------------------------

INSURANCE (MULTI-LINE PROPERTY)-2.77%

ACE, Ltd.                                  4,000         219,000
----------------------------------------------------------------
AMBAC, Inc.                                2,900         181,250
----------------------------------------------------------------
American Re Corp.                            900          57,937
----------------------------------------------------------------
Amerin Corp.(a)                           55,000       1,086,250
----------------------------------------------------------------
CapMAC Holdings, Inc.                     20,000         667,500
----------------------------------------------------------------
Exel Ltd.                                  1,200          45,600
----------------------------------------------------------------
HCC Insurance Holdings, Inc.               7,500         191,250
----------------------------------------------------------------
Horace Mann Educators Corp.                8,000         274,000
----------------------------------------------------------------
MBIA, Inc.                                 2,100         186,112
----------------------------------------------------------------
MGIC Investment Corp.                     11,400         782,325
----------------------------------------------------------------
Mercury General Corp.                        900          43,875
----------------------------------------------------------------
Mid Ocean Ltd.                             1,800          84,600
----------------------------------------------------------------
Progressive Corp.                         30,000       2,062,500
----------------------------------------------------------------
RenaissanceRe Holdings Ltd.                1,500          43,688
----------------------------------------------------------------
TIG Holdings, Inc.                        20,000         577,500
----------------------------------------------------------------
Transatlantic Holdings, Inc.               3,000         216,000
----------------------------------------------------------------
UnionAmerica Holdings PLC-ADR
  (United Kingdom)                        19,500         363,188
----------------------------------------------------------------
Vesta Insurance Group, Inc.                5,000         128,125
----------------------------------------------------------------
W. R. Berkley Corp.                        7,000         364,000
----------------------------------------------------------------
                                                       7,574,700
----------------------------------------------------------------

LEISURE & RECREATION-2.68%

Gaylord Entertainment Co.-Class A         60,000       1,185,000
----------------------------------------------------------------
Golden Bear Golf, Inc.(a)                 20,700         372,600
----------------------------------------------------------------
Harley-Davidson, Inc.                     40,000       1,805,000
----------------------------------------------------------------
K2, Inc.                                  18,000         414,000
----------------------------------------------------------------
King World Productions, Inc.(a)            1,800          64,800
----------------------------------------------------------------
North Face (The), Inc.(a)                 49,000         992,250
----------------------------------------------------------------
Platinum Entertainment, Inc.(a)           15,000         153,750
----------------------------------------------------------------
Steinway Musical Instruments(a)           20,000         355,000
----------------------------------------------------------------
Toy Biz, Inc.(a)                          95,000       1,686,250
----------------------------------------------------------------
Travis Boats & Motors, Inc.(a)            30,000         322,500
----------------------------------------------------------------
                                                       7,351,150
----------------------------------------------------------------

MACHINERY (MISCELLANEOUS)-1.55%

American Residential Services,
  Inc.(a)                                 80,800       1,535,200
----------------------------------------------------------------
Greenwich Air Services, Inc.-Class
  B(a)                                    30,000         506,250
----------------------------------------------------------------
Pall Corp.                                70,000       1,793,750
----------------------------------------------------------------
Pfeiffer Vacuum Technology
  AG-ADR(a) (Germany)                     25,000         400,000
----------------------------------------------------------------
                                                       4,235,200
----------------------------------------------------------------

MEDICAL (DRUGS)-1.84%

Allergan, Inc.                             1,200          36,600
----------------------------------------------------------------
AmeriSource Health Corp.(a)               25,000       1,059,375
----------------------------------------------------------------
Applied Analytical Industries,
  Inc.(a)                                 39,300         854,775
----------------------------------------------------------------
BioChem Pharma, Inc.(a) (Canada)           7,800         332,475
----------------------------------------------------------------
Dura Pharmaceuticals, Inc.(a)             20,000         690,000
----------------------------------------------------------------

                                                      MARKET
                                       SHARES          VALUE
MEDICAL (DRUGS)-(CONTINUED)

Elan Corp. PLC-ADR(a) (Ireland)            8,000   $     222,000
----------------------------------------------------------------
Express Scripts, Inc.-Class A(a)           5,500         160,188
----------------------------------------------------------------
Gilead Sciences, Inc.(a)                   8,000         187,000
----------------------------------------------------------------
Liposome Company, Inc.(a)                 15,000         256,875
----------------------------------------------------------------
North American Vaccine, Inc.(a)           37,500         834,375
----------------------------------------------------------------
R.P. Scherer Corp.(a)                      5,000         231,875
----------------------------------------------------------------
Watson Pharmaceuticals, Inc.(a)            5,000         166,875
----------------------------------------------------------------
                                                       5,032,413
----------------------------------------------------------------

MEDICAL (PATIENT SERVICES)-2.97%

Advance Paradigm, Inc.(a)                100,000         812,500
----------------------------------------------------------------
Alternative Living Services,
  Inc.(a)                                 65,000         934,375
----------------------------------------------------------------
FPA Medical Management, Inc.(a)           22,000         409,750
----------------------------------------------------------------
Health Management Associates,
  Inc.-Class A(a)                          2,100          46,200
----------------------------------------------------------------
HealthCor Holdings, Inc.(a)               55,000         522,500
----------------------------------------------------------------
HEALTHSOUTH Corp.(a)                       1,200          45,000
----------------------------------------------------------------
Horizon Mental Health Management,
  Inc.(a)                                  7,000         187,250
----------------------------------------------------------------
Intensiva Healthcare Corp.(a)             70,000         490,000
----------------------------------------------------------------
Manor Care, Inc.                           6,000         235,500
----------------------------------------------------------------
Mariner Health Group, Inc.(a)              7,400          62,900
----------------------------------------------------------------
Medical Resources, Inc.(a)                50,000         431,250
----------------------------------------------------------------
MedPartners, Inc.(a)                       5,715         120,729
----------------------------------------------------------------
NovaCare, Inc.(a)                          9,300          76,725
----------------------------------------------------------------
Oxford Health Plans, Inc.(a)              13,500         614,250
----------------------------------------------------------------
PacifiCare Health Systems,
  Inc.-Class B(a)                          8,000         562,000
----------------------------------------------------------------
Paracelsus Healthcare Corp.(a)           100,000         437,500
----------------------------------------------------------------
Physician Corp. of America(a)             10,000         110,625
----------------------------------------------------------------
Sierra Health Services, Inc.(a)            5,100         145,988
----------------------------------------------------------------
Sunrise Assisted Living, Inc.(a)          35,000         805,000
----------------------------------------------------------------
TresCom International, Inc.(a)             5,000          63,750
----------------------------------------------------------------
Vencor, Inc.(a)                            3,000          88,875
----------------------------------------------------------------
Veterinary Centers of America,
  Inc.(a)                                 50,000         918,750
----------------------------------------------------------------
                                                       8,121,417
----------------------------------------------------------------

MEDICAL INSTRUMENTS/PRODUCTS-5.66%

Biomet, Inc.                              90,000       1,451,250
----------------------------------------------------------------
Dentsply International, Inc.              35,000       1,474,375
----------------------------------------------------------------
Gulf South Medical Supply, Inc.(a)        11,000         242,000
----------------------------------------------------------------
Haemonetics(a)                            30,000         536,250
----------------------------------------------------------------
Heartstream, Inc.(a)                      60,000         690,000
----------------------------------------------------------------
ICU Medical, Inc.(a)                      25,000         221,875
----------------------------------------------------------------
IDEXX Laboratories, Inc.(a)               14,000         549,500
----------------------------------------------------------------
Maxxim Medical, Inc.(a)                   10,000         138,750
----------------------------------------------------------------
MiniMed, Inc.(a)                          27,500         721,875
----------------------------------------------------------------
Nitinol Medical Technologies,
  Inc.(a)                                 62,000         651,000
----------------------------------------------------------------
Sofamor Danek Group, Inc.(a)              30,000         825,000
----------------------------------------------------------------
St. Jude Medical, Inc.(a)                 30,000       1,185,000
----------------------------------------------------------------
Suburban Ostomy Supply Co., Inc.(a)      100,000       1,218,750
----------------------------------------------------------------
Sybron International Corp.(a)             80,000       2,330,000
----------------------------------------------------------------
TECNOL Medical Products, Inc.(a)          60,000         765,000
----------------------------------------------------------------
Trex Medical Corp.(a)                     25,000         440,625
----------------------------------------------------------------
US Surgical Corp.                          3,000         125,625
----------------------------------------------------------------

                                                      MARKET
                                       SHARES          VALUE
MEDICAL INSTRUMENTS/PRODUCTS-(CONTINUED)

Ventritex, Inc.(a)                         5,000   $     114,063
----------------------------------------------------------------
Xomed Surgical Products, Inc.(a)          70,000       1,811,250
----------------------------------------------------------------
                                                      15,492,188
----------------------------------------------------------------

METALS (MISCELLANEOUS)-0.53%

Potash Corp. of Saskatchewan Inc.
  (Canada)                                12,500         885,938
----------------------------------------------------------------
Rental Service Corp.(a)                   24,200         556,600
----------------------------------------------------------------
                                                       1,442,538
----------------------------------------------------------------

NATURAL GAS PIPELINES-0.33%

NGC Corp.                                 50,000         900,000
----------------------------------------------------------------

OFFICE AUTOMATION-0.14%

Danka Business Systems PLC-ADR
  (United Kingdom)                        10,000         396,250
----------------------------------------------------------------

OFFICE PRODUCTS-0.92%

Daisytek International Corp.(a)           30,000       1,147,500
----------------------------------------------------------------
Deluxe Corp.                              40,000       1,305,000
----------------------------------------------------------------
OfficeMax, Inc.(a)                         4,500          60,750
----------------------------------------------------------------
                                                       2,513,250
----------------------------------------------------------------

OIL & GAS (DRILLING)-0.62%

Atwood Oceanics, Inc.(a)                  17,000         943,500
----------------------------------------------------------------
Reading & Bates Corp.(a)                  26,000         747,500
----------------------------------------------------------------
                                                       1,691,000
----------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION)-2.95%

Anadarko Petroleum Corp.                   4,000         254,500
----------------------------------------------------------------
Apache Corp.                               6,500         230,750
----------------------------------------------------------------
Burlington Resources, Inc.                25,000       1,259,375
----------------------------------------------------------------
Cabot Oil and Gas Corp.-Class A           66,000       1,023,000
----------------------------------------------------------------
Cross Timbers Oil Co.                      2,100          49,613
----------------------------------------------------------------
Devon Energy Corp.                        10,000         348,750
----------------------------------------------------------------
Houston Exploration Co. (The)(a)          75,000       1,284,375
----------------------------------------------------------------
Newfield Exploration Co.(a)                2,500         118,125
----------------------------------------------------------------
Noble Affiliates, Inc.                     6,000         261,000
----------------------------------------------------------------
Nuevo Energy Co.(a)                        8,900         443,888
----------------------------------------------------------------
Petroleum Securities Australia
  Ltd.-ADR(a) (Australia)                 18,000         366,750
----------------------------------------------------------------
Pogo Producing Co.                        21,500         954,062
----------------------------------------------------------------
Ranger Oil Ltd. (Canada)                   6,000          45,000
----------------------------------------------------------------
Rutherford-Moran Oil Corp.(a)             25,000         743,750
----------------------------------------------------------------
Santa Fe Energy Resources, Inc.(a)         8,400         119,700
----------------------------------------------------------------
Snyder Oil Corp.                           4,800          73,200
----------------------------------------------------------------
Transocean Offshore Inc.                   8,000         506,000
----------------------------------------------------------------
                                                       8,081,838
----------------------------------------------------------------

OIL & GAS (SERVICES)-1.28%

Camco International, Inc.                  8,000         310,000
----------------------------------------------------------------
Energy Ventures, Inc.(a)                  18,000         792,000
----------------------------------------------------------------
GeoScience Corp.(a)                       25,000         268,750
----------------------------------------------------------------
Oceaneering International, Inc.(a)        20,000         360,000
----------------------------------------------------------------
Petroleum Geo-Services ASA-ADR(a)
  (Norway)                                18,300         626,775
----------------------------------------------------------------
SEACOR Holdings Inc.(a)                   12,000         648,000
----------------------------------------------------------------
3-D Geophysical, Inc.(a)                  25,000         206,250
----------------------------------------------------------------

                                                      MARKET
                                       SHARES          VALUE
OIL & GAS (SERVICES)-(CONTINUED)

Veritas DGC, Inc.(a)                      13,900   $     284,950
----------------------------------------------------------------
                                                       3,496,725
----------------------------------------------------------------

OIL EQUIPMENT & SUPPLIES-3.06%

Baker Hughes, Inc.                        16,500         587,812
----------------------------------------------------------------
BJ Services Co.(a)                         3,000         134,625
----------------------------------------------------------------
Cooper Cameron Corp.(a)                   10,500         670,688
----------------------------------------------------------------
ENSCO International, Inc.(a)              33,000       1,427,250
----------------------------------------------------------------
Falcon Drilling Company, Inc.(a)          15,000         530,625
----------------------------------------------------------------
GulfMark International, Inc.(a)           11,000         610,500
----------------------------------------------------------------
National-Oilwell, Inc.(a)                 25,000         581,250
----------------------------------------------------------------
Noble Drilling Corp.(a)                   25,400         473,075
----------------------------------------------------------------
Petroleum Helicopters, Inc.               10,000         175,000
----------------------------------------------------------------
Pride Petroleum Services, Inc.(a)         39,000         682,500
----------------------------------------------------------------
Smith International, Inc.(a)              20,000         760,000
----------------------------------------------------------------
Tidewater, Inc.                            6,000         262,500
----------------------------------------------------------------
Tuboscope Vetco International
  Corp.(a)                                60,000         915,000
----------------------------------------------------------------
Weatherford Enterra, Inc.(a)              19,000         551,000
----------------------------------------------------------------
                                                       8,361,825
----------------------------------------------------------------

PAPER & FOREST PRODUCTS-1.27%

American Pad & Paper Co.(a)              105,000       1,968,750
----------------------------------------------------------------
Thermo Fibergen Inc.(a)                   45,000         568,125
----------------------------------------------------------------
Wausau Paper Mills Co.                    48,125         926,406
----------------------------------------------------------------
                                                       3,463,281
----------------------------------------------------------------

POLLUTION CONTROL-0.02%

Tetra Technologies, Inc.(a)                2,400          50,100
----------------------------------------------------------------

PUBLISHING-0.16%

Desktop Data, Inc.(a)                      2,000          47,500
----------------------------------------------------------------
Harte-Hanks Communications, Inc.           1,800          46,575
----------------------------------------------------------------
Readers Digest Association,
  Inc.-Class A                             1,200          42,750
----------------------------------------------------------------
Scholastic Corp.(a)                        2,600         190,450
----------------------------------------------------------------
World Color Press, Inc.(a)                 4,800         107,400
----------------------------------------------------------------
                                                         434,675
----------------------------------------------------------------

RAILROADS-0.26%

Kansas City Southern Industries,
  Inc.                                    15,000         705,000
----------------------------------------------------------------

REAL ESTATE-0.19%

Insignia Financial Group,
  Inc.-Class A(a)                         24,000         519,000
----------------------------------------------------------------

RESTAURANTS-2.09%

Apple South, Inc.                         35,000         411,250
----------------------------------------------------------------
Boston Chicken, Inc.(a)                   18,000         654,750
----------------------------------------------------------------
Brinker International, Inc.(a)            25,000         425,000
----------------------------------------------------------------
Cracker Barrel Old Country Store,
  Inc.                                     8,000         163,000
----------------------------------------------------------------
IHOP Corp.(a)                              5,000         110,000
----------------------------------------------------------------
Landry's Seafood Restaurants,
  Inc.(a)                                  1,800          36,900
----------------------------------------------------------------
Logan's Roadhouse, Inc.(a)                20,000         365,000
----------------------------------------------------------------
Longhorn Steaks, Inc.(a)                  10,000         160,000
----------------------------------------------------------------
New York Bagel Enterprises(a)            110,000         921,250
----------------------------------------------------------------
Outback Steakhouse, Inc.(a)               10,000         231,875
----------------------------------------------------------------
Ryan's Family Steak Houses, Inc.(a)      150,000       1,106,250
----------------------------------------------------------------
Showbiz Pizza Time, Inc.(a)               34,800         643,800
----------------------------------------------------------------

                                                      MARKET
                                       SHARES          VALUE
RESTAURANTS-(CONTINUED)

Taco Cabana-Class A(a)                    50,000   $     293,750
----------------------------------------------------------------
Wendy's International, Inc.                9,800         202,125
----------------------------------------------------------------
                                                       5,724,950
----------------------------------------------------------------

RETAIL (FOOD & DRUG)-1.95%

Casey's General Stores, Inc.              72,000       1,296,000
----------------------------------------------------------------
Dominick's Supermarkets, Inc.(a)          45,000         894,375
----------------------------------------------------------------
Eckerd Corp. (The)(a)                     25,000         693,750
----------------------------------------------------------------
Einstein/Noah Bagel Corp.(a)              20,100         675,862
----------------------------------------------------------------
Revco D.S., Inc.(a)                       25,000         753,125
----------------------------------------------------------------
Starbucks Corp.(a)                         1,800          58,500
----------------------------------------------------------------
Wild Oats Markets Inc.(a)                 45,000         956,250
----------------------------------------------------------------
                                                       5,327,862
----------------------------------------------------------------

RETAIL (STORES)-7.72%

Abercrombie & Fitch Co.-Class A(a)        35,000         770,000
----------------------------------------------------------------
American Eagle Outfitters, Inc.(a)        15,000         262,500
----------------------------------------------------------------
Bed, Bath & Beyond, Inc.(a)                3,000          75,750
----------------------------------------------------------------
Best Buy Co., Inc.(a)                     35,000         573,125
----------------------------------------------------------------
Borders Group, Inc.(a)                     1,200          37,800
----------------------------------------------------------------
Brookstone, Inc.(a)                       10,000         111,250
----------------------------------------------------------------
CompUSA, Inc.(a)                          13,200         610,500
----------------------------------------------------------------
Consolidated Stores Corp.(a)                 900          34,762
----------------------------------------------------------------
Corporate Express, Inc.(a)                13,000         424,125
----------------------------------------------------------------
Dollar Tree Stores, Inc.(a)               13,000         490,750
----------------------------------------------------------------
Duty Free International, Inc.              8,900         142,400
----------------------------------------------------------------
Family Dollar Stores, Inc.               115,000       1,955,000
----------------------------------------------------------------
Finish Line, Inc. (The)-Class A(a)        37,000       1,572,500
----------------------------------------------------------------
Gadzooks, Inc.(a)                         24,000         696,000
----------------------------------------------------------------
Garden Ridge Corp.(a)                     70,000         673,750
----------------------------------------------------------------
Gargoyles, Inc.(a)                        25,000         331,250
----------------------------------------------------------------
Gymboree Corp.(a)                          3,000          93,750
----------------------------------------------------------------
Hot Topic, Inc.(a)                        46,500       1,116,000
----------------------------------------------------------------
Kohl's Corp.(a)                            3,000         108,000
----------------------------------------------------------------
Little Switzerland, Inc.(a)               70,000         341,250
----------------------------------------------------------------
Loehmann's Holdings, Inc.(a)               3,900         104,813
----------------------------------------------------------------
Mac Frugals Bargains Close-Outs,
  Inc.(a)                                 60,000       1,462,500
----------------------------------------------------------------
Marks Bros. Jewelers, Inc.(a)              1,800          41,850
----------------------------------------------------------------
Melville Corp.(a)                         10,000         372,500
----------------------------------------------------------------
Mossimo, Inc.(a)                           5,000         108,125
----------------------------------------------------------------
Neiman Marcus Group, Inc. (The)(a)        16,000         522,000
----------------------------------------------------------------
Oakley, Inc.(a)                           30,000         446,250
----------------------------------------------------------------
Office Depot, Inc.(a)                     12,000         235,500
----------------------------------------------------------------
Pep Boys-Manny, Moe & Jack                 1,200          42,000
----------------------------------------------------------------
Petco Animal Supplies, Inc.(a)             7,000         164,500
----------------------------------------------------------------
Pier 1 Imports, Inc.                      54,000         756,000
----------------------------------------------------------------
Price/Costco, Inc.(a)                     10,000         198,750
----------------------------------------------------------------
Proffitt's, Inc.(a)                        4,200         169,575
----------------------------------------------------------------
Sports & Recreation, Inc.(a)              50,000         431,250
----------------------------------------------------------------
Sports Authority, Inc. (The)(a)           35,000         848,750
----------------------------------------------------------------
Stage Stores, Inc.(a)                    134,700       2,458,275
----------------------------------------------------------------
Staples, Inc.(a)                           3,600          67,050
----------------------------------------------------------------

                                                      MARKET
                                       SHARES          VALUE
RETAIL (STORES)-(CONTINUED)

Sunglass Hut International, Inc.(a)       65,000   $     576,875
----------------------------------------------------------------
Talbots, Inc.                             25,000         712,500
----------------------------------------------------------------
Tiffany & Co.                             11,800         436,600
----------------------------------------------------------------
U.S. Office Products Co.(a)               10,000         290,000
----------------------------------------------------------------
Whole Foods Market, Inc.(a)                6,800         174,250
----------------------------------------------------------------
Williams-Sonoma, Inc.(a)                   1,800          49,500
----------------------------------------------------------------
Zale Corp.(a)                              2,400          46,500
----------------------------------------------------------------
                                                      21,136,375
----------------------------------------------------------------

SCHOOLS-0.02%

Sylvan Learning Systems, Inc.(a)           1,200          50,700
----------------------------------------------------------------

SCIENTIFIC INSTRUMENTS-0.61%

Fisher Scientific International           30,000       1,346,250
----------------------------------------------------------------
Input/Output, Inc.(a)                     11,000         327,250
----------------------------------------------------------------
                                                       1,673,500
----------------------------------------------------------------

SEMICONDUCTORS-0.44%

Analog Devices, Inc.(a)                    6,800         176,800
----------------------------------------------------------------
Maxim Integrated Products, Inc.(a)         2,400          84,000
----------------------------------------------------------------
SDL, Inc.(a)                              35,000         595,000
----------------------------------------------------------------
Xilinx, Inc.(a)                           10,700         350,425
----------------------------------------------------------------
                                                       1,206,225
----------------------------------------------------------------

SHOES & RELATED APPAREL-0.04%

Kenneth Cole Productions, Inc.(a)          4,500          74,250
----------------------------------------------------------------
Nine West Group, Inc.(a)                     900          44,887
----------------------------------------------------------------
                                                         119,137
----------------------------------------------------------------

TELECOMMUNICATIONS-3.61%

ADC Telecommunications, Inc.(a)              900          61,537
----------------------------------------------------------------
Advanced Fibre Communications, Inc.(a)    17,200         982,550
----------------------------------------------------------------
American Portable Telecom, Inc.(a)        60,000         457,500
----------------------------------------------------------------
Andrew Corp.(a)                              900          43,875
----------------------------------------------------------------
Billing Information Concepts(a)           15,000         391,875
----------------------------------------------------------------
General Instrument Corp.(a)               23,000         462,875
----------------------------------------------------------------
LCC International, Inc.-Class A(a)        85,200       1,246,050
----------------------------------------------------------------
Metromedia International Group,
  Inc.(a)                                 50,000         493,750
----------------------------------------------------------------
Mobile Telecommunication
  Technologies Corp.(a)                    4,200          55,650
----------------------------------------------------------------

                                                      MARKET
                                       SHARES          VALUE
TELECOMMUNICATIONS-(CONTINUED)

Octel Communications Corp.(a)             30,000   $     476,250
----------------------------------------------------------------
Omnipoint Corp.(a)                        20,000         545,000
----------------------------------------------------------------
P-COM, Inc.(a)                            30,000         660,000
----------------------------------------------------------------
RMH Teleservices, Inc.(a)                 55,000         405,625
----------------------------------------------------------------
Tellabs, Inc.(a)                           8,500         723,563
----------------------------------------------------------------
Teltrend, Inc.(a)                         41,000       1,353,000
----------------------------------------------------------------
360 Communications Co.(a)                  3,000          67,875
----------------------------------------------------------------
Tollgrade Communications, Inc.(a)         35,000         910,000
----------------------------------------------------------------
Transaction Network Services, Inc.(a)     30,000         408,750
----------------------------------------------------------------
U.S. Long Distance Corp.(a)               15,000         125,625
----------------------------------------------------------------
                                                       9,871,350
----------------------------------------------------------------

TEXTILES-0.69%

Ashworth, Inc.(a)                         15,000          97,500
----------------------------------------------------------------
G & K Services, Inc.-Class A              28,500         826,500
----------------------------------------------------------------
Guess ?, Inc.(a)                          75,000         956,250
----------------------------------------------------------------
                                                       1,880,250
----------------------------------------------------------------

TOBACCO-0.27%

Consolidated Cigar Holdings, Inc.(a)      27,000         735,750
----------------------------------------------------------------

TRANSPORTATION (MISCELLANEOUS)-1.20%

AirNet Systems, Inc.(a)                    6,000          78,000
----------------------------------------------------------------
Hvide Marine, Inc.-Class A(a)            120,000       1,785,000
----------------------------------------------------------------
Trico Marine Services, Inc.(a)            40,000       1,410,000
----------------------------------------------------------------
                                                       3,273,000
----------------------------------------------------------------
    Total Common Stocks                              239,699,298
----------------------------------------------------------------

                                      PRINCIPAL
                                       AMOUNT
REPURCHASE AGREEMENTS-10.12%(c)

Daiwa Securities America Inc.,
  5.53%, 11/01/96(d)                 $   694,693         694,693
----------------------------------------------------------------
SBC Capital Markets Inc., 5.55%,
  11/01/96(e)                         27,000,000      27,000,000
----------------------------------------------------------------
    Total Repurchase Agreements                       27,694,693
----------------------------------------------------------------
TOTAL INVESTMENTS-97.70%                             267,393,991
----------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-2.30%                    6,293,618
----------------------------------------------------------------
NET ASSETS-100.00%                                 $ 273,687,609
================================================================

Abbreviations:
ADR -- American Depository Receipt

Notes to Schedule of Investments:
(a) Non-income producing security.
(b) Deposited in escrow with custodian as collateral for securities sold short. See Note 7.
(c) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sale price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) Joint repurchase agreement entered into 10/31/96 with a maturing value of $750,115,208. Collateralized by $733,115,000 U.S. Treasury obligations, 0% to 10.375% due 11/15/96 to 08/15/23.
(e) Joint repurchase agreement entered into 10/31/96 with a maturing value of $700,107,917. Collateralized by $691,506,000 U.S. Treasury obligations, 0% to 9.125% due 11/30/96 to 10/31/01.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 1996

ASSETS:

Investments, at market value (cost
  $233,856,598)                            $  267,393,991
---------------------------------------------------------
Receivables for:
  Investments sold                                139,372
---------------------------------------------------------
  Investments sold short                        1,917,412
---------------------------------------------------------
  Capital stock sold                           12,253,790
---------------------------------------------------------
  Dividends and interest                           55,565
---------------------------------------------------------
Investment for deferred compensation
  plan                                              1,508
---------------------------------------------------------
Other assets                                       43,850
---------------------------------------------------------
      Total assets                            281,805,488
---------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                         5,401,638
---------------------------------------------------------
  Capital stock reacquired                        378,040
---------------------------------------------------------
  Deferred compensation                             1,508
---------------------------------------------------------
Market value of securities sold short
  (proceeds from sales $1,917,412)              2,034,500
---------------------------------------------------------
Accrued advisory fees                              74,799
---------------------------------------------------------
Accrued administrative service fees                 5,535
---------------------------------------------------------
Accrued directors' fees                               630
---------------------------------------------------------
Accrued distribution fees                          78,807
---------------------------------------------------------
Accrued transfer agent fees                        44,095
---------------------------------------------------------
Accrued operating expenses                         98,327
---------------------------------------------------------
      Total liabilities                         8,117,879
---------------------------------------------------------
Net assets applicable to shares
  outstanding                              $  273,687,609
=========================================================

NET ASSETS:

Class A                                    $  251,252,680
=========================================================
Class B                                    $   22,434,929
=========================================================

CAPITAL STOCK, $.001 PAR VALUE PER
  SHARE:

Class A:
  Authorized                                  750,000,000
---------------------------------------------------------
  Outstanding                                  22,659,779
=========================================================
Class B:
  Authorized                                  750,000,000
---------------------------------------------------------
  Outstanding                                   2,024,023
=========================================================

CLASS A:
  Net asset value and redemption price
    per share                              $        11.09
=========================================================
  Offering price per share:
    (Net assets value of $11.09
    divided by 94.50%)                     $        11.74
=========================================================

CLASS B:
  Net asset value and offering price
    per share                              $        11.08
=========================================================

STATEMENT OF OPERATIONS

For the period June 17, 1996 (date operations commenced) through October 31, 1996

INVESTMENT INCOME:

Dividends (net of $584 foreign
  withholding tax)                          $    180,536
--------------------------------------------------------
Interest                                         419,404
--------------------------------------------------------
    Total investment income                      599,940
--------------------------------------------------------

EXPENSES:

Advisory fees                                    425,194
--------------------------------------------------------
Administrative service fees                       19,841
--------------------------------------------------------
Custodian fees                                    28,363
--------------------------------------------------------
Directors' fees                                    3,657
--------------------------------------------------------
Distribution fees-Class A                        195,157
--------------------------------------------------------
Distribution fees-Class B                          9,333
--------------------------------------------------------
Transfer agent fees-Class A                      132,291
--------------------------------------------------------
Transfer agent fees-Class B                        2,247
--------------------------------------------------------
Dividends on short sales                           9,405
--------------------------------------------------------
Other                                             88,065
--------------------------------------------------------
      Total expenses                             913,553
--------------------------------------------------------
Less: Fees waived by advisor                    (144,946)
--------------------------------------------------------
    Expenses paid indirectly                      (1,037)
--------------------------------------------------------
      Net expenses                               767,570
--------------------------------------------------------
Net investment income (loss)                    (167,630)
--------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES:

Net realized gain (loss) on sales of
  investment securities                       (5,381,138)
--------------------------------------------------------
Unrealized appreciation (depreciation) of:
  Investment securities                       33,537,393
--------------------------------------------------------
  Securities sold short                         (117,088)
--------------------------------------------------------
                                              33,420,305
--------------------------------------------------------
  Net gain on investment securities           28,039,167
--------------------------------------------------------
Net increase in net assets resulting from
  operations                                $ 27,871,537
========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the period June 17, 1996 (date operations commenced) through October 31,
1996

OPERATIONS:

  Net investment income (loss)                                                                        $      (167,630)
---------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on sales of investment securities                                               (5,381,138)
---------------------------------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities                                                         33,420,305
---------------------------------------------------------------------------------------------------------------------
       Net increase in net assets resulting from operations                                                27,871,537
---------------------------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                                                                 222,946,738
---------------------------------------------------------------------------------------------------------------------
  Class B                                                                                                  22,869,334
---------------------------------------------------------------------------------------------------------------------
       Net increase in net assets                                                                         273,687,609
---------------------------------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                                                                              --
---------------------------------------------------------------------------------------------------------------------
  End of period                                                                                       $   273,687,609
---------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                                                          $   245,649,966
---------------------------------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                                                                   (1,524)
---------------------------------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) on sales of investment securities                                 (5,381,138)
---------------------------------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities                                                         33,420,305
---------------------------------------------------------------------------------------------------------------------
                                                                                                      $   273,687,609
=====================================================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 1996

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Capital Development Fund (the "Fund") is a series portfolio of AIM Equity Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six diversified portfolios: AIM Capital Development Fund, AIM Aggressive Growth Fund, AIM Blue Chip Fund, AIM Charter Fund, AIM Constellation Fund and AIM Weingarten Fund. The Fund currently offers two different classes of shares: the Class A shares and the Class B shares. Class A shares commenced operations on June 17, 1996 and Class B shares commenced sales on October 1, 1996. Class A shares are sold with a front-end sales charge. Class B shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term capital appreciation.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
A. Security Valuations--A security listed or traded on an exchange is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations that are issued or guaranteed by the U.S. Treasury are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.
B. Securities Transactions, Investment Income and Distributions--Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income, dividend expense on short sales and distributions to shareholders are recorded on the ex-dividend date. On October 31, 1996,

   $166,106 was reclassified from undistributed net investment income (loss) to paid-in capital as a result of a net operating tax loss. Net assets of the Fund were unaffected by the reclassification.
C. Accounting for Securities Sold Short--When the Fund sells common stock short, an amount equal to the proceeds of the sales is recorded as an asset. This asset is offset by a liability (representing the borrowed security) recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the procedures for security valuations discussed in "A" above. The Fund's risk is that the value of the security will increase rather than decline and thus an unrealized loss will be recorded. When the Fund closes out a short position by delivering the stock sold short, the Fund will realize a gain or loss and the liability related to such short position will be eliminated. The Fund will attempt to hedge against market risk by entering into short sales of securities that it currently owns or has the right to acquire through the conversion or exchange of other securities that it owns. Such short sales may protect the Fund against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such securities may be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio may be wholly or partially offset by a corresponding loss in the short position.
D. Federal Income Taxes--The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $4,645,136 (which may be carried forward to offset future taxable gains, if any) which expires, if not previously utilized, in the year 2004.
E. Expenses--Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses which are applicable to both classes, e.g. advisory fees, are allocated between them.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $350 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $350 million. AIM has agreed to waive advisory fees on the Fund to the extent necessary to keep the annual expense ratio for Class A shares at 1.34% for two years commencing August 12, 1996. During the period June 17, 1996 (date operations commenced) through October 31, 1996, AIM waived fees of $144,946.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the period June 17, 1996 (date operations commenced) through October 31, 1996, AIM was reimbursed $19,841 for such services.
  The Fund, pursuant to a transfer agency and services agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency services to the Fund. During the period June 17, 1996 (date operations commenced) through October 31, 1996, AFS was paid $75,666 for such services.
  The Fund received reductions in transfer agency fees of $746 from dividends received on balances in cash management accounts. In addition, the Fund incurred expenses of $291 from pricing services which are paid through directed brokerage commissions. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $1,037 during the period June 17, 1996 (date operations commenced) through October 31, 1996.
  The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A shares and Class B shares of the Fund. The Company has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares (the "Class A Plan") and with respect to the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A Plan, pays AIM Distributors compensation at the annual rate of 0.35% of the average daily net assets attributable to the Class A shares. The Class A Plan is designed to compensate AIM Distributors for certain promotional and other sales related costs and provides periodic payments to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Fund. The Fund, pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets of the Class B shares. Of this amount, the Fund pays a service fee of 0.25% of the average daily net assets of the Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class B shares of the Fund. Any amounts not paid as a service fee under such Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by the respective classes. AIM Distributors may, from time to time, assign, transfer or pledge to one or more assignees, its rights to all or a portion of (a) compensation received by AIM Distributors from the Fund pursuant to the Class B Plan (but not AIM Distributors' duties and obligations pursuant to the Class B
Plan) and (b) any contingent deferred sales charges payable to AIM Distributors related to the Class B shares. During the respective commencement periods of operations through October 31, 1996, the Class A shares and the Class B shares paid AIM Distributors $195,157 and $9,333, respectively, as compensation pursuant to the Plans.
  AIM Distributors received commissions of $926,213 from Class A capital stock transactions during the period June 17, 1996 (date operations commenced) through October 31, 1996. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A capital stock. During the period June 17, 1996 (date operations commenced) through October 31, 1996, AIM Distributors received $733 in contingent deferred sales charges imposed on redemptions of capital stock. Certain officers and directors of the Company are officers and directors of AIM, AIM Distributors and AFS.
  During the period June 17, 1996 (date operations commenced) through October 31, 1996 the Fund paid legal fees of $415 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-DIRECTOR'S FEES

Director's fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-BANK BORROWINGS

Effective July 19, 1996, the Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $325,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. During the period July 19, 1996 through October 31, 1996, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.08% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 5-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the period June 17, 1996 (date operations commenced) through October 31, 1996 was $226,688,330 and $15,145,287, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities as of October 31, 1996, on a tax basis, is as follows:

Aggregate unrealized appreciation of
  investment securities                  $   42,977,708
-------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                     (10,176,317)
-------------------------------------------------------
Net unrealized appreciation of
  investment securities                  $   32,801,391
=======================================================

Cost of investments for tax purposes is $234,592,600.

NOTE 6-CAPITAL STOCK

Changes in the capital stock outstanding during the period June 17, 1996 (date operations commenced) through October 31, 1996 were as follows:

                                                      1996
                                         ------------------------------
                                            SHARES          AMOUNT
                                         ------------   ---------------
Sold:
  Class A                                  24,923,432   $   246,810,746
-----------------------------------------------------------------------
  Class B*                                  2,026,599        22,898,153
-----------------------------------------------------------------------
Reacquired:
  Class A                                  (2,263,653)      (23,864,008)
-----------------------------------------------------------------------
  Class B*                                     (2,576)          (28,819)
-----------------------------------------------------------------------
                                           24,683,802   $   245,816,072
=======================================================================
* Class B shares commenced sales on October 1, 1996.

NOTE 7-SECURITIES SOLD SHORT

Outstanding short sales as of October 31, 1996:

                                                  PROCEEDS      UNREALIZED
                           SHARES      MARKET    FROM SHORT    APPRECIATION
         ISSUER          SOLD SHORT    VALUE        SALES     (DEPRECIATION)
------------------------ ----------  ----------  -----------  --------------
Federal National
  Mortgage Association     52,000    $2,034,500  $1,917,412     $ (117,088)
============================================================================

NOTE 8-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A capital stock outstanding during the period June 17, 1996 (date operations commenced) through October 31, 1996 and for a share of Class B capital stock outstanding the period October 1, 1996 (date sales commenced) through October 31, 1996.

                                            CLASS A        CLASS B
                                              1996           1996
                                           ----------     ----------
Net asset value, beginning of period       $    10.00     $    11.26
------------------------------------------ ----------     ----------
Income from investment operations:
    Net investment income (loss)                (0.01)(a)      (0.01)(a)
------------------------------------------ ----------     ----------
    Net gains (losses) on securities (both
      realized and unrealized)                   1.10          (0.17)
------------------------------------------ ----------     ----------
        Total from investment operations         1.09          (0.18)
------------------------------------------ ----------     ----------
Net asset value, end of period             $    11.09     $    11.08
========================================== ==========     ==========
Total return(b)                                 10.90%         (1.60)%
========================================== ==========     ==========

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000s omitted)   $  251,253     $   22,435
========================================== ==========     ==========
Ratio of expenses to average net
  assets(c)(d)                                   1.35%(e)       1.89%(f)
========================================== ==========     ==========
Ratio of net investment income (loss) to
  average net assets(c)                         (0.29)%(e)     (0.83)%(f)
========================================== ==========     ==========
Portfolio turnover rate                            13%            13%
========================================== ==========     ==========
Average broker commission rate             $   0.0550     $   0.0550
========================================== ==========     ==========

(a)  Calculated using average shares outstanding.
(b) Does not deduct sales charges and for periods less than one year, total returns are not annualized.
(c) After fee waivers. Ratios are annualized and based on average net assets of $148,555,639 for the Class A shares and $10,988,774 for the Class B shares.
(d) Excluding indirectly paid expenses, the ratios of expenses to average net assets would have been 1.34% for the Class A shares. The ratio for the Class B shares would have remained the same.
(e) Annualized ratios of expenses and net investment income (loss) to average net assets prior to fee waivers is 1.60% and (0.54)%, respectively, for Class A shares.
(f) Annualized ratios of expenses and net investment income (loss) to average net assets prior to fee waivers is 2.28% and (1.22)%, respectively, for Class B shares.

NOTE 9-SUBSEQUENT EVENT

On November 4, 1996, A I M Management Group Inc. ("AIM Management") and INVESCO PLC announced the execution of an agreement and plan of merger pursuant to which AIM Management will be merged with and into a direct wholly-owned subsidiary of INVESCO PLC. AIM Management is the parent company of the Fund's advisor. The merger is conditional on, among other things, approval by the shareholders of INVESCO PLC and AIM Management and the shareholders of the AIM funds and the mutual funds managed by INVESCO PLC, and is expected to take place during the first quarter of 1997.

                                     FS-74